April 25, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       Midland National Life Separate Account C

            File Number 33-64016 – Variable Annuity II – Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 22 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan, LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 25, 2012

Registration Nos. 33-64016

811-07772

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☐

                                                      Pre-Effective Amendment No.                            ☒

                                                  Post-Effective Amendment No.  22

and

                REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          ☐

                                                                 ACT OF 1940

                                                            Amendment No.   115                                ☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD  57193

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:

(605) 335-5700

Name and Address of Agent for Service:                                                        Copy to:

Victoria E. Fimea                                                                                                   Frederick R. Bellamy, Esq.

Senior Vice President, General Counsel & Secretary                                     Sutherland Asbill & Brennan LLP

Midland National Life Insurance Company                                                     1275 Pennsylvania Avenue, N.W.

Sammons Financial Group                                                                                  Washington, DC  20004-2415

525 W. Van Buren

Chicago, IL  60607

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

___________________

Title of securities being registered:

Variable Annuity II

Variable Annuity

Individual Flexible Premium Variable Annuity Contracts.

Variable Annuity II Prospectus

May 1, 2012

Flexible Premium Deferred Variable Annuity Contract

issued by: Midland National Life Insurance Company

through Midland National Life Separate Account C

Phone: (877) 586-0240 (toll-free)  Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

Variable Annuity II (the “contract”) offers You benefits that may be particularly useful to You in meeting Your long-term savings and retirement needs.  The contract allows You to accumulate contract value, and later apply that contract value to receive fixed or variable annuity payments.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available without charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  The SAI, dated May 1, 2012, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your contract value to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  You can generally choose among the thirty-eight investment divisions listed on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

• AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	• Lord Abbett Series Fund, Inc.
• The Alger Portfolios	• MFS® Variable Insurance TrustSM
• American Century Variable Portfolios, Inc.	• Neuberger Berman Advisers Management Trust
• Fidelity® Variable Insurance Products Initial Class	• PIMCO Variable Insurance Trust
• Goldman Sachs Variable Insurance Trust	• Van Eck VIP Trust

Your contract value in the investment divisions will increase or decrease based on investment performance.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.  The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Alger Capital Appreciation Portfolio	20. Fidelity VIP Mid Cap Portfolio
2. Alger Large Cap Growth Portfolio	21. Fidelity VIP Money Market Portfolio
3. Alger Mid Cap Growth Portfolio	22. Fidelity VIP Overseas Portfolio
4. American Century VP Balanced Fund	23. Goldman Sachs VIT Structured Small Cap Equity Fund
5. American Century VP Capital Appreciation Fund	24. Invesco V.I. Diversified Dividend Fund[1]
6. American Century VP Income & Growth Fund	25. Invesco V.I. Global Health Care Fund
7. American Century VP International Fund	26. Lord Abbett Series Fund, Inc. Growth and Income Portfolio
8. American Century VP Value Fund	27. Lord Abbett Series Fund, Inc. International Opportunities Portfolio
9. Fidelity VIP Asset ManagerSM Portfolio	28. Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio[2]
10. Fidelity VIP Asset Manager: Growth® Portfolio	29. MFS VIT Growth Series
11. Fidelity VIP Balanced Portfolio	30. MFS VIT Investors Trust Series
12. Fidelity VIP Contrafund® Portfolio	31. MFS VIT New Discovery Series
13. Fidelity VIP Equity-Income Portfolio	32. MFS VIT Research Series
14. Fidelity VIP Growth & Income Portfolio	33. Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio[3]
15. Fidelity VIP Growth Opportunities Portfolio	34. PIMCO VIT High Yield Portfolio
16. Fidelity VIP Growth Portfolio	35. PIMCO VIT Low Duration Portfolio
17. Fidelity VIP High Income Portfolio	36. PIMCO VIT Real Return Portfolio
18. Fidelity VIP Index 500 Portfolio	37. PIMCO VIT Total Return Portfolio
19. Fidelity VIP Investment Grade Bond Portfolio	38. Van Eck VIP Global Hard Assets Fund

1Formerly Invesco V.I. Dividend Growth Fund

2Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio 3Formerly Neuberger Berman AMT Regency Portfolio

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

Definitions

SUMMARY

Features of Variable Annuity II

Your “Free Look” Right

Your Contract Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Withdrawals

Administrative Procedures

Death Benefit

Fee Table

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges Under the Contracts

Sales Charge

Mortality and Expense Risk Charge

Administration and Maintenance Fee

Transfer Fee

Premium Taxes

Loan Charge (TSA Contracts Only)

Additional Information About Variable Annuity II

Suitability of the Contracts

Other Products

Inquiries And Correspondence

State Variations

Our Separate Account C and Its Investment DivisionS

The Funds

Investment Policies of The Funds’ Portfolios

Availability of the Portfolios

Amounts In Our Separate Account

We Own The Assets of Our Separate Account

Our Right To Change How We Operate Our Separate Account

The General Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Contract Value

Transfers of Contract Value

Transfer Limitations

Withdrawals

Free Withdrawal Amount

Systematic Withdrawals

Loans

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Guaranteed Minimum Death Benefit (GMDB)

Payment of Death Benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

Administrative Charge

Mortality and Expense Risk Charge

Contract Maintenance Charge

Transfer Charge

Loan Charge (TSA Contracts Only)

Charges In The Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Nonqualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Loans

Diversification and Distribution Requirements

Surrenders

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Federal Defense of Marriage Act

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Taxes

Generation- Skipping Transfer Tax

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Separate Account Charges

Foreign Tax Credits

Annuity Purchases by Residents of Puerto Rico

MATURITY DATE

ELECTING AN ANNUITY PAYMENT OPTION

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after the annuitization for variable payment options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

CHANGE OF ADDRESS NOTIFICATION

MODIFICATION TO YOUR CONTRACT

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the Contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial sTATEMENTS

Statement of Additional Information

Condensed Financial Information

Definitions

For Your convenience, below is a glossary of the special terms We use in this prospectus.  In this prospectus, these words and phrases are generally in bold type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Administrative Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone and fax numbers for all correspondence, transaction requests, payments, and inquiries.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date the annuitant  will be considered the owner  unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the contract date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant  or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge, any contingent deferred sales charge and the premium tax charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Contract Month means a month that starts on the same date as the contract date in each month.  For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first of each month (February 1, March 1, April 1, etc.).

Contract Value means the sum of amounts You have in Our General Account and in the investment divisions of Our Separate Account C under Your inforce  contract.

Contract Year means a year that starts on the contract date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary  in the event of the death of the annuitant  or an owner  if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner, an election of how the death benefit is to be paid, and any other required documents or forms.

Good Order means all of the information necessary to process a transaction, as described in more detail under “Administrative Procedures” on page 11.

Inforce means the annuitant’s  life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant  on the birthday nearest to the contract date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Maturity Date means the date specified in the contract on which income payments will begin.  The earliest possible maturity date is the 10th contract anniversary at which time You may annuitize  Your full contract value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s  90th birthday.

Net Premium means Your premium payment minus any premium tax charge.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner  is referred to as "You" in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant  will be the payee.  If the annuitant  or an owner  dies prior to the maturity date, then the beneficiary  is the payee.

Principal Office means where You must send correspondence and inquiries and pay premiums, make transfers between investment divisions, and send other transaction requests.

The address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll free)

Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C, which receives and invests Your premiums under the contract.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner  and received by Us in good order at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We”, “Our”, “Us”, “Midland National” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner  of the contract.  We refer to the person who is covered by the contract as the “annuitant”, because the annuitant  and the owner  might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your contract, and the Statement of Additional Information for more detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is inforce.

Features of Variable Annuity II

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis.  Variable payment options are not available in certain states.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (qualified contracts) and for retirement plans which do not qualify for those tax advantages (nonqualified contracts).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 15 for more detailed information.

The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this contract:

(a)          if You are looking for a short-term investment; or

(b)         if You cannot risk getting back less money than You put in.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Your “Free Look” Right

You have a right to examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the contract value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 26 for more details.)

Your Contract Value

Your contract value depends on:

•        The amount and frequency of premium payments,

•        The selected portfolio’s investment experience,

•        Interest earned on amounts allocated to the General Account,

•        Withdrawals, and

•        Charges and deductions.

You bear the investment risk under the contract (except for amounts in the General Account).   There is no minimum guaranteed contract  value  with respect to any amounts allocated to the Separate Account (See “Your Contract Value” on page 27).

Flexible Premium Payments

You can make additional premiums prior to annuitization  and whenever You want in whatever amount You want, within certain limits.  Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract.  Additional investments must be at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant  or owner (calculation based upon all active contracts).

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account available under this contract or to Our General Account, which pays interest at a declared rate, or to a combination of these options.  For limitations on premium allocations to the General Account, see “The General Account” on page 24.

For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on page 17).

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your contract value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies of The Funds’ Portfolios” on page 18.

We allocate Your premiums to the investment divisions You choose.  The value of Your Contract will fluctuate prior to annuitization, depending on the investment options You have chosen.  You bear the investment risk of any portfolio You choose.

Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or strictly restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  The amount that You can transfer into the General Account is limited.  See “The General Account” on page 24.  After the maturity date, You may make one transfer each year among the Separate Account investment divisions.  We currently do not charge You for transfers made during a contract year.  We also reserve the right to charge for each transfer after the fifteenth transfer in a contract year.  We also reserve the right to limit the number of transfers You may make and We may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the funds.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

For restrictions on transfers due to market timing, see “Transfer Limitations” on page 28.

Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time before annuity payments begin.  You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 32.).  (Your retirement plan may restrict withdrawals.)

We may impose a contingent deferred sales charge on any withdrawal (including withdrawals to begin annuity payments), and upon full withdrawal.  We may also deduct a contract maintenance charge.  The amount You request plus any contingent deferred sales charge will be deducted from Your contract value.  Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of contract value to effect a life annuity.  You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 ½.  Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income.  (See “Sales Charges on Withdrawals” on page 39, “FEDERAL TAX STATUS” on page 42, and “ELECTING AN ANNUITY PAYMENT OPTION” on page 49.)  Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.  For certain withdrawals, a signature guarantee might be required.   See “Administrative Procedures” below.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the contract value next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•        national and state banks;

•        savings banks and savings and loan associations;

•        securities brokers and dealers;  and

•        credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Death Benefit

The Variable Annuity II pays a death benefit when the annuitant  or an owner  dies before the maturity date if the contract is still inforce.  The death benefit is equal to the greater of (a) the contract value less any outstanding loan and loan interest, (b) net premiums paid less any outstanding loan and loan interest less withdrawals, or (c) the guaranteed minimum death  benefit less any outstanding loan and loan interest; at the time We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required in good order. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant  or an owner  dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s  or owner’s  death.  Other rules relating to distributions at death apply to qualified contracts.

Fee Table

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Maximum Contingent Deferred Sales Charge or “Surrender Charge”(as a percentage of premiums withdrawn)	8.00%
Transfer Fee	$0-$25[1]
Maximum TSA Net Loan Interest Annual Rate* (of amount in loan account)	2%

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the General Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

Charge
Contract Maintenance Charge	$35
Separate Account Annual Expenses (as a percentage of average contract value)
Mortality and Expense Risk Charge	1.25%
Administration Fees	0.15%
Total Separate Account Expenses	1.40%

1There is currently no charge for transfers.  We reserve the right to impose a $25 charge for each transfer in excess of fifteen (15) in one contract year

2The contract maintenance charge is deducted proportionally from the contract value at the time of the charge.   The contract maintenance charge is deducted only when the contract value is less than $50,000.  The contract maintenance charge is reflected in the examples below by a method intended to show the "average" impact of the contract maintenance charge on contracts that have a contract value of less than $50,000.  In the examples, the contract maintenance charge is approximated as an annual asset charge of 0.13% (current and guaranteed) based on the average accumulation value of $27,000 as of 12/31/2011.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2011 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.10%	1.51%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2011. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 57.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner  transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses for the year ended December 31, 2011.

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be (without voluntary waivers of fees or expenses):

Example 1: Highest portfolio expenses.

(1)   If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,027	$1,596	$2,137	$3,355

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,027	$939	$1,597	$3,355

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$307	$939	$1,597	$3,355

Example 2: Lowest portfolio expenses.

(1)   If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$886	$1,145	$1,427	$1,933

(2)   If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$886	$515	$887	$1,933

(3)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$166	$515	$887	$1,933

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  Condensed financial information for the Separate Account is located on page 62.

Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments.  However, a contingent deferred sales charge may be assessed against premium payments when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals.  The amount of any sales charge depends on the number of years between the premium payment and the withdrawal.  (See “Sales Charges on Withdrawals” on page 39.)

Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in the Separate Account for assuming the mortality and expense risks under the contract.  (See “Mortality and Expense Risk Charge” on page 41.)

Administration and Maintenance Fee

We currently deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account.  In addition, a contract maintenance charge of $35 is deducted annually from each contract.  Currently, We waive the $35 annual contract maintenance charge for contracts with a contract value of $50,000 or more on the contract anniversary.  (See  “CHARGES, FEES AND DEDUCTIONS” on page 39.)

Transfer Fee

There may be a $25 charge for each transfer in excess of 15 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from all premium payments.  (See “Premium Taxes” on page 42).

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner  or annuitant) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Additional Information About Variable Annuity II

Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, please contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address will not be considered received at Our Principal Office and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner  by name, social security number, date of birth of the annuitant  or an owner  or the Insured, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet, or telephone requests that We believe to be genuine.  We may record all telephone requests. There are risks associated with requests made by facsimile, internet, or telephone when the original request is not sent to Our Principal Office.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus because of legal restrictions in Your state.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Our Separate Account C and Its Investment DivisionS

The “Separate Account” is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment policies.  The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds.  You may allocate part or all of Your premiums to any 10 of the 38 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 38 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

(a)    AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

(b)    The Alger Portfolios,

(c)    American Century Variable Portfolios, Inc.,

(d)    Fidelity® Variable Insurance Products Fund,

(e)    Goldman Sachs Variable Insurance Trust,

(f)     Lord Abbett Series Fund, Inc.,

(g)    MFS® Variable Insurance TrustSM,

(h)    Neuberger Berman Advisers Management Trust,

(i)      PIMCO Variable Insurance Trust, and

(j)      Van Eck VIP Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the portfolios’ Statements of Additional Information.  You should read the portfolios’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective. A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund (Formerly Invesco V.I. Dividend Growth Fund)

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund will normally invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

The Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks and the remainder in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products Initial Class
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured Small Cap Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid Cap Stock Portfolio (Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Variable Insurance Trusts
MFS Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS Investors Trust Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Formerly Neuberger Berman AMT Regency Portfolio)	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio***	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

**This investment division was closed to new investors as of June 15, 2007.  If You had money invested in this investment division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this investment division after this date, You will not be able to reinvest in the portfolio.

***Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield securities (commonly known as "junk bonds").

American Century Investment Management, Inc. manages the American Century VP Portfolios.  Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the Fidelity VIP Portfolios.  Fred Alger Management, Inc. manages The Alger Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Lord Abbett & Co. LLC manages the Lord, Abbett Series Fund, Inc. MFS® Investment Management manages the MFS Variable Insurance Trust. Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division.  Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $25 transfer fee will be assessed (see “Transfers of Contract Value” on page 27).

The funds sell their shares to Separate Accounts of various insurance companies to support both the variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners  arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the Funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the funds’  portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

Other funds (or available classes) may have lower fees and better overall investment performance.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 42.

You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the contract value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant  or owner  dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of that day, if it is a business day.  If it is not a business day, We will use the accumulation unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each business day.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.40% of the accumulation value in the Separate Account.  Additional information on the accumulation unit values is contained in the Statement of Additional Information.

We Own The Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C’s purposes.  However, if required, We would first seek approval from the SEC and the insurance regulator where the contract is delivered;

•        end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such committee at any time (the committee may be composed entirely of “interested persons” of Midland National under the Investment Company Act of 1940); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office.  At the same time, You may also change how Your net premiums are allocated.

The General Account

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below.  The General Account pays interest at a declared rate.  We guarantee the principal after charges and deductions.  Your cash surrender value from the General Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3.0% per year minus any surrender charges, partial withdrawals, transfers, or fees and expenses.

The General Account supports Our insurance and annuity obligations.  Certain states do not permit allocations to and transfers from the General Account.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premiums,

•        transferring amounts from the investment divisions, or

•         earning interest on amounts You already have in the General Account.

The maximum increase to the General Account in any contract year is limited to a total of $5,000, which cannot be exceeded without prior Company approval.  The sum of new premiums allocated plus any amount transferred from the Separate Account to the General Account cannot exceed a total of $5,000 in any contract year without prior Company approval.  Each request to exceed this maximum will be reviewed on a case-by-case basis.

Transfers, withdrawals and allocated deductions reduce this amount.  $250,000 is the maximum amount that, over the contract’s life, You can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account.  The annual interest rate has a minimum guarantee of 3.0%.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.  You assume the risk that interest credited may not exceed 3.0%.  Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year.  Interest is compounded daily at an effective annual rate that equals the annual rate We declare.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You may transfer amounts between the General Account and any investment divisions (subject to “Transfer Limitations” below).  However, only 2 transfers are allowed out of the General Account per contract year.  The total amount transferred out of the General Account in any contract year is limited to the larger of:

(a)    25% of the unloaned amount in the General Account at the beginning of the contract year, or

(b)    $25,000 (We reserve the right to lower this to $1,000).

These restrictions may prolong the period of time it takes to transfer Your total accumulation value in the General Account to investment divisions and, therefore, You should carefully consider whether investment in the General Account meets your needs and investment criteria.

These limits do not apply to transfers made in a Dollar Cost Averaging (DCA) program that occurs over a period of 12 or more months.

The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your contract.  Please check Your contract form to see if the General Account is available on Your contract.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000 for a non-qualified contract, or $2,000 for a qualified contract.  By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.  This sale must take place through a registered representative who is licensed and registered to sell the Contract.  The maximum issue age for the contract is 80 (the annuitant’s age).

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded. While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

Your initial net premium payment (premium payments minus any state premium taxes) will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or accept Your application (whichever is later) at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and contract value.  To obtain more information about these other contracts, contact Our Principal Office.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Free Look

You may cancel Your contract within Your 30-day Free Look period.  We deem the Free Look period to expire 30 days after You have received Your contract.  Some states and situations may require a longer Free Look period.  To cancel Your contract, You need to return Your contract to the agent who sold it to You or to Our Principal Office.  If You cancel Your contract, then We will return:

a.       The contract value (which may be more or less than the premium payments You paid), or

b.      If greater and required by Your state, the original amount of Your premium payment

The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and  there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefit may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

Premium Payments

Premium payments will be credited as of the end of the valuation period in which they are received in good order by Us.  Investments after the initial payment may be made at any time prior to the maturity date, so long as the annuitant  is living.  We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler’s checks, money orders, for example).  We reserve the right to accept or reject any form of payment.

Allocation of Premium Payments

Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time.  In certain states, allocations to and transfers from the General Account are not permitted.

We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the “Free Look” period.  You will specify Your desired premium allocation on the contract’s application form.  Your instructions in Your application will dictate how to allocate Your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes).

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make.  These changes will affect transactions as of the business day We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing accumulation value is apportioned among the investment divisions or the General Account.  While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise  (See “Dollar Cost Averaging “ on page 35).

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan).  Your contract value will vary daily to reflect the investment performance of the investment division(s) You select, any interest credited to Your allocations in the General Account, any premium payments, surrenders, loans, withdrawals, and charges assessed in connection with the contract.   There is no guaranteed minimum contract value.  Transaction and sales charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account.  Your contract value in the General Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your contract value in the General Account.

There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account.  You bear the investment risk.  An investment division’s performance will cause Your contract value to go up or down.

Transfers of Contract Value

You generally may transfer amounts among the investment divisions and between the General Account and any investment division prior to maturity date, unless otherwise noted.  Write to Our Principal Office to make a transfer of contract value.  Currently, You may make an unlimited number of transfers of contract value in each contract year (subject to “Transfer Limitations” below) before the maturity date.  But, We reserve the right to assess a $25 charge for each transfer after the 15th transfer in a contract year. The amount that You can transfer into or out of the General Account is limited.  See “The General Account” on page 24 for details.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.  Completed transfer requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  For information regarding telephone or facsimile requests, see “Inquiries And Correspondence” on page 16.  For limitations on transfers to and from the General Account, see “The General Account” on page 24. Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds From This Contract” on page 56.

After the maturity date, You can only make one transfer per contract year and only among the investment divisions of the Separate Account.

We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner  (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner  or registered representative by phone, We will send a letter by first class mail to the contract owner’s  address of record.

In addition to Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the contract owner  and/or registered representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners  identified by a portfolio and to provide contract owner  transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by  spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program and Portfolio Rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original ‘wet’ contract owner  signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier services). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners  determined to be engaged in transfer activity that may adversely affect other contract owners  or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our Market Timing Procedures consistently to all contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request at Our Principal Office.  The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges.  In some states, a premium tax charge may also be deducted (Withdrawals may be restricted by a retirement arrangement under which You are covered).   Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more (except for systematic withdrawals described above) and cannot reduce Your contract value to less than $1,000.  If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.  For a full surrender, You must send in Your contract with Your surrender request.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid.  In addition, upon full withdrawal a contract maintenance charge (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange after receipt in good order.

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee. We may defer payment for more than seven days when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 56.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the General Account promptly, but We have the right to delay payment for up to six months.  See “When We Pay Proceeds From This Contract” on page 56.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account.  This allocation is subject to minimum amount requirements.  The contingent deferred sales charge will be determined without reference to the source of the withdrawal.  The charge will be based on the length of time between premium payments and withdrawals.  (See “CHARGES, FEES AND DEDUCTIONS” on page 39.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

A withdrawal will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Withdrawals may be restricted under certain qualified contracts. You should consult Your tax advisor before making a withdrawal. (See “FEDERAL TAX STATUS” on page 42.)

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.  Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted.  Pursuant to tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals You request from a 403(b) contract comply with applicable tax requirements before We process Your request.  (See “FEDERAL TAX STATUS” on page 42.)

Free Withdrawal Amount

Generally, You may withdraw 10% of the total net premiums paid (premiums after deduction for premium tax) without incurring a contingent deferred sales charge.  The value of 10% of the net premiums paid is determined on the date of the requested withdrawal in the contract year.  The full 10% is available only if no other withdrawals have been taken in the prior 12-month period.  Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge.  No more than 10% of net premiums paid will be available in any 12-month period without incurring a contingent deferred sales charge.   The free withdrawal amount is not subject to the $500 minimum withdrawal amount.  However, all withdrawals must be at least $100.

A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 42.)

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 42.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the contract value withdrawn automatically.  Under this feature, You may elect to receive preauthorized scheduled partial withdrawals.  These payments can be made only while the annuitant  is living, before the maturity date, and after the Free Look period.  You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form in good order to Our Principal Office.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually.  See Your contract for details on systematic withdrawal options and when each begins.

Each systematic withdrawal is made at the end of the scheduled business day.  If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  You should designate the investment(s) from which the withdrawals should be made.  Otherwise, the deduction caused by the systematic withdrawal will be allocated proportionately to Your contract value in the investment divisions and the General Account.

You can stop or modify the systematic withdrawals by sending Us a written notice, with at least 30 days notice.  A proper written notice must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.   Systematic withdrawals over a fixed period or over the annuitant’s  life expectancy generally cannot be changed unless otherwise permitted by law.

Each systematic withdrawal must be at least $100.  We reserve the right to increase the required minimum systematic withdrawal amount.  Upon payment, We reduce the contract value by an amount equal to the payment proceeds plus any applicable contingent deferred sales charge.  (See “Sales Charges on Withdrawals” on page 39.)  The contingent deferred sales charge applies to systematic withdrawals in the same manner as it applies to other withdrawals with the exception that the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn.

Under Midland National’s current Company practice, systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a contingent deferred sales charge.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.  Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete withdrawal.  In no event will the payment of a systematic withdrawal exceed the cash surrender value.  The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there are earnings in the contract, systematic withdrawals generally are included in the contract owner’s  gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59-½.  (See “Annuity Contracts in General” on page 43.)  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code.  After the first contract anniversary and prior to the maturity date, owners  of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan.  Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program.  Pursuant to tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. You should consult a tax advisor before requesting a loan.

Only one loan may be outstanding at any time and only one loan can be made within a 12-month period.  The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

1.      $50,000 reduced by the excess (if any) of:

(i)   the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

(ii)  the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

2.      the greater of:

(i)   one half of the present value of the nonforfeitable cash surrender value of this contract; or

(ii)  $10,000.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at the General Account minimum interest rate of 3% per year.    You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year.  Loan interest is due on each contract anniversary.  Unpaid interest will be added to the loan and accrue interest.  If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value.  In such case, We will give You at least 31 days written notice.  Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan.  In general, loans must be repaid in monthly or quarterly installments within 5 years.  If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made.  This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a tax penalty.  IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value.  The longer the loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding.  If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding.  In addition, a loan costs You a net interest charge of 2% per year.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  Only one active DCA program is allowed at a time.  You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account.  DCA is only available if the amount in the DCA account is at least $2,400 at the time DCA is to begin.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal Office.  The DCA election will specify:

(a)    the DCA source account from which transfers will be made,

(b)   that any money received with the form is to be placed into the DCA source account,

(c)    the total monthly amount to be transferred to the other investment divisions, and

(d)   how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the first contract month, which occurs at least 30 days after the day the request is received.

If a DCA program is elected after issue and the source account is the General Account, the minimum number of months for the program is 12 months.

DCA will last until total monies for DCA are exhausted or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of contract fund.  While We currently do not charge for transfers, We do reserve the right to charge for each transfer after the 15th one in any contract year. However, initiating a DCA program will only count once in determining the $25 charge for each transfer after the 15th in a contract year.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of contract value allocated to each investment division to a pre-set level.  (For example, an owner  may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division)  Portfolio Rebalancing does not apply to loaned monies in the General Account.  If You elect this option, then each contract anniversary We will transfer the amounts needed to “rebalance” the contract value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.  The Portfolio Rebalancing option is subject to the General Account premium and transfer limitations.

Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in “The General Account” section on page 24.

Death Benefit

If the annuitant  or an owner  dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary  once We receive (at Our Principal Office) satisfactory proof of the annuitant’s  or an owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s  death. For joint annuitants, the death benefit is paid upon the second death.

If an owner  dies prior to the maturity date, the death benefit must be paid within 5 years of the owner’s  death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners  the death benefit is paid upon the first death.

The value of the death benefit, as described below, will be determined based on the contract value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required all in good order. The death benefit will be paid once We receive the required information, in good order, from all  beneficiaries.

Unless a payment option is selected and all required forms and documentation are received within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant  and a payment option is selected within 60 days after the annuitant’s  death, the payment option must be an annuity for the life of the payee  or for a period extending no longer than the payee’s  life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner  or joint owner  and a payment option is selected, the payment option must be an annuity for the life of the payee  or for a period extending no longer than the payee’s  life expectancy, and payments must begin within one year of the date of death.

If the annuitant  or an owner  dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s  or an owner’s  death.  Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners  die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the annuitant and an owner, the owner  is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary  will be the greatest of:

1.      The contract value less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid, and any other documentation or forms required; or

2.      The net premiums paid, less any outstanding loan and loan interest, less any withdrawals, at the time We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

3.      The Guaranteed Minimum Death Benefit.

If the annuitant  or an owner  dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary  as provided in the annuity option selected.

Naming different persons as annuitant  and owner  can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming annuitants, owners, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

Guaranteed Minimum Death Benefit (GMDB)

In general, the guaranteed minimum death benefit is the highest contract value on any contract anniversary prior to death and prior to the annuitant’s or  owner’s attained age 81, adjusted for any withdrawals (see the example below for how withdrawals impact the guaranteed minimum death benefit).

The guaranteed minimum death benefit is zero upon issuance of the contract.  The guaranteed minimum death benefit is recalculated on the first contract anniversary and every year thereafter, until the contract anniversary when the annuitant  reaches an attained age of 80.   The purpose of the recalculation is to give You the benefit of any positive investment experience under Your contract.  Your contract’s investment experience can cause the guaranteed minimum death benefit to increase on the recalculation date, but cannot cause it to decrease.  The guaranteed minimum death benefit on a recalculation date is the larger of:

a)      the guaranteed minimum death benefit that applied to Your contract immediately prior to the recalculation date, or

b)      the contract value on the recalculation date.

The new guaranteed minimum death benefit applies to Your contract until the next contract anniversary, or until You make a premium payment or withdrawal.  Any subsequent premium payments will immediately increase Your guaranteed minimum death benefit by the amount of the net premium payment.  Any partial withdrawal will immediately decrease Your guaranteed minimum death benefit by the percentage of the contract value being withdrawn.  (The decrease in GMDB could be more or less than the dollar amount withdrawn.)

Example: Assume that a contract is issued with a $10,000 premium on 5/1/2000 to an owner  at attained age 55. No further premiums are made and no withdrawals are made during the first year.  Assume that on the contract anniversary on 5/1/2001 the contract value is $12,000.  The guaranteed death benefit is reset on 5/1/2001 to $12,000.

Assume that the contract value increases to $15,000 on 5/1/2002 and decreases to $13,000 on 5/1/2003. The guaranteed death benefit on 5/1/2003 is $15,000.

Assume that by 7/1/2003, the contract value increases to $14,000 and You request a partial withdrawal of $2,800 or 20% of Your contract value on that date.  The guaranteed minimum death benefit immediately follow the partial withdrawal is $12,000=[$15,000-.20($15,000)].  (In this example, the contingent deferred sales charge would be taken out of the $2,800 withdrawn.)

Assume that on 9/1/2003 the contract value decreases to $8,000.  The guaranteed minimum death benefit remains at $12,000 and the death proceeds payable on 9/1/2003 are $12,000.

Payment of Death Benefits and Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge from any full or partial withdrawal of premiums (including a withdrawal to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below).  For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any.  There is no sales charge on the investment income withdrawn.

The length of time between each premium payment and withdrawal determines the amount of the contingent deferred sales charge.  Premium payments are considered withdrawn in the order that they were received and all withdrawals will be taken first from premium payments and then from other contract values.

The charge is a percentage of the gross (premiums before deduction for premium tax) premiums withdrawn and equals:

Length of Time from Premium Payment (number of years)	Contingent Deferred Sales Charge
1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
9+	0%

Example: Assume that a contract is issued with a $10,000 premium (for which no premium tax is applicable) on 5/1/2000 to an owner  at an attained age of 55.  No further premiums are made and no withdrawals are made until 9/1/2001.  Assume that on 9/1/2001, You request a full surrender and the value of Your contract is $12,000.  The contingent deferred sales charge of $720.00 would be determined as shown below:

10% of the $10,000 of premium is allowed to be withdrawn free of the contingent deferred sales charge.  Since it has been between 1 and 2 years from the time of the $10,000 premium contribution, the contingent deferred sales charge percentage would be 8%.

8% of $9,000 ($10,000 less $1,000 withdrawn free of charge) = $720.00.

If the value of Your contract had been $8,000 on 9/1/2001 and You requested a full surrender, the contingent deferred sales would still be $720.00 as the charge is based on the amount of the premiums and not on the value of the contract.

We will waive the contingent deferred sales charge on either a full or partial surrender after the first contract anniversary if:

(1)         written proof is given to Us at Our Principal Office that the owner  is confined in a state licensed inpatient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities; or

(2)         a licensed physician provides an acceptable written statement to Us that the owner  is expected to die with the next 12 months due to a non-correctable medical condition.  The licensed physician cannot be the owner  or part of the owner’s  immediate family.

These waivers are subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

If You make a full surrender after the contract has been inforce  for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

No contingent deferred sales charge will be assessed upon:

a)      payment of death benefits;

b)      exercise of the free look right; and

c)      surrender of the Free Withdrawal Amount.

Under current company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment divisions’ accumulation unit values and annuity unit values reflect this charge.  We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the accumulation value in the Separate Account.  This charge compensates Us for assuming certain mortality and expense risks.  No mortality and expense charge is deducted from the fixed account or from an annuity option offering fixed payments or interest.  The investment division’s accumulation unit values and annuity unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose, including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the contract and may not be increased.  We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant  will receive under the contract.  Our obligation, therefore, relieves the annuitant  from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur. We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

Contract Maintenance Charge

We deduct an annual contract maintenance charge of $35 on each contract anniversary on or before the maturity date.  We waive this charge if Your contract value is $50,000 or more on the contract anniversary.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.  We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value.  If the contract is surrendered during a contract year and the contract value is less than $50,000, then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the 15th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge to the investment from which the transfer is being made.  All transfers included in one transfer request count as only one transfer for purposes of any fee.  For example, if the transfer is made from two investment divisions then a $12.50 transfer charge will be allocated to each of the investment divisions.

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant  or an owner) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.  The funds may also impose redemption fees, which We would deduct from Your contract value.

See the funds’ prospectuses for more information.

Premium Taxes

Midland National will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value (i.e., accumulation value) over the investment in the contract during the taxable year must generally be included in income.  There are some exceptions to this rule and a prospective owner  that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the Statement of Additional Information.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earning on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship. Other restrictions may apply.  For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

•        Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

•        Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the contract value.  These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan.  Because the death benefit may exceed this limitation, and its value may need to be considered in calculating required minimum distributions under all qualified contracts, employers using the contract in connection with such plans should consult their tax advisor.  The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding. “Eligible rollover distributions” from corporate pension, profit sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary  or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary  chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Loans

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.  Pursuant to new tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.  In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters.  These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.  You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of an owner  in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments for the purpose of tax reporting.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  Different rules apply for annuity payments.  See “Annuity Payments” below.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a qualified contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty. In general, in the case of a distribution from a non-qualified contract, this includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner  dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate maturity; or

•        which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified contract. You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner  during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s  income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity income payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization  date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Federal Defense of Marriage Act

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.  Therefore, spousal continuation provisions in this contract will not be available to such partners or same-sex marriage spouses.  Consult a tax adviser for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s  country of citizenship or residence.  Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant  or payee  or other beneficiary  who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner  that are beyond the scope of this discussion.  An owner  contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate-planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The maturity date is generally the contract anniversary nearest the annuitant’s  attained age 90 (unless restricted by the laws of the state in which this contract is delivered).  You may elect a different maturity date in the application or by sending a written request to Us at least 31 days before the requested new maturity date.  The requested maturity date must be a contract anniversary.  The requested maturity date cannot be later than the annuitant’s  attained age 90 and cannot be earlier than the 10th contract anniversary.  However, if You make a full surrender after the contract has been inforce  for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.  For qualified contracts the requested maturity date cannot be earlier than the annuitant  attained age 59-1/2.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the contract value in one lump sum, or

2.       convert the contract value into an annuity payment option payable to the annuitant  as described below.

ELECTING AN ANNUITY PAYMENT OPTION

You may apply the contract value to affect an annuity payment option.  Unless You choose otherwise, on the maturity date, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed annuity payment option and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.  We reserve the right to change the payment frequency so that payments are at least $20.

The payee’s  actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees  will be greater than for younger payees  because payments to older payees  are expected to be fewer in number.  For annuity payment options that do not involve a life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee  or any other person who is entitled to receive payment may name a beneficiary  to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary  at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their successors; and

•         the ways of proving age and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office.  You must elect the payment option at least 30 days before the maturity date.  If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  The contract value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 2.75% a year.  We may also credit interest under the fixed payment options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s  age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the administrative and mortality and expense risk charge We make at an effective annual rate of 1.40% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following four payment options are available as Fixed Payment Options. The only payment option available under the Variable Payment Options is payment option 2.

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 1 up to 30 years. This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

1)      Life Annuity: We will pay equal monthly payments during the lifetime of the payee.  With a life annuity payment option, payments will only be made as long as the payee  is alive.  Therefore, if the payee  dies after the first payment, then only one payment will be made.

2)      Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee  is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old at the time of the first monthly payment.

4.      Proceeds Left at Interest: The proceeds will stay on deposit with Us for a period that We agree upon.  You will receive interest at the rate of at least 2.75% a year on the proceeds.

Transfers after the annuitization for variable payment options

After the maturity date, one transfer per contract year may be made among the investment divisions.  Completed transfer requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.  No transfers are allowed to or from a fixed annuity option to a variable annuity option or vice versa.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland National” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds’ portfolios.  Midland National is the legal owner  of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the Funds’ Board of Directors,

•        to ratify the selection of independent auditors for the Funds,

•        on any other matters described in the Funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.  We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners  vote. The effect of this proportional voting is that a small number of contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner  voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting on matters concerning the Fund portfolios in which Your contract value has been invested.  We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio.  This is determined as of the record date set by the Fund’s Board of Directors for the shareholders meeting.  We count fractional shares.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the Fund’s adviser or the investment policies of its portfolios.  We will advise You if We do.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners.  If We ever believe that any of the Funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, We will send a report that shows

•        Your contract value, and

•         Any transactions involving Your contract value that occurred during the year.  Transactions include Your premium allocations, transfers and withdrawals made in that year.

The quarterly statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments).  Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract’s information page.  Each contract month begins on the same day in each contract month.  The calendar days of 29, 30, and 31 are not used. If Your initial premium is received on one of those dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect change in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s return, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do not take into account capital gains or losses or the contingent deferred sales charge.  The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income Investment divisions may advertise a 30-day yield, which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations.

We may also advertise performance figures for the investment division based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

1.      permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

2.      assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

3.      reflect a change in the operation of the Separate Account; or

4.      provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary  in Your contract application.  The beneficiary  is entitled to the death benefit of the contract.  A beneficiary  is revocable unless otherwise stated in the beneficiary  designation.  You may change the revocable beneficiary  during the annuitant’s  and owner’s lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written  notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary  is living when the annuitant  or an owner  dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary  is living when the annuitant or  owner dies, then We will pay the death benefit to the owner.

If no beneficiary  is living when the annuitant  or owner  dies, then We will pay the death benefit to the owner’s  estate.  If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners  have otherwise designated a primary beneficiary  either on the application or by sending Us a written notice.  If a person other than a joint owner  is named primary beneficiary, the surviving owner  will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a nonqualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits withdrawals, surrenders or loans within seven days after receiving the required form(s) in good order at Our Principal Office.  The death benefits is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment or transfers for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      the SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for a withdrawal, surrender, loan or death benefit, make transfers, or continue making annuity payments.  If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to government agencies and departments.

We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 8.35% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.  Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the contingent deferred sales charge; (b) the mortality and expense charge; (c) the administrative charge; (d) payments, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amount allocated to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  This contract has been filed with and approved by insurance officials in those states.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to the federal securities laws.

Financial sTATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report, which appears in the registration statement.  The address for PricewaterhouseCoopers LLP is:

One North Wacker Drive

Chicago, IL 60606

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A free copy of the Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus.  The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240.  The following is the Table of Contents for the Statement of Additional Information:

Condensed Financial Information

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount prior to the maturity date.

Investment Division	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period

Fidelity VIP Money Market

2002	13.50	13.53	775,813
2003	13.53	13.39	534,687
2004	13.39	13.45	380,133
2005	13.45	13.52	345,985
2006	13.52	13.97	316,322
2007	13.97	14.89	408,608
2008	14.89	14.80	605,499
2009	14.80	14.45	334,867
2010 2011	14.45 14.60	14.60 14.42	233,796 200,288
Fidelity VIP High Income

2002	10.30	10.50	287,561
2003	10.50	13.18	309,646
2004	13.18	14.24	300,823
2005	14.24	14.42	239,638
2006	14.42	15.81	206,295
2007	15.81	16.05	178,986
2008	16.05	11.89	166,580
2009	11.89	16.83	161,028
2010 2011	16.83 18.89	18.89 19.37	124,568 121,786
Fidelity VIP Equity-Income

2002	23.50	19.24	856,412
2003	19.24	24.73	767,696
2004	24.73	27.19	731,176
2005	27.19	28.39	601,583
2006	28.39	33.64	488,726
2007	33.64	33.68	396,388
2008	33.68	19.04	276,760
2009	19.04	24.45	254,462
2010 2011	24.45 27.76	27.76 27.63	218,296 195,984
Fidelity VIP Growth

2002	24.28	16.73	1,275,719
2003	16.73	21.92	1,141,068
2004	21.92	22.34	1,029,800
2005	22.34	23.31	793,023
2006	23.31	24.56	610,233
2007	24.56	30.74	535,332
2008	30.74	16.01	385,976
2009	16.01	20.27	353,177
2010	20.27	24.80	294,247
2011	24.80	24.50	232,064

Fidelity VIP Overseas

2002	13.42	10.55	265,757
2003	10.55	14.91	240,310
2004	14.91	16.71	232,557
2005	16.71	19.61	208,652
2006	19.61	22.83	203,592
2007	22.83	26.41	206,085
2008	26.41	14.63	176,748
2009	14.63	18.26	153,424
2010 2011	18.26 18.26	20.36 16.63	126,923 101,366
Fidelity VIP Mid Cap

2002	9.54	8.48	388,673
2003	8.48	11.59	389,660
2004	11.59	14.28	423,627
2005	14.28	16.65	480,964
2006	16.65	18.50	423,567
2007	18.50	21.09	401,819
2008	21.09	12.58	300,184
2009	12.58	17.40	237,516
2010 2011	17.40 22.10	22.10 19.48	214,313 169,902
Fidelity VIP Asset ManagerSM

2002	16.75	15.07	389,162
2003	15.07	17.53	336,590
2004	17.53	18.23	287,405
2005	18.23	18.70	209,016
2006	18.70	19.79	172,970
2007	19.79	22.54	135,699
2008	22.54	15.84	101,472
2009	15.84	20.28	87,717
2010 2011	20.28 20.28	22.72 21.83	63,339 52,748
Fidelity VIP Investment Grade Bond

2002	14.82	16.12	555,495
2003	16.12	16.72	453,756
2004	16.72	17.22	404,640
2005	17.22	17.35	358,621
2006	17.35	17.85	315,334
2007	17.85	18.37	312,806
2008	18.37	17.52	270,466
2009	17.52	19.99	236,575
2010 2011	19.99 21.25	21.25 22.49	194,782 168,564
Fidelity VIP Contrafund®

2002	21.69	19.39	755,297
2003	19.39	24.56	689,941
2004	24.56	27.96	699,654
2005	27.96	32.24	669,043
2006	32.24	35.52	593,944
2007	35.52	41.15	519,013
2008	41.15	23.36	422,432
2009	23.36	31.24	384,516
2010 2011	31.24 36.10	36.10 34.69	330,445 291,843
Fidelity VIP Asset Manager: Growth®

2002	17.36	14.46	209,849
2003	14.46	17.59	180,339
2004	17.59	18.38	154,744
2005	18.38	18.82	121,952
2006	18.82	19.86	89,683
2007	19.86	23.29	72,369
2008	23.29	14.74	59,455
2009	14.74	19.32	54,970
2010 2011	19.32 22.16	22.16 20.50	47,891 41,117
Fidelity VIP Index 500

2002	25.25	19.36	1,062,829
2003	19.36	24.51	929,993
2004	24.51	26.73	867,399
2005	26.73	27.63	732,117
2006	27.63	31.53	629,400
2007	31.53	32.78	496,274
2008	32.78	20.36	386,078
2009	20.36	25.42	337,264
2010 2011	25.42 28.83	28.83 29.01	281,640 232.236
Fidelity VIP Growth & Income

2002	14.54	11.95	463,086
2003	11.95	14.59	421,946
2004	14.59	15.22	254,646
2005	15.22	16.15	313,193
2006	16.15	18.02	251,019
2007	18.02	19.92	211,451
2008	19.92	11.45	172,984
2009	11.45	14.36	142,890
2010 2011	14.36 16.27	16.27 16.30	114,935 96,300
Fidelity VIP Balanced

2002	12.54	11.29	264,774
2003	11.29	13.10	266,803
2004	13.10	13.62	384,072
2005	13.62	14.21	231,753
2006	14.21	15.65	228,555
2007	15.65	16.83	176,411
2008	16.83	10.96	139,572
2009	10.96	15.06	126,505
2010 2011	15.06 17.43	17.43 16.57	108,115 84,770

Fidelity VIP Growth Opportunities

2002	10.70	8.25	356,436
2003	8.25	10.56	324,087
2004	10.56	11.16	300,111
2005	11.16	11.98	254,735
2006	11.98	12.46	208,091
2007	12.46	15.13	183,680
2008	15.13	6.71	160,939
2009	6.71	9.66	153,434
2010 2011	9.66 11.77	11.77 11.88	137,333 115,862

American Century VP Capital Appreciation

2002	13.54	10.52	175,096
2003	10.52	12.50	144,988
2004	12.50	13.26	127,295
2005	13.26	15.96	120,456
2006	15.96	18.44	112,974
2007	18.44	26.51	107,379
2008	26.51	14.20	106,958
2009	14.20	19.01	92,028
2010 2011	19.01 24.61	24.61 22.69	82,165 58,600
American Century VP Value

2002	16.05	13.83	270,661
2003	13.83	17.58	260,992
2004	17.58	19.82	246,592
2005	19.82	20.53	302,500
2006	20.53	24.02	294,140
2007	24.02	22.46	275,920
2008	22.46	16.22	226,866
2009	16.22	19.17	176,298
2010 2011	19.17 21.43	21.43 21.35	137,846 119,637
American Century VP Balanced

2002	12.89	11.50	93,341
2003	11.50	13.54	103,627
2004	13.54	14.66	127,295
2005	14.66	15.17	83,741
2006	15.17	16.39	71,204
2007	16.39	16.96	56,970
2008	16.96	13.32	40,846
2009	13.32	15.17	35,262
2010 2011	15.17 16.70	16.70 17.34	24,592 18,936
American Century VP International

2002	11.85	9.31	232,073
2003	9.31	11.43	212,119
2004	11.43	12.95	193,997
2005	12.95	14.46	215,776
2006	14.46	17.82	244,512
2007	17.82	20.75	246,751
2008	20.75	11.29	286,505
2009	11.29	14.89	242,967
2010 2011	14.89 16.63	16.63 14.42	209,152 158,080
American Century VP Income & Growth

2002	11.05	8.79	152,009
2003	8.79	11.21	141,643
2004	11.21	12.49	142,103
2005	12.49	12.88	130,703
2006	12.88	14.87	117,593
2007	14.87	14.65	98,559
2008	14.65	9.45	80,660
2009	9.45	11.00	64,178
2010	11.00	12.39	53,847
2011	12.39	12.59	48,218

MFS VIT Growth

2002	11.38	7.43	479,968
2003	7.43	9.54	424,878
2004	9.54	10.63	375,608
2005	10.63	11.44	300,739
2006	11.44	12.17	252,674
2007	12.17	14.54	185,869
2008	14.54	8.97	138,855
2009	8.97	12.18	121,139
2010 2011	12.18 13.85	13.85 13.62	102,579 82,209
MFS VIT Research

2002	10.50	7.81	226,843
2003	7.81	9.60	193,197
2004	9.60	10.97	159,974
2005	10.97	11.66	155,377
2006	11.66	12.70	126,997
2007	12.70	14.17	87,411
2008	14.17	8.93	68,193
2009	8.93	11.64	55,605
2010 2011	11.64 13.14	13.14 12.90	47,546 41,694
MFS VIT Investors Trust

2002	9.91	7.72	104,280
2003	7.72	9.30	96,611
2004	9.30	10.21	89,168
2005	10.21	10.80	80,632
2006	10.80	12.04	72,289
2007	12.04	13.09	55,522
2008	13.09	8.64	44,752
2009	8.64	10.81	30,954
2010 2011	10.81 11.84	11.84 11.42	26,011 20,634
MFS VIT New Discovery

2002	19.96	13.45	190,967
2003	13.45	17.74	196,636
2004	17.74	18.63	196,685
2005	18.63	19.33	159,135
2006	19.33	21.58	132,396
2007	21.58	21.81	116,150
2008	21.81	13.05	82,782
2009	13.05	21.01	85,802
2010 2011	21.01 28.23	28.23 24.98	83,256 70,815
Lord Abbett Growth and Income

2002	13.86	11.20	327,700
2003	11.20	14.47	312,118
2004	14.47	16.08	311,322
2005	16.08	16.36	281,715
2006	16.36	18.92	268,719
2007	18.92	19.30	224,835
2008	19.30	12.09	158,361
2009	12.09	14.19	133,305
2010 2011	14.19 16.42	16.42 15.21	107,298 85,428

Lord Abbett Mid Cap Stock

2002	16.45	14.64	324,812
2003	14.64	18.00	324,416
2004	18.00	22.02	345,416
2005	22.02	23.50	368,432
2006	23.50	26.00	300,646
2007	26.00	25.78	280,830
2008	25.78	15.42	211,045
2009	15.42	19.25	158,598
2010 2011	19.25 23.81	23.81 22.53	129,509 105,364
Lord Abbett International

2002	6.56	5.32	31,288
2003	5.32	7.41	32,307
2004	7.41	8.80	46,053
2005	8.80	11.00	78,953
2006	11.00	13.99	139,474
2007	13.99	14.44	144,439
2008	14.44	6.91	91,468
2009	6.91	9.99	79,627
2010 2011	9.99 11.95	11.95 9.93	71,514 61,618
Alger Growth Portfolio

2002	7.05	4.66	157,878
2003	4.66	6.21	239,077
2004	6.21	6.46	231,091
2005	6.46	7.13	304,784
2006	7.13	7.40	284,242
2007	7.40	8.75	325,380
2008	8.75	4.60	219,694
2009	4.60	6.76	251,616
2010 2011	6.76 7.56	7.56 7.43	132,074 148,990
Alger Mid Cap Portfolio

2002	8.01	5.56	164,604
2003	5.56	8.11	314,939
2004	8.11	9.03	287,398
2005	9.03	9.78	284,155
2006	9.78	10.62	299,814
2007	10.62	13.78	352,640
2008	13.78	5.66	279,960
2009	5.66	8.46	295,404
2010 2011	8.46 9.96	9.96 9.01	220,389 224,802
Alger Capital Appreciation Portfolio

2002	6.22	4.05	397,144
2003	4.05	5.39	446,609
2004	5.39	5.74	352,959
2005	5.74	6.48	362,784
2006	6.48	7.62	317,124
2007	7.62	10.04	424,627
2008	10.04	5.43	380,778
2009	5.43	8.10	378,885
2010	8.10	9.10	269,297
2011	9.10	8.94	216,538

Alger Small Cap Portfolio

2002	5.52	4.02	63,605
2003	4.02	5.64	179,885
2004	5.64	6.48	191,203
2005	6.48	7.47	236,311
2006	7.47	8.84	245,440
2007	8.84	10.22	233,105
2008	10.22	5.38	171,466
2009	5.38	7.72	154,726
2010 2011	7.72 9.54	9.54 9.10	121,021 106,059
Invesco V.I. Dividend Growth Fund
2002(1)	10.00	8.36	19,805
2003	8.36	10.68	28,861
2004	10.68	11.45	28,903
2005	11.45	11.96	31,039
2006	11.96	13.73	29,385
2007	13.73	10.53	38,017
2008	10.53	4.21	36,098
2009	4.21	5.29	51,946
2010 2011	5.29 5.75	5.75 5.55	48,513 35,247
Invesco V.I. Global Health Care Fund
2002(1)	10.00	8.13	10,812
2003	8.13	10.24	35,646
2004	10.24	10.86	51,621
2005	10.86	11.58	59,653
2006	11.58	12.02	51,358
2007	12.02	13.25	47,038
2008	13.25	9.33	33,563
2009	9.33	11.74	24,977
2010 2011	11.74 12.19	12.19 12.50	19,641 16,467
Van Eck Worldwide Hard Assets Fund
2002(1)	10.00	8.53	4,709
2003	8.53	12.19	8,208
2004	12.19	14.90	28,482
2005	14.90	22.29	87,559
2006	22.29	27.36	111,018
2007	27.36	39.21	136,447
2008	39.21	20.83	141,118
2009	20.83	32.36	153,345
2010 2011	32.36 41.23	41.23 33.97	139,833 103,955
PIMCO High Yield Portfolio
2003(2)	10.00	10.87	87,433
2004	10.87	11.74	92,833
2005	11.74	12.05	52,379
2006	12.05	12.96	95,280
2007	12.96	13.23	135,140
2008	13.23	9.98	137,852
2009	9.98	13.81	137,472
2010 2011	13.81 15.59	15.59 15.89	125,782 139,208

PIMCO Low Duration Portfolio
2003(2)	10.00	9.97	6,557
2004	9.97	10.01	22,888
2005	10.01	9.97	19,947
2006	9.97	10.22	10,988
2007	10.22	10.82	6,828
2008	10.82	10.62	5,527
2009	10.62	11.87	4,343
2010	11.87	12.33	6,395
2011	12.23	12.29	4,685
PIMCO Real Return Portfolio
2003(2)	10.00	10.48	7,589
2004	10.48	11.25	46,876
2005	11.25	11.33	89,754
2006	11.33	11.25	120,513
2007	11.25	12.27	94,065
2008	12.27	11.24	99,652
2009	11.24	13.13	156,696
2010 2011	13.13 14.00	14.00 15.41	169,195 99,196
PIMCO Total Return Portfolio
2003(2)	10.00	10.10	25,888
2004	10.10	10.45	70,149
2005	10.45	10.37	164,873
2006	10.37	10.68	251,716
2007	10.68	11.46	287,014
2008	11.46	11.24	313,236
2009	11.24	13.47	289,970
2010 2011	13.47 14.36	14.36 14.67	257,161 240,636
Goldman Sachs Structured Small Cap Equity Fund
2006(3)	10.00	9.90	12,987
2007	9.90	8.15	22,571
2008	8.15	5.31	26,980
2009	5.31	6.68	16,988
2010 2011	6.68 8.56	8.56 8.50	46,008 8,877

Neuberger Berman Mid Cap Intrinsic Value Portfolio
2006(3)	10.00	10.17	543
2007	10.17	10.37	2,236
2008	10.37	5.54	1,189
2009	5.54	8.00	1,187
2010 2011	8.00 9.96	9.96 9.18	19,069 0

1.        Period from 5/1/2002 to 12/31/2002

2.        Period from 5/1/03 to 12/31/03

3.        Period from 05/01/06 to 12/31/06

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including additional information regarding commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE ANNUITY II

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account C)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2012, by contacting Us, at Our Principal Office located at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Terms used in the current prospectus for the policy are incorporated in this statement.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2012

THE CONTRACT

Non-Participation

Misstatement of Age or Sex

Proof of Existence and Age

Assignment

Annuity Data

Incontestability

Ownership

Entire Contract

Changes in the Contract

Protection of Benefits

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations Assuming Surrender

Other Performance Data

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person Owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Non-Participation

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Midland National.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other payee has been misstated in the application, the annuity payable under the contract will be whatever the contract value of the contract would purchase on the basis of the correct age or sex of the annuitant and/or other payee, if any, on the date annuity payments begin. Any overpayment or underpayments by Midland National as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of the owner or annuitant.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, to the extent permitted by applicable laws, regulations or action of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The contract is incontestable after it has been in force, during the annuitant's lifetime, for two years.

Ownership

Before the annuitant's death, only the owner will be entitled to the rights granted by the contract or allowed by Midland National under the contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the owner is an individual and dies before the annuitant, the rights of the owner belong to the estate of the owner unless this contract has been endorsed to provide otherwise.

Entire Contract

We have issued the contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the contract. The Policy Form with the application and any riders make the entire contract. All statements made by or for the annuitant are considered representations and not warranties. Midland National will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.

Changes in the Contract

Only Midland National's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland National may not change or amend the contract, except as expressly provided in the contract, without the owner's consent. However, We may change or amend the contract if such change or amendment is necessary for the contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the investment division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each investment division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each investment division every Business Day as follows:

•        First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

•        Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

•        Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038356% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

•        Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of Annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the annuity unit value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) = the annuity unit value for the preceding business day.

(2) = the net investment factor (as described above) for that division on that business day.

(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market investment division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the Fidelity VIP Money Market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market investment division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the Fidelity VIP Money Market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:

a.   =    net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the investment division.

b. =    expenses accrued for the period (net of reimbursements).

c.   =    the average daily number of units outstanding during the period.

d. =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any contingent deferred sales charges that may be applicable to a particular contract. Contingent deferred sales charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding Fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any investment division.

Standard Total Return Calculations Assuming Surrender

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:

   P = an assumed initial payment of $1,000

   T = average annual total return

   n =  number of years

ERV =  ending redeemable value of an assumed $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the contract is surrendered will reflect the effect of contingent deferred sales charges that may be applicable to a particular period.

Other Performance Data

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the contract is kept in-force assume that the contingent deferred sales charge percentage will be zero.

CTR = [ERV/P] - 1

Where:

CTR =    the cumulative total return net of investment division recurring charges for the period.

ERV =    ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten year period at the end of the one, five, or ten-year period (or fractional portion thereof).

P      =     an assumed initial payment of $1,000.

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. This contract charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 contract maintenance charge. The contract maintenance charge is deducted only when the contract value is less than $50,000.  This additional amount is calculated using a method intended to show the "average" impact of the annual maintenance fee on a contract that has a contract value of less than $50,000.  The annual maintenance fee is approximated based on an average contract value of $27,000, so it is calculated as $35 , or 0.13% annually. The total of these three amounts is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of an assumed $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts Premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner ’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner ’s death, or (2) as annuity payments which will begin within one year of that owner ’s death and which will be made over the life of the owner ’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner ’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner ’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person Owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the contract value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.  Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer ’s section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.   In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Under our distribution agreement with Sammons Securities Company, We allow for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C as follows:

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company**

2009	$81,032	$104,194
2010	$68,051	$127,039
2011	$59,666	$ 66,642

*Represents total commissions paid on Variable Annuity and Variable Annuity II contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

•         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We also paid flat dollar amounts to certain selling firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, of Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

One North Wacker Drive

Chicago, IL 60606

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 , as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
          MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

          CONSOLIDATED FINANCIAL STATEMENTS

          FOR THE YEARS ENDED DECEMBER 31, 2011 and 2010

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                               1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2011 and 2010            2

     Consolidated Statements of Income for the years ended
        December 31, 2011, 2010 and 2009                                     3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
        December 31, 2011, 2010 and 2009                                     4

     Consolidated Statements of Cash Flows for the years
        ended December 31, 2011, 2010 and 2009                               5

     Notes to Consolidated Financial Statements                              7

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
   Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 28, 2012

--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL  60606
T: (312)298-2000, F: (312) 298-2001, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2011 and 2010
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2011                2010
                                                                                    ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available for sale, at fair value                                   $27,210,029        $ 24,516,373
    Equity securities, at fair value                                                          406,809             424,953
    Mortgage loans                                                                            490,031             247,133
    Policy loans                                                                              340,731             333,186
    Short-term investments                                                                    290,070             248,637
    Derivative instruments                                                                    235,342             425,656
    Other invested assets                                                                     889,972             983,630
                                                                                    ------------------  ------------------
       Total investments                                                                   29,862,984          27,179,568

Cash                                                                                          165,611              50,517
Accrued investment income                                                                     258,004             237,447
Deferred policy acquisition costs                                                           1,397,148           1,502,244
Deferred sales inducements                                                                    374,354             455,628
Present value of future profits of acquired businesses                                         17,176              21,015
Federal income tax asset, net                                                                       -              58,019
Other receivables, other assets and property, plant and equipment                             114,550             146,950
Reinsurance receivables                                                                     2,075,717           1,889,376
Separate account assets                                                                       884,513           1,001,274
                                                                                    ------------------  ------------------
       Total assets                                                                       $35,150,057         $32,542,038
                                                                                    ==================  ==================

LIABILITIES
Policyholder account balances                                                             $26,320,092        $ 24,817,393
Policy benefit reserves                                                                     1,129,354           1,049,300
Policy claims and benefits payable                                                            132,627             119,949
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                  2,599,406           2,527,412
Derivative instruments                                                                         13,134              10,541
Federal income tax liability, net                                                             340,860                   -
Other liabilities                                                                             584,434             729,027
Separate account liabilities                                                                  884,513           1,001,274
                                                                                    ------------------  ------------------
       Total liabilities                                                                   32,004,420          30,254,896
                                                                                    ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                        2,549               2,549
Additional paid-in capital                                                                    354,208             335,907
Retained earnings                                                                           2,032,987           1,860,073
Accumulated other comprehensive income (loss)                                                 755,893              88,613
                                                                                    ------------------  ------------------
       Total stockholder's equity                                                           3,145,637           2,287,142
                                                                                    ------------------  ------------------
          Total liabilities and stockholder's equity                                      $35,150,057         $32,542,038
                                                                                    ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    2011              2010               2009
                                                                              -----------------  ----------------   ----------------

REVENUES
Premiums                                                                            $  164,718         $ 146,850          $ 147,415
Interest sensitive life and investment product charges                                 338,445           303,991            295,560
Net investment income                                                                1,402,512         1,407,708          1,059,608
Net gains (losses) on derivatives and derivative instruments                             5,767           191,371           (157,076)
Net unrealized gain from variable interest entity                                            -                 -             35,795
Net realized investment gains                                                           (8,206)           94,571            154,827

Total other-than-temporary impairment losses                                            (9,853)          (75,139)           (83,778)
Non-credit portion in other comprehensive income                                         2,326             3,557             12,307
                                                                              -----------------  ----------------   ----------------
Net impairment loss recognized in earnings                                              (7,527)          (71,582)           (71,471)

Other income                                                                             9,304            15,045             12,419
                                                                              -----------------  ----------------   ----------------
       Total revenue                                                                 1,905,013         2,087,954          1,477,077
                                                                              -----------------  ----------------   ----------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                     816,565           881,856            541,266
Benefits incurred                                                                      261,976           302,497            238,071
Amortization of deferred sales inducements                                              78,438            80,765             60,246
                                                                              -----------------  ----------------   ----------------
       Total benefits                                                                1,156,979         1,265,118            839,583

Operating and other expenses (net of commissions and other
    expenses deferred)                                                                 139,279           116,552            162,648
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                             212,002           221,904            175,601
                                                                              -----------------  ----------------   ----------------
    Total benefits and expenses                                                      1,508,260         1,603,574          1,177,832
                                                                              -----------------  ----------------   ----------------

    Income before income taxes                                                         396,753           484,380            299,245

Income tax provision                                                                   109,147           131,908            102,308
                                                                              -----------------  ----------------   ----------------
       Net income                                                                      287,606           352,472            196,937

        Less: Net income attributable to noncontrolling interests (net
           of tax $9,992 in 2009)                                                            -                 -            (57,373)
                                                                              -----------------  ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co.                       $  287,606        $  352,472         $  139,564
                                                                              =================  ================   ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------

                                                                                Additional
                                                              Common             Paid-in           Retained        Comprehensive
                                                               Stock             Capital           Earnings           Income
                                                            ---------------  -----------------  ----------------  -----------------
Balance, December 31, 2008                                       $   2,549         $  318,707       $ 1,504,864
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                                                              7,050
Comprehensive income  (loss)
    Net income                                                                                          139,564          $ 139,564
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                                                                   306,808
      Pension liability (net of tax ($1,200))                                                                               (2,229)
      Post-retirement liability (net of tax $340)                                                                              630
                                                                                                                  -----------------
        Comprehensive (loss)                                                                                             $ 444,773
                                                                                                                  =================
Equity transactions with noncontrolling interests, net                                (16,880)
Capital contribution
Dividends paid on common stock                                                                          (51,617)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2009                                           2,549            301,827         1,599,861
Deconsolidation of variable interest entity                                            16,880
Comprehensive income  (loss)
    Net income                                                                                          352,472            352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                                                                   576,847
      Pension liability (net of tax ($1,760))                                                                               (3,269)
      Post-retirement liability (net of tax ($654))                                                                         (1,214)
                                                                                                                  -----------------
        Comprehensive income                                                                                               924,836
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          12,200
Dividends paid on common stock                                                                          (92,260)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2010                                           2,549            335,907         1,860,073
Comprehensive income  (loss)
    Net income                                                                                          287,606            287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                                                                   674,385
      Pension liability (net of tax ($1,755))                                                                               (3,259)
      Post-retirement liability (net of tax ($2,071))                                                                       (3,845)
                                                                                                                  -----------------
        Comprehensive income                                                                                          $    954,886
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          13,301
Dividends paid on common stock                                                                         (114,692)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2011                                       $   2,549         $  354,208       $ 2,032,987
                                                            ===============  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------
                                                                   Accumulated
                                                                      Other                                        Total
                                                                Comprehensive             Noncontrolling      Stockholder's
                                                                Income (Loss)             Interest              Equity
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2008                                           $   (781,910)           $ 133,837           $1,178,047
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                               (7,050)                                        -
Comprehensive income  (loss)
    Net income                                                                                  57,373              196,937
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                  306,808                                   306,808
      Pension liability (net of tax ($1,200))                              (2,229)                                   (2,229)
      Post-retirement liability (net of tax $340)                             630                                       630

        Comprehensive (loss)

Equity transactions with noncontrolling interests, net                                          16,880
Capital contribution                                                                           296,100              296,100
Dividends paid on common stock                                                                                      (51,617)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2009                                               (483,751)             504,190            1,924,676
Deconsolidation of variable interest entity                                                   (504,190)            (487,310)
Comprehensive income  (loss)
    Net income                                                                                                      352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                  576,847                                   576,847
      Pension liability (net of tax ($1,760))                              (3,269)                                   (3,269)
      Post-retirement liability (net of tax ($654))                        (1,214)                                   (1,214)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        12,200
Dividends paid on common stock                                                                                      (92,260)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2010                                                 88,613                    -            2,287,142
Comprehensive income  (loss)
    Net income                                                                                                      287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                  674,385                                   674,385
      Pension liability (net of tax ($1,755))                              (3,259)                                   (3,259)
      Post-retirement liability (net of tax ($2,071))                      (3,845)                                   (3,845)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        13,301
Dividends paid on common stock                                                                                     (114,692)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2011                                           $    755,893              $     -           $3,145,637
                                                            ======================     ================     ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                   $  287,606          $ 352,472          $ 196,937
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                290,440            302,669            235,847
    Net amortization of premiums and discounts
        on investments                                                         (154,194)          (131,051)           (89,973)
    Amortization of index options                                               289,043            179,637            165,439
    Employee stock ownership plan                                                13,301             12,200                  -
    Policy acquisition costs deferred                                          (252,737)          (263,602)          (214,843)
    Sales inducements deferred                                                  (81,990)           (92,589)           (74,579)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                                 15,733            (22,989)           (83,356)
    Net (gains) losses on derivatives and derivative
        instruments                                                              (5,767)          (191,371)           157,076
    Net unrealized gains from variable interest entity                                -                  -            (35,795)
    Provision (benefit) for deferred income taxes                                90,940             20,151            (17,781)
    Net interest credited and product charges on
        universal life and investment policies                                  746,935            895,216            436,536
    Changes in other assets and liabilities
       Net receivables                                                          (79,743)           (23,954)           (57,028)
       Net payables                                                              24,388             71,909            125,697
       Policy benefits                                                           52,526            102,645             55,813
       Other, net                                                               (44,448)           (49,117)              (567)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                               1,192,033          1,162,226            799,423
                                                                       -----------------   ----------------   ----------------

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.) CONSOLIDATED STATEMENTS OF CASH
FLOWS (continued) FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,255,557        $ 5,026,800        $ 7,712,355
    Equity securities                                                           131,333            224,575            100,281
    Mortgage loans                                                               53,944             52,252             33,601
    Derivative instruments                                                            -                  -              9,987
    Other invested assets                                                       206,589             52,778             37,206
Cost of investments acquired
    Fixed maturities                                                         (5,571,152)        (6,821,533)        (9,049,051)
    Equity securities                                                           (61,026)          (160,158)          (102,725)
    Mortgage loans                                                             (307,412)           (61,773)           (25,893)
    Derivative instruments                                                     (242,316)          (125,959)          (162,597)
    Other invested assets                                                       (21,548)           (31,865)           (28,219)
Change in cash due to deconsolidation of VIE                                          -           (159,827)                 -
Net change in policy loans                                                       (7,545)           (17,207)              (487)
Net change in short-term investments                                            (41,433)           104,634           (175,000)
Net change in collateral on derivatives                                         (49,878)           (86,174)           183,681
Net change in amounts due to/from brokers                                      (160,148)            30,861            144,838
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (1,815,035)        (1,972,596)        (1,322,023)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 2,966,600        $ 2,906,068        $ 2,779,877
Benefits paid on universal life and investment  products                     (2,240,684)        (2,189,030)        (2,076,795)
Net change in repurchase agreements and other borrowings                        121,872            (38,643)          (258,701)
Receipts related to noncontrolling interests - net                                    -                  -            296,100
Capital contributions received                                                    5,000              5,000                  -
Dividends paid on common stock                                                 (114,692)           (92,257)           (51,617)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                                 738,096            591,138            688,864
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 115,094           (219,232)           166,264

Cash at beginning of year                                                        50,517            269,749            103,485
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                          $  165,611           $ 50,517          $ 269,749
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes, paid to parent                                             $ 62,700           $ 51,374          $ 204,153
      Interest on other borrowings                                                1,940              2,381              4,594

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. Midland
        National Services Company ("MNSC") is a Delaware limited liability company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. In 2009,
        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company
        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the predetermined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.When values are not available from pricing services or broker quotes, such as private placements including corporate securities and asset-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $109,464 and $84,434 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2011 and 2010, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2011 and 2010, 62% and 76%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. During 2011, twenty-three new mortgages were originated for $305,400, and during 2010 six new mortgages were originated for $58,890.

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31, 2011:

                                            Percentage
                                         -----------------

         Hotel                                        30%
         Office                                       23%
         Multi-family                                 16%
         Retail                                       16%
         Residential                                   6%
         Industrial                                    4%
         Other                                         5%

        Approximately 52% of the mortgage loans are on properties located in the following states as of December 31, 2011:

                                            Percentage
                                         -----------------

         California                                   20%
         Georgia                                      12%
         Arizona                                      10%
         North Carolina                               10%

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2011, the reported value of these reverse mortgages was $29,301. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of $397 (two loans), $1,036 (two loans), and
        $1,530 (four loans) for the years ended December 31, 2011, 2010 and
        2009, respectively. In addition, the Company has an allowance for mortgage loan credit losses of $2,000, $0 and $0 at December 31, 2011,
        2010 and 2009, respectively. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include commercial paper and fixed income securities, stated at amortized cost, and money market funds, stated at cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $36,363 and $39,176 as of
        December 31, 2011 and 2010, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. Improvements in credit markets and a low interest rate environment during 2011 and 2010 resulted in fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2011, 2010 and 2009, the Company recorded $7,527, $71,582 and
        $71,471, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective cash flow hedges are reported as a component of OCI. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,289, $1,143, $1,058, $1,111 and $938 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,129,354 and $1,049,300 at
        December 31, 2011 and 2010, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2011 and 2010.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $26,320,092 and
        $24,817,393 at December 31, 2011 and 2010, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2011 and 2010. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2011 and 2010, there were
        $2,185,727 and $2,063,855, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the
        Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. The effect of changes in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and to clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about fair value.

        Transfers of financial assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable interest entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance has no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The Company adopted the guidance on
        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        Recently issued authoritative guidance

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This guidance will be effective on January 1, 2012, with early adoption permitted. The guidance provides companies the option of adopting either prospectively or retrospectively. The Company will adopt this guidance retrospectively on January 1, 2012. The Company expects this new guidance, when adopted, will reduce retained earnings and accumulated OCI and stockholder's equity by approximately $149,500 to
        $162,500 net of tax of $80,500 to $87,500, subject to other adjustments.
        After adoption in 2012, the Company expects to defer fewer costs and record lower amortization resulting in deferred emergence of earnings.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The new requirements are effective for periods ending on or after December 15,
        2012. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance on related to fair value measurement and disclosure, which substantially converged GAAP with
        International Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in
        GAAP; however, disclosure requirements have been expanded. The expanded disclosures include: 1) for all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place; 2) a qualitative discussion about the sensitivity of recurring Level 3 fair value measurements; 3) disclose any transfers between Level 1 and Level 2 fair value measurements on a gross basis, including reasons for those transfers; 4) disclose the reason why an asset is being used differently by the company than its highest and best use; and 5) all fair value measurements needs to be categorized in the fair value hierarchy with disclosure of that categorization even if the asset or liability is not recorded at fair value. This guidance will be effective January 1, 2012.
        Other than additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

        Comprehensive income

        In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance removes the presentation option allowing comprehensive income disclosures in the consolidated statement of stockholder's equity, but does not change the items that must be reported in other comprehensive income. This guidance will be effective January 1, 2012, and will change the presentation of comprehensive income in the consolidated financial statements. The FASB has deferred the requirement in the standard calling for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The
        Company is currently assessing the impact of the guidance on the
        Company's consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                             December 31, 2011                   December 31, 2010
                                                      ---------------------------------   ---------------------------------
                                                         Carrying         Estimated          Carrying         Estimated
                                                           Value          Fair Value          Value           Fair Value
                                                      ----------------  ---------------   ---------------   ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                      $27,210,029      $27,210,029       $24,516,373       $24,516,373
    Equity securities                                         406,809          406,809           424,953           424,953
    Mortgage loans                                            490,031          473,562           247,133           219,546
    Short-term investments                                    290,070          290,070           248,637           248,637
    Derivative instruments                                    235,342          235,342           425,656           425,656
    Other invested assets                                     889,972          901,156           983,630           998,669
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                        128,480          128,480            26,061            26,061
    Separate account assets                                   884,513          884,513         1,001,274         1,001,274

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                    14,898,807       13,450,772        14,193,220        12,724,974
    Indexed life and annuity embedded
       derivatives                                            (35,142)         (35,142)          (40,622)          (40,622)
    Repurchase agreements, other borrowings
      and collateral on derivative instruments              2,599,406        2,599,406         2,527,412         2,527,412
    Derivative instruments                                     13,134           13,134            10,541            10,541

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2011
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,351,774              $      -        $3,351,774
Municipal securities                                              -          3,925,894                   488         3,926,382
Corporate securities                                              -          8,776,716               888,707         9,665,423
Residential mortgage-backed securities                            -          3,329,532               167,667         3,497,199
Commercial mortgage-backed securities                             -            768,406                    94           768,500
Asset-backed securities                                           -          3,290,716             2,524,842         5,815,558
Other debt obligations                                            -             40,948               144,245           185,193
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         23,483,986             3,726,043        27,210,029
Equity securities:
Financial services                                                -            228,412                11,444           239,856
Other                                                             -            111,813                55,140           166,953
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            340,225                66,584           406,809
Derivative instruments:
Options                                                           -            122,396                     -           122,396
Interest rate swaps, credit default swaps
and interest rate floors                                          -             38,876                     -            38,876
Futures                                                      74,070                  -                     -            74,070
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                 74,070            161,272                     -           235,342
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    -                  -               (15,850)          (15,850)
Indexed annuity funds withheld                                    -                  -               144,330           144,330
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -               128,480           128,480
Separate account assets                                     884,513                  -                     -           884,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                           -                  -               (35,142)          (35,142)
Derivative instruments:
Interest rate swaps and credit default swaps                      -             13,134                     -            13,134

                                                                                 December 31, 2010
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,357,124              $      -        $3,357,124
Municipal securities                                              -          3,015,347                     -         3,015,347
Corporate securities                                              -          7,422,540             1,148,275         8,570,815
Residential mortgage-backed securities                            -          2,864,008               205,743         3,069,751
Commercial mortgage-backed securities                             -          1,417,735                    94         1,417,829
Asset-backed securities                                           -          2,456,071             2,457,780         4,913,851
Other debt obligations                                            -             84,254                87,402           171,656
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         20,617,079             3,899,294        24,516,373
Equity securities:
Financial services                                                -            287,542                10,826           298,368
Other                                                             -             86,762                39,823           126,585
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            374,304                50,649           424,953
Derivative instruments:
Options                                                           -            209,211                     -           209,211
Interest rate swaps, credit default swaps
and interest rate floors                                          -             23,143                     -            23,143
Futures                                                     193,302                  -                     -           193,302
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                193,302            232,354                     -           425,656
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                               -                  -               (23,614)          (23,614)
     Indexed annuity funds withheld                               -                  -                49,675            49,675
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -                26,061            26,061
Separate account assets                                   1,001,274                  -                     -         1,001,274

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                                -                  -               (40,622)          (40,622)
Derivative instruments
Interest rate swaps and credit default swaps                      -             10,541                     -            10,541

        Approximately 14% and 16% of the total fixed maturities are included in the Level 3 group at December 31, 2011 and 2010, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2011 and 2010:

                                                                              December 31, 2011
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Municipal securities                                                $      -           $    488             $     488
Corporate securities                                                  37,017            851,690               888,707
Residential mortgage-backed securities                                     -            167,667               167,667
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,524,842             2,524,842
Other debt obligations                                                     -            144,245               144,245
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                37,017          3,689,026             3,726,043

Equity securities:
Financial services                                                         -             11,444                11,444
Other                                                                      -             55,140                55,140
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             66,584                66,584
                                                         --------------------   ----------------   -------------------
Total                                                            $    37,017        $ 3,755,610          $  3,792,627
                                                         ====================   ================   ===================

Percent of total                                                          1%                99%                  100%
                                                         ====================   ================   ===================

                                                                              December 31, 2010
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Corporate securities                                             $    83,957        $ 1,064,318          $  1,148,275
Residential mortgage-backed securities                                     -            205,743               205,743
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,457,780             2,457,780
Other debt obligations                                                     -             87,402                87,402
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                83,957          3,815,337             3,899,294
Equity securities:
Financial services                                                         -             10,826                10,826
Other                                                                      -             39,823                39,823
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             50,649                50,649
                                                         --------------------   ----------------   -------------------
                                                         --------------------   ----------------   -------------------
Total                                                            $    83,957        $ 3,865,986          $  3,949,943
                                                         ====================   ================   ===================

Percent of total                                                          2%                98%                  100%
                                                         ====================   ================   ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2011 and 2010 are as follows:

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------
                                                        Realized and Unrealized
                                                            Gains (Losses)
                                                   ----------------------------------
                                     Beginning       Included in       Included in
                                      Balance        Net Income            OCI              Purchases            Sales
                                  ---------------- ----------------  ----------------  -------------------- ----------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $     -           $     -             $     488          $     -
Corporate securities                    1,148,275           (2,024)           43,767               285,769         (163,361)
Residential mortgage-
backed securities                         205,743           (7,760)             (160)                    -          (30,156)
Commercial mortgage-
backed securities                              94                -                 -                     -                -
Asset-backed securities                 2,457,780          (42,298)           53,143               215,084         (101,398)
Other debt obligations                     87,402              115             8,653                13,305           (4,780)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total fixed maturities                  3,899,294          (51,967)          105,403               514,646         (299,695)

Equity securities:
Financial services                         10,826                -               618                     -                -
Other                                      39,823            2,654            47,794                 1,298          (36,429)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total equity securities                    50,649            2,654            48,412                 1,298          (36,429)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                            (23,614)           1,468                 -                     -                -
Indexed annuity funds
withheld                                   49,675          103,694                 -                     -                -
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total reinsurance
receivables                                26,061          105,162                 -                     -                -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (40,622)          15,453                 -                     -                -

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of      Ending
                                     Issuances       Settlements         Level 3         Balance
                                  ---------------- ---------------------------------- --------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $    -            $     -         $  488
Corporate securities                            -               -           (423,719)       888,707
Residential mortgage-
backed securities                               -               -                  -        167,667
Commercial mortgage-
backed securities                               -               -                  -             94
Asset-backed securities                         -               -            (57,469)     2,524,842
Other debt obligations                          -               -             39,550        144,245
                                  ---------------- ---------------  ----------------- --------------
Total fixed maturities                          -               -           (441,638)     3,726,043

Equity securities:
Financial services                              -               -                  -         11,444
Other                                           -               -                  -         55,140
                                  ---------------- ---------------  ----------------- --------------
Total equity securities                         -               -                  -         66,584

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                              3,661           2,635                  -        (15,850)
Indexed annuity funds
withheld                                   (5,096)         (3,943)                 -        144,330
                                  ---------------- ---------------  ----------------- --------------
Total reinsurance
receivables                                (1,435)         (1,308)                 -        128,480

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (13,259)         (7,674)                 -        (35,142)

(A)     Included in the transfers in and/or out line above is $594,455 of securities priced using unobservable data at December 31, 2010 that were valued by a pricing service using observable market data at December 31,
        2011, and $152,817 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2011.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                       December 31, 2010
                            --------------------------------------------------------------------------------------------------------
                                                Realized and Unrealized           Purchases,
                                                    Gains (Losses)             Issuances, and      Transfers in
                                           --------------------------------
                             Beginning       Included in     Included in         Settlements       and/or out of        Ending
                              Balance        Net Income          OCI                (net)           Level 3 (A)         Balance
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------

Financial assets
(carried at fair value):
Fixed maturities
Municipal securities            $ 132,606          $     -         $     -              $      -       $ (132,606)          $     -
Corporate securities              754,957              578          63,256               122,218          207,266         1,148,275
Residential mortgage-
backed securities                 470,648           (4,974)         43,211               (75,718)        (227,424)          205,743
Commercial mortgage-
backed securities                 749,685          (33,538)         47,736                (1,462)        (762,327)               94
Asset-backed securities         2,836,786          (25,459)         73,442               193,320         (620,309)        2,457,780
Other debt obligations            106,659              109           5,654                10,487          (35,507)           87,402
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total fixed maturities          5,051,341          (63,284)        233,299               248,845       (1,570,907)        3,899,294

Equity securities:
Financial services                 25,245           13,211          (1,293)              (26,337)               -            10,826
Other                                   -                -             (42)               39,865                             39,823
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total equity securities            25,245           13,211          (1,335)               13,528                -            50,649

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                     (6,133)         (17,481)              -                     -                -           (23,614)
Indexed annuity funds
withheld                           12,809           36,866               -                     -                -            49,675
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total reinsurance
receivables                         6,676           19,385               -                     -                -            26,061

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)           26,158           66,780               -                     -                -           (40,622)

(A)     Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at December 31,
        2010, and $413,113 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.
        An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2011, 2010 and 2009 are as follows:

                                                            2011              2010              2009
                                                       ---------------   ---------------   ----------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                        $  (2,311)        $  (5,974)          $  1,730
Residential mortgage-backed securities                         (2,376)           (3,607)            (6,707)
Commercial mortgage-backed securities                               -           (33,515)            (5,165)
Asset-backed securities                                             -           (18,214)                 -
Other debt obligations                                            115               106                261
                                                       ---------------   ---------------   ----------------
Total fixed maturities                                         (4,572)          (61,204)            (9,881)
                                                       ---------------   ---------------   ----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                                    1,468           (17,481)           109,466
Index annuity funds withheld                                  103,694            36,866            (67,110)
                                                       ---------------   ---------------   ----------------
Total reinsurance receivables                                 105,162            19,385             42,356

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                   15,453            66,780           (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                          December 31, 2011                       December 31, 2010
                               -------------------------------------   -------------------------------------
                                    Fair              Unfunded              Fair              Unfunded
                                    Value           Commitments            Value            Commitments
                               ----------------  -------------------   ---------------   -------------------

Fixed income                         $ 754,054             $ 50,660         $ 861,438              $ 56,892
Private equity                         103,232               10,598            93,299                21,798
Real estate                             43,870               28,157            43,876                29,408
Other                                        -                    -                56                     -
                               ----------------  -------------------   ---------------   -------------------

                                     $ 901,156             $ 89,415         $ 998,669             $ 108,098
                               ================  ===================   ===============   ===================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

                                                                   December 31, 2011
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,051,079         $ 300,695           $    -        $ 3,351,774
    Municipal securities                       3,564,475           369,986            8,079          3,926,382
    Corporate securities                       9,286,378           681,011          301,966          9,665,423
    Residential mortgage-backed
    securities                                 3,108,442           439,600           50,843          3,497,199
    Commercial mortgage-backed
    securities                                   779,233            41,345           52,078            768,500
    Asset-backed securities                    5,861,590           120,853          166,885          5,815,558
    Other debt obligations                       170,670            16,011            1,488            185,193
                                         ----------------   ---------------  ---------------  -----------------
    Total fixed maturities                    25,821,867         1,969,501          581,339         27,210,029

Equity securities:
    Financial services                           232,567            17,018            9,729            239,856
    Other                                        113,434            53,897              378            166,953
                                         ----------------   ---------------  ---------------  -----------------
    Total equity securities                      346,001            70,915           10,107            406,809
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $26,167,868        $2,040,416        $ 591,446        $27,616,838
                                         ================   ===============  ===============  =================

                                                                   December 31, 2010
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,432,038         $  96,842        $ 171,756        $ 3,357,124
    Municipal securities                       3,044,016            48,063           76,732          3,015,347
    Corporate securities                       8,452,057           450,301          331,543          8,570,815
    Residential mortgage-backed
    securities                                 2,862,181           263,291           55,721          3,069,751
    Commercial mortgage-backed
    securities                                 1,428,109            55,274           65,554          1,417,829
    Asset-backed securities                    4,964,958           136,210          187,317          4,913,851
    Other debt securities                        171,061             4,040            3,445            171,656
                                         ----------------   ---------------  ---------------  -----------------
            Total fixed maturities            24,354,420         1,054,021          892,068         24,516,373

Equity securities:
    Financial services                           292,121            19,160           12,913            298,368
    Other                                        126,079             3,634            3,128            126,585
                                         ----------------   ---------------  ---------------  -----------------
             Total equity securities             418,200            22,794           16,041            424,953
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $24,772,620        $1,076,815        $ 908,109        $24,941,326
                                         ================   ===============  ===============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             2011                                2010
                                               ---------------------------------  ----------------------------------
                                                 Amortized         Estimated         Amortized         Estimated
                                                    Cost           Fair Value          Cost           Fair Value
                                               ---------------   ---------------  ----------------  ----------------

Due in one year or less                             $  92,256         $  90,578         $ 164,997         $ 163,659
Due after one year through five years               1,904,366         1,928,601         1,536,679         1,574,353
Due after five years through ten years              4,404,354         4,736,432         3,572,585         3,805,590
Due after ten years                                10,345,636        11,045,235        10,570,356        10,296,314
Securities not due at a single maturity date
  (primarily mortgage-backed securities)            9,075,255         9,409,183         8,509,803         8,676,457
                                               ---------------   ---------------  ----------------  ----------------

Total fixed maturities                            $25,821,867       $27,210,029       $24,354,420       $24,516,373
                                               ===============   ===============  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                         December 31, 2011
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
Municipal securities                  $  3,525          $   143        $ 117,556         $  7,936       $ 121,081         $  8,079
Corporate securities                   961,404           54,287        1,746,400          247,679       2,707,804          301,966
Residential mortgage-
backed securities                       75,095            3,318          307,938           47,525         383,033           50,843
Commercial mortgage-
backed securities                       59,963            2,174          162,433           49,904         222,396           52,078
Asset-backed securities              1,553,500           57,476          745,534          109,409       2,299,034          166,885
Other debt securities                    3,200               33           31,327            1,455          34,527            1,488
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,656,687          117,431        3,111,188          463,908       5,767,875          581,339

Equity securities:
Financial services                           -                -           33,868            9,729          33,868            9,729
Other                                      370              222           14,285              156          14,655              378
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                    370              222           48,153            9,885          48,523           10,107
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,657,057        $ 117,653       $3,159,341        $ 473,793      $5,816,398        $ 591,446
                                 ==============  ===============  ===============  ===============  ==============   ==============

                                                                         December 31, 2010
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
U.S. government and
agencies                             $ 462,300         $ 38,230        $ 976,610        $ 133,526      $1,438,910        $ 171,756
Municipal securities                   661,944           22,129        1,034,481           54,603       1,696,425           76,732
Corporate securities                   850,308           27,257        2,122,137          304,286       2,972,445          331,543
Residential mortgage-
backed securities                      108,946            3,132          334,160           52,589         443,106           55,721
Commercial mortgage-
backed securities                       37,677            1,146          459,780           64,408         497,457           65,554
Asset-backed securities                448,191           19,971        1,345,738          167,346       1,793,929          187,317
Other debt securities                   10,444              211           69,635            3,234          80,079            3,445
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,579,810          112,076        6,342,541          779,992       8,922,351          892,068

Equity securities:
Financial services                      24,017            2,565           73,939           10,348          97,956           12,913
Other                                   38,662              562           25,163            2,566          63,825            3,128
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                 62,679            3,127           99,102           12,914         161,781           16,041
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,642,489        $ 115,203       $6,441,643        $ 792,906      $9,084,132        $ 908,109
                                 ==============  ===============  ===============  ===============  ==============   ==============

        At December 31, 2011, the Company held 6,280 positions in fixed income and equity securities. The above table, as of December 31, 2011, includes 528 securities of 396 issuers. At December 31, 2011, 67% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2011, 33% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2011, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2011.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at
        December 31, 2011, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent
        51% of unrealized losses at December 31, 2011, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S. national and regional banks.
        Other industry sectors with large unrealized losses include military housing, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes
        OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represent 9% of unrealized losses at December 31, 2011, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at December 31, 2010 and 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 9% of unrealized losses at December 31, 2011, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2011 and
        2010 from prior levels. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at
        December 31, 2010 and 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings.
        The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. There was no OTTI in CMBS recognized in 2011. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 28% of unrealized losses at December 31, 2011, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2011.
        Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of
        December 31, 2011 compared to the unrealized losses at December 31,
        2010. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 2% of unrealized losses at December 31,
        2011, primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2011, 2010 and 2009, as summarized in the following table:

                                                                   2011               2010                2009
                                                             -----------------  -----------------   -----------------

Corporate securities                                                $   2,343          $  14,783           $  28,220
Residential mortgage-backed securities                                  4,787              9,067               3,986
Commercial mortgage-backed securities                                       -             32,798              37,570
Asset-backed securities                                                     -             13,898                 165
Commercial mortgage loans                                                 397              1,036               1,530
                                                             -----------------  -----------------   -----------------

Net impairment loss recognized in earnings                          $   7,527          $  71,582           $  71,471
                                                             =================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2011 and 2010 on fixed maturities held by the Company for which a non-credit portion of an OTTI impairment was recognized in OCI:

                                                                   2011               2010
                                                             -----------------  -----------------

Balance, January 1                                                  $  30,476          $  29,636

Additions for newly impaired securities                                 3,366             18,974
Reductions for impaired securities sold                               (14,130)           (18,134)
                                                             -----------------  -----------------

Balance, December 31                                                $  19,712          $  30,476
                                                             =================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2011 and 2010 are summarized as follows:

                                                                   2011               2010
                                                             -----------------  -----------------

Corporate securities                                                $  20,625          $  17,093
Residential mortgage-backed securities                                  2,621                 98
Commercial mortgage-backed securities                                       -              2,221
Asset-backed securities                                                 1,154                601
                                                             -----------------  -----------------

Total OTTI losses in accumulated OCI                                $  24,400          $  20,013
                                                             =================  =================

        Investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2011               2010                2009
                                                        -----------------  -----------------   -----------------

Gross investment income
     Fixed maturities                                        $ 1,192,940        $ 1,101,486         $ 1,134,910
     Equity securities                                            24,836             24,824              24,005
     Mortgage loans                                               17,354             14,246              13,591
     Policy loans                                                 23,456             22,068              21,830
     Short-term investments                                        2,140              2,709               1,269
     Derivative instruments                                       76,324             70,743             (70,064)
     Other invested assets                                        95,857            201,803             (26,654)
                                                        -----------------  -----------------   -----------------
             Total gross investment income                     1,432,907          1,437,879           1,098,887

Less: Investment expenses                                         30,395             30,171              39,279
                                                        -----------------  -----------------   -----------------
             Net investment income                           $ 1,402,512        $ 1,407,708         $ 1,059,608
                                                        =================  =================   =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                              2011                2010               2009
                                                        -----------------   -----------------  -----------------

Fixed maturities                                              $   (3,423)          $  79,262         $  176,244
Equity securities                                                 (1,892)             15,903            (19,902)
Mortgage loans                                                    (2,891)               (491)              (600)
Short-term                                                             -                (103)              (915)
                                                        -----------------   -----------------  -----------------

        Net realized investment gains                         $   (8,206)          $  94,571         $  154,827
                                                        =================   =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2011, 2010 and 2009 were as follows:

                                       2011                     2010                             2009
                           ------------------------------   -------------------------------  -------------------------------
                               Fixed           Equity           Fixed           Equity           Fixed           Equity
                            Maturities       Securities      Maturities       Securities      Maturities       Securities
                           --------------   -------------   --------------   --------------  --------------   --------------

Proceeds from sales          $ 2,464,048        $104,955      $ 2,366,174         $197,853     $ 6,155,856         $100,281
Gross realized gains              97,286           6,933          133,475           21,327         377,031            6,219
Gross realized losses           (116,364)        (11,713)         (72,294)          (4,702)       (215,126)         (26,122)

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2011:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC              $ 551,718

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2011 and 2010. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2011 and
        2010, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with regulatory authorities

        At December 31, 2011 and 2010, securities with reported values of $3,563 and $3,554, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,181and $3,269, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2011, the beneficial interests in the remaining securities had a book value of $198,105 and fair value of $166,925.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                          December 31, 2011                December 31, 2010
                                                   ------------------------------   ------------------------------
                                                    Notional Amount       Fair       Notional Amount      Fair
                                                                         Value                           Value
                                                   --------------   -------------   --------------  --------------
Assets:

Derivative instruments:
   Put options (1)                                 $       N/A               $ -    $       N/A               $ 1
   Interest rate swaps (1)                               433,914          21,391          387,418          12,090
   Credit default swaps - receive (1)                     35,500           1,119           92,400           4,177
   Interest rate floors (1)                              113,000          14,201          113,000           4,983
   Futures (1)                                           401,922          74,070          982,972         193,302
   Call options (1)                                    3,885,115         122,396        3,279,125         209,210
   Interest rate swaps - effective
    cash flow (2)                                         23,810           2,165           23,810           1,893
                                                                    -------------                   --------------

                                                                       $ 235,342                        $ 425,656
                                                                    =============                   ==============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
    Indexed annuity products ceded (1)                       N/A        $(15,850)          $  N/A        $(23,614)
    Indexed annuity funds withheld (1)                       N/A         144,330              N/A          49,675
                                                                    -------------                   --------------

                                                                       $ 128,480                         $ 26,061
                                                                    =============                   ==============
Fixed maturities - asset-backed securities:
   Hybrid instruments (1)                                              $ 405,958                        $ 449,563
                                                                    =============                   ==============

Liabilities:
Investment-type insurance contracts -
   embedded derivatives:
    Indexed life and annuity products (1)                               $(35,142)                        $(40,622)
                                                                    =============                   ==============
Derivative instruments:
   Interest rate swaps (1)                               $ 3,609           $ 136         $ 19,707           $ 499
   Credit default swaps - receive (1)                          -               -           23,350             318
   Credit default swaps - pay (1)                         56,000          12,998           56,000           9,724
                                                                    -------------                   --------------

                                                                        $ 13,134                         $ 10,541
                                                                    =============                   ==============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                            For the Year Ended December 31, 2011
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $272           gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2010
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $ 611          gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2009
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps         $ (2,243)        gains (losses)                 $ -             instruments    -       $ -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2011 and 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                  Gain (Loss) in Income
                                                           ------------------------------------
                                                                 2010               2009
                                                           -----------------  -----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                                $    508           $    309
Fixed rate fixed income securities                                     (314)               503
                                                           -----------------  -----------------

                                                                      $ 194              $ 812
                                                           =================  =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                            2011                2010               2009
                                                       ----------------   -----------------  -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                            $ 9,663            $ 11,215           $ (6,052)
Credit default swaps - receive                                     877               7,052             (4,542)
Credit default swaps - pay                                      (3,274)              6,869             20,271
Interest rate floors                                             9,218               1,354             (4,565)
Embedded derivatives in:
Indexed life and annuity products                               (5,480)             66,780           (442,636)
Indexed annuity products ceded                                  39,576              (7,881)           109,465
Indexed annuity funds withheld                                  94,654              36,867            (67,109)
Hybrid instruments                                              19,852              11,324            (40,492)
Futures                                                        (47,765)            102,694            118,925
Options                                                       (111,554)            (45,097)           158,847
                                                       ----------------   -----------------  -----------------

                                                               $ 5,767           $ 191,177         $ (157,888)
                                                       ================   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                          $  13,554           $   9,706         $   (4,685)
Options                                                         62,770              61,037            (65,379)
                                                       ----------------   -----------------  -----------------

                                                              $ 76,324            $ 70,743          $ (70,064)
                                                       ================   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2011 and 2010 applicable to derivative instruments was $63,809 and $113,687, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2011 and 2010 applicable to derivative instruments was $11,510 and $8,950, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a VIE in which it was previously considered the primary beneficiary. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 35% and 47% interest in the Fund as of
        December 31, 2011 and 2010, respectively. North American held a 18% and
        23% interest in the Fund as of December 31, 2011 and 2010, respectively.
        The general partner of the Fund is a related party, Guggenheim Partners
        Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 was $35,795, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010. The related net income attributable to noncontrolling interest included for the years ended
        December 31, 2011, 2010 and 2009 for the Fund is $0, $0 and $57,373,
        respectively.

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                           2011               2010              2009
                                                                     -----------------  ----------------- -----------------

Net income attributable to the Company                                     $  287,606         $  352,472        $  219,498

Transfers (to) from the noncontrolling interests:

   Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                            -                  -           (16,880)
                                                                     -----------------  ----------------- -----------------

Change from net income attributable to the Company
    and transfers (to) from noncontrolling interests                       $  287,606         $  352,472        $  202,618
                                                                     =================  ================= =================

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2011 is as follows:

            Limited partnerships
              Carrying amount of asset                    $  889,972
              Maximum exposure to loss                       979,387
            Resecuritization trust
              Beneficial interests held in trust             166,925
              Maximum exposure to loss                       166,925

7.      BORROWINGS

        At December 31, 2011 and 2010, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2011 have maturity dates in March and June of 2012 and November of 2013. The interest rates on the outstanding borrowings range from 0.39% to 0.72%. The Company renewed the borrowings that matured in March 2012 for a borrowing that will mature on March 17,
        2014 at an interest rate of 0.68%. Interest expense incurred during
        2011, 2010 and 2009 was $1,940, $2,381 and $4,594, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2011 and 2010 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, the wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $244,715 was issued and outstanding at
        December 31, 2011. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by the Company and its affiliate, North American, and ceded to
        Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the
        LOC. Fees and expenses of approximately $5,639 have been paid related to this LOC, which have been capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. There was no amortization recognized in 2011.
        In addition, a quarterly fee equal to 1.45% per annum of the outstanding
        LOC will be paid during the life of the facility.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2011, 2010 and 2009 are as follows:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DAC, beginning of year                                            $ 1,502,244      $ 1,798,826      $ 2,012,764
Commissions deferred                                                  214,272          220,875          201,236
Underwriting and acquisition expenses deferred                         38,465           42,727           41,655
Reduction due to reinsurance ceded                                          -                -          (28,047)
Change in offset to unrealized (gains) losses                        (149,670)        (342,599)        (257,756)
Amortization related to operations                                   (219,230)        (224,916)        (202,808)
Amortization related to realized (gains) losses                         2,518           (1,150)           8,247
Amortization related to derivatives                                     8,549            8,481           23,535
                                                               ---------------  ---------------  ---------------

DAC, end of year                                                  $ 1,397,148      $ 1,502,244      $ 1,798,826
                                                               ===============  ===============  ===============

        The composition of DSI for the years ended December 31, 2011, 2010 and
        2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DSI, beginning of year                                              $ 455,628        $ 626,447        $ 764,191
Sales inducement costs deferred                                        81,990           92,331           77,002
Increase (reduction) due to recapture of reinsurance                        -              258           (2,423)
Change in offset to unrealized (gains) losses                         (84,826)        (182,643)        (152,077)
Amortization related to operations                                    (84,315)         (82,583)         (72,939)
Amortization related to realized (gains) losses                         1,578              131            3,552
Amortization related to derivatives                                     4,299            1,687            9,141
                                                               ---------------  ---------------  ---------------

DSI, end of year                                                    $ 374,354        $ 455,628        $ 626,447
                                                               ===============  ===============  ===============

        The composition of the PVFP for the years ended December 31, 2011, 2010 and 2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

PVFP, beginning of year                                              $ 21,015         $ 21,767         $ 34,020
Increase due to recapture of reinsurance ceded                              -            3,567                -
Change in offset to unrealized (gains) losses                               -                -           (7,678)
Amortization                                                           (3,839)          (4,319)          (4,575)
                                                               ---------------  ---------------  ---------------

PVFP, end of year                                                    $ 17,176         $ 21,015         $ 21,767
                                                               ===============  ===============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                          Range of
                                                        Useful Lives             2011              2010
                                                    ---------------------   ---------------   ---------------
Land                                                         -                    $  3,029          $  3,029
Buildings and improvements                             20 - 39 years                18,746            18,717
Leasehold improvements                                 10 - 40 years                 1,855             1,691
Furniture and fixtures                                    10 years                   7,293             6,973
Computer equipment and software                          3 - 10 years               37,421            40,639
Other                                                     3 - 5 years                   40                40
                                                                            ---------------   ---------------
                                                                                    68,384            71,089
Accumulated depreciation                                                           (27,935)          (25,745)
                                                                            ---------------   ---------------
                                                                                 $  40,449         $  45,344
                                                                            ===============   ===============

        Depreciation expense was $6,099, $5,594 and $5,086 for the years ended
        December 31, 2011, 2010 and 2009, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                          2011                           2010                          2009
                               ----------------------------   ----------------------------  -----------------------------
                                  Ceded         Assumed          Ceded         Assumed         Ceded          Assumed
                               -------------  -------------   -------------  -------------  -------------   -------------

Premiums and deposits
 on investment contracts          $ 533,766        $ 9,034       $ 353,374        $ 1,340      $ 489,965         $ 1,001

Claims and investment
 contract withdrawals               212,969          1,337         210,711          1,763        198,117             256

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued since March 1, 2008. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of $4,113,910 and $4,035,855 against the reserve credits of $4,840,062 and $4,628,996 in reinsurance receivables in the December 31, 2011 and 2010 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $584,429 and $585,225 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2011 and 2010 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with
        North American. In accordance with the coinsurance agreement North
        American ceded a defined block of permanent life insurance products to
        MNL Re. At December 31, 2011, MNL Re assumed reserves of $480 which are included in reinsurance receivables and received premiums of $5,227 from
        North American. MNL Re paid experience refunds to North American of
        $4,738 for the year ended December 31, 2011. For the year ended December
        31, 2010, there were no assumed reserves, reinsurance receivables, or experience refunds paid.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2011 Solberg Re assumed reserves of $56,395, which are included in reinsurance receivables and received premiums of $7,668 from
        North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                             2011               2010
                                                       -----------------  ------------------

Net unrealized gain (loss)
     Available-for-sale securities                          $ 1,469,788          $  213,426
     Certain interest rate swaps                                  2,165               1,893
     Non-credit portion of OTTI losses                          (24,400)            (20,013)
Intangibles                                                    (253,949)            (39,217)
Pension liability:
     Unrecognized actuarial net gains (losses)                  (22,075)            (17,061)
Postretirement liability:
     Unrecognized actuarial net gains (losses)                   (9,547)             (3,748)
     Unrecognized prior service costs                               931               1,048
Deferred income taxes                                          (407,020)            (47,715)
                                                       -----------------  ------------------

Accumulated other comprehensive gain (loss)                  $  755,893           $  88,613
                                                       =================  ==================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                      2011               2010                2009
                                                                 ---------------  ------------------  -----------------

Net unrealized gain (loss)
     Available-for-sale securities                                  $ 1,243,917         $ 1,549,789         $  971,529
     Certain interest rate swaps                                            272                 611             (2,243)
     Non-credit portion of OTTI losses                                   (4,387)             (7,193)           (12,820)
Intangibles                                                            (214,732)           (494,518)          (408,899)
Reclassification adjustment for (gains) losses released
     into income                                                         12,445            (161,232)           (86,401)
Pension liability:
     Amortization of net loss in net periodic benefit expense             1,450                 647                346
     Net gain (loss) recognized in accrued benefit costs                 (6,464)             (5,676)            (3,775)
Postretirement liability:
     Amortization of net gain (loss) in net periodic
     benefit expense                                                        504                 103                 29
     Amortization of prior service costs                                   (117)               (117)                75
     Net gain (loss) recognized in accrued benefit costs                 (6,303)             (1,854)              (592)
     Prior service costs arising in current year                              -                   -              1,458
Deferred income taxes                                                  (359,305)           (308,196)          (160,548)
                                                                 ---------------  ------------------  -----------------

     Net other comprehensive gain (loss)                             $  667,280          $  572,364         $  298,159
                                                                 ===============  ==================  =================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                          2011                2010               2009
                                     ----------------   -----------------  -----------------

Current                                    $  18,207          $  111,757         $  120,089
Deferred                                      90,940              20,151            (17,781)
                                     ----------------   -----------------  -----------------
    Total income tax expense              $  109,147          $  131,908         $  102,308
                                     ================   =================  =================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2011, 2010 and 2009 are as follows:

                                                 2011                2010               2009
                                           -----------------   -----------------  -----------------

At statutory federal income tax rate             $  138,863          $  169,533         $  104,735
Dividends received deductions                        (1,112)             (1,484)              (497)
Tax credits                                         (33,010)            (32,473)            (4,585)
Other, net                                            4,406              (3,668)             2,655
                                           -----------------   -----------------  -----------------
    Total income tax expense                     $  109,147          $  131,908         $  102,308
                                           =================   =================  =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2011 and 2010 are as follows:

                                                                   2011                2010
                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                $  609,070          $  683,028
    Investments                                                             -                   -
    Other, net                                                         50,282              40,593
                                                             -----------------   -----------------
      Total deferred income tax assets                                659,352             723,621
                                                             -----------------   -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (6,012)             (7,355)
    Investments                                                      (516,328)           (102,417)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (524,842)           (551,434)
                                                             -----------------   -----------------
      Total deferred income tax liabilities                        (1,047,182)           (661,206)
                                                             -----------------   -----------------
      Net deferred income tax asset (liability)                    $ (387,830)          $  62,415
                                                             =================   =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company does not expect any significant changes to its liability for unrecognized tax benefits during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The
        Company did not have any accrued interest and penalties at December 31,
        2011 and 2010.

        The IRS concluded an examination of the Company's income tax returns for
        2007 through 2008 during the year ended December 31, 2011. No significant adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2011; however, prescribed practices used by the Company in 2011 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2011 decreased the Company's statutory-based surplus by $59,388. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution as ordinary dividends to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed paid-in and contributed surplus. All payments of extraordinary dividends to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus as regards policyholders). The
        Company paid dividends of $114,692, $92,260 and $51,617 in 2011, 2010 and 2009, respectively. Dividends payable in 2012 up to approximately
        $285 million will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2011, 2010 and 2009, is approximately $326,031,
        $284,969 and $83,327, respectively, and reported surplus as regards policyholders at December 31, 2011, 2010 and 2009, is $1,854,241,
        $1,639,725 and $1,391,869 , respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,224, $4,231 and $3,749 was incurred in 2011, 2010 and 2009, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

            Year ending December 31,
            2012                                              $  2,985
            2013                                                 2,806
            2014                                                 2,708
            2015                                                 2,511
            2016                                                 1,963
            Thereafter                                           7,909
                                                        ---------------
                                                             $  20,882
                                                        ===============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company, via its insurance subsidiary, participates in noncontributory defined benefit pension plan ("Pension Plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiary, certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit
        Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                          Pension Plan              Other Benefit Plan
                                                                      2011           2010          2011           2010
                                                                   ------------   ------------  ------------   ------------
Obligation and funded status
Accumulated benefit obligation                                       $ (53,974)     $ (43,967)    $ (24,168)     $ (16,297)
Fair value of plan assets                                               45,527         36,383             -              -
                                                                   ------------   ------------  ------------   ------------
Underfunded status                                                      (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------
Accrued benefit liability recognized
in other liabilities                                                    (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------

Changes in liability for benefits recognized in
    accumulated OCI (pre-tax)
Beginning balance                                                    $ (17,061)     $ (12,032)      $(2,700)        $ (832)
Net (gain) loss amortized into net periodic benefit cost                 1,450            647           387            (14)
Net gain (loss) arising during the period                               (6,464)        (5,676)       (6,303)        (1,854)
                                                                   ------------   ------------  ------------   ------------
Balance at December 31                                                 (22,075)       (17,061)       (8,616)        (2,700)
                                                                   ------------   ------------  ------------   ------------

Changes in deferred taxes recognized in
    accumulated OCI                                                    $(1,755)       $(1,760)      $(2,071)        $ (654)
                                                                   ------------   ------------  ------------   ------------

                                                                 Pension Plan                     Other Benefit Plan
                                                         2011        2010        2009        2011        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Additional information
Net periodic benefit income (costs)                     $ (849)     $ (345)      $  45     $ 2,218     $(1,403)    $ 1,438
Net periodic benefit cost reclassified from
   accumulated OCI                                      (1,450)       (647)       (346)       (387)         14        (104)
Employer contributions                                   5,000       5,000           -         263         430         331
Employee contributions                                       -           -           -         185         152         122
Benefit payments                                           531         449         363         491         582         453

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                       4.27%       5.33%       5.88%       4.28%       5.12%       5.50%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                       5.33%       5.88%       5.88%       5.50%       5.50%       6.25%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                      Other
                                                    Pension          Benefit
                                                      Plan            Plan
                                                 ---------------  --------------
       Year ending December 31,
               2012                                    $  1,192         $   597
               2013                                       1,353             646
               2014                                       1,562             701
               2015                                       1,707             772
               2016                                       1,853             847
               2017-2021                                 12,016           5,409

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2011, 2010 and 2009, the Pension Plan recorded an actuarial loss of
        $8,220, $5,082 and $3,775, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2011 and 2010, the plan sponsor's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2011.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                                2011
                                                               Target            2011            2010
Cash equivalents and fixed income securities                          65%              65%             63%
Mutual funds, hedge funds and other                                   35%              35%             37%
                                                           ---------------  ---------------  --------------

             Total                                                   100%             100%            100%
                                                           ===============  ===============  ==============

        It is the plan sponsor's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity. The following table summarizes the valuation of the Company's Pension Plan assets carried at fair value as of December 31, 2011 and 2010 by asset class:

                                                                                December 31, 2011
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,114                $ -                 $ -              $ 2,114
Fixed income securities (B)
Corporate debt instruments                                    -             23,966                   -               23,966
Foreign debt obligations                                      -              1,134                   -                1,134
Other governmental/municipal agencies                         -              2,312                   -                2,312
Equity-based investments:
   Mutual Funds (C )                                     15,160                  -                   -               15,160
Hedge Funds (D)                                               -                  -                 841                  841
                                             -------------------  -----------------  ------------------  -------------------

                                                       $ 17,274           $ 27,412               $ 841             $ 45,527
                                             ===================  =================  ==================  ===================

                                                                              December 31, 2010
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,001                $ -                 $ -              $ 2,001
Fixed income securities (B)
U.S. Treasury                                                 -              6,736                   -                6,736
Other governmental/municipal agencies                         -              1,669                   -                1,669
Corporate debt instruments                                    -             11,619                   -               11,619
Foreign debt obligations                                      -                893                   -                  893
Equity securities - warrants (E)                              5                  -                   -                    5
Hedge Funds (D):
Equity securities                                             -                  -               7,751                7,751
Other                                                         -                  -                 413                  413
Distressed debt                                               -                  -                 147                  147
Multi-strategy                                                -                  -               5,149                5,149
                                             -------------------  -----------------  ------------------  -------------------

                                                        $ 2,006           $ 20,917            $ 13,460             $ 36,383
                                             ===================  =================  ==================  ===================

        (A)     Cash equivalents are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Mutual funds are registered investments that are priced at NAV at the end of each day. The funds that are invested in equities across a broad investment spectrum, including mid-cap, large cap, emerging and developed markets, liquid real estate and infrastructure.

        (D)     Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific
                security/instrument. In 2011, substantially all investments held in hedge funds were liquidated and, accordingly, these
                investments are presented as a single asset class in 2011. Hedge fund investments include:

                Equity securities - investments across the capitalization and style spectrum. The investment manager can make investments in both U.S. and International equity securities. Other - assets in liquidation mode.

                Distressed debt - investments in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings.

                Multi-strategy - investments that identify attractive valuations across multiple markets, currencies and types of securities.

        (E)     The fair value of warrants is based on the underlying quoted prices in active markets for identical assets.

        The tables below set forth a summary of changes in the fair value of the
        Pension Plan's level 3 investment assets for the years ended December 31
        2011 and 2010:

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2011                           $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
Actual return on plan assets:
Held at end of the period                                  7                1               (12)              (1)               (5)
Sold during the period                                   210              (54)                -             (165)               (9)
Purchases, sales and settlements, net                 (7,586)             (73)              (47)          (4,899)          (12,605)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2011                           $ 382            $ 287              $ 88             $ 84             $ 841
                                              ===============  ===============   ===============  ===============   ===============

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2010                           $ 8,750          $ 1,338             $ 814          $ 4,857          $ 15,759
Actual return on plan assets:
Held at end of the period                              1,466              177               105              750             2,498
Sold during the period                                  (227)               8                30               19              (170)
Purchases, sales and settlements, net                 (2,238)          (1,110)             (802)            (477)           (4,627)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2010                         $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
                                              ===============  ===============   ===============  ===============   ===============

        Pension plan funding requirements for 2012 will be determined based upon actuarial requirements.

        The estimated amortization of net loss for the pension plan in 2012 is
        $2,449. The estimated 2012 net periodic benefit expense for the pension plan is $1,320. In 2012 a 50 basis point increase to the discount rate projected at 4.27% would result in net periodic cost of $607 and a 50 basis point decrease would result in net periodic cost of $2,127. In
        2012 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would result in net periodic cost of $1,563 and a 50 basis point decrease would result in net periodic cost of $1,076.

        Other Benefit Plan

        In 2011, 2010 and 2009, the other benefit plan recorded an actuarial loss of $2,933, $1,854, and $592, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2010. The rate was assumed to decrease gradually to 4.50% over a five year period, and remain level thereafter. For 2011, an 8.00% assumed annual rate of increase in the per capita cost of healthcare benefits gradually decreases to 4.20% by 2084.

        The estimated 2012 amortization of net loss and prior service cost for the Other Benefit Plan is $296. The estimated 2011 net periodic benefit expense for the Other Benefit Plan is $2,366.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2010 the ESOP owns 99.99% of the outstanding stock of SEI.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2011 and 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $13,301, $12,247 and $10,838 for 2011, 2010 and
        2009, respectively was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $7,940, $11,200 and $10,626 in 2011,
        2010 and 2009, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2011, 2010 and
        2009, the Company incurred $24,764 , $23,674 and $16,750, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VI.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $48,519 and
        $49,287 as of December 31, 2011 and 2010, respectively. The Company earned interest income on the loan of $3,675, $3,741 and $1,715 in 2011,
        2010 and 2009, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $355, $304 and $0 in 2011, 2010 and 2009, respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $516, $711 and $659 in 2011, 2010 and 2009, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2011, the Company had outstanding capital commitments to limited partnerships of $89,415.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2011, the Company had $37,149 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 28, 2012 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2011 and 2010

Midland National Life Insurance Company
Separate Account C
Index
-------------------------------------------------------------------------------------------------------

                                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.........................2-141

Notes to Financial Statements....................................................................142-168

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of Midland National Life Insurance
Company and Policyholders of the Midland National Life Insurance Company
Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Calvert
Variable Series, Inc., the Invesco Variable Insurance Funds, the J.P. Morgan
Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Variable
Insurance Portfolio, the Janus Aspen Series, the PIMCO Variable Insurance Trust,
the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisors
Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable
Investment Fund, the Direxion Insurance Trust, the Invesco Van Kampen Variable
Insurance Funds, the Morgan Stanley Universal Institutional Funds, and the
Northern Lights Variable Trust subaccount thereof) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2011 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 24, 2012

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                              Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                 Investment income:
     (cost $452,071,837)                    $ 445,318,700       Dividend income                             $  8,378,562
                                                                Capital gains distributions                    3,611,438
                                                                                                          ---------------
Liabilities                                             -
                                           ---------------
                                                                                                              11,990,000
                                                                                                          ---------------
Net assets                                  $ 445,318,700   Expenses:
                                           ---------------
                                                                Administrative expense                           268,181
                                                                Mortality and expense risk                     8,168,863
                                                                Contract maintenance charge                       84,527
                                                                                                          ---------------

                                                                                                               8,521,571
                                                                                                          ---------------

                                                            Net investment income                              3,468,429

                                                            Realized and change in unrealized gains
                                                              (losses) on investments
                                                                Net realized gains on investments              9,731,158
                                                                Change in net unrealized depreciation on
                                                                 investments                                 (34,438,416)
                                                                                                          ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $ (21,238,829)
                                                                                                          ---------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                             2011              2010

Net assets at beginning of year                                                          $ 518,873,332     $ 497,289,491

Net (decrease) increase in net assets resulting from operations                            (21,238,829)       46,889,114

Capital shares transactions
   Net premiums                                                                             27,878,247        43,553,040
   Transfers of policy loans                                                                   (77,265)          (80,412)
   Transfers of surrenders                                                                 (49,475,341)      (37,034,481)
   Transfers of death benefits                                                              (4,611,985)       (5,453,828)
   Transfers of other terminations                                                         (18,557,407)      (19,747,458)
   Interfund and net transfers to general account                                           (7,472,052)       (6,542,134)
                                                                                        ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (52,315,803)      (25,305,273)
                                                                                        ---------------   ---------------

Total (decrease) increase in net assets                                                    (73,554,632)       21,583,841
                                                                                        ---------------   ---------------

Net assets at end of year                                                                $ 445,318,700     $ 518,873,332
                                                                                        ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,551,744 shares (cost $18,551,744)   $  18,551,744      Dividend income                              $    25,023
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,023
                                                                                                         ---------------
Net assets                                  $  18,551,744  Expenses:
                                          ----------------
                                                               Administrative expense                            10,386
                                                               Mortality and expense risk                       392,152
                                                               Contract maintenance charge                        2,392
                                                                                                         ---------------

                                                                                                                404,930
                                                                                                         ---------------

                                                           Net investment loss                                 (379,907)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (379,907)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  21,577,234     $  19,608,907

Net decrease in net assets resulting from operations                                         (379,907)         (291,832)

Capital shares transactions
   Net premiums                                                                             1,906,552         6,098,535
   Transfers of policy loans                                                                   15,649            13,389
   Transfers of surrenders                                                                 (8,088,698)       (2,522,972)
   Transfers of death benefits                                                               (189,533)         (396,546)
   Transfers of other terminations                                                         (1,425,955)       (1,409,934)
   Interfund and net transfers from general account                                         5,136,402           477,687
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,645,583)        2,260,159
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,025,490)        1,968,327
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  18,551,744     $  21,577,234
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,391,631 shares (cost $35,238,669)    $  33,676,891      Dividend income                             $  1,950,646
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,950,646
                                                                                                         ---------------
Net assets                                  $  33,676,891  Expenses:
                                          ----------------
                                                               Administrative expense                             5,697
                                                               Mortality and expense risk                       297,530
                                                               Contract maintenance charge                        1,556
                                                                                                         ---------------

                                                                                                                304,783
                                                                                                         ---------------

                                                           Net investment income                              1,645,863

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    646,645
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,553,270)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    739,238
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  29,229,531     $  24,085,137

Net increase in net assets resulting from operations                                          739,238         2,351,097

Capital shares transactions
   Net premiums                                                                               481,179         2,402,095
   Transfers of policy loans                                                                     (202)           (1,212)
   Transfers of surrenders                                                                   (839,881)         (851,496)
   Transfers of death benefits                                                                (81,211)         (880,914)
   Transfers of other terminations                                                           (709,612)         (908,329)
   Interfund and net transfers from general account                                         4,857,849         3,033,153
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             3,708,122         2,793,297
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,447,360         5,144,394
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  33,676,891     $  29,229,531
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     716,005 shares (cost $13,604,377)      $  13,262,783      Dividend income                             $    301,103
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                301,103
                                                                                                         ---------------
Net assets                                  $  13,262,783  Expenses:
                                          ----------------
                                                               Administrative expense                            11,688
                                                               Mortality and expense risk                       182,168
                                                               Contract maintenance charge                        5,975
                                                                                                         ---------------

                                                                                                                199,831
                                                                                                         ---------------

                                                           Net investment income                                101,272

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    357,302
                                                           Change in net unrealized depreciation on
                                                                investments                                    (523,118)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,544)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,115,630     $  12,618,276

Net (decrease) increase in net assets resulting from operations                               (64,544)        1,657,479

Capital shares transactions
   Net premiums                                                                               693,162         1,047,111
   Transfers of policy loans                                                                   (7,590)           (3,213)
   Transfers of surrenders                                                                 (1,216,603)       (1,116,860)
   Transfers of death benefits                                                               (198,268)         (126,534)
   Transfers of other terminations                                                           (411,391)         (351,775)
   Interfund and net transfers from general account                                           352,387           391,146
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (788,303)         (160,125)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (852,847)        1,497,354
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  13,262,783     $  14,115,630
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,035 shares (cost $6,102,123)        $  6,376,464      Dividend income                              $    23,038
                                                               Capital gains distributions                       25,653
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 48,691
                                                                                                         ---------------
Net assets                                   $  6,376,464  Expenses:
                                          ----------------
                                                               Administrative expense                            10,156
                                                               Mortality and expense risk                        97,134
                                                               Contract maintenance charge                       10,577
                                                                                                         ---------------

                                                                                                                117,867
                                                                                                         ---------------

                                                           Net investment loss                                  (69,176)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (20,552)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (273,913)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (363,641)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  8,060,444      $  7,956,046

Net (decrease) increase in net assets resulting from operations                              (363,641)        1,487,217

Capital shares transactions
   Net premiums                                                                               133,212           160,206
   Transfers of policy loans                                                                   (1,124)             (840)
   Transfers of surrenders                                                                 (1,042,599)       (1,039,231)
   Transfers of death benefits                                                               (154,900)          (45,621)
   Transfers of other terminations                                                           (179,599)         (223,734)
   Interfund and net transfers to general account                                             (75,329)         (233,599)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,320,339)       (1,382,819)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,683,980)          104,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,376,464      $  8,060,444
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     648,863 shares (cost $10,238,586)       $  8,786,232      Dividend income                                $ 124,791
                                                               Capital gains distributions                       21,875
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                146,666
                                                                                                         ---------------
Net assets                                   $  8,786,232  Expenses:
                                          ----------------
                                                               Administrative expense                             6,934
                                                               Mortality and expense risk                       159,354
                                                               Contract maintenance charge                        2,234
                                                                                                         ---------------

                                                                                                                168,522
                                                                                                         ---------------

                                                           Net investment loss                                  (21,856)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (219,699)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,304,260)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,545,815)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,016,775     $  11,518,915

Net (decrease) increase in net assets resulting from operations                            (2,545,815)        1,300,840

Capital shares transactions
   Net premiums                                                                               769,938         1,231,237
   Transfers of policy loans                                                                   (8,382)           (2,826)
   Transfers of surrenders                                                                   (718,463)         (699,250)
   Transfers of death benefits                                                               (157,494)         (104,357)
   Transfers of other terminations                                                           (381,917)         (326,770)
   Interfund and net transfers to general account                                            (188,410)         (901,014)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (684,728)         (802,980)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,230,543)          497,860
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,786,232     $  12,016,775
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     223,150 shares (cost $6,761,273)        $  6,434,527      Dividend income                              $    10,164
                                                               Capital gains distributions                       12,226
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 22,390
                                                                                                         ---------------
Net assets                                   $  6,434,527  Expenses:
                                          ----------------
                                                               Administrative expense                             7,344
                                                               Mortality and expense risk                       113,073
                                                               Contract maintenance charge                        3,256
                                                                                                         ---------------

                                                                                                                123,673
                                                                                                         ---------------

                                                           Net investment loss                                 (101,283)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    485,117
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,320,489)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (936,655)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  10,085,091      $  7,290,350

Net (decrease) increase in net assets resulting from operations                              (936,655)        2,506,906

Capital shares transactions
   Net premiums                                                                               272,039           510,455
   Transfers of policy loans                                                                      784            (3,509)
   Transfers of surrenders                                                                   (898,292)         (625,233)
   Transfers of death benefits                                                                (24,759)          (59,174)
   Transfers of other terminations                                                           (312,974)         (277,590)
   Interfund and net transfers (to) from general account                                   (1,750,707)          742,886
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,713,909)          287,835
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,650,564)        2,794,741
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,434,527     $  10,085,091
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     108,455 shares (cost $1,539,071)        $  1,490,922      Dividend income                                 $ 29,935
                                                               Capital gains distributions                        7,584
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 37,519
                                                                                                         ---------------
Net assets                                   $  1,490,922  Expenses:
                                          ----------------
                                                               Administrative expense                             2,062
                                                               Mortality and expense risk                        22,001
                                                               Contract maintenance charge                        1,883
                                                                                                         ---------------

                                                                                                                 25,946
                                                                                                         ---------------

                                                           Net investment income                                 11,573

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,455
                                                           Change in net unrealized depreciation on
                                                                investments                                    (105,231)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,203)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,701,867      $  2,168,447

Net (decrease) increase in net assets resulting from operations                               (66,203)          204,256

Capital shares transactions
   Net premiums                                                                               205,007             3,653
   Transfers of policy loans                                                                     (136)               30
   Transfers of surrenders                                                                   (192,192)         (291,695)
   Transfers of death benefits                                                                (28,196)                -
   Transfers of other terminations                                                            (47,207)         (104,830)
   Interfund and net transfers to general account                                             (82,018)         (277,994)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (144,742)         (670,836)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (210,945)         (466,580)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,490,922      $  1,701,867
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     626,274 shares (cost $8,013,565)        $  8,039,276      Dividend income                             $    335,496
                                                               Capital gains distributions                      255,094
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                590,590
                                                                                                         ---------------
Net assets                                   $  8,039,276  Expenses:
                                          ----------------
                                                               Administrative expense                             7,581
                                                               Mortality and expense risk                       131,160
                                                               Contract maintenance charge                        2,542
                                                                                                         ---------------

                                                                                                                141,283
                                                                                                         ---------------

                                                           Net investment income                                449,307

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     15,401
                                                           Change in net unrealized appreciation on
                                                                investments                                       7,777
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    472,485
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,194,859      $  9,061,004

Net increase in net assets resulting from operations                                          472,485           682,746

Capital shares transactions
   Net premiums                                                                               694,696           632,538
   Transfers of policy loans                                                                       64            (4,377)
   Transfers of surrenders                                                                 (1,010,099)       (1,038,863)
   Transfers of death benefits                                                                (80,781)          (48,362)
   Transfers of other terminations                                                           (431,545)         (717,189)
   Interfund and net transfers (to) from general account                                     (800,403)          627,362
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,628,068)         (548,891)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,155,583)          133,855
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,039,276      $  9,194,859
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     160,112 shares (cost $19,432,955)      $  20,589,498      Dividend income                             $    381,989
                                                               Capital gains distributions                      576,049
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                958,038
                                                                                                         ---------------
Net assets                                  $  20,589,498  Expenses:
                                          ----------------
                                                               Administrative expense                            17,899
                                                               Mortality and expense risk                       324,327
                                                               Contract maintenance charge                       11,118
                                                                                                         ---------------

                                                                                                                353,344
                                                                                                         ---------------

                                                           Net investment income                                604,694

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,472)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (449,952)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    114,270
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,749,932     $  24,814,080

Net increase in net assets resulting from operations                                          114,270         2,870,812
Capital shares transactions
   Net premiums                                                                             1,447,656         1,688,812
   Transfers of policy loans                                                                  (14,267)            1,703
   Transfers of surrenders                                                                 (2,122,352)       (2,152,382)
   Transfers of death benefits                                                               (350,972)         (277,891)
   Transfers of other terminations                                                           (767,003)         (676,571)
   Interfund and net transfers to general account                                          (2,467,766)       (1,518,631)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,274,704)       (2,934,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,160,434)          (64,148)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  20,589,498     $  24,749,932
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     753,865 shares (cost $18,929,104)      $  17,234,641      Dividend income                             $    168,407
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                168,407
                                                                                                         ---------------
Net assets                                  $  17,234,641  Expenses:
                                          ----------------
                                                               Administrative expense                            20,065
                                                               Mortality and expense risk                       259,096
                                                               Contract maintenance charge                       10,343
                                                                                                         ---------------

                                                                                                                289,504
                                                                                                         ---------------

                                                           Net investment loss                                 (121,097)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (290,650)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (374,035)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (785,782)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,075,700     $  20,217,408

Net (decrease) increase in net assets resulting from operations                              (785,782)        2,675,632

Capital shares transactions
   Net premiums                                                                               618,131           792,141
   Transfers of policy loans                                                                   (3,674)            2,806
   Transfers of surrenders                                                                 (1,301,197)       (1,926,940)
   Transfers of death benefits                                                                (68,144)         (149,508)
   Transfers of other terminations                                                           (558,230)         (617,155)
   Interfund and net transfers to general account                                            (742,163)         (918,684)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,055,277)       (2,817,340)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,841,059)         (141,708)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  17,234,641     $  20,075,700
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,557 shares (cost $884,831)           $    940,831      Dividend income                              $    16,349
                                                               Capital gains distributions                        2,003
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,352
                                                                                                         ---------------
Net assets                                   $    940,831  Expenses:
                                          ----------------
                                                               Administrative expense                             1,571
                                                               Mortality and expense risk                        14,007
                                                               Contract maintenance charge                        1,300
                                                                                                         ---------------

                                                                                                                 16,878
                                                                                                         ---------------

                                                           Net investment income                                  1,474

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     37,838
                                                           Change in net unrealized depreciation on
                                                                investments                                    (117,551)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (78,239)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,174,249      $  1,408,607

Net (decrease) increase in net assets resulting from operations                               (78,239)          143,215

Capital shares transactions
   Net premiums                                                                                33,420            27,935
   Transfers of policy loans                                                                     (673)             (638)
   Transfers of surrenders                                                                   (114,284)         (107,838)
   Transfers of death benefits                                                                 (1,273)           (7,513)
   Transfers of other terminations                                                            (56,411)          (39,126)
   Interfund and net transfers to general account                                             (15,958)         (250,393)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (155,179)         (377,573)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (233,418)         (234,358)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    940,831      $  1,174,249
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     237,002 shares (cost $3,329,574)        $  3,439,144      Dividend income                              $    56,089
                                                               Capital gains distributions                        9,749
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 65,838
                                                                                                         ---------------
Net assets                                   $  3,439,144  Expenses:
                                          ----------------
                                                               Administrative expense                             3,071
                                                               Mortality and expense risk                        51,429
                                                               Contract maintenance charge                        1,457
                                                                                                         ---------------

                                                                                                                 55,957
                                                                                                         ---------------

                                                           Net investment income                                  9,881

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     79,754
                                                           Change in net unrealized depreciation on
                                                                investments                                    (271,691)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (182,056)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,173,267      $  3,433,604

Net (decrease) increase in net assets resulting from operations                              (182,056)          566,654

Capital shares transactions
   Net premiums                                                                               506,486           517,395
   Transfers of policy loans                                                                      323            (1,887)
   Transfers of surrenders                                                                   (323,033)         (211,591)
   Transfers of death benefits                                                                (28,756)          (29,934)
   Transfers of other terminations                                                           (100,242)         (136,238)
   Interfund and net transfers (to) from general account                                     (606,845)           35,264
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (552,067)          173,009
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (734,123)          739,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,439,144      $  4,173,267
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     246,091 shares (cost $3,174,148)        $  3,074,009      Dividend income                              $    36,085
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,085
                                                                                                         ---------------
Net assets                                   $  3,074,009  Expenses:
                                          ----------------
                                                               Administrative expense                             2,715
                                                               Mortality and expense risk                        28,170
                                                               Contract maintenance charge                        2,619
                                                                                                         ---------------

                                                                                                                 33,504
                                                                                                         ---------------

                                                           Net investment income                                  2,581

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (49,147)
                                                           Change in net unrealized appreciation on
                                                                investments                                      45,754
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (812)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,325,706      $  2,616,283

Net (decrease) increase in net assets resulting from operations                                  (812)          277,798

Capital shares transactions
   Net premiums                                                                                93,424            53,981
   Transfers of policy loans                                                                     (278)              867
   Transfers of surrenders                                                                   (168,676)         (428,751)
   Transfers of death benefits                                                                (15,062)          (46,518)
   Transfers of other terminations                                                            (77,384)         (104,091)
   Interfund and net transfers from (to) general account                                      917,091           (43,863)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    749,115          (568,375)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       748,303          (290,577)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,074,009      $  2,325,706
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,768 shares (cost $1,778,162)        $  1,912,227      Dividend income                              $     2,380
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,380
                                                                                                         ---------------
Net assets                                   $  1,912,227  Expenses:
                                          ----------------
                                                               Administrative expense                             2,560
                                                               Mortality and expense risk                        27,179
                                                               Contract maintenance charge                        1,992
                                                                                                         ---------------

                                                                                                                 31,731
                                                                                                         ---------------

                                                           Net investment loss                                  (29,351)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    279,029
                                                           Change in net unrealized depreciation on
                                                                investments                                    (189,065)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    60,613
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,475,300      $  1,675,468

Net increase in net assets resulting from operations                                           60,613           293,382

Capital shares transactions
   Net premiums                                                                                54,351            96,338
   Transfers of policy loans                                                                       31               (56)
   Transfers of surrenders                                                                   (142,579)         (200,675)
   Transfers of death benefits                                                                      -           (10,761)
   Transfers of other terminations                                                            (69,375)          (50,932)
   Interfund and net transfers (to) from general account                                   (1,466,114)        1,672,536
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,623,686)        1,506,450
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,563,073)        1,799,832
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,912,227      $  3,475,300
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     89,570 shares (cost $838,581)           $    790,907      Dividend income                              $     6,486
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,486
                                                                                                         ---------------
Net assets                                   $    790,907  Expenses:
                                          ----------------
                                                               Administrative expense                               369
                                                               Mortality and expense risk                        17,280
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,649
                                                                                                         ---------------

                                                           Net investment loss                                  (11,163)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    230,831
                                                           Change in net unrealized depreciation on
                                                                investments                                    (224,702)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (5,034)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,786,365      $  1,505,118

Net (decrease) increase in net assets resulting from operations                                (5,034)          147,561

Capital shares transactions
   Net premiums                                                                                33,863            62,031
   Transfers of policy loans                                                                   (1,827)             (811)
   Transfers of surrenders                                                                    (33,808)          (75,290)
   Transfers of death benefits                                                                 (1,438)          (27,176)
   Transfers of other terminations                                                            (65,371)          (65,407)
   Interfund and net transfers (to) from general account                                   (1,921,843)        1,240,339
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,990,424)        1,133,686
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,995,458)        1,281,247
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    790,907      $  2,786,365
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     330,162 shares (cost $2,034,976)        $  2,149,355      Dividend income                              $    41,408
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 41,408
                                                                                                         ---------------
Net assets                                   $  2,149,355  Expenses:
                                          ----------------
                                                               Administrative expense                               880
                                                               Mortality and expense risk                        30,038
                                                               Contract maintenance charge                          429
                                                                                                         ---------------

                                                                                                                 31,347
                                                                                                         ---------------

                                                           Net investment income                                 10,061

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     20,582
                                                           Change in net unrealized appreciation on
                                                                investments                                      54,512
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    85,155
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,186,351      $  1,995,242

Net increase in net assets resulting from operations                                           85,155           202,476

Capital shares transactions
   Net premiums                                                                                76,456           242,475
   Transfers of policy loans                                                                       94                91
   Transfers of surrenders                                                                    (99,766)         (191,127)
   Transfers of death benefits                                                                (19,061)          (36,918)
   Transfers of other terminations                                                            (72,864)          (57,682)
   Interfund and net transfers (to) from general account                                       (7,010)           31,794
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (122,151)          (11,367)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (36,996)          191,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,149,355      $  2,186,351
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     198,059 shares (cost $2,585,774)        $  2,618,337      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  2,618,337  Expenses:
                                          ----------------
                                                               Administrative expense                             3,073
                                                               Mortality and expense risk                        43,420
                                                               Contract maintenance charge                        1,593
                                                                                                         ---------------

                                                                                                                 48,086
                                                                                                         ---------------

                                                           Net investment loss                                  (48,086)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    513,196
                                                           Change in net unrealized depreciation on
                                                                investments                                    (634,347)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (169,237)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,009,357      $  2,759,551

Net (decrease) increase in net assets resulting from operations                              (169,237)        1,434,775

Capital shares transactions
   Net premiums                                                                               161,315           295,279
   Transfers of policy loans                                                                       47                23
   Transfers of surrenders                                                                   (249,321)         (261,922)
   Transfers of death benefits                                                                   (811)          (73,882)
   Transfers of other terminations                                                           (159,939)         (149,245)
   Interfund and net transfers (to) from general account                                   (1,973,074)        1,004,778
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,221,783)          815,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,391,020)        2,249,806
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,618,337      $  5,009,357
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     900,104 shares (cost $7,123,521)        $  6,681,840      Dividend income                             $    108,065
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,065
                                                                                                         ---------------
Net assets                                   $  6,681,840  Expenses:
                                          ----------------
                                                               Administrative expense                             6,846
                                                               Mortality and expense risk                       115,832
                                                               Contract maintenance charge                        2,005
                                                                                                         ---------------

                                                                                                                124,683
                                                                                                         ---------------

                                                           Net investment loss                                  (16,618)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    585,926
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,591,796)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,022,488)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,593,411     $  10,987,454

Net (decrease) increase in net assets resulting from operations                            (1,022,488)        1,161,802

Capital shares transactions
   Net premiums                                                                               155,955           176,283
   Transfers of policy loans                                                                     (701)           (2,387)
   Transfers of surrenders                                                                   (898,044)       (1,078,728)
   Transfers of death benefits                                                               (130,476)         (104,403)
   Transfers of other terminations                                                           (362,492)         (404,473)
   Interfund and net transfers to general account                                            (653,325)       (1,142,137)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,889,083)       (2,555,845)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,911,571)       (1,394,043)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,681,840      $  9,593,411
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,788,664 shares (cost $10,218,274)    $  10,374,251      Dividend income                             $    213,675
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                213,675
                                                                                                         ---------------
Net assets                                  $  10,374,251  Expenses:
                                          ----------------
                                                               Administrative expense                             7,731
                                                               Mortality and expense risk                       161,992
                                                               Contract maintenance charge                        2,010
                                                                                                         ---------------

                                                                                                                171,733
                                                                                                         ---------------

                                                           Net investment income                                 41,942

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (499,553)
                                                           Change in net unrealized appreciation on
                                                                investments                                     364,570
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (93,041)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,210,338     $  13,211,320

Net (decrease) increase in net assets resulting from operations                               (93,041)        1,245,287

Capital shares transactions
   Net premiums                                                                               547,907           624,667
   Transfers of policy loans                                                                   (4,941)           (2,616)
   Transfers of surrenders                                                                 (1,064,810)       (1,345,936)
   Transfers of death benefits                                                               (161,565)         (182,946)
   Transfers of other terminations                                                           (435,145)         (461,398)
   Interfund and net transfers to general account                                            (624,492)         (878,040)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,743,046)       (2,246,269)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,836,087)       (1,000,982)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,374,251     $  12,210,338
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     248,095 shares (cost $1,575,833)        $  1,523,306      Dividend income                              $    18,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,547
                                                                                                         ---------------
Net assets                                   $  1,523,306  Expenses:
                                          ----------------
                                                               Administrative expense                             1,287
                                                               Mortality and expense risk                        20,654
                                                               Contract maintenance charge                          682
                                                                                                         ---------------

                                                                                                                 22,623
                                                                                                         ---------------

                                                           Net investment loss                                   (4,076)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,175)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,661)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,912)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,207,242      $    991,592

Net (decrease) increase in net assets resulting from operations                               (30,912)          131,592

Capital shares transactions
   Net premiums                                                                                52,194            49,177
   Transfers of policy loans                                                                   (1,271)            1,194
   Transfers of surrenders                                                                    (96,528)          (96,320)
   Transfers of death benefits                                                                (22,086)          (36,640)
   Transfers of other terminations                                                            (26,938)          (17,733)
   Interfund and net transfers from general account                                           441,605           184,380
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               346,976            84,058
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  316,064           215,650
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,523,306      $  1,207,242
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     958,899 shares (cost $10,941,603)      $  11,267,059      Dividend income                             $    541,058
                                                               Capital gains distributions                      237,369
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                778,427
                                                                                                         ---------------
Net assets                                  $  11,267,059  Expenses:
                                          ----------------
                                                               Administrative expense                             3,791
                                                               Mortality and expense risk                       181,754
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                185,545
                                                                                                         ---------------

                                                           Net investment income                                592,882

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    753,928
                                                           Change in net unrealized depreciation on
                                                                investments                                    (220,178)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  1,126,632
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,396,861      $  8,066,463

Net increase in net assets resulting from operations                                        1,126,632           311,571

Capital shares transactions
   Net premiums                                                                             1,835,641         1,182,796
   Transfers of policy loans                                                                   (5,973)           (3,772)
   Transfers of surrenders                                                                 (1,017,955)         (486,726)
   Transfers of death benefits                                                               (193,252)          (75,744)
   Transfers of other terminations                                                           (461,176)         (308,992)
   Interfund and net transfers from general account                                           586,281           711,265
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               743,566         1,018,827
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,870,198         1,330,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  11,267,059      $  9,396,861
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     161,764 shares (cost $1,495,745)        $  1,514,112      Dividend income                              $     6,969
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,969
                                                                                                         ---------------
Net assets                                   $  1,514,112  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                         8,676
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,940
                                                                                                         ---------------

                                                           Net investment loss                                   (1,971)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     15,960
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,203)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,214)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    440,167      $    320,721

Net (decrease) increase in net assets resulting from operations                                (1,214)           35,293

Capital shares transactions
   Net premiums                                                                                19,792            35,490
   Transfers of policy loans                                                                       98                 -
   Transfers of surrenders                                                                     (4,918)          (37,357)
   Transfers of death benefits                                                                 (1,133)          (10,000)
   Transfers of other terminations                                                             (7,614)           (3,881)
   Interfund and net transfers from general account                                         1,068,934            99,901
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,075,159            84,153
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,073,945           119,446
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,514,112      $    440,167
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,314 shares (cost $760,781)           $    787,233      Dividend income                              $     8,122
                                                               Capital gains distributions                       17,677
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,799
                                                                                                         ---------------
Net assets                                   $    787,233  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                        11,959
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,151
                                                                                                         ---------------

                                                           Net investment income                                 13,648

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     17,925
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,493)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,920)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    546,124      $    474,488

Net (decrease) increase in net assets resulting from operations                               (17,920)           73,518

Capital shares transactions
   Net premiums                                                                               137,776            25,895
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,273)          (40,382)
   Transfers of death benefits                                                                      -            (5,881)
   Transfers of other terminations                                                            (13,860)         (119,980)
   Interfund and net transfers from general account                                           160,386           138,466
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    259,029            (1,882)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  241,109            71,636
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,233      $    546,124
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,406 shares (cost $375,215)           $    368,838      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    368,838  Expenses:
                                          ----------------
                                                               Administrative expense                               159
                                                               Mortality and expense risk                        28,356
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 28,515
                                                                                                         ---------------

                                                           Net investment loss                                  (28,515)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (44,924)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (223,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (297,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,402,342      $  4,260,026

Net (decrease) increase in net assets resulting from operations                              (297,415)          259,239

Capital shares transactions
   Net premiums                                                                                24,926             6,956
   Transfers of policy loans                                                                       29                 -
   Transfers of surrenders                                                                   (108,659)          (30,065)
   Transfers of death benefits                                                                      -           (11,439)
   Transfers of other terminations                                                            (17,380)           (9,725)
   Interfund and net transfers to general account                                            (635,005)       (3,072,650)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (736,089)       (3,116,923)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,033,504)       (2,857,684)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    368,838      $  1,402,342
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,119 shares (cost $491,481)           $    602,812      Dividend income                              $     5,510
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  5,510
                                                                                                         ---------------
Net assets                                   $    602,812  Expenses:
                                          ----------------
                                                               Administrative expense                               928
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                          949
                                                                                                         ---------------

                                                                                                                 10,142
                                                                                                         ---------------

                                                           Net investment loss                                   (4,632)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,172
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,927)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,387)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    690,199      $    704,512

Net (decrease) increase in net assets resulting from operations                               (12,387)           86,671

Capital shares transactions
   Net premiums                                                                                 3,142            10,454
   Transfers of policy loans                                                                       88               256
   Transfers of surrenders                                                                    (58,125)          (80,801)
   Transfers of death benefits                                                                      -            (6,702)
   Transfers of other terminations                                                            (18,433)          (22,865)
   Interfund and net transfers to general account                                              (1,672)           (1,326)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (75,000)         (100,984)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (87,387)          (14,313)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    602,812      $    690,199
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     52,561 shares (cost $1,034,012)         $  1,287,890      Dividend income                              $     2,387
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,387
                                                                                                         ---------------
Net assets                                   $  1,287,890  Expenses:
                                          ----------------
                                                               Administrative expense                             2,122
                                                               Mortality and expense risk                        19,057
                                                               Contract maintenance charge                        2,152
                                                                                                         ---------------

                                                                                                                 23,331
                                                                                                         ---------------

                                                           Net investment loss                                  (20,944)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    134,099
                                                           Change in net unrealized depreciation on
                                                                investments                                    (143,054)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,899)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,606,866      $  1,736,135

Net (decrease) increase in net assets resulting from operations                               (29,899)          189,577

Capital shares transactions
   Net premiums                                                                                15,304            61,549
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (183,207)         (224,260)
   Transfers of death benefits                                                                (14,517)          (12,276)
   Transfers of other terminations                                                            (34,607)          (29,638)
   Interfund and net transfers to general account                                             (72,050)         (114,221)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (289,077)         (318,846)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (318,976)         (129,269)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,287,890      $  1,606,866
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,764 shares (cost $268,504)           $    286,314      Dividend income                              $     3,290
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,290
                                                                                                         ---------------
Net assets                                   $    286,314  Expenses:
                                          ----------------
                                                               Administrative expense                               428
                                                               Mortality and expense risk                         4,516
                                                               Contract maintenance charge                          344
                                                                                                         ---------------

                                                                                                                  5,288
                                                                                                         ---------------

                                                           Net investment loss                                   (1,998)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     14,809
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,151)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,340)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    417,969      $    484,098

Net (decrease) increase in net assets resulting from operations                               (15,340)           39,628

Capital shares transactions
   Net premiums                                                                                 2,181               464
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,729)          (92,795)
   Transfers of death benefits                                                                      -            (6,806)
   Transfers of other terminations                                                             (8,863)           (8,970)
   Interfund and net transfers (to) from general account                                      (51,904)            2,350
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (116,315)         (105,757)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (131,655)          (66,129)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    286,314      $    417,969
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     175,352 shares (cost $2,753,469)        $  2,477,406      Dividend income                               $        -
                                                               Capital gains distributions                      334,696
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                334,696
                                                                                                         ---------------
Net assets                                   $  2,477,406  Expenses:
                                          ----------------
                                                               Administrative expense                             3,988
                                                               Mortality and expense risk                        54,476
                                                               Contract maintenance charge                        1,771
                                                                                                         ---------------

                                                                                                                 60,235
                                                                                                         ---------------

                                                           Net investment income                                274,461

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    865,973
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,165,656)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (25,222)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,715,606      $  2,730,531

Net (decrease) increase in net assets resulting from operations                               (25,222)          913,517

Capital shares transactions
   Net premiums                                                                               246,341           129,565
   Transfers of policy loans                                                                      344                42
   Transfers of surrenders                                                                   (531,085)         (258,909)
   Transfers of death benefits                                                                (43,714)          (23,958)
   Transfers of other terminations                                                           (164,156)         (121,748)
   Interfund and net transfers (to) from general account                                   (1,720,708)        1,346,566
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,212,978)        1,071,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,238,200)        1,985,075
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,477,406      $  4,715,606
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,911 shares (cost $2,542,357)        $  2,323,787      Dividend income                              $    18,195
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,195
                                                                                                         ---------------
Net assets                                   $  2,323,787  Expenses:
                                          ----------------
                                                               Administrative expense                             3,135
                                                               Mortality and expense risk                        38,244
                                                               Contract maintenance charge                        1,840
                                                                                                         ---------------

                                                                                                                 43,219
                                                                                                         ---------------

                                                           Net investment loss                                  (25,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,884
                                                           Change in net unrealized depreciation on
                                                                investments                                    (332,696)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (208,836)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,717,230      $  4,188,450

Net (decrease) increase in net assets resulting from operations                              (208,836)          524,327

Capital shares transactions
   Net premiums                                                                                46,691           155,560
   Transfers of policy loans                                                                      188               176
   Transfers of surrenders                                                                   (776,899)         (683,737)
   Transfers of death benefits                                                                (21,839)          (15,531)
   Transfers of other terminations                                                           (170,360)         (204,058)
   Interfund and net transfers to general account                                            (262,388)         (247,957)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,184,607)         (995,547)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,393,443)         (471,220)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,323,787      $  3,717,230
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     366,902 shares (cost $5,881,348)        $  5,819,068      Dividend income                              $    12,994
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 12,994
                                                                                                         ---------------
Net assets                                   $  5,819,068  Expenses:
                                          ----------------
                                                               Administrative expense                             6,460
                                                               Mortality and expense risk                        94,148
                                                               Contract maintenance charge                        2,284
                                                                                                         ---------------

                                                                                                                102,892
                                                                                                         ---------------

                                                           Net investment loss                                  (89,898)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,929)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (207,577)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (323,404)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,642,550      $  8,803,053

Net (decrease) increase in net assets resulting from operations                              (323,404)        1,580,462

Capital shares transactions
   Net premiums                                                                               289,682           209,587
   Transfers of policy loans                                                                    1,000               (55)
   Transfers of surrenders                                                                 (1,191,642)       (1,273,113)
   Transfers of death benefits                                                                (69,180)         (125,994)
   Transfers of other terminations                                                           (350,554)         (303,964)
   Interfund and net transfers to general account                                            (179,384)       (1,247,426)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,500,078)       (2,740,965)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,823,482)       (1,160,503)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,819,068      $  7,642,550
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,500,622 shares (cost $10,490,230)    $  10,954,539      Dividend income                             $    121,856
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                121,856
                                                                                                         ---------------
Net assets                                  $  10,954,539  Expenses:
                                          ----------------
                                                               Administrative expense                             6,121
                                                               Mortality and expense risk                       190,312
                                                               Contract maintenance charge                          646
                                                                                                         ---------------

                                                                                                                197,079
                                                                                                         ---------------

                                                           Net investment loss                                  (75,223)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    333,159
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,553,351)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,295,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,585,327     $  14,038,945

Net (decrease) increase in net assets resulting from operations                            (2,295,415)        2,306,603

Capital shares transactions
   Net premiums                                                                               930,824         1,432,144
   Transfers of policy loans                                                                  (16,663)           (3,315)
   Transfers of surrenders                                                                 (1,023,527)         (928,440)
   Transfers of death benefits                                                               (245,448)         (207,725)
   Transfers of other terminations                                                           (488,076)         (417,068)
   Interfund and net transfers to general account                                            (492,483)       (1,635,817)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,335,373)       (1,760,221)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,630,788)          546,382
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,954,539     $  14,585,327
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account C
Alger Fund Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     205,243 shares (cost $7,971,699)        $  8,850,097      Dividend income                             $    106,132
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                106,132
                                                                                                         ---------------
Net assets                                   $  8,850,097  Expenses:
                                          ----------------
                                                               Administrative expense                             5,918
                                                               Mortality and expense risk                       150,521
                                                               Contract maintenance charge                          770
                                                                                                         ---------------

                                                                                                                157,209
                                                                                                         ---------------

                                                           Net investment loss                                  (51,077)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    305,308
                                                           Change in net unrealized depreciation on
                                                                investments                                    (378,472)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (124,241)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,007,716     $  12,048,320

Net (decrease) increase in net assets resulting from operations                              (124,241)        1,127,642

Capital shares transactions
   Net premiums                                                                               648,548           971,626
   Transfers of policy loans                                                                   (8,752)           (3,085)
   Transfers of surrenders                                                                   (861,059)         (871,793)
   Transfers of death benefits                                                               (207,949)         (186,613)
   Transfers of other terminations                                                           (360,114)         (355,925)
   Interfund and net transfers to general account                                          (1,244,052)       (1,722,456)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,033,378)       (2,168,246)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,157,619)       (1,040,604)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,850,097     $  11,007,716
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account C
Alger Fund Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     580,895 shares (cost $7,155,574)        $  6,773,234      Dividend income                              $    27,072
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 27,072
                                                                                                         ---------------
Net assets                                   $  6,773,234  Expenses:
                                          ----------------
                                                               Administrative expense                             5,987
                                                               Mortality and expense risk                       109,086
                                                               Contract maintenance charge                        1,214
                                                                                                         ---------------

                                                                                                                116,287
                                                                                                         ---------------

                                                           Net investment loss                                  (89,215)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    106,458
                                                           Change in net unrealized depreciation on
                                                                investments                                    (859,485)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (842,242)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,449,633      $  6,861,016

Net (decrease) increase in net assets resulting from operations                              (842,242)        1,018,618

Capital shares transactions
   Net premiums                                                                               658,160           570,039
   Transfers of policy loans                                                                   (5,799)           (2,901)
   Transfers of surrenders                                                                   (600,042)         (708,591)
   Transfers of death benefits                                                                (80,201)          (94,632)
   Transfers of other terminations                                                           (280,475)         (219,124)
   Interfund and net transfers from general account                                           474,200            25,208
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    165,843          (430,001)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (676,399)          588,617
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,773,234      $  7,449,633
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     67,451 shares (cost $3,245,515)         $  3,504,103      Dividend income                              $     3,880
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,880
                                                                                                         ---------------
Net assets                                   $  3,504,103  Expenses:
                                          ----------------
                                                               Administrative expense                             3,891
                                                               Mortality and expense risk                        50,638
                                                               Contract maintenance charge                        1,795
                                                                                                         ---------------

                                                                                                                 56,324
                                                                                                         ---------------

                                                           Net investment loss                                  (52,444)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    120,618
                                                           Change in net unrealized depreciation on
                                                                investments                                    (134,947)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,773)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,841,059      $  4,441,117

Net (decrease) increase in net assets resulting from operations                               (66,773)          283,039

Capital shares transactions
   Net premiums                                                                               124,257           127,303
   Transfers of policy loans                                                                       94                89
   Transfers of surrenders                                                                   (333,576)         (362,286)
   Transfers of death benefits                                                                   (882)          (21,188)
   Transfers of other terminations                                                           (146,613)         (200,721)
   Interfund and net transfers from (to) general account                                       86,537          (426,294)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (270,183)         (883,097)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (336,956)         (600,058)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,504,103      $  3,841,059
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account C
Alger Fund Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,788 shares (cost $1,286,179)         $  1,482,858      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,482,858  Expenses:
                                          ----------------
                                                               Administrative expense                             1,981
                                                               Mortality and expense risk                        21,934
                                                               Contract maintenance charge                          704
                                                                                                         ---------------

                                                                                                                 24,619
                                                                                                         ---------------

                                                           Net investment loss                                  (24,619)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     66,982
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,353)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (69,990)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,815,718      $  1,868,807

Net (decrease) increase in net assets resulting from operations                               (69,990)          376,024

Capital shares transactions
   Net premiums                                                                                11,756            12,167
   Transfers of policy loans                                                                      361            (1,919)
   Transfers of surrenders                                                                   (124,225)         (229,887)
   Transfers of death benefits                                                                (14,945)             (629)
   Transfers of other terminations                                                            (77,408)          (63,199)
   Interfund and net transfers to general account                                             (58,409)         (145,646)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (262,870)         (429,113)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (332,860)          (53,089)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,482,858      $  1,815,718
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,868 shares (cost $792,531)           $    723,996      Dividend income                               $        -
                                                               Capital gains distributions                       44,890
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 44,890
                                                                                                         ---------------
Net assets                                   $    723,996  Expenses:
                                          ----------------
                                                               Administrative expense                               525
                                                               Mortality and expense risk                        21,085
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 21,610
                                                                                                         ---------------

                                                           Net investment income                                 23,280

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    332,287
                                                           Change in net unrealized depreciation on
                                                                investments                                    (359,434)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,867)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,463,160      $    509,286

Net (decrease) increase in net assets resulting from operations                                (3,867)          348,206

Capital shares transactions
   Net premiums                                                                               115,881            65,134
   Transfers of policy loans                                                                      200              (510)
   Transfers of surrenders                                                                   (155,220)         (142,786)
   Transfers of death benefits                                                                      -            (2,787)
   Transfers of other terminations                                                            (49,964)          (52,241)
   Interfund and net transfers (to) from general account                                   (2,646,194)        2,738,858
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,735,297)        2,605,668
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,739,164)        2,953,874
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    723,996      $  3,463,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,125 shares (cost $749,998)           $    727,798      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    727,798  Expenses:
                                          ----------------
                                                               Administrative expense                               140
                                                               Mortality and expense risk                        12,218
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,358
                                                                                                         ---------------

                                                           Net investment loss                                  (12,358)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,406)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (87,558)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (225,322)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    672,384      $    602,724

Net (decrease) increase in net assets resulting from operations                              (225,322)           86,954

Capital shares transactions
   Net premiums                                                                                 1,707            73,975
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (78,280)         (104,439)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,807)          (26,652)
   Interfund and net transfers from general account                                           376,116            39,822
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    280,736           (17,294)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   55,414            69,660
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    727,798      $    672,384
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     59,955 shares (cost $990,979)           $    908,911      Dividend income                              $     2,104
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,104
                                                                                                         ---------------
Net assets                                   $    908,911  Expenses:
                                          ----------------
                                                               Administrative expense                               862
                                                               Mortality and expense risk                        16,772
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,634
                                                                                                         ---------------

                                                           Net investment loss                                  (15,530)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    140,164
                                                           Change in net unrealized depreciation on
                                                                investments                                    (244,083)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (119,449)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,013,253      $    882,841

Net (decrease) increase in net assets resulting from operations                              (119,449)          156,688

Capital shares transactions
   Net premiums                                                                                18,024            30,055
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (518,497)         (153,110)
   Transfers of death benefits                                                                (14,031)           (8,221)
   Transfers of other terminations                                                           (169,707)         (110,619)
   Interfund and net transfers from general account                                           699,318           215,619
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     15,107           (26,276)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (104,342)          130,412
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    908,911      $  1,013,253
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     86,183 shares (cost $1,270,807)         $  1,442,706      Dividend income                              $    45,006
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 45,006
                                                                                                         ---------------
Net assets                                   $  1,442,706  Expenses:
                                          ----------------
                                                               Administrative expense                               544
                                                               Mortality and expense risk                        18,737
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,281
                                                                                                         ---------------

                                                           Net investment income                                 25,725

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (98,878)
                                                           Change in net unrealized appreciation on
                                                                investments                                     257,544
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    184,391
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,267,500      $  1,224,229

Net increase in net assets resulting from operations                                          184,391            60,131

Capital shares transactions
   Net premiums                                                                               141,580           125,492
   Transfers of policy loans                                                                      192                 -
   Transfers of surrenders                                                                   (213,093)          (87,803)
   Transfers of death benefits                                                                (10,296)          (13,327)
   Transfers of other terminations                                                            (39,165)          (46,365)
   Interfund and net transfers from general account                                           111,597             5,143
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (9,185)          (16,860)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  175,206            43,271
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,442,706      $  1,267,500
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Dividend Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     49,259 shares (cost $679,401)           $    691,602      Dividend income                              $     1,723
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,723
                                                                                                         ---------------
Net assets                                   $    691,602  Expenses:
                                          ----------------
                                                               Administrative expense                               717
                                                               Mortality and expense risk                        11,069
                                                               Contract maintenance charge                          135
                                                                                                         ---------------

                                                                                                                 11,921
                                                                                                         ---------------

                                                           Net investment loss                                  (10,198)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     61,540
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,550)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,208)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,180,439      $  1,374,884

Net (decrease) increase in net assets resulting from operations                               (29,208)          118,582

Capital shares transactions
   Net premiums                                                                                33,689            31,612
   Transfers of policy loans                                                                        -                (3)
   Transfers of surrenders                                                                   (160,722)         (211,187)
   Transfers of death benefits                                                                   (189)           (1,571)
   Transfers of other terminations                                                            (75,269)          (88,909)
   Interfund and net transfers to general account                                            (257,138)          (42,969)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (459,629)         (313,027)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (488,837)         (194,445)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    691,602      $  1,180,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,416 shares (cost $854,584)           $    893,103      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    893,103  Expenses:
                                          ----------------
                                                               Administrative expense                               792
                                                               Mortality and expense risk                        13,104
                                                               Contract maintenance charge                          118
                                                                                                         ---------------

                                                                                                                 14,014
                                                                                                         ---------------

                                                           Net investment loss                                  (14,014)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    114,106
                                                           Change in net unrealized depreciation on
                                                                investments                                     (43,751)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    56,341
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,354,409      $  1,581,165

Net increase in net assets resulting from operations                                           56,341            42,742

Capital shares transactions
   Net premiums                                                                                50,640            34,215
   Transfers of policy loans                                                                      725            (2,982)
   Transfers of surrenders                                                                   (175,945)         (365,342)
   Transfers of death benefits                                                                 (9,103)          (16,466)
   Transfers of other terminations                                                            (61,520)         (130,825)
   Interfund and net transfers (to) from general account                                     (322,444)          211,902
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (517,647)         (269,498)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (461,306)         (226,756)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    893,103      $  1,354,409
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,441 shares (cost $74,918)             $    81,720      Dividend income                               $      552
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    552
                                                                                                         ---------------
Net assets                                    $    81,720  Expenses:
                                          ----------------
                                                               Administrative expense                                57
                                                               Mortality and expense risk                         2,605
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,662
                                                                                                         ---------------

                                                           Net investment loss                                   (2,110)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      4,823
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,207)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,494)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    143,020      $    169,843

Net (decrease) increase in net assets resulting from operations                                (3,494)            1,544

Capital shares transactions
   Net premiums                                                                                     -             6,200
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,356)           (3,750)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,948)           (4,489)
   Interfund and net transfers to general account                                             (53,502)          (26,328)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (57,806)          (28,367)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (61,300)          (26,823)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    81,720      $    143,020
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,128 shares (cost $285,960)           $    262,657      Dividend income                              $    11,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 11,547
                                                                                                         ---------------
Net assets                                   $    262,657  Expenses:
                                          ----------------
                                                               Administrative expense                               205
                                                               Mortality and expense risk                        10,475
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,680
                                                                                                         ---------------

                                                           Net investment income                                    867

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     33,989
                                                           Change in net unrealized depreciation on
                                                                investments                                     (57,775)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (22,919)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    547,641      $    433,573

Net (decrease) increase in net assets resulting from operations                               (22,919)           55,220

Capital shares transactions
   Net premiums                                                                                14,602             6,825
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,262)           (1,190)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,704)           (4,105)
   Interfund and net transfers to (from) general account                                     (243,701)           57,318
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (262,065)           58,848
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (284,984)          114,068
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    262,657      $    547,641
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,279 shares (cost $255,545)            $    242,008      Dividend income                              $     4,269
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,269
                                                                                                         ---------------
Net assets                                   $    242,008  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         8,092
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,143
                                                                                                         ---------------

                                                           Net investment loss                                   (3,874)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     10,399
                                                           Change in net unrealized depreciation on
                                                                investments                                     (37,338)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,813)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    328,439      $    460,795

Net (decrease) increase in net assets resulting from operations                               (30,813)           19,009

Capital shares transactions
   Net premiums                                                                                 2,028             5,979
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,014)          (35,270)
   Transfers of death benefits                                                                      -           (23,448)
   Transfers of other terminations                                                             (6,176)           (4,432)
   Interfund and net transfers to general account                                             (48,456)          (94,194)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (55,618)         (151,365)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (86,431)         (132,356)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    242,008      $    328,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     71,719 shares (cost $826,977)           $    822,620      Dividend income                               $      152
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    152
                                                                                                         ---------------
Net assets                                   $    822,620  Expenses:
                                          ----------------
                                                               Administrative expense                                70
                                                               Mortality and expense risk                         6,671
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,741
                                                                                                         ---------------

                                                           Net investment loss                                   (6,589)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     22,876
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,782)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,495)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    145,614      $    175,170

Net (decrease) increase in net assets resulting from operations                                (1,495)           21,340

Capital shares transactions
   Net premiums                                                                                   409               314
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (5)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,157)           (1,268)
   Interfund and net transfers from (to) general account                                      694,254           (49,942)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    678,501           (50,896)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       677,006           (29,556)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    822,620      $    145,614
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     595,591 shares (cost $6,882,374)        $  6,974,366      Dividend income                             $    288,466
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                288,466
                                                                                                         ---------------
Net assets                                   $  6,974,366  Expenses:
                                          ----------------
                                                               Administrative expense                             2,205
                                                               Mortality and expense risk                       104,829
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                107,034
                                                                                                         ---------------

                                                           Net investment income                                181,432

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    237,287
                                                           Change in net unrealized depreciation on
                                                                investments                                     (67,745)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    350,974
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,229,931      $  5,314,582

Net increase in net assets resulting from operations                                          350,974           399,147

Capital shares transactions
   Net premiums                                                                               680,433           566,079
   Transfers of policy loans                                                                      169            (2,921)
   Transfers of surrenders                                                                   (637,835)         (404,606)
   Transfers of death benefits                                                                (81,423)          (67,398)
   Transfers of other terminations                                                           (272,237)         (183,807)
   Interfund and net transfers from (to) general account                                    1,704,354          (391,145)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,393,461          (483,798)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,744,435           (84,651)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,974,366      $  5,229,931
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     177,875 shares (cost $2,574,240)        $  2,529,380      Dividend income                              $     3,811
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,811
                                                                                                         ---------------
Net assets                                   $  2,529,380  Expenses:
                                          ----------------
                                                               Administrative expense                             1,163
                                                               Mortality and expense risk                        42,982
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 44,145
                                                                                                         ---------------

                                                           Net investment loss                                  (40,334)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    387,656
                                                           Change in net unrealized depreciation on
                                                                investments                                    (485,681)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (138,359)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,338,674      $    843,217

Net (decrease) increase in net assets resulting from operations                              (138,359)          480,992

Capital shares transactions
   Net premiums                                                                               419,288           347,292
   Transfers of policy loans                                                                   (4,732)             (521)
   Transfers of surrenders                                                                   (219,254)          (90,044)
   Transfers of death benefits                                                                (14,562)             (691)
   Transfers of other terminations                                                           (111,727)          (56,410)
   Interfund and net transfers (to) from general account                                   (1,739,948)        2,814,839
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,670,935)        3,014,465
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,809,294)        3,495,457
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,529,380      $  4,338,674
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,313 shares (cost $172,374)            $    167,330      Dividend income                               $      115
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    115
                                                                                                         ---------------
Net assets                                   $    167,330  Expenses:
                                          ----------------
                                                               Administrative expense                               166
                                                               Mortality and expense risk                         4,604
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,770
                                                                                                         ---------------

                                                           Net investment loss                                   (4,655)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,758
                                                           Change in net unrealized depreciation on
                                                                investments                                     (47,807)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    380,071      $    204,652

Net (decrease) increase in net assets resulting from operations                               (35,704)           66,121

Capital shares transactions
   Net premiums                                                                                 1,728               328
   Transfers of policy loans                                                                      291                 -
   Transfers of surrenders                                                                    (75,750)          (71,785)
   Transfers of death benefits                                                                      -           (20,621)
   Transfers of other terminations                                                             (1,792)          (14,633)
   Interfund and net transfers (to) from general account                                     (101,514)          216,009
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (177,037)          109,298
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (212,741)          175,419
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    167,330      $    380,071
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     19,643 shares (cost $380,309)           $    379,509      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    379,509  Expenses:
                                          ----------------
                                                               Administrative expense                               274
                                                               Mortality and expense risk                        10,903
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,177
                                                                                                         ---------------

                                                           Net investment loss                                  (11,177)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (303,081)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (16,856)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (331,114)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    352,827      $    262,149

Net (decrease) increase in net assets resulting from operations                              (331,114)           91,570

Capital shares transactions
   Net premiums                                                                                95,699            10,844
   Transfers of policy loans                                                                       49                 -
   Transfers of surrenders                                                                   (158,749)          (34,367)
   Transfers of death benefits                                                                      -           (24,305)
   Transfers of other terminations                                                            (26,753)          (14,523)
   Interfund and net transfers from general account                                           447,550            61,459
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    357,796              (892)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   26,682            90,678
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    379,509      $    352,827
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,072,590 shares (cost $1,072,590)      $  1,072,590      Dividend income                               $       34
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     34
                                                                                                         ---------------
Net assets                                   $  1,072,590  Expenses:
                                          ----------------
                                                               Administrative expense                               184
                                                               Mortality and expense risk                        17,425
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,609
                                                                                                         ---------------

                                                           Net investment loss                                  (17,575)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,575)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,483,157      $    791,751

Net decrease in net assets resulting from operations                                          (17,575)          (22,335)

Capital shares transactions
   Net premiums                                                                             1,321,782         6,560,355
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (103,208)          (40,199)
   Transfers of death benefits                                                                   (694)          (55,725)
   Transfers of other terminations                                                            (22,982)          (64,136)
   Interfund and net transfers to general account                                          (1,587,890)       (5,686,554)
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (392,992)          713,741
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (410,567)          691,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,072,590      $  1,483,157
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,776 shares (cost $799,578)           $    728,375      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    728,375  Expenses:
                                          ----------------
                                                               Administrative expense                               605
                                                               Mortality and expense risk                        16,161
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,766
                                                                                                         ---------------

                                                           Net investment loss                                  (16,766)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (303,438)
                                                           Change in net unrealized appreciation on
                                                                investments                                     121,927
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (198,277)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,128,682      $    973,618

Net decrease in net assets resulting from operations                                         (198,277)         (287,494)

Capital shares transactions
   Net premiums                                                                                69,452           141,649
   Transfers of policy loans                                                                        -                (2)
   Transfers of surrenders                                                                   (255,549)         (142,441)
   Transfers of death benefits                                                                 (1,782)             (647)
   Transfers of other terminations                                                            (90,659)          (86,348)
   Interfund and net transfers from general account                                            76,508           530,347
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (202,030)          442,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (400,307)          155,064
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    728,375      $  1,128,682
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     131,752 shares (cost $1,593,896)        $  1,399,209      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,399,209  Expenses:
                                          ----------------
                                                               Administrative expense                               474
                                                               Mortality and expense risk                        12,374
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,848
                                                                                                         ---------------

                                                           Net investment loss                                  (12,848)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (217,731)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (137,860)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (368,439)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    256,003      $    350,956

Net decrease in net assets resulting from operations                                         (368,439)         (241,470)

Capital shares transactions
   Net premiums                                                                                 2,257            37,405
   Transfers of policy loans                                                                        -                (1)
   Transfers of surrenders                                                                    (53,844)          (62,291)
   Transfers of death benefits                                                                      -              (488)
   Transfers of other terminations                                                            (16,158)          (28,437)
   Interfund and net transfers from general account                                         1,579,390           200,329
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,511,645           146,517
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,143,206           (94,953)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,399,209      $    256,003
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,768 shares (cost $411,946)           $    303,067      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    303,067  Expenses:
                                          ----------------
                                                               Administrative expense                               404
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,925
                                                                                                         ---------------

                                                           Net investment loss                                   (8,925)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (58,943)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (124,349)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (192,217)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,133,085      $    206,205

Net decrease in net assets resulting from operations                                         (192,217)           (8,716)

Capital shares transactions
   Net premiums                                                                                 8,890            10,957
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (249,263)          (62,857)
   Transfers of death benefits                                                                 (1,395)                -
   Transfers of other terminations                                                            (81,723)          (32,817)
   Interfund and net transfers (to) from general account                                     (314,310)        1,020,313
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (637,801)          935,596
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (830,018)          926,880
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    303,067      $  1,133,085
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Long Short Momentum Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     25,098 shares (cost $287,130)           $    300,170      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    300,170  Expenses:
                                          ----------------
                                                               Administrative expense                               178
                                                               Mortality and expense risk                         4,961
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,139
                                                                                                         ---------------

                                                           Net investment loss                                   (5,139)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     31,060
                                                           Change in net unrealized depreciation on
                                                                investments                                     (46,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,898)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    416,928      $    508,417

Net (decrease) increase in net assets resulting from operations                               (20,898)           48,911

Capital shares transactions
   Net premiums                                                                                 1,444             3,811
   Transfers of policy loans                                                                      188               132
   Transfers of surrenders                                                                    (57,795)          (78,045)
   Transfers of death benefits                                                                (16,384)             (725)
   Transfers of other terminations                                                            (16,322)          (76,985)
   Interfund and net transfers (to) from general account                                       (6,991)           11,412
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (95,860)         (140,400)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (116,758)          (91,489)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    300,170      $    416,928
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,402 shares (cost $900,571)           $  1,013,649      Dividend income                              $    49,111
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 49,111
                                                                                                         ---------------
Net assets                                   $  1,013,649  Expenses:
                                          ----------------
                                                               Administrative expense                               333
                                                               Mortality and expense risk                        38,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 38,913
                                                                                                         ---------------

                                                           Net investment income                                 10,198

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                  2,188,770
                                                           Change in net unrealized appreciation on
                                                                investments                                     144,491
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  2,343,459
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    260,269       $    80,187

Net increase (decrease) in net assets resulting from operations                             2,343,459          (283,947)

Capital shares transactions
   Net premiums                                                                                90,443           282,597
   Transfers of policy loans                                                                       47                 -
   Transfers of surrenders                                                                    (52,700)          (78,171)
   Transfers of death benefits                                                                      -           (10,886)
   Transfers of other terminations                                                            (60,868)         (106,915)
   Interfund and net transfers (to) from general account                                   (1,567,001)          377,404
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,590,079)          464,029
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  753,380           180,082
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,013,649      $    260,269
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     93 shares (cost $1,759)                  $     1,918      Dividend income                               $        -
                                                               Capital gains distributions                          302
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    302
                                                                                                         ---------------
Net assets                                    $     1,918  Expenses:
                                          ----------------
                                                               Administrative expense                                 2
                                                               Mortality and expense risk                            44
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     46
                                                                                                         ---------------

                                                           Net investment income                                    256

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         13
                                                           Change in net unrealized depreciation on
                                                                investments                                        (326)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                       $      (57)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,975       $     1,477

Net (decrease) increase in net assets resulting from operations                                   (57)              499

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                (1)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -                (1)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                           (57)              498
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,918       $     1,975
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     63 shares (cost $3,882)                  $     6,783      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     6,783  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                           180
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    180
                                                                                                         ---------------

                                                           Net investment loss                                     (180)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        308
                                                           Change in net unrealized depreciation on
                                                                investments                                        (545)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (417)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     7,651       $     6,580

Net (decrease) increase in net assets resulting from operations                                  (417)            1,439

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (451)             (368)
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                  (451)             (368)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                          (868)            1,071
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     6,783       $     7,651
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     139 shares (cost $2,358)                 $     1,398      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     1,398  Expenses:
                                          ----------------
                                                               Administrative expense                                 1
                                                               Mortality and expense risk                            36
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     37
                                                                                                         ---------------

                                                           Net investment loss                                      (37)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                       (16)
                                                           Change in net unrealized depreciation on
                                                                investments                                        (508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (561)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,959       $     2,877

Net decrease in net assets resulting from operations                                             (561)             (918)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                     -                 -
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (561)             (918)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,398       $     1,959
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account C
ProFunds VP Access VP High Yield Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     62,890 shares (cost $1,647,959)         $  1,654,648      Dividend income                              $    17,539
                                                               Capital gains distributions                       52,346
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 69,885
                                                                                                         ---------------
Net assets                                   $  1,654,648  Expenses:
                                          ----------------
                                                               Administrative expense                               299
                                                               Mortality and expense risk                        35,456
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,755
                                                                                                         ---------------

                                                           Net investment income                                 34,130

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (84,026)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,112)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (85,008)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,797,968      $  2,338,651

Net (decrease) increase in net assets resulting from operations                               (85,008)          123,945

Capital shares transactions
   Net premiums                                                                                 1,060                 2
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (43,218)          (76,241)
   Transfers of death benefits                                                                      -            (9,758)
   Transfers of other terminations                                                            (54,572)          (35,808)
   Interfund and net transfers from (to) general account                                       38,418          (542,823)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (58,312)         (664,628)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (143,320)         (540,683)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,654,648      $  1,797,968
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,425 shares (cost $582,996)           $    482,019      Dividend income                               $      218
                                                               Capital gains distributions                       36,711
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,929
                                                                                                         ---------------
Net assets                                   $    482,019  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                        20,541
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,692
                                                                                                         ---------------

                                                           Net investment income                                 16,237

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,177)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (131,079)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (240,019)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,755,102      $  3,857,475

Net decrease in net assets resulting from operations                                         (240,019)         (121,644)

Capital shares transactions
   Net premiums                                                                                 2,008            13,924
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,808)          (15,246)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,996)          (16,711)
   Interfund and net transfers to general account                                          (1,008,268)       (1,962,696)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,033,064)       (1,980,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,273,083)       (2,102,373)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    482,019      $  1,755,102
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,773 shares (cost $22,678)              $    16,505      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    16,505  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                         4,997
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,148
                                                                                                         ---------------

                                                           Net investment loss                                   (5,148)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (14,211)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (26,788)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (46,147)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,287       $    56,946

Net (decrease) increase in net assets resulting from operations                               (46,147)          200,232

Capital shares transactions
   Net premiums                                                                                 3,268            15,512
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,915)           (8,128)
   Transfers of death benefits                                                                      -            (1,975)
   Transfers of other terminations                                                            (20,300)           (7,948)
   Interfund and net transfers (to) from general account                                     (253,688)           85,648
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (277,635)           83,109
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (323,782)          283,341
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    16,505      $    340,287
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,737 shares (cost $187,351)            $    163,287      Dividend income                              $     1,444
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,444
                                                                                                         ---------------
Net assets                                   $    163,287  Expenses:
                                          ----------------
                                                               Administrative expense                               230
                                                               Mortality and expense risk                        13,828
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 14,058
                                                                                                         ---------------

                                                           Net investment loss                                  (12,614)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     99,924
                                                           Change in net unrealized depreciation on
                                                                investments                                    (191,626)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (104,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,831      $  1,992,679

Net (decrease) increase in net assets resulting from operations                              (104,316)          107,216

Capital shares transactions
   Net premiums                                                                                25,400            32,933
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (15,468)          (76,428)
   Transfers of death benefits                                                                      -            (1,854)
   Transfers of other terminations                                                            (20,486)          (22,498)
   Interfund and net transfers to general account                                          (1,126,674)         (627,217)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,137,228)         (695,064)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,241,544)         (587,848)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,287      $  1,404,831
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,440 shares (cost $865,040)           $    787,691      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    787,691  Expenses:
                                          ----------------
                                                               Administrative expense                               470
                                                               Mortality and expense risk                        18,361
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,831
                                                                                                         ---------------

                                                           Net investment loss                                  (18,831)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (239,770)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (73,586)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (332,187)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    395,869      $  1,124,150

Net decrease in net assets resulting from operations                                         (332,187)         (731,800)

Capital shares transactions
   Net premiums                                                                                   504             5,223
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,943)          (40,001)
   Transfers of death benefits                                                                 (1,903)                -
   Transfers of other terminations                                                            (24,511)          (54,172)
   Interfund and net transfers from general account                                           789,862            92,469
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               724,009             3,519
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       391,822          (728,281)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,691      $    395,869
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,965 shares (cost $96,788)              $    96,619      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    96,619  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         6,889
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,939
                                                                                                         ---------------

                                                           Net investment loss                                   (6,939)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (28,806)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,924)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (39,669)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    134,319      $    156,845

Net (decrease) increase in net assets resulting from operations                               (39,669)           29,185

Capital shares transactions
   Net premiums                                                                                   472            21,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,450)           (6,253)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,809)           (3,520)
   Interfund and net transfers from (to) general account                                       11,756           (62,938)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      1,969           (51,711)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (37,700)          (22,526)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    96,619      $    134,319
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     98,311 shares (cost $2,532,246)         $  2,548,212      Dividend income                               $        -
                                                               Capital gains distributions                        8,061
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,061
                                                                                                         ---------------
Net assets                                   $  2,548,212  Expenses:
                                          ----------------
                                                               Administrative expense                               420
                                                               Mortality and expense risk                        34,034
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,454
                                                                                                         ---------------

                                                           Net investment loss                                  (26,393)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (188,464)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,473)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (218,330)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,128,414      $  4,146,270

Net (decrease) increase in net assets resulting from operations                              (218,330)          454,390

Capital shares transactions
   Net premiums                                                                                 2,614               303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (110,557)         (138,357)
   Transfers of death benefits                                                                (53,416)             (204)
   Transfers of other terminations                                                            (43,524)          (76,249)
   Interfund and net transfers from (to) general account                                      843,011        (2,257,739)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    638,128        (2,472,246)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       419,798        (2,017,856)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,548,212      $  2,128,414
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,631 shares (cost $778,503)           $    826,481      Dividend income                              $    15,239
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 15,239
                                                                                                         ---------------
Net assets                                   $    826,481  Expenses:
                                          ----------------
                                                               Administrative expense                               214
                                                               Mortality and expense risk                        30,742
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 30,956
                                                                                                         ---------------

                                                           Net investment loss                                  (15,717)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     65,298
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,120)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    19,461
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,982,574       $    65,359

Net increase in net assets resulting from operations                                           19,461           131,223

Capital shares transactions
   Net premiums                                                                                 1,557                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,404)          (13,188)
   Transfers of death benefits                                                                 (3,702)           (3,001)
   Transfers of other terminations                                                            (37,017)          (12,082)
   Interfund and net transfers (to) from general account                                   (1,112,988)        1,814,263
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,175,554)        1,785,992
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,156,093)        1,917,215
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    826,481      $  1,982,574
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,132 shares (cost $338,517)           $    342,150      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    342,150  Expenses:
                                          ----------------
                                                               Administrative expense                               177
                                                               Mortality and expense risk                         9,149
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,326
                                                                                                         ---------------

                                                           Net investment loss                                   (9,326)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     55,075
                                                           Change in net unrealized depreciation on
                                                                investments                                     (81,428)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,679)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,091,045      $    145,921

Net (decrease) increase in net assets resulting from operations                               (35,679)          121,300

Capital shares transactions
   Net premiums                                                                                   919               349
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,253)          (15,305)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (10,214)          (11,617)
   Interfund and net transfers (to) from general account                                     (695,668)          850,397
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (713,216)          823,824
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (748,895)          945,124
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    342,150      $  1,091,045
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     26,985 shares (cost $732,503)           $    750,451      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    750,451  Expenses:
                                          ----------------
                                                               Administrative expense                                72
                                                               Mortality and expense risk                         9,467
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,539
                                                                                                         ---------------

                                                           Net investment loss                                   (9,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (37,367)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,911
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,995)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    155,833      $    101,032

Net (decrease) increase in net assets resulting from operations                               (33,995)            1,573

Capital shares transactions
   Net premiums                                                                                 4,893                (5)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,757)           (3,649)
   Transfers of death benefits                                                                (53,886)                -
   Transfers of other terminations                                                            (17,926)           (1,689)
   Interfund and net transfers from general account                                           707,289            58,571
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               628,613            53,228
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  594,618            54,801
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    750,451      $    155,833
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,791 shares (cost $359,060)           $    336,086      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    336,086  Expenses:
                                          ----------------
                                                               Administrative expense                               250
                                                               Mortality and expense risk                        16,081
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,331
                                                                                                         ---------------

                                                           Net investment loss                                  (16,331)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (113,065)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (60,292)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (189,688)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    916,817      $  3,280,242

Net (decrease) increase in net assets resulting from operations                              (189,688)           81,741

Capital shares transactions
   Net premiums                                                                                12,204               130
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,934)          (32,877)
   Transfers of death benefits                                                                 (1,802)           (1,429)
   Transfers of other terminations                                                            (24,791)          (39,004)
   Interfund and net transfers to general account                                            (358,720)       (2,371,986)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (391,043)       (2,445,166)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (580,731)       (2,363,425)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    336,086      $    916,817
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,670 shares (cost $37,839)              $    32,074      Dividend income                              $     1,569
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,569
                                                                                                         ---------------
Net assets                                    $    32,074  Expenses:
                                          ----------------
                                                               Administrative expense                               173
                                                               Mortality and expense risk                         8,861
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,034
                                                                                                         ---------------

                                                           Net investment loss                                   (7,465)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (22,601)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,387)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (45,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    180,568      $    449,017

Net decrease in net assets resulting from operations                                          (45,453)          (23,774)

Capital shares transactions
   Net premiums                                                                                 2,071             3,027
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,207)          (85,465)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (31,574)           (5,833)
   Interfund and net transfers to general account                                             (46,331)         (156,404)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (103,041)         (244,675)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (148,494)         (268,449)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    32,074      $    180,568
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling U.S. Dollar
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,436 shares (cost $133,365)            $    126,724      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    126,724  Expenses:
                                          ----------------
                                                               Administrative expense                                24
                                                               Mortality and expense risk                         3,878
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,902
                                                                                                         ---------------

                                                           Net investment loss                                   (3,902)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,390)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,011)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (21,303)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    117,509      $    103,909

Net decrease in net assets resulting from operations                                          (21,303)             (676)

Capital shares transactions
   Net premiums                                                                                19,316               755
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (846)                -
   Interfund and net transfers from general account                                            12,048            13,521
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                30,518            14,276
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    9,215            13,600
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    126,724      $    117,509
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,935 shares (cost $73,243)              $    67,173      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    67,173  Expenses:
                                          ----------------
                                                               Administrative expense                                26
                                                               Mortality and expense risk                         3,246
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,272
                                                                                                         ---------------

                                                           Net investment loss                                   (3,272)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (12,712)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,840)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,824)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    95,946      $    346,750

Net decrease in net assets resulting from operations                                          (20,824)           (4,434)

Capital shares transactions
   Net premiums                                                                                    77                 3
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (15,820)
   Transfers of death benefits                                                                      -            (4,314)
   Transfers of other terminations                                                             (2,547)           (5,545)
   Interfund and net transfers to general account                                              (5,479)         (220,694)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (7,949)         (246,370)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (28,773)         (250,804)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    67,173       $    95,946
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,245 shares (cost $882,513)           $  1,023,468      Dividend income                              $     4,193
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,193
                                                                                                         ---------------
Net assets                                   $  1,023,468  Expenses:
                                          ----------------
                                                               Administrative expense                               252
                                                               Mortality and expense risk                        36,625
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 36,877
                                                                                                         ---------------

                                                           Net investment loss                                  (32,684)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     51,717
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,289
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    29,322
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,758,594      $  1,255,925

Net increase in net assets resulting from operations                                           29,322             7,482

Capital shares transactions
   Net premiums                                                                                 2,421            22,966
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,277)          (23,903)
   Transfers of death benefits                                                                 (3,717)           (2,880)
   Transfers of other terminations                                                            (49,677)          (42,338)
   Interfund and net transfers (to) from general account                                     (674,198)          541,342
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (764,448)          495,187
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (735,126)          502,669
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,023,468      $  1,758,594
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,503 shares (cost $55,283)              $    54,209      Dividend income                              $     3,083
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,083
                                                                                                         ---------------
Net assets                                    $    54,209  Expenses:
                                          ----------------
                                                               Administrative expense                                28
                                                               Mortality and expense risk                         9,843
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,871
                                                                                                         ---------------

                                                           Net investment loss                                   (6,788)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        476
                                                           Change in net unrealized depreciation on
                                                                investments                                     (14,089)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,401)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    619,538      $    144,527

Net (decrease) increase in net assets resulting from operations                               (20,401)           46,552

Capital shares transactions
   Net premiums                                                                                 1,931            31,108
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,085)          (13,690)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,511)          (19,231)
   Interfund and net transfers to (from) general account                                     (522,263)          430,272
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (544,928)          428,459
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (565,329)          475,011
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    54,209      $    619,538
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     76

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,572 shares (cost $93,489)              $    85,216      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    85,216  Expenses:
                                          ----------------
                                                               Administrative expense                                54
                                                               Mortality and expense risk                         5,474
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,528
                                                                                                         ---------------

                                                           Net investment loss                                   (5,528)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (5,583)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,424)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,535)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    198,707       $    16,690

Net (decrease) increase in net assets resulting from operations                               (28,535)           10,205

Capital shares transactions
   Net premiums                                                                                   218                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,295)             (183)
   Interfund and net transfers (to) from general account                                      (79,879)          171,995
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (84,956)          171,812
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (113,491)          182,017
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    85,216      $    198,707
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     77

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,245 shares (cost $190,924)            $    178,195      Dividend income                               $        -
                                                               Capital gains distributions                       10,202
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,202
                                                                                                         ---------------
Net assets                                   $    178,195  Expenses:
                                          ----------------
                                                               Administrative expense                                96
                                                               Mortality and expense risk                         7,641
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,737
                                                                                                         ---------------

                                                           Net investment income                                  2,465

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     71,317
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,189)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,407)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    727,375      $    355,848

Net (decrease) increase in net assets resulting from operations                               (26,407)           85,617

Capital shares transactions
   Net premiums                                                                                   612               226
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,200)           (1,100)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,777)           (5,510)
   Interfund and net transfers (to) from general account                                     (494,408)          292,294
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (522,773)          285,910
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (549,180)          371,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    178,195      $    727,375
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,730 shares (cost $234,772)           $    225,339      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    225,339  Expenses:
                                          ----------------
                                                               Administrative expense                                12
                                                               Mortality and expense risk                         4,705
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,717
                                                                                                         ---------------

                                                           Net investment loss                                   (4,717)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (37,144)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (22,198)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,059)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    421,503      $    202,206

Net decrease in net assets resulting from operations                                          (64,059)         (151,078)

Capital shares transactions
   Net premiums                                                                                     -            27,339
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (6,832)
   Transfers of death benefits                                                                      -              (562)
   Transfers of other terminations                                                             (1,168)           (1,251)
   Interfund and net transfers (to) from general account                                     (130,937)          351,681
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (132,105)          370,375
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (196,164)          219,297
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    225,339      $    421,503
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,821 shares (cost $478,531)           $    478,329      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    478,329  Expenses:
                                          ----------------
                                                               Administrative expense                               280
                                                               Mortality and expense risk                        19,217
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,497
                                                                                                         ---------------

                                                           Net investment loss                                  (19,497)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     67,875
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,065)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,687)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,037,910      $    242,991

Net (decrease) increase in net assets resulting from operations                               (12,687)           61,259

Capital shares transactions
   Net premiums                                                                                   458             4,664
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (54,135)             (518)
   Transfers of death benefits                                                                (53,723)                -
   Transfers of other terminations                                                            (20,385)           (8,773)
   Interfund and net transfers (to) from general account                                     (419,109)          738,287
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (546,894)          733,660
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (559,581)          794,919
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    478,329      $  1,037,910
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     41,000 shares (cost $960,951)           $    976,623      Dividend income                              $     3,363
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,363
                                                                                                         ---------------
Net assets                                   $    976,623  Expenses:
                                          ----------------
                                                               Administrative expense                               117
                                                               Mortality and expense risk                        16,978
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,095
                                                                                                         ---------------

                                                           Net investment loss                                  (13,732)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     26,530
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,147)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    11,651
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,499,058       $    68,585

Net increase in net assets resulting from operations                                           11,651            32,756

Capital shares transactions
   Net premiums                                                                                 3,611             9,601
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,649)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (17,184)           (8,276)
   Interfund and net transfers (to) from general account                                     (512,864)        1,396,392
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (534,086)        1,397,717
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (522,435)        1,430,473
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    976,623      $  1,499,058
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,623 shares (cost $294,820)           $    275,239      Dividend income                               $        -
                                                               Capital gains distributions                       64,740
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 64,740
                                                                                                         ---------------
Net assets                                   $    275,239  Expenses:
                                          ----------------
                                                               Administrative expense                               182
                                                               Mortality and expense risk                        11,253
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,435
                                                                                                         ---------------

                                                           Net investment income                                 53,305

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (116,657)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,352)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (98,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    326,597      $    868,706

Net decrease in net assets resulting from operations                                          (98,704)          (14,459)

Capital shares transactions
   Net premiums                                                                                72,260                32
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,372)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,233)          (19,768)
   Interfund and net transfers to general account                                              (6,309)         (507,914)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     47,346          (527,650)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (51,358)         (542,109)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    275,239      $    326,597
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,396 shares (cost $312,971)            $    312,125      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    312,125  Expenses:
                                          ----------------
                                                               Administrative expense                               385
                                                               Mortality and expense risk                        24,459
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,844
                                                                                                         ---------------

                                                           Net investment loss                                  (24,844)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (147,664)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (118,184)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (290,692)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,548,426      $    649,763

Net (decrease) increase in net assets resulting from operations                              (290,692)          112,021

Capital shares transactions
   Net premiums                                                                                59,186             1,175
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,485)                -
   Transfers of death benefits                                                                      -           (11,724)
   Transfers of other terminations                                                            (32,375)          (13,680)
   Interfund and net transfers (to) from general account                                     (948,935)          810,871
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (945,609)          786,642
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,236,301)          898,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    312,125      $  1,548,426
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,970 shares (cost $185,592)            $    173,898      Dividend income                              $     1,109
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,109
                                                                                                         ---------------
Net assets                                   $    173,898  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         8,822
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,872
                                                                                                         ---------------

                                                           Net investment loss                                   (7,763)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,138
                                                           Change in net unrealized depreciation on
                                                                investments                                     (53,002)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,627)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    430,499      $    173,569

Net (decrease) increase in net assets resulting from operations                               (33,627)          156,450

Capital shares transactions
   Net premiums                                                                                 2,880               802
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,403)           (1,499)
   Transfers of death benefits                                                                      -           (23,823)
   Transfers of other terminations                                                            (21,217)          (13,480)
   Interfund and net transfers (to) from general account                                     (197,234)          138,480
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (222,974)          100,480
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,601)          256,930
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    173,898      $    430,499
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,228,020 shares (cost $21,228,020)   $  21,228,020      Dividend income                              $     4,794
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,794
                                                                                                         ---------------
Net assets                                  $  21,228,020  Expenses:
                                          ----------------
                                                               Administrative expense                             7,197
                                                               Mortality and expense risk                       567,765
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                574,962
                                                                                                         ---------------

                                                           Net investment loss                                 (570,168)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (570,168)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  26,097,031     $  30,776,897

Net decrease in net assets resulting from operations                                         (570,168)         (840,515)

Capital shares transactions
   Net premiums                                                                               862,952         2,502,400
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (4,510,958)       (2,723,436)
   Transfers of death benefits                                                               (387,412)         (157,075)
   Transfers of other terminations                                                         (1,064,775)       (1,443,551)
   Interfund and net transfers from (to) general account                                      801,350        (2,017,689)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,298,843)       (3,839,351)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,869,011)       (4,679,866)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  21,228,020     $  26,097,031
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     43,529 shares (cost $1,972,288)         $  2,066,750      Dividend income                              $     4,750
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,750
                                                                                                         ---------------
Net assets                                   $  2,066,750  Expenses:
                                          ----------------
                                                               Administrative expense                               764
                                                               Mortality and expense risk                        77,423
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 78,187
                                                                                                         ---------------

                                                           Net investment loss                                  (73,437)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    187,220
                                                           Change in net unrealized depreciation on
                                                                investments                                    (222,276)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (108,493)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,337,725      $  2,486,236

Net (decrease) increase in net assets resulting from operations                              (108,493)          108,590

Capital shares transactions
   Net premiums                                                                                34,521            12,718
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (30,907)          (76,197)
   Transfers of death benefits                                                                (13,260)          (77,197)
   Transfers of other terminations                                                            (46,563)          (40,805)
   Interfund and net transfers (to) from general account                                   (1,106,273)          924,380
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,162,482)          742,899
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,270,975)          851,489
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,066,750      $  3,337,725
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     86

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     23,487 shares (cost $462,823)           $    458,707      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    458,707  Expenses:
                                          ----------------
                                                               Administrative expense                               892
                                                               Mortality and expense risk                        64,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,997
                                                                                                         ---------------

                                                           Net investment loss                                  (64,997)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (190,073)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (12,518)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (267,588)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,225,843      $  3,472,874

Net (decrease) increase in net assets resulting from operations                              (267,588)           64,294

Capital shares transactions
   Net premiums                                                                               376,583             4,635
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (196,095)          (67,882)
   Transfers of death benefits                                                                (73,603)           (1,716)
   Transfers of other terminations                                                            (56,289)          (56,186)
   Interfund and net transfers (to) from general account                                   (3,550,144)          809,824
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (3,499,548)          688,675
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,767,136)          752,969
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    458,707      $  4,225,843
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     87

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,606 shares (cost 267,717)            $    290,719      Dividend income                               $      356
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    356
                                                                                                         ---------------
Net assets                                   $    290,719  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         4,395
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,446
                                                                                                         ---------------

                                                           Net investment loss                                   (4,090)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (25,778)
                                                           Change in net unrealized appreciation on
                                                                investments                                      25,223
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,645)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    163,160       $    73,029

Net decrease in net assets resulting from operations                                           (4,645)          (10,053)

Capital shares transactions
   Net premiums                                                                                 1,456             1,450
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,937)           13,427
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,310)          (14,134)
   Interfund and net transfers from general account                                           140,995            99,441
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               132,204           100,184
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  127,559            90,131
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    290,719      $    163,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     60,141 shares (cost $2,967,198)         $  2,670,882      Dividend income                               $        -
                                                               Capital gains distributions                       79,693
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 79,693
                                                                                                         ---------------
Net assets                                   $  2,670,882  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                       114,898
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                116,511
                                                                                                         ---------------

                                                           Net investment loss                                  (36,818)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,557)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,038,281)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,115,656)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,898,793      $  2,934,499

Net (decrease) increase in net assets resulting from operations                            (1,115,656)          915,435

Capital shares transactions
   Net premiums                                                                                36,696            95,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (112,561)          (16,882)
   Transfers of death benefits                                                                (24,437)          (51,790)
   Transfers of other terminations                                                           (240,210)         (260,306)
   Interfund and net transfers (to) from general account                                     (771,743)        1,282,103
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,112,255)        1,048,859
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,227,911)        1,964,294
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,670,882      $  4,898,793
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,771 shares (cost $125,934)            $    125,302      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    125,302  Expenses:
                                          ----------------
                                                               Administrative expense                               443
                                                               Mortality and expense risk                        18,037
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,480
                                                                                                         ---------------

                                                           Net investment loss                                  (18,480)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,834
                                                           Change in net unrealized depreciation on
                                                                investments                                     (33,958)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,604)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    806,391      $    646,329

Net decrease in net assets resulting from operations                                          (28,604)          (96,002)

Capital shares transactions
   Net premiums                                                                                19,990            67,039
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (13,600)          (56,960)
   Transfers of death benefits                                                                (51,759)                -
   Transfers of other terminations                                                            (15,910)          (25,203)
   Interfund and net transfers (to) from general account                                     (591,206)          271,188
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (652,485)          256,064
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (681,089)          160,062
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    125,302      $    806,391
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     132,694 shares (cost $1,379,293)        $    995,205      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    995,205  Expenses:
                                          ----------------
                                                               Administrative expense                               223
                                                               Mortality and expense risk                        45,630
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 45,853
                                                                                                         ---------------

                                                           Net investment loss                                  (45,853)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (41,371)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (408,768)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (495,992)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,279,873      $  1,487,884

Net decrease in net assets resulting from operations                                         (495,992)         (424,712)

Capital shares transactions
   Net premiums                                                                                 2,630             4,593
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (55,651)          (38,079)
   Transfers of death benefits                                                                 (1,859)          (11,589)
   Transfers of other terminations                                                            (38,812)          (48,136)
   Interfund and net transfers (to) from general account                                   (2,694,984)        3,309,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,788,676)        3,216,701
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,284,668)        2,791,989
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    995,205      $  4,279,873
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,245 shares (cost $24,183)              $    23,887      Dividend income                               $       33
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     33
                                                                                                         ---------------
Net assets                                    $    23,887  Expenses:
                                          ----------------
                                                               Administrative expense                                14
                                                               Mortality and expense risk                         1,084
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,098
                                                                                                         ---------------

                                                           Net investment loss                                   (1,065)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (21,811)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,692)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,568)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    44,313      $  1,785,948

Net decrease in net assets resulting from operations                                          (27,568)           (7,319)

Capital shares transactions
   Net premiums                                                                                   140            19,827
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (5,755)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,638)           (3,556)
   Interfund and net transfers from (to) general account                                       10,640        (1,744,832)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      7,142        (1,734,316)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (20,426)       (1,741,635)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    23,887       $    44,313
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     7,935 shares (cost $46,067)              $    42,372      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    42,372  Expenses:
                                          ----------------
                                                               Administrative expense                                30
                                                               Mortality and expense risk                         1,362
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,392
                                                                                                         ---------------

                                                           Net investment loss                                   (1,392)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (21,985)
                                                           Change in net unrealized appreciation on
                                                                investments                                       5,615
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,762)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,215       $    22,342

Net decrease in net assets resulting from operations                                          (17,762)           (8,788)

Capital shares transactions
   Net premiums                                                                                19,943                (1)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,577)                -
   Transfers of death benefits                                                                      -           (11,728)
   Transfers of other terminations                                                             (4,709)             (141)
   Interfund and net transfers from general account                                            20,262            29,531
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                28,919            17,661
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   11,157             8,873
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    42,372       $    31,215
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,312 shares (cost $20,578)              $    19,621      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    19,621  Expenses:
                                          ----------------
                                                               Administrative expense                                59
                                                               Mortality and expense risk                         4,178
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,237
                                                                                                         ---------------

                                                           Net investment loss                                   (4,237)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (29,341)
                                                           Change in net unrealized appreciation on
                                                                investments                                      26,124
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (7,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    723,077       $    28,600

Net decrease in net assets resulting from operations                                           (7,454)         (106,948)

Capital shares transactions
   Net premiums                                                                                     -            49,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,988)           (9,460)
   Transfers of death benefits                                                                      -            (3,473)
   Transfers of other terminations                                                             (5,851)          (11,255)
   Interfund and net transfers (to) from general account                                     (675,163)          775,879
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (696,002)          801,425
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (703,456)          694,477
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    19,621      $    723,077
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,337 shares (cost $119,980)            $    111,648      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    111,648  Expenses:
                                          ----------------
                                                               Administrative expense                                11
                                                               Mortality and expense risk                         3,056
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,067
                                                                                                         ---------------

                                                           Net investment loss                                   (3,067)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (35,939)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,375
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,631)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    98,759      $    191,873

Net decrease in net assets resulting from operations                                          (26,631)          (43,304)

Capital shares transactions
   Net premiums                                                                                 7,566             9,813
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,126)                -
   Transfers of death benefits                                                                      -           (11,899)
   Transfers of other terminations                                                               (369)           (2,036)
   Interfund and net transfers from (to) general account                                       38,449           (45,688)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     39,520           (49,810)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        12,889           (93,114)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    111,648       $    98,759
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     402 shares (cost $6,017)                 $     5,516      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     5,516  Expenses:
                                          ----------------
                                                               Administrative expense                                44
                                                               Mortality and expense risk                         1,115
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,159
                                                                                                         ---------------

                                                           Net investment loss                                   (1,159)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (19,965)
                                                           Change in net unrealized appreciation on
                                                                investments                                         933
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     5,840      $    542,722

Net decrease in net assets resulting from operations                                          (20,191)         (369,799)

Capital shares transactions
   Net premiums                                                                                     -               427
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,482)             (560)
   Transfers of death benefits                                                                      -           (11,436)
   Transfers of other terminations                                                             (3,303)           (9,440)
   Interfund and net transfers from (to) general account                                       30,652          (146,074)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     19,867          (167,083)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (324)         (536,882)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     5,516       $     5,840
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     76,034 shares (cost $645,560)           $    643,248      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    643,248  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                        17,135
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,399
                                                                                                         ---------------

                                                           Net investment loss                                  (17,399)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (107,308)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,481)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (126,188)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    36,308      $    653,427

Net decrease in net assets resulting from operations                                         (126,188)         (249,333)

Capital shares transactions
   Net premiums                                                                                     -            14,414
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,403)          (23,145)
   Transfers of death benefits                                                                 (7,365)          (17,376)
   Transfers of other terminations                                                            (43,426)          (22,167)
   Interfund and net transfers from (to) general account                                      795,322          (319,512)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    733,128          (367,786)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       606,940          (617,119)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    643,248       $    36,308
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     24,301 shares (cost $204,588)           $    187,119      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    187,119  Expenses:
                                          ----------------
                                                               Administrative expense                               480
                                                               Mortality and expense risk                        12,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,060
                                                                                                         ---------------

                                                           Net investment loss                                  (13,060)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     54,722
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,133
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    51,795
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    160,529      $  1,622,914

Net increase (decrease) in net assets resulting from operations                                51,795          (502,088)

Capital shares transactions
   Net premiums                                                                                 2,031            17,577
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,516)          (22,183)
   Transfers of death benefits                                                                      -           (11,615)
   Transfers of other terminations                                                            (14,997)          (16,275)
   Interfund and net transfers to general account                                              (5,723)         (927,801)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (25,205)         (960,297)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        26,590        (1,462,385)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    187,119      $    160,529
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,145 shares (cost $1,543,543)         $  1,532,704      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,532,704  Expenses:
                                          ----------------
                                                               Administrative expense                               181
                                                               Mortality and expense risk                        11,638
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,819
                                                                                                         ---------------

                                                           Net investment loss                                  (11,819)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (102,190)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,086)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (144,095)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    631,227      $  1,281,454

Net decrease in net assets resulting from operations                                         (144,095)          (80,597)

Capital shares transactions
   Net premiums                                                                                64,639               817
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (713)           (2,888)
   Transfers of death benefits                                                                      -            (9,911)
   Transfers of other terminations                                                            (10,308)          (15,073)
   Interfund and net transfers from (to) general account                                      991,954          (542,575)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,045,572          (569,630)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       901,477          (650,227)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,532,704      $    631,227
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,610 shares (cost $138,615)            $    133,683      Dividend income                               $        -
                                                               Capital gains distributions                        1,912
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,912
                                                                                                         ---------------
Net assets                                   $    133,683  Expenses:
                                          ----------------
                                                               Administrative expense                               108
                                                               Mortality and expense risk                        10,607
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,715
                                                                                                         ---------------

                                                           Net investment loss                                   (8,803)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     30,941
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,946)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,808)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    996,080      $    553,261

Net decrease in net assets resulting from operations                                          (27,808)          (54,162)

Capital shares transactions
   Net premiums                                                                                64,733             1,244
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                        (75)          (78,382)
   Transfers of death benefits                                                                 (9,957)                -
   Transfers of other terminations                                                            (63,293)          (17,124)
   Interfund and net transfers (to) from general account                                     (825,997)          591,243
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (834,589)          496,981
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (862,397)          442,819
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    133,683      $    996,080
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,776 shares (cost $104,902)             $    98,851      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    98,851  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         6,935
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,069
                                                                                                         ---------------

                                                           Net investment loss                                   (7,069)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        569
                                                           Change in net unrealized depreciation on
                                                                investments                                     (23,528)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,028)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    284,341       $    46,931

Net decrease in net assets resulting from operations                                          (30,028)          (12,544)

Capital shares transactions
   Net premiums                                                                                57,445             5,206
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,495)                -
   Transfers of death benefits                                                                      -            (9,830)
   Transfers of other terminations                                                            (10,221)           (7,612)
   Interfund and net transfers (to) from general account                                     (177,191)          262,190
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (155,462)          249,954
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (185,490)          237,410
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    98,851      $    284,341
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     12,553 shares (cost $183,635)           $    208,258      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    208,258  Expenses:
                                          ----------------
                                                               Administrative expense                                25
                                                               Mortality and expense risk                         7,293
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,318
                                                                                                         ---------------

                                                           Net investment loss                                   (7,318)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,823
                                                           Change in net unrealized depreciation on
                                                                investments                                     (13,396)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,891)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    286,738      $  1,673,080

Net decrease in net assets resulting from operations                                          (17,891)         (114,651)

Capital shares transactions
   Net premiums                                                                                 1,182             3,187
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (1)             (978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,378)          (26,669)
   Interfund and net transfers to general account                                             (54,392)       (1,247,231)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (60,589)       (1,271,691)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (78,480)       (1,386,342)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    208,258      $    286,738
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,832 shares (cost $29,955)              $    28,624      Dividend income                              $     2,200
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,200
                                                                                                         ---------------
Net assets                                    $    28,624  Expenses:
                                          ----------------
                                                               Administrative expense                                40
                                                               Mortality and expense risk                         2,250
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,290
                                                                                                         ---------------

                                                           Net investment loss                                      (90)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,204)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,897)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    40,645      $  1,658,628

Net decrease in net assets resulting from operations                                          (15,191)         (108,923)

Capital shares transactions
   Net premiums                                                                                   623                45
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (22,495)
   Transfers of death benefits                                                                      -            (4,542)
   Transfers of other terminations                                                               (793)          (12,775)
   Interfund and net transfers from (to) general account                                        3,340        (1,469,293)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      3,170        (1,509,060)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (12,021)       (1,617,983)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    28,624       $    40,645
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     103

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,390 shares (cost $1,294,978)         $  1,331,177      Dividend income                              $     3,472
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,472
                                                                                                         ---------------
Net assets                                   $  1,331,177  Expenses:
                                          ----------------
                                                               Administrative expense                               708
                                                               Mortality and expense risk                        32,908
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 33,616
                                                                                                         ---------------

                                                           Net investment loss                                  (30,144)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                    445,952
                                                           Change in net unrealized appreciation on
                                                                investments                                      73,071
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    488,879
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    561,226      $    214,117

Net increase (decrease) in net assets resulting from operations                               488,879           (37,141)

Capital shares transactions
   Net premiums                                                                                 8,173            26,263
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (41,018)          (70,074)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,399)          (28,208)
   Interfund and net transfers from general account                                           340,316           456,269
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               281,072           384,250
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  769,951           347,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,331,177      $    561,226
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     104

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,220 shares (cost $612,331)           $    730,987      Dividend income                               $        -
                                                               Capital gains distributions                      396,298
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                396,298
                                                                                                         ---------------
Net assets                                   $    730,987  Expenses:
                                          ----------------
                                                               Administrative expense                               414
                                                               Mortality and expense risk                        57,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 57,519
                                                                                                         ---------------

                                                           Net investment income                                338,779

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                (1,157,280)
                                                           Change in net unrealized appreciation on
                                                                investments                                     111,974
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (706,527)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,996,271      $  5,360,014

Net (decrease) increase in net assets resulting from operations                              (706,527)        1,063,986

Capital shares transactions
   Net premiums                                                                                23,720               458
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (42,075)          (37,069)
   Transfers of death benefits                                                                      -            (1,671)
   Transfers of other terminations                                                            (94,731)          (93,176)
   Interfund and net transfers to general account                                          (1,445,671)       (3,296,271)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,558,757)       (3,427,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,265,284)       (2,363,743)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    730,987      $  2,996,271
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     105

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,248 shares (cost $330,527)           $    338,096      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    338,096  Expenses:
                                          ----------------
                                                               Administrative expense                               194
                                                               Mortality and expense risk                        20,345
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,539
                                                                                                         ---------------

                                                           Net investment loss                                  (20,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    184,478
                                                           Change in net unrealized depreciation on
                                                                investments                                    (277,446)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (113,507)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    960,431      $    513,082

Net (decrease) increase in net assets resulting from operations                              (113,507)          402,553

Capital shares transactions
   Net premiums                                                                                 4,904               433
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (22,433)          (18,269)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (41,070)          (26,307)
   Interfund and net transfers (to) from general account                                     (450,229)           88,939
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (508,828)           44,796
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (622,335)          447,349
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    338,096      $    960,431
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     106

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,957 shares (cost $132,515)            $    128,135      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    128,135  Expenses:
                                          ----------------
                                                               Administrative expense                               174
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,439
                                                                                                         ---------------

                                                           Net investment loss                                   (8,439)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,447
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,992)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,984)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    309,784      $  2,828,106

Net (decrease) increase in net assets resulting from operations                               (57,984)          335,616

Capital shares transactions
   Net premiums                                                                                 6,833             1,808
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (44,907)          (40,189)
   Transfers of death benefits                                                                      -            (3,040)
   Transfers of other terminations                                                            (14,495)          (24,642)
   Interfund and net transfers to general account                                             (71,096)       (2,787,875)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (123,665)       (2,853,938)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (181,649)       (2,518,322)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    128,135      $    309,784
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     107

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     69,697 shares (cost $362,744)           $    302,485      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -

                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    302,485  Expenses:
                                          ----------------
                                                               Administrative expense                               290
                                                               Mortality and expense risk                        24,729
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 25,019
                                                                                                         ---------------

                                                           Net investment loss                                  (25,019)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (264,363)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,441)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (340,823)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    478,261      $    404,663

Net decrease in net assets resulting from operations                                         (340,823)         (203,259)

Capital shares transactions
   Net premiums                                                                               163,853           (36,623)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (74,934)          (10,442)
   Transfers of death benefits                                                                      -           (32,795)
   Transfers of other terminations                                                            (42,550)          (67,815)
   Interfund and net transfers from general account                                           118,678           424,532
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               165,047           276,857
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (175,776)           73,598
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    302,485      $    478,261
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     108

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     72,181 shares (cost $441,038)           $    407,820      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    407,820  Expenses:
                                          ----------------
                                                               Administrative expense                               187
                                                               Mortality and expense risk                        13,119
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,306
                                                                                                         ---------------

                                                           Net investment loss                                  (13,306)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (468,916)
                                                           Change in net unrealized appreciation on
                                                                investments                                     238,283
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (243,939)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,670,172      $    327,089

Net decrease in net assets resulting from operations                                         (243,939)       (1,133,051)

Capital shares transactions
   Net premiums                                                                                 4,622            86,910
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,416)          (39,852)
   Transfers of death benefits                                                                      -           (11,799)
   Transfers of other terminations                                                            (19,129)          (44,743)
   Interfund and net transfers (to) from general account                                     (938,490)        2,485,618
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,018,413)        2,476,134
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,262,352)        1,343,083
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    407,820      $  1,670,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     109

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,363 shares (cost $57,255)              $    55,235      Dividend income                               $        -
                                                               Capital gains distributions                      145,655
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                145,655
                                                                                                         ---------------
Net assets                                    $    55,235  Expenses:
                                          ----------------
                                                               Administrative expense                               367
                                                               Mortality and expense risk                        10,945
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,312
                                                                                                         ---------------

                                                           Net investment income                                134,343

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,802
                                                           Change in net unrealized depreciation on
                                                                investments                                     (52,719)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    174,426
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    931,565      $    241,258

Net increase in net assets resulting from operations                                          174,426           437,777

Capital shares transactions
   Net premiums                                                                                 1,570            24,242
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,447)          (46,068)
   Transfers of death benefits                                                                      -              (231)
   Transfers of other terminations                                                            (26,142)          (50,118)
   Interfund and net transfers (to) from general account                                   (1,018,737)          324,705
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,050,756)          252,530
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (876,330)          690,307
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    55,235      $    931,565
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     27,877 shares (cost $870,575)           $    905,158      Dividend income                              $    10,022
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,022
                                                                                                         ---------------
Net assets                                   $    905,158  Expenses:
                                          ----------------
                                                               Administrative expense                               262
                                                               Mortality and expense risk                        11,416
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,678
                                                                                                         ---------------

                                                           Net investment loss                                   (1,656)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (47,317)
                                                           Change in net unrealized appreciation on
                                                                investments                                      28,027
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,946)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    289,918      $    238,605

Net (decrease) increase in net assets resulting from operations                               (20,946)           19,050

Capital shares transactions
   Net premiums                                                                                 1,146             8,791
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,022)          (92,915)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (13,840)          (15,582)
   Interfund and net transfers from general account                                           662,902           131,969
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               636,186            32,263
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  615,240            51,313
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    905,158      $    289,918
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     111

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     529,821 shares (cost $18,010,626)      $  16,260,669      Dividend income                             $    218,495
                                                               Capital gains distributions                      235,998
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                454,493
                                                                                                         ---------------
Net assets                                  $  16,260,669  Expenses:
                                          ----------------
                                                               Administrative expense                            13,047
                                                               Mortality and expense risk                       301,971
                                                               Contract maintenance charge                        1,623
                                                                                                         ---------------

                                                                                                                316,641
                                                                                                         ---------------

                                                           Net investment income                                137,852

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                  2,552,729
                                                           Change in net unrealized depreciation on
                                                                investments                                  (6,619,587)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (3,929,006)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,767,055     $  16,440,870

Net (decrease) increase in net assets resulting from operations                            (3,929,006)        4,052,821

Capital shares transactions
   Net premiums                                                                             2,747,002         1,555,083
   Transfers of policy loans                                                                   (8,603)             (698)
   Transfers of surrenders                                                                 (1,975,387)       (1,752,839)
   Transfers of death benefits                                                               (154,585)         (125,556)
   Transfers of other terminations                                                           (828,360)         (765,977)
   Interfund and net transfers (to) from general account                                     (357,447)        1,363,351
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (577,380)          273,364
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (4,506,386)        4,326,185
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  16,260,669     $  20,767,055
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     270,970 shares (cost $3,522,712)        $  2,818,092      Dividend income                              $    39,633
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 39,633
                                                                                                         ---------------
Net assets                                   $  2,818,092  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                        63,124
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,737
                                                                                                         ---------------

                                                           Net investment loss                                  (25,104)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (158,920)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,313,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,497,843)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,386,760      $  8,612,330

Net (decrease) increase in net assets resulting from operations                            (1,497,843)        1,222,057

Capital shares transactions
   Net premiums                                                                               517,341           430,359
   Transfers of policy loans                                                                   (2,908)           (2,881)
   Transfers of surrenders                                                                   (305,982)         (345,473)
   Transfers of death benefits                                                                (22,961)         (113,795)
   Transfers of other terminations                                                           (156,781)         (219,079)
   Interfund and net transfers to general account                                             (99,534)       (5,196,758)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (70,825)       (5,447,627)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,568,668)       (4,225,570)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,818,092      $  4,386,760
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     261,993 shares (cost $3,085,572)        $  3,067,936      Dividend income                             $    118,529
                                                               Capital gains distributions                       30,217
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                148,746
                                                                                                         ---------------
Net assets                                   $  3,067,936  Expenses:
                                          ----------------
                                                               Administrative expense                             1,469
                                                               Mortality and expense risk                        74,417
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 75,886
                                                                                                         ---------------

                                                           Net investment income                                 72,860

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,602
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,388)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    160,074
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,489,311      $  1,583,454

Net increase in net assets resulting from operations                                          160,074            71,783

Capital shares transactions
   Net premiums                                                                               578,425           321,273
   Transfers of policy loans                                                                   30,850           (27,732)
   Transfers of surrenders                                                                   (690,671)          (82,635)
   Transfers of death benefits                                                                (33,624)          (32,973)
   Transfers of other terminations                                                           (188,637)         (142,941)
   Interfund and net transfers from (to) general account                                    1,722,208          (200,918)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,418,551          (165,926)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,578,625           (94,143)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,067,936      $  1,489,311
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     114

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    309,512

Net increase in net assets resulting from operations                                                -            12,349

Capital shares transactions
   Net premiums                                                                                     -             5,778
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (2,941)
   Transfers of death benefits                                                                      -            (2,824)
   Transfers of other terminations                                                                  -            (1,300)
   Interfund and net transfers to general account                                                   -          (320,574)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (321,861)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (309,512)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     115

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,695,608 shares (cost $41,262,141)    $  40,725,603      Dividend income                             $  1,058,078
                                                               Capital gains distributions                      578,382
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,636,460
                                                                                                         ---------------
Net assets                                  $  40,725,603  Expenses:
                                          ----------------
                                                               Administrative expense                            16,210
                                                               Mortality and expense risk                       651,904
                                                               Contract maintenance charge                        1,129
                                                                                                         ---------------

                                                                                                                669,243
                                                                                                         ---------------

                                                           Net investment income                                967,217

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    317,790
                                                           Change in net unrealized depreciation on
                                                                investments                                    (488,309)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    796,698
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  37,862,526     $  38,169,100

Net increase in net assets resulting from operations                                          796,698         2,763,549

Capital shares transactions
   Net premiums                                                                             2,299,718         5,325,786
   Transfers of policy loans                                                                  (19,318)          (14,091)
   Transfers of surrenders                                                                 (2,972,747)       (2,906,110)
   Transfers of death benefits                                                               (433,282)         (552,956)
   Transfers of other terminations                                                         (1,623,372)       (1,880,115)
   Interfund and net transfers from (to) general account                                    4,815,380        (3,042,637)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  2,066,379        (3,070,123)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     2,863,077          (306,574)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  40,725,603     $  37,862,526
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     116

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     591,387 shares (cost $6,156,275)        $  6,138,598      Dividend income                             $    108,800
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,800
                                                                                                         ---------------
Net assets                                   $  6,138,598  Expenses:
                                          ----------------
                                                               Administrative expense                             1,090
                                                               Mortality and expense risk                       148,643
                                                               Contract maintenance charge                           48
                                                                                                         ---------------

                                                                                                                149,781
                                                                                                         ---------------

                                                           Net investment loss                                  (40,981)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     64,590
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,721)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,112)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,768,442     $  12,158,287

Net (decrease) increase in net assets resulting from operations                               (57,112)          392,115

Capital shares transactions
   Net premiums                                                                               380,325           340,875
   Transfers of policy loans                                                                       (2)               23
   Transfers of surrenders                                                                   (357,435)         (272,046)
   Transfers of death benefits                                                                (68,153)          (51,450)
   Transfers of other terminations                                                           (315,682)         (396,728)
   Interfund and net transfers to general account                                          (1,211,785)       (4,402,634)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,572,732)       (4,781,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,629,844)       (4,389,845)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,138,598      $  7,768,442
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,061,476 shares (cost $23,056,149)    $  22,869,229      Dividend income                             $  1,241,091
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,241,091
                                                                                                         ---------------
Net assets                                  $  22,869,229  Expenses:
                                          ----------------
                                                               Administrative expense                             7,971
                                                               Mortality and expense risk                       338,729
                                                               Contract maintenance charge                          305
                                                                                                         ---------------

                                                                                                                347,005
                                                                                                         ---------------

                                                           Net investment income                                894,086

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (208,724)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (556,160)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    129,202
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  17,908,306     $  15,371,046

Net increase in net assets resulting from operations                                          129,202         1,851,455

Capital shares transactions
   Net premiums                                                                               800,876           694,858
   Transfers of policy loans                                                                   (2,302)           (2,106)
   Transfers of surrenders                                                                 (1,057,406)         (892,088)
   Transfers of death benefits                                                               (213,835)          (80,260)
   Transfers of other terminations                                                           (686,974)         (604,567)
   Interfund and net transfers from general account                                         5,991,362         1,569,968
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             4,831,721           685,805
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,960,923         2,537,260
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  22,869,229     $  17,908,306
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     500,296 shares (cost $7,040,079)        $  6,979,131      Dividend income                             $    166,805
                                                               Capital gains distributions                      421,566
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                588,371
                                                                                                         ---------------
Net assets                                   $  6,979,131  Expenses:
                                          ----------------
                                                               Administrative expense                             4,809
                                                               Mortality and expense risk                       131,297
                                                               Contract maintenance charge                          647
                                                                                                         ---------------

                                                                                                                136,753
                                                                                                         ---------------

                                                           Net investment income                                451,618

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    382,226
                                                           Change in net unrealized depreciation on
                                                                investments                                    (129,940)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    703,904
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  6,043,790      $  7,976,259

Net increase in net assets resulting from operations                                          703,904           360,381

Capital shares transactions
   Net premiums                                                                               386,998           543,682
   Transfers of policy loans                                                                      685            (4,313)
   Transfers of surrenders                                                                   (825,977)         (330,130)
   Transfers of death benefits                                                                (20,116)          (54,593)
   Transfers of other terminations                                                           (357,475)         (628,686)
   Interfund and net transfers from (to) general account                                    1,047,322        (1,818,810)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    231,437        (2,292,850)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       935,341        (1,932,469)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,979,131      $  6,043,790
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     183,776 shares (cost $2,022,822)        $  1,927,813      Dividend income                             $    117,874
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                117,874
                                                                                                         ---------------
Net assets                                   $  1,927,813  Expenses:
                                          ----------------
                                                               Administrative expense                               226
                                                               Mortality and expense risk                        35,556
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,782
                                                                                                         ---------------

                                                           Net investment income                                 82,092

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (24,753)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (90,655)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,847      $    893,702

Net (decrease) increase in net assets resulting from operations                               (33,316)          110,039

Capital shares transactions
   Net premiums                                                                                 6,568             1,627
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (59,245)          (71,032)
   Transfers of death benefits                                                                (16,976)                -
   Transfers of other terminations                                                            (52,081)         (342,210)
   Interfund and net transfers from general account                                           678,016           812,721
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               556,282           401,106
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  522,966           511,145
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,927,813      $  1,404,847
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     120

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,831 shares (cost $2,030,313)        $  1,981,673      Dividend income                              $    16,740
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 16,740
                                                                                                         ---------------
Net assets                                   $  1,981,673  Expenses:
                                          ----------------
                                                               Administrative expense                             1,362
                                                               Mortality and expense risk                        45,742
                                                               Contract maintenance charge                           90
                                                                                                         ---------------

                                                                                                                 47,194
                                                                                                         ---------------

                                                           Net investment loss                                  (30,454)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (65,571)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (401,713)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (497,738)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,161,507      $  2,650,161

Net (decrease) increase in net assets resulting from operations                              (497,738)          505,734

Capital shares transactions
   Net premiums                                                                                85,176           100,650
   Transfers of policy loans                                                                   (1,319)             (666)
   Transfers of surrenders                                                                   (236,241)         (230,970)
   Transfers of death benefits                                                                (38,999)          (51,222)
   Transfers of other terminations                                                            (89,297)         (100,068)
   Interfund and net transfers (to) from general account                                   (1,401,416)        1,287,888
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,682,096)        1,005,612
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,179,834)        1,511,346
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,981,673      $  4,161,507
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     121

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     136,618 shares (cost $1,307,344)        $  1,282,843      Dividend income                              $     2,991
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,991
                                                                                                         ---------------
Net assets                                   $  1,282,843  Expenses:
                                          ----------------
                                                               Administrative expense                               168
                                                               Mortality and expense risk                         5,394
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,562
                                                                                                         ---------------

                                                           Net investment loss                                   (2,571)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     58,030
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,216)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    27,243
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    290,585      $    382,326

Net increase in net assets resulting from operations                                           27,243            26,943

Capital shares transactions
   Net premiums                                                                                15,168             9,871
   Transfers of policy loans                                                                      416            (1,912)
   Transfers of surrenders                                                                     (7,209)         (102,559)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (14,122)          (13,026)
   Interfund and net transfers from (to) general account                                      970,762           (11,058)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    965,015          (118,684)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       992,258           (91,741)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,282,843      $    290,585
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     389,006 shares (cost $5,377,556)        $  5,092,088      Dividend income                              $    42,241
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 42,241
                                                                                                         ---------------
Net assets                                   $  5,092,088  Expenses:
                                          ----------------
                                                               Administrative expense                             2,039
                                                               Mortality and expense risk                        83,593
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 85,632
                                                                                                         ---------------

                                                           Net investment loss                                  (43,391)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    683,122
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,125,325)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (485,594)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,402,048      $  3,038,668

Net (decrease) increase in net assets resulting from operations                              (485,594)        1,053,718

Capital shares transactions
   Net premiums                                                                               777,971           806,168
   Transfers of policy loans                                                                   (9,002)             (532)
   Transfers of surrenders                                                                   (341,613)         (220,618)
   Transfers of death benefits                                                                (61,684)          (22,400)
   Transfers of other terminations                                                           (211,551)         (131,786)
   Interfund and net transfers from general account                                            21,513           878,830
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               175,634         1,309,662
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (309,960)        2,363,380
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,092,088      $  5,402,048
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     123

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,586 shares (cost $507,953)           $    480,184      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    480,184  Expenses:
                                          ----------------
                                                               Administrative expense                               301
                                                               Mortality and expense risk                        11,939
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,240
                                                                                                         ---------------

                                                           Net investment loss                                  (12,240)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (160,307)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,475)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (273,022)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,965,677      $    487,815

Net decrease in net assets resulting from operations                                         (273,022)          (63,793)

Capital shares transactions
   Net premiums                                                                                71,715            67,965
   Transfers of policy loans                                                                       75                (2)
   Transfers of surrenders                                                                   (171,537)          (99,005)
   Transfers of death benefits                                                                 (4,690)          (15,910)
   Transfers of other terminations                                                            (86,887)          (70,651)
   Interfund and net transfers (to) from general account                                   (1,021,147)        1,659,258
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,212,471)        1,541,655
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,485,493)        1,477,862
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    480,184      $  1,965,677
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     124

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,365 shares (cost $510,870)           $    494,753      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    494,753  Expenses:
                                          ----------------
                                                               Administrative expense                               310
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,831
                                                                                                         ---------------

                                                           Net investment loss                                   (8,831)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,707
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,147)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,271)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,906,291      $    580,166

Net (decrease) increase in net assets resulting from operations                               (28,271)          221,018

Capital shares transactions
   Net premiums                                                                                84,187            44,162
   Transfers of policy loans                                                                       93                (5)
   Transfers of surrenders                                                                   (150,309)         (117,631)
   Transfers of death benefits                                                                      -            (1,328)
   Transfers of other terminations                                                            (59,106)          (71,098)
   Interfund and net transfers (to) from general account                                   (1,258,132)        1,251,007
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,383,267)        1,105,107
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,411,538)        1,326,125
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    494,753      $  1,906,291
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,317 shares (cost $87,356)              $    90,083      Dividend income                               $      614
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    614
                                                                                                         ---------------
Net assets                                    $    90,083  Expenses:
                                          ----------------
                                                               Administrative expense                                64
                                                               Mortality and expense risk                         1,722
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,786
                                                                                                         ---------------

                                                           Net investment loss                                   (1,172)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,951
                                                           Change in net unrealized depreciation on
                                                                investments                                     (19,094)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,315)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    346,183      $    126,506

Net (decrease) increase in net assets resulting from operations                                (3,315)            9,646

Capital shares transactions
   Net premiums                                                                                   278             8,858
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (670)          (15,199)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,090)           (1,180)
   Interfund and net transfers (to) from general account                                     (247,303)          217,552
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (252,785)          210,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,100)          219,677
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    90,083      $    346,183
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     126

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    805,818

Net increase in net assets resulting from operations                                                -           131,757

Capital shares transactions
   Net premiums                                                                                     -           108,457
   Transfers of policy loans                                                                        -                64
   Transfers of surrenders                                                                          -           (18,576)
   Transfers of death benefits                                                                      -            (3,213)
   Transfers of other terminations                                                                  -            (9,937)
   Interfund and net transfers to general account                                                   -        (1,014,370)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (937,575)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (805,818)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     127

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      642
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    642
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 5
                                                               Mortality and expense risk                           462
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    467
                                                                                                         ---------------

                                                           Net investment income                                    175

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,417)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,212)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,378       $    18,030

Net (decrease) increase in net assets resulting from operations                                (4,454)            1,957

Capital shares transactions
   Net premiums                                                                                 2,999                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (3)           (3,978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (746)             (628)
   Interfund and net transfers (to) from general account                                      (29,174)           15,997
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (26,924)           11,391
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (31,378)           13,348
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -       $    31,378
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     128

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      941
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    941
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                17
                                                               Mortality and expense risk                         2,801
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,818
                                                                                                         ---------------

                                                           Net investment loss                                   (1,877)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (28,566)
                                                           Change in net unrealized appreciation on
                                                                investments                                      13,852
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (16,591)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    121,281      $    119,844

Net (decrease) increase in net assets resulting from operations                               (16,591)           11,922

Capital shares transactions
   Net premiums                                                                                     2             7,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (4)                -
   Transfers of death benefits                                                                      -           (21,399)
   Transfers of other terminations                                                             (2,362)           (2,120)
   Interfund and net transfers (to) from general account                                     (102,326)            6,034
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (104,690)          (10,485)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (121,281)            1,437
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -      $    121,281
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     129

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,163 shares (cost $1,576,441)         $  1,591,230      Dividend income                              $    26,791
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 26,791
                                                                                                         ---------------
Net assets                                   $  1,591,230  Expenses:
                                          ----------------
                                                               Administrative expense                               589
                                                               Mortality and expense risk                        33,442
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,031
                                                                                                         ---------------

                                                           Net investment loss                                   (7,240)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (50,501)
                                                           Change in net unrealized appreciation on
                                                                investments                                       1,393
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (56,348)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,686,774      $    105,247

Net (decrease) increase in net assets resulting from operations                               (56,348)            8,791

Capital shares transactions
   Net premiums                                                                                 4,366                76
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (122,722)           (5,424)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (29,902)           (6,376)
   Interfund and net transfers from general account                                           109,062         1,584,460
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (39,196)        1,572,736
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (95,544)        1,581,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,591,230      $  1,686,774
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     130

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,015 shares (cost $107,100)            $    89,631      Dividend income                              $     2,004
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,004
                                                                                                         ---------------
Net assets                                    $    89,631  Expenses:
                                          ----------------
                                                               Administrative expense                                16
                                                               Mortality and expense risk                         2,848
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,864
                                                                                                         ---------------

                                                           Net investment loss                                     (860)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (2,249)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (21,508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (24,617)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    122,768       $    98,657

Net (decrease) increase in net assets resulting from operations                               (24,617)              310

Capital shares transactions
   Net premiums                                                                                   294             4,303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,740)           (1,063)
   Transfers of death benefits                                                                      -           (20,882)
   Transfers of other terminations                                                               (916)           (2,469)
   Interfund and net transfers from general account                                             1,842            43,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                     (8,520)           23,801
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (33,137)           24,111
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    89,631      $    122,768
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -        $        -

Net increase in net assets resulting from operations                                                -               351

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -              (351)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -              (351)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                        -                 -
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     132

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,779 shares (cost $164,395)           $    163,169      Dividend income                              $     8,575
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,575
                                                                                                         ---------------
Net assets                                   $    163,169  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         5,021
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,155
                                                                                                         ---------------

                                                           Net investment income                                  3,420

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (7,978)
                                                           Change in net unrealized appreciation on
                                                                investments                                       3,906
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (652)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    161,172       $    48,543

Net (decrease) increase in net assets resulting from operations                                  (652)           23,978

Capital shares transactions
   Net premiums                                                                                    21                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,894)                -
   Transfers of death benefits                                                                      -            (9,419)
   Transfers of other terminations                                                             (3,183)           (6,551)
   Interfund and net transfers from general account                                            63,705           104,621
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                 2,649            88,651
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    1,997           112,629
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,169      $    161,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     133

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Funds Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,294 shares (cost $665,150)           $    679,334      Dividend income                              $     8,043
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,043
                                                                                                         ---------------
Net assets                                   $    679,334  Expenses:
                                          ----------------
                                                               Administrative expense                               104
                                                               Mortality and expense risk                        19,466
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,570
                                                                                                         ---------------

                                                           Net investment loss                                  (11,527)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (53,977)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,895)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (83,399)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    329,578      $    195,824

Net (decrease) increase in net assets resulting from operations                               (83,399)            2,958

Capital shares transactions
   Net premiums                                                                                   169                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (29,599)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (32,441)           (2,278)
   Interfund and net transfers from general account                                           495,026           133,073
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               433,155           130,796
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  349,756           133,754
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    679,334      $    329,578
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     134

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,393 shares (cost $248,835)           $    251,047      Dividend income                              $     8,267
                                                               Capital gains distributions                        2,612
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,879
                                                                                                         ---------------
Net assets                                   $    251,047  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                         7,360
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,552
                                                                                                         ---------------

                                                           Net investment income                                  3,327

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,338)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,230)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $      759
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,567      $    164,309

Net increase in net assets resulting from operations                                              759             6,098

Capital shares transactions
   Net premiums                                                                                 1,234               824
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (79,450)             (261)
   Transfers of death benefits                                                                      -           (14,771)
   Transfers of other terminations                                                             (5,710)           (6,847)
   Interfund and net transfers (to) from general account                                       (6,353)          191,215
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (90,279)          170,160
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (89,520)          176,258
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    251,047      $    340,567
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     135

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     33,501 shares (cost $466,057)           $    418,758      Dividend income                               $      882
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    882
                                                                                                         ---------------
Net assets                                   $    418,758  Expenses:
                                          ----------------
                                                               Administrative expense                               284
                                                               Mortality and expense risk                        23,840
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,124
                                                                                                         ---------------

                                                           Net investment loss                                  (23,242)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (33,421)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (250,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (307,639)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,581,054      $  2,354,465

Net (decrease) increase in net assets resulting from operations                              (307,639)           94,352

Capital shares transactions
   Net premiums                                                                                56,863            17,477
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,347)           (1,349)
   Transfers of death benefits                                                                 (8,864)                -
   Transfers of other terminations                                                            (10,289)          (11,993)
   Interfund and net transfers to general account                                            (865,020)         (871,898)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (854,657)         (867,763)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,162,296)         (773,411)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    418,758      $  1,581,054
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     136

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     34,802 shares (cost $378,495)           $    386,996      Dividend income                              $     1,305
                                                               Capital gains distributions                          219
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,524
                                                                                                         ---------------
Net assets                                   $    386,996  Expenses:
                                          ----------------
                                                               Administrative expense                               216
                                                               Mortality and expense risk                        15,332
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 15,548
                                                                                                         ---------------

                                                           Net investment loss                                  (14,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    110,674
                                                           Change in net unrealized depreciation on
                                                                investments                                    (111,103)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (14,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    688,148      $    268,742

Net (decrease) increase in net assets resulting from operations                               (14,453)          126,567
Capital shares transactions
   Net premiums                                                                                 1,291             3,136
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (56,736)           (6,344)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,094)          (14,940)
   Interfund and net transfers (to) from general account                                     (205,160)          310,987
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (286,699)          292,839
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (301,152)          419,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    386,996      $    688,148
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     137

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     8,583 shares (cost $107,346)            $    109,267      Dividend income                               $      573
                                                               Capital gains distributions                        1,659
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,232
                                                                                                         ---------------
Net assets                                   $    109,267  Expenses:
                                          ----------------
                                                               Administrative expense                                47
                                                               Mortality and expense risk                         4,177
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,224
                                                                                                         ---------------

                                                           Net investment loss                                   (1,992)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     72,797
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,300)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    53,505
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    157,983      $    108,022

Net increase in net assets resulting from operations                                           53,505            59,065

Capital shares transactions
   Net premiums                                                                                 1,404             3,150
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,095)           (5,136)
   Interfund and net transfers to general account                                             (99,530)           (7,118)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (102,221)           (9,104)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (48,716)           49,961
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    109,267      $    157,983
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,942 shares (cost $192,095)           $    201,715      Dividend income                              $     1,233
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,233
                                                                                                         ---------------
Net assets                                   $    201,715  Expenses:
                                          ----------------
                                                               Administrative expense                               421
                                                               Mortality and expense risk                         4,873
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,294
                                                                                                         ---------------

                                                           Net investment loss                                   (4,061)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     11,111
                                                           Change in net unrealized depreciation on
                                                                investments                                      (2,660)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $     4,390
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    222,824       $    16,730

Net increase in net assets resulting from operations                                            4,390            14,134

Capital shares transactions
   Net premiums                                                                                   662                84
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,551)                -
   Transfers of death benefits                                                                      -            (8,436)
   Transfers of other terminations                                                             (9,783)           (1,379)
   Interfund and net transfers (to) from general account                                       (4,827)          201,691
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (25,499)          191,960
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (21,109)          206,094
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    201,715      $    222,824
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     139

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,359,414 shares (cost $36,023,800)    $  36,214,488      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                  $  36,214,488  Expenses:
                                          ----------------
                                                               Administrative expense                             8,358
                                                               Mortality and expense risk                       647,690
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                656,048
                                                                                                         ---------------

                                                           Net investment loss                                 (656,048)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    873,343
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,807,017)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,589,722)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,764,596     $  14,988,870

Net (decrease) increase in net assets resulting from operations                            (2,589,722)        3,133,113

Capital shares transactions
   Net premiums                                                                                49,092             6,645
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (2,784,606)          (98,974)
   Transfers of death benefits                                                                (14,872)                -
   Transfers of other terminations                                                           (803,194)         (548,831)
   Interfund and net transfers from general account                                        17,593,194         7,283,773
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                            14,039,614         6,642,613
                                                                                       ---------------   ---------------

Total increase in net assets                                                               11,449,892         9,775,726
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  36,214,488     $  24,764,596
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     140

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net Assets                                     $        -    Expenses:
                                          ----------------
                                                               Administrative expense                             2,555
                                                               Mortality and expense risk                       145,768
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                148,323
                                                                                                         ---------------

                                                           Net investment loss                                 (148,323)

                                                           Realized and change in unrealized losses
                                                            on investments
                                                           Net realized losses on investments                   (21,688)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (32,335)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (202,346)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,219,989     $  17,095,601

Net decrease in net assets resulting from operations                                         (202,346)         (305,087)

Capital shares transactions
   Net premiums                                                                                18,271            45,625
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (662,916)         (654,078)
   Transfers of death benefits                                                                (19,838)          (70,182)
   Transfers of other terminations                                                           (106,459)         (325,016)
   Interfund and net transfers to general account                                         (10,246,701)       (4,566,874)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                           (11,017,643)       (5,570,525)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                              (11,219,989)       (5,875,612)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -     $  11,219,989
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     141

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons
        Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund
        III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
        MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"),
        Invesco Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II
        ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck
        Insurance Portfolio ("VEVIP"), Janus Aspen Series ("JANUS"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"),
        Dreyfus Variable Investment Fund ("Dreyfus"), Direxion Insurance Trust
        ("Direxion"), Invesco Van Kampen Variable Insurance Funds ("IVKVI"),
        Morgan Stanley Universal Institutional Funds ("MSUIF"), and Northern
        Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the
        Investment Company Act of 1940, as directed by participants.

        All portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization
        Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex
        NASDAQ-100 2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex
        Inverse Dow 2x Strategy Fund ceased to be available for new investment.
        All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio. However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the
        CS International Equity Flex II Portfolio and the CS Large Cap Value
        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core
        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US
        Long Short Momentum Fund and LAC International Portfolio was renamed the
        LAC International Opportunities Portfolio. The VEVIP Worldwide Bond Fund
        was renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging
        Markets Fund was renamed the VEVIP Emerging Markets Fund, and the VEVIP
        Worldwide Hard Assets Fund was renamed the VEVIP Global Hard Assets
        Fund. The CAM Social Equity Portfolio was renamed the CAM Equity
        Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the
        CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return Currency
        Portfolio was renamed the NLVT Chariot Absolute Return All Opportunities
        Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds
        were renamed the Morgan Stanley Universal Institutional Funds and the
        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen
        Variable Insurance Funds.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All
        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights
        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective October 21, 2011, the CS International Equity Flex II
        Portfolio and CS U.S. Equity Flex II Portfolio were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Credit Suisse Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        Fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The Company's investments were classified as follows:

                                       Quoted prices    Significant
                                         in active         other        Significant
                                        markets for      observable     unobservable
                                      identical assets     inputs          inputs
                                         (Level 1)       (Level 2)       (Level 3)        Total
Assets
Mutual funds                           $445,318,700         $ -            $ -         $445,318,700

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2011.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2012, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010 were as follows:

                                                           2011                               2010
                                            --------------------------------  ---------------------------------
Portfolio                                      Purchases         Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                      $ 76,987,692    $ 80,013,183      $ 56,863,304     $ 54,894,976
   High Income Portfolio                         50,247,839      44,893,853        61,412,223       56,809,201
   Equity-Income Portfolio                        4,138,560       4,825,592         3,451,215        3,579,554
   Growth Portfolio                               3,717,770       5,107,286           537,308        1,995,178
   Overseas Portfolio                             6,726,125       7,432,709         7,408,199        8,221,297
   Mid Cap Portfolio                              2,387,245       5,202,436         7,186,689        6,989,603
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                          333,394         466,564           150,924          815,307
   Investment Grade Bond Portfolio               15,298,630      16,477,391        13,532,694       13,814,408
   Index 500 Portfolio                            3,568,119       7,238,124         4,079,747        6,503,697
   Contrafund Portfolio                           2,947,879       5,124,254         2,638,961        5,524,742
   Asset Manager: Growth Portfolio                  112,151         265,857            58,126          437,447
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                               894,800       1,436,987           932,770          732,892
   Growth & Income Portfolio                      1,345,356         593,660           159,843          751,789
   Growth Opportunities Portfolio                   816,588       2,469,626         2,474,734          993,857
   Value Strategies Portfolio                       115,384       2,116,973         6,293,428        5,179,294
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                    278,266         390,358           382,119          384,936
   Capital Appreciation Fund                        833,114       3,102,984         7,676,539        6,924,804
   International Fund                             2,793,435       4,699,137         4,705,685        7,188,456
   Value Fund                                     2,235,626       3,936,731         1,947,730        4,133,201
   Income & Growth Fund                             906,723         563,822           325,064          243,838
   Inflation Protection Fund                     24,188,069      22,851,621         3,699,110        2,665,986
   Large Company Value Fund                       1,375,953         302,764           185,778          103,270
   Mid Cap Value Fund                               537,373         264,696           543,811          544,990
   Ultra Fund                                     3,479,908       4,244,512         1,112,642        4,246,859
MFS Variable Insurance Trust
   Research Series                                   28,700         108,331            25,083          130,337
   Growth Series                                    173,020         483,041           206,190          548,673
   Investors Trust Series                            32,717         151,027            93,052          200,275
   New Discovery Series                           4,954,695       6,893,212         8,769,144        7,748,336
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                        415,389       1,625,022         1,348,442        2,381,117
   Mid-Cap Value Portfolio                          984,850       2,574,825           785,933        3,618,044
   International Opportunities Portfolio          2,701,690       4,112,286         3,475,961        5,333,674
Alger Fund
   Large Cap Growth Portfolio                     2,070,693       4,155,147         2,531,380        4,782,527
   Mid Cap Growth Portfolio                       2,785,552       2,708,924         3,424,057        3,958,184
   Capital Appreciation Portfolio                   638,285         960,912         1,992,356        2,920,870
   Small Cap Growth Portfolio                       146,912         434,401            39,021          494,353
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                       3,109,365       5,821,382         6,096,377        3,510,225
   Equity Portfolio                               1,617,003       1,348,625           157,401          184,790
Invesco Variable Insurance Funds
   Technology Fund                                1,160,205       1,160,628         1,171,039        1,212,225
   Utilities Fund                                   542,802         526,262           316,485          306,927
   Dividend Growth Fund                             399,775         869,602           507,874          834,948
   Global Health Care Fund                          382,194         913,855           814,720        1,106,118
   Basic Value Fund                                  24,397          84,315           119,273          151,703
   Global Real Estate Fund                          363,525         624,722           805,091          738,017
   International Growth Fund                        471,300         530,794           396,389          551,045
   Mid Cap Core Equity Fund                       1,668,691         996,777           325,507          380,438
J.P. Morgan Series Trust II
   Core Bond Portfolio                           13,712,069      12,137,176         1,648,927        1,998,028
   Small Cap Core Portfolio                         980,802       2,692,070         3,828,040          840,917
Rydex Variable Trust
   Nova Fund                                      1,705,998       1,887,689           661,582          556,475
   NASDAQ-100 Fund                                5,467,994       5,121,342         2,128,727        2,136,181
   U.S. Government Money Market Fund              3,148,818       3,559,385        11,317,127       10,625,721
   Inverse S&P 500 Strategy Fund                  2,773,892       2,992,688         4,826,495        4,403,299
   Inverse NASDAQ-100 Strategy Fund               4,362,520       2,863,724         4,147,420        4,012,048
   Inverse Government Long Bond Strategy Fund       746,862       1,393,588         1,169,953          239,478
   US Long Short Momentum Fund                      125,225         226,223           148,725          295,945
   Government Long Bond 1.2x Strategy            17,431,737      19,011,618        17,162,870       16,661,725
   Dow 2x Strategy Fund                                   -               -                 -                -
   NASDAQ-100 2x Strategy Fund                          303              47             5,724            5,760
   S&P 500 2x Strategy Fund                               -             631                 -              532
   Inverse Dow 2x Strategy Fund                           -              38            11,035           11,094
ProFunds VP
   Access VP High Yield Fund                      5,296,032       5,320,216         5,107,143        5,476,583
   Asia 30                                        7,660,565       8,677,393        18,567,837       20,580,681
   Banks                                          1,479,410       1,762,194         5,122,317        5,046,587
   Basic Materials                                2,810,911       3,960,751         7,479,557        8,189,231
   Bear                                          42,852,030      42,146,854       100,122,808      100,173,772
   Biotechnology                                  1,053,377       1,058,347         2,211,474        2,272,394
   Bull                                          86,461,444      85,849,710       134,292,710      136,823,098
   Consumer Goods                                 1,801,080       2,992,354         4,899,866        3,124,035
   Consumer Services                              1,432,972       2,155,514         2,604,045        1,791,606
   Dow 30                                         1,879,866       1,260,793         1,343,497        1,292,865
   Emerging Markets                               6,823,647       7,231,020        17,074,545       19,523,607
   Europe 30                                      3,120,402       3,230,907         4,092,887        4,343,572
   Falling U.S. Dollar                            1,119,049       1,092,433         2,225,663        2,214,091
   Financials                                       406,464         417,683         3,527,152        3,778,232
   Health Care                                    2,974,094       3,771,227         1,911,211        1,454,395
   Industrials                                    2,509,158       3,060,873         4,259,654        3,837,753
   International                                  1,158,689       1,249,174           541,582          370,621
   Internet                                         892,061       1,412,369         1,103,252          820,627
   Japan                                          1,190,599       1,327,422         3,216,646        2,852,693
   Large-Cap Growth                               4,482,382       5,048,774         1,816,866        1,091,077
   Large-Cap Value                                2,654,216       3,202,033         6,934,928        5,542,797
   Mid-Cap                                        2,725,582       2,624,931         3,849,746        4,272,370
   Mid-Cap Growth                                 6,162,885       7,133,337         4,707,399        3,933,525
   Mid-Cap Value                                    751,021         981,760         3,754,316        3,660,320
   Money Market                                 311,423,513     316,292,524       360,798,952      365,478,819
   Oil & Gas                                      6,593,833       7,829,753        10,453,891        9,776,892
   NASDAQ-100                                    68,642,209      72,206,754        58,445,632       57,790,709
   Pharmaceuticals                                1,245,798       1,117,683         1,319,706        1,220,453
   Precious Metals                               10,850,981      12,000,055        13,139,141       12,188,745
   Real Estate                                    1,830,939       2,501,903         8,180,317        7,921,765
   Rising Rates Opportunity                      18,087,244      20,921,773        21,240,052       18,079,223
   Semiconductor                                    492,603         486,526           389,727        2,126,061
   Short Dow 30                                     476,999         449,471         2,917,334        2,900,894
   Short Emerging Markets                         1,943,446       2,643,686        16,282,728       15,494,099
   Short International                            1,288,419       1,251,966         2,004,340        2,059,450
   Short Mid-Cap                                    861,890         843,182         4,084,204        4,262,840
   Short NASDAQ-100                              52,044,294      51,328,565        63,002,966       63,399,543
   Short Small-Cap                               16,744,985      16,783,250        19,399,104       20,381,212
   Small-Cap                                     13,995,429      12,961,678        23,229,601       23,816,609
   Small-Cap Growth                               2,405,921       3,249,316         5,079,906        4,596,759
   Small-Cap Value                                1,630,231       1,792,761         3,206,440        2,960,513
   Technology                                       627,275         695,181         1,608,208        2,899,480
   Telecommunications                               867,547         864,465         2,046,177        3,557,500
   U.S. Government Plus                          30,072,206      29,821,280        21,909,841       21,554,112
   Ultra Bull                                   115,335,036     116,555,014       186,960,563      190,441,379
   Ultra Mid-Cap                                  9,725,986      10,255,353        14,290,648       14,265,739
   Ultra NASDAQ-100                               5,706,184       5,838,287        17,631,339       20,517,215
   Ultra Short Dow 30                            71,993,891      71,853,863       133,236,754      132,999,825
   Ultra Short NASDAQ-100                         9,245,338      10,277,057        24,855,694       22,420,412
   Ultra Small-Cap                               16,069,941      16,986,353        15,785,956       15,548,793
   Utilities                                      2,612,401       1,977,872         2,079,552        2,052,176
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                       13,797,351      14,236,879        11,056,120       10,973,793
   Emerging Markets Fund                          8,759,079       8,855,007         7,166,720       12,657,958
   Global Bond Fund                              17,747,988      16,256,578           863,291          994,453
Janus Aspen Series
   Growth and Income Portfolio                            -               -            15,486          337,096
PIMCO Variable Insurance Trust
   Total Return Portfolio                        32,396,964      29,363,364        48,505,547       50,117,096
   Low Duration Portfolio                        10,947,540      12,561,255        17,851,956       22,702,233
   High Yield Portfolio                          45,895,501      40,169,690        38,996,008       37,408,680
   Real Return Portfolio                         30,422,772      29,739,717        13,434,080       15,673,331
   All Asset Portfolio                            2,278,403       1,640,028         4,631,469        4,185,159
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund               6,650,233       8,362,783         9,282,682        8,311,092
   Large Cap Value Fund                           2,619,365       1,656,920            37,862          158,846
   Mid Cap Value Fund                             5,017,784       4,885,541         6,010,443        4,735,253
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                     3,297,038       4,521,748         3,180,425        1,647,373
   Mid-Cap Growth Portfolio                       1,980,430       3,372,528         4,856,206        3,763,562
   Regency Portfolio                                 29,923         283,879         1,125,402          917,680
Premier VIT
   NACM Small Cap Portfolio                               -               -           142,429        1,083,246
Credit Suisse Trust
   International Equity Flex II Portfolio             9,366          36,114            16,297            5,396
   U.S. Equity Flex II Portfolio                     72,305         178,874            19,794           32,736
Dreyfus Variable Investment Fund
   Appreciation Portfolio                         2,151,269       2,197,705         1,719,183          147,434
   International Value Portfolio                     90,966         100,346            87,674           64,802
   Socially Responsible Growth Fund                       -               -            15,036           15,329
Direxion Insurance Trust
   HY Bond Fund                                   2,419,568       2,413,499         3,500,891        3,410,925
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                    1,315,826         894,199           639,324          516,824
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                  789,271         876,224           340,981          170,611
   Emerging Markets Equity Portfolio              1,273,601       2,202,825         1,660,453        2,553,175
   Mid Cap Growth Portfolio                         573,113         873,836           705,634          426,361
   U.S. Mid Cap Value Portfolio                     338,514         391,398           868,824          881,553
   U.S. Real Estate Portfolio                       192,227         221,787           340,259          149,193
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                 29,789,600      16,406,035         8,806,362        2,428,856
   Chariot Absolute Return All
   Opportunities Portfolio                       11,601,247      22,767,215         5,628,238       11,548,927
                                            ---------------- ---------------  ----------------  ---------------
                                             $1,476,363,698  $1,525,211,043    $1,834,066,993   $ 1,857,756,333
                                            ---------------- ---------------  ----------------  ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2011 and 2010 were as follows:

                                                                   2011                                       2010
                                               ----------------------------------------   ------------------------------------------
                                                                           Net Increase/                             Net Increase/
Portfolio                                        Purchases       Sales     (Decrease)      Purchases       Sales       (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                          7,173,689    7,411,544     (237,855)      5,240,002    5,006,661         233,341
   High Income Portfolio                           2,810,546    2,590,862      219,684       3,676,255    3,530,960         145,295
   Equity-Income Portfolio                           294,589      327,795      (33,206)        307,113      278,152          28,961
   Growth Portfolio                                  309,179      377,394      (68,215)         40,162      119,616         (79,454)
   Overseas Portfolio                                489,676      562,875      (73,199)        552,800      600,051         (47,251)
   Mid Cap Portfolio                                 112,899      235,580     (122,681)        386,127      351,473          34,654
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                            21,648       24,898       (3,250)          9,474       48,418         (38,944)
   Investment Grade Bond Portfolio                 1,088,245    1,189,550     (101,305)        988,929      999,117         (10,188)
   Index 500 Portfolio                               235,445      535,246     (299,801)        322,828      535,105        (212,277)
   Contrafund Portfolio                              153,872      238,821      (84,949)        161,905      298,570        (136,665)
   Asset Manager: Growth Portfolio                     6,223       13,370       (7,147)          4,038       35,602         (31,564)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                 64,646       98,923      (34,277)         70,232       52,023          18,209
   Growth & Income Portfolio                         117,775       40,951       76,824          16,526       61,499         (44,973)
   Growth Opportunities Portfolio                     66,089      208,035     (141,946)        232,521      102,500         130,021
   Value Strategies Portfolio                          8,923      165,539     (156,616)        576,560      500,452          76,108
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                      17,704       25,253       (7,549)         28,054       26,616           1,438
   Capital Appreciation Fund                          42,143      151,537     (109,394)        477,017      396,753          80,264
   International Fund                                195,234      315,013     (119,779)        365,305      546,260        (180,955)
   Value Fund                                        157,801      280,864     (123,063)        142,619      316,604        (173,985)
   Income & Growth Fund                               85,394       56,690       28,704          34,590       22,401          12,189
   Inflation Protection Fund                       1,914,856    1,843,594       71,262         311,163      223,278          87,885
   Large Company Value Fund                          148,118       33,269      114,849          21,905       11,415          10,490
   Mid Cap Value Fund                                 43,381       23,576       19,805          45,362       45,623            (261)
   Ultra Fund                                        333,196      443,440     (110,244)        138,825      479,790        (340,965)
MFS Variable Insurance Trust
   Research Series                                     2,822        8,595       (5,773)          2,611       10,687          (8,076)
   Growth Series                                      11,906       33,228      (21,322)         18,787       46,122         (27,335)
   Investors Trust Series                              2,505       12,458       (9,953)          8,568       18,060          (9,492)
   New Discovery Series                              288,841      407,841     (119,000)        699,590      626,149          73,441
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                          31,903      124,119      (92,216)        121,438      205,883         (84,445)
   Mid-Cap Value Portfolio                            66,447      153,325      (86,878)         63,569      269,329        (205,760)
   International Opportunities Portfolio             153,419      233,444      (80,025)        219,992      344,065        (124,073)
Alger Fund
   Large Cap Growth Portfolio                        203,262      375,034     (171,772)        260,571      517,423        (256,852)
   Mid Cap Growth Portfolio                          234,598      231,363        3,235         323,976      393,374         (69,398)
   Capital Appreciation Portfolio                     44,922       84,897      (39,975)        158,044      277,965        (119,921)
   Small Cap Growth Portfolio                          8,700       30,479      (21,779)          4,638       48,368         (43,730)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                          218,933      435,983     (217,050)        546,942      327,376         219,566
   Equity Portfolio                                  118,104      112,109        5,995          14,801       17,339          (2,538)
Invesco Variable Insurance Funds
   Technology Fund                                    93,185       96,675       (3,490)        115,413      119,354          (3,941)
   Utilities Fund                                     31,138       31,215          (77)         20,196       20,809            (613)
   Dividend Growth Fund                               66,079      145,960      (79,881)         96,030      148,468         (52,438)
   Global Health Care Fund                            31,034       71,870      (40,836)         71,372       95,025         (23,653)
   Basic Value Fund                                    3,693       11,409       (7,716)         16,685       21,087          (4,402)
   Global Real Estate Fund                            41,541       70,171      (28,630)         92,263       86,486           5,777
   International Growth Fund                          45,872       52,117       (6,245)         42,232       59,562         (17,330)
   Mid Cap Core Equity Fund                          160,797       88,921       71,876          33,286       37,806          (4,520)
J.P. Morgan Series Trust II
   Core Bond Portfolio                             1,282,444    1,144,328      138,116         143,470      193,781         (50,311)
   Small Cap Core Portfolio                           71,418      194,418     (123,000)        315,360       74,777         240,583
Rydex Variable Trust
   Nova Fund                                         191,967      214,270      (22,303)         84,416       69,513          14,903
   NASDAQ-100 Fund                                   369,445      367,712        1,733         161,531      158,371           3,160
   U.S. Government Money Market Fund                 318,789      360,580      (41,791)      1,134,613    1,061,833          72,780
   Inverse S&P 500 Strategy Fund                     530,215      587,077      (56,862)        749,205      688,779          60,426
   Inverse NASDAQ-100 Strategy Fund                1,302,080      918,944      383,136       1,026,905    1,032,930          (6,025)
   Inverse Government Long Bond Strategy Fund        139,785      259,837     (120,052)        203,101       38,512         164,589
   US Long Short Momentum Fund                        10,206       16,465       (6,259)         12,795       23,271         (10,476)
   Government Long Bond 1.2x Strategy              1,360,173    1,318,549       41,624       1,559,777    1,544,881          14,896
   Dow 2x Strategy Fund                                    -            -            -               -            -               -
   NASDAQ-100 2x Strategy Fund                             -            -            -             819          819               -
   S&P 500 2x Strategy Fund                                -           69          (69)              1           68             (67)
   Inverse Dow 2x Strategy Fund                            -            1           (1)          1,782        1,782               -
ProFunds VP
   Access VP High Yield Fund                         414,561      426,367      (11,806)        414,975      483,915         (68,940)
   Asia 30                                           648,100      727,535      (79,435)      1,475,682    1,664,829        (189,147)
   Banks                                             514,942      595,476      (80,534)      1,303,107    1,231,821          71,286
   Basic Materials                                   279,179      378,681      (99,502)        740,937      835,212         (94,275)
   Bear                                            6,375,885    6,307,007       68,878      12,568,362   12,639,765         (71,403)
   Biotechnology                                      96,900      100,922       (4,022)        218,924      221,592          (2,668)
   Bull                                            9,974,903    9,921,596       53,307      16,970,388   17,250,917        (280,529)
   Consumer Goods                                    176,400      283,314     (106,914)        473,654      301,135         172,519
   Consumer Services                                 145,425      222,451      (77,026)        290,771      197,237          93,534
   Dow 30                                            198,178      134,901       63,277         146,903      141,813           5,090
   Emerging Markets                                  886,932      945,394      (58,462)      2,287,707    2,597,078        (309,371)
   Europe 30                                         355,103      373,100      (17,997)        534,327      567,041         (32,714)
   Falling U.S. Dollar                               119,188      117,445        1,743         264,817      262,754           2,063
   Financials                                         84,964       88,180       (3,216)        706,731      762,231         (55,500)
   Health Care                                       395,775      481,445      (85,670)        208,674      155,088          53,586
   Industrials                                       308,935      369,109      (60,174)        502,027      454,796          47,231
   International                                     166,794      180,907      (14,113)         83,330       56,536          26,794
   Internet                                           66,734      106,396      (39,662)         94,479       75,193          19,286
   Japan                                             255,995      283,737      (27,742)        580,424      534,327          46,097
   Large-Cap Growth                                  447,486      504,630      (57,144)        208,263      129,877          78,386
   Large-Cap Value                                   343,263      401,017      (57,754)        893,019      716,813         176,206
   Mid-Cap                                           284,209      287,041       (2,832)        443,402      519,560         (76,158)
   Mid-Cap Growth                                    572,160      685,565     (113,405)        511,059      441,772          69,287
   Mid-Cap Value                                      77,928      104,768      (26,840)        458,702      433,686          25,016
   Money Market                                   33,168,274   33,655,269     (486,995)     37,803,232   38,214,951        (411,719)
   Oil & Gas                                         638,431      756,925     (118,494)      1,109,385    1,063,438          45,947
   NASDAQ-100                                      5,964,774    6,299,804     (335,030)      5,808,000    5,790,686          17,314
   Pharmaceuticals                                   120,091      109,882       10,209         136,196      126,315           9,881
   Precious Metals                                   997,334    1,123,758     (126,424)      1,326,265    1,229,871          96,394
   Real Estate                                       213,826      299,889      (86,063)      1,092,766    1,089,201           3,565
   Rising Rates Opportunity                        3,567,260    4,044,574     (477,314)      3,804,507    3,246,511         557,996
   Semiconductor                                      58,165       60,382       (2,217)         50,330      286,258        (235,928)
   Short Dow 30                                       84,832       81,733        3,099         427,770      425,526           2,244
   Short Emerging Markets                            370,705      510,310     (139,605)      2,848,946    2,710,257         138,689
   Short International                               158,865      157,124        1,741         202,673      210,393          (7,720)
   Short Mid-Cap                                     155,170      155,110           60         572,076      640,555         (68,479)
   Short NASDAQ-100                               10,534,214   10,409,426      124,788       9,775,667    9,861,229         (85,562)
   Short Small-Cap                                 3,269,564    3,260,251        9,313       2,784,311    2,960,530        (176,219)
   Small-Cap                                       1,582,437    1,471,162      111,275       2,986,887    3,086,760         (99,873)
   Small-Cap Growth                                  235,257      323,364      (88,107)        589,238      558,497          30,741
   Small-Cap Value                                   179,834      200,434      (20,600)        397,198      370,846          26,352
   Technology                                         57,474       64,112       (6,638)        165,856      309,024        (143,168)
   Telecommunications                                 87,297       88,508       (1,211)        241,697      436,096        (194,399)
   U.S. Government Plus                            2,351,098    2,320,286       30,812       1,719,629    1,691,697          27,932
   Ultra Bull                                     18,931,790   19,300,684     (368,894)     37,479,930   38,052,087        (572,157)
   Ultra Mid-Cap                                   1,282,527    1,357,509      (74,982)      2,365,780    2,337,454          28,326
   Ultra NASDAQ-100                                  572,006      591,161      (19,155)      2,487,952    2,846,590        (358,638)
   Ultra Short Dow 30                             18,283,918   18,293,043       (9,125)     22,542,878   22,494,454          48,424
   Ultra Short NASDAQ-100                          3,035,734    3,358,854     (323,120)      5,516,801    5,090,608         426,193
   Ultra Small-Cap                                 3,233,117    3,391,438     (158,321)      3,500,938    3,396,002         104,936
   Utilities                                         267,309      216,856       50,453         214,933      210,164           4,769
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                           484,649      497,949      (13,300)        434,350      406,624          27,726
   Emerging Markets Fund                             292,121      304,931      (12,810)        272,277      471,417        (199,140)
   Global Bond Fund                                1,160,082    1,070,229       89,853          53,000       64,942         (11,942)
   Worldwide Real Estate Fund                              -            -            -               -            -               -
Janus Aspen Series
   Growth and Income Portfolio                             -            -            -           1,062       24,571         (23,509)
PIMCO Variable Insurance Trust
   Total Return Portfolio                          2,274,037    2,096,780      177,257       3,478,982    3,689,396        (210,414)
   Low Duration Portfolio                            920,854    1,049,862     (129,008)      1,495,076    1,901,425        (406,349)
   High Yield Portfolio                            3,263,134    2,924,919      338,215       3,027,733    2,957,201          70,532
   Real Return Portfolio                           2,147,620    2,117,396       30,224       1,033,347    1,213,055        (179,708)
   All Asset Portfolio                               172,813      130,385       42,428         385,502      349,849          35,653
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                  648,790      869,294     (220,504)      1,082,859      999,694          83,165
   Large Cap Value Fund                              260,746      151,930      108,816           3,723       16,062         (12,339)
   Mid Cap Value Fund                                372,422      364,473        7,949         538,724      413,699         125,025
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                        335,548      499,685     (164,137)        382,792      227,396         155,396
   Mid-Cap Growth Portfolio                          133,792      233,716      (99,924)        396,281      312,286          83,995
   Regency Portfolio                                   2,597       26,504      (23,907)        110,691       91,948          18,743
Premier VIT
   NACM Small Cap Portfolio                                -            -            -          17,345      119,265        (101,920)
   OpCap Renaissance Portfolio                             -            -            -               -            -               -
Credit Suisse Trust
   International Equity Flex II Portfolio              1,310        5,914       (4,604)          2,512          847           1,665
   U.S. Equity Flex II Portfolio                       7,175       19,653      (12,478)          2,238        3,475          (1,237)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                            190,611      207,912      (17,301)        161,657       15,387         146,270
   International Value Portfolio                      12,450       13,619       (1,169)         10,702        7,925           2,777
   Socially Responsible Growth Fund                        -            -            -           1,573        1,573               -
Direxion Insurance Trust
   Managed Bond Fund                                       -            -            -               -            -               -
   All-Cap Equity Fund                                     -            -            -               -            -               -
   HY Bond Fund                                      254,897      255,635         (738)        384,979      372,865          12,114
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                       139,374       98,928       40,446          73,530       61,406          12,124
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                    59,337       67,309       (7,972)         27,105       13,834          13,271
   Emerging Markets Equity Portfolio                 112,507      198,896      (86,389)        148,132      243,122         (94,990)
   Mid Cap Growth Portfolio                           46,464       68,213      (21,749)         68,135       40,029          28,106
   U.S. Mid Cap Value Portfolio                       31,736       36,358       (4,622)         94,757       91,863           2,894
   U.S. Real Estate Portfolio                         18,936       21,593       (2,657)         37,170       16,370          20,800
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                   2,895,974    1,545,441    1,350,533         957,976      228,330         729,646
   Chariot Absolute Return All Opportunities
   Portfo1io                                       1,229,476    2,403,628   (1,174,152)        595,966    1,173,303        (577,337)
                                               -------------- ------------ ------------   ------------- ------------ ---------------
                                                 173,388,188  178,598,066   (5,209,878)    228,087,772  230,109,140      (2,021,368)
                                               -------------- ------------ ------------   ------------- ------------ ---------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                             December 31                                    Year Ended December 31
                                   -------------------------------------------  -------------------------------------------------
                                                Unit Fair Value                  Investment   Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                       Units       Highest         Net Assets      Ratio*       Highest**          Highest***
                                   ----------   --------------- --------------  ------------- --------------    -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2011                       1,680,867    9.33 to 14.41     $18,551,744      0.12%      0.95% to 1.55%    -2.89% to -0.83%
        2010                       1,918,722    9.58 to 14.60     $21,577,234      0.27%      0.95% to 1.55%    -2.83% to -0.77%
        2009                       1,685,381    9.83 to 14.78     $19,608,907      0.78%      0.95% to 1.55%    -2.30% to -0.23%
        2008                       2,564,184    10.03 to 14.89    $30,455,561      3.31%      0.95% to 1.55%    -0.08% to 2.04%
        2007                       2,043,530    10.01 to 14.66    $23,737,231      5.74%      0.95% to 1.55%     2.34% to 4.21%

    High Income Portfolio
        2011                       1,880,325    12.23 to 19.48    $33,676,891      6.20%      0.95% to 1.55%     0.86% to 2.74%
        2010                       1,660,641    12.13 to 18.89    $29,229,531      8.03%      0.95% to 1.55%    10.54% to 12.60%
        2009                       1,515,346    10.97 to 16.83    $24,085,137      10.39%     0.95% to 1.55%    39.51% to 42.11%
        2008                         794,525    7.85 to 11.86      $8,923,331      6.01%      0.95% to 1.55%    -27.22% to -25.85%
        2007                         453,857    10.77 to 16.03     $6,821,157      6.36%      0.95% to 1.55%    -0.30% to 1.57%

    Equity-Income Portfolio
        2011                         877,664    8.77 to 28.07     $13,262,783      2.20%      0.95% to 1.55%    -2.56% to -0.29%
        2010                         910,870    9.00 to 27.76     $14,115,630      1.67%      0.95% to 1.55%    11.25% to 13.83%
        2009                         881,909    8.09 to 24.45     $12,618,276      2.15%      0.95% to 1.55%    25.73% to 28.66%
        2008                         815,503    6.43 to 19.04      $9,566,380      2.23%      0.95% to 1.55%    -44.84% to -43.55%
        2007                         925,020    11.61 to 33.78    $20,839,681      1.82%      0.95% to 1.55%    -1.94% to 0.34%

    Growth Portfolio
        2011                         299,451    9.14 to 24.80      $6,376,464      0.32%      0.95% to 1.55%    -2.40% to -0.98%
        2010                         367,666    9.37 to 24.80      $8,060,444      0.23%      0.95% to 1.55%    20.93% to 22.69%
        2009                         447,386    7.59 to 20.25      $7,956,046      0.40%      0.95% to 1.55%    24.62% to 26.76%
        2008                         505,288    6.09 to 16.01      $6,988,256      0.66%      0.95% to 1.55%    -48.69% to -47.81%
        2007                         759,562    11.88 to 30.74    $19,372,697      0.76%      0.95% to 1.55%    23.33% to 25.46%

    Overseas Portfolio
        2011                         670,859    8.35 to 17.16      $8,786,232      1.20%      0.95% to 1.55%    -19.98% to -18.12%
        2010                         744,058    10.42 to 20.36    $12,016,775      1.15%      0.95% to 1.55%    9.23% to 11.76%
        2009                         791,309    9.52 to 18.26     $11,518,915      2.00%      0.95% to 1.55%    22.18% to 25.03%
        2008                         711,484    7.77 to 14.63      $8,477,770      2.58%      0.95% to 1.55%    -45.76% to -44.49%
        2007                         721,812    14.31 to 26.41    $15,664,550      3.16%      0.95% to 1.55%    13.29% to 15.94%

    Mid Cap Portfolio
        2011                         331,678    11.45 to 21.53     $6,434,527      0.12%      0.95% to 1.55%    -13.79% to -11.69%
        2010                         454,359    13.20 to 24.63    $10,085,091      0.25%      0.95% to 1.55%    24.34% to 27.36%
        2009                         419,705    10.54 to 19.53     $7,290,350      0.56%      0.95% to 1.55%    35.15% to 38.43%
        2008                         492,030    8.24 to 14.25      $6,206,550      0.37%      0.95% to 1.55%    -41.61% to -40.18%
        2007                         642,489    13.92 to 24.06    $13,552,658      0.78%      0.95% to 1.55%    11.52% to 14.24%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2011                          79,914    11.66 to 22.03     $1,490,922      1.88%      0.95% to 1.55%    -5.02% to -3.73%
        2010                          83,164    12.17 to 22.72     $1,701,867      1.40%      0.95% to 1.55%    11.26% to 12.89%
        2009                         122,618    10.68 to 20.17     $2,168,447      2.32%      0.95% to 1.55%    25.71% to 27.54%
        2008                         122,462    8.70 to 15.84      $1,801,191      2.40%      0.95% to 1.55%    -30.60% to -29.58%
        2007                         159,987    12.14 to 22.54     $3,373,611      6.03%      0.95% to 1.55%    12.43% to 14.08%

    Investment Grade Bond Portfolio
        2011                         464,138    11.59 to 22.47     $8,039,276      3.89%      0.95% to 1.55%     4.19% to 6.03%
        2010                         565,443    11.27 to 21.25     $9,194,859      3.53%      0.95% to 1.55%     4.68% to 6.53%
        2009                         575,631    10.77 to 19.99     $9,061,004      8.44%      0.95% to 1.55%    12.39% to 14.38%
        2008                         515,445    9.58 to 17.52      $7,439,169      4.31%      0.95% to 1.55%    -5.99% to -4.38%
        2007                         525,382    10.28 to 18.37     $8,235,997      3.90%      0.95% to 1.55%     1.35% to 3.10%

    Index 500 Portfolio
        2011                       1,447,387    9.45 to 29.45     $20,589,498      1.69%      0.95% to 1.55%    -1.56% to 0.82%
        2010                       1,747,188    9.40 to 28.83     $24,749,932      1.67%      0.95% to 1.55%    10.68% to 13.65%
        2009                       1,959,465    8.49 to 25.42     $24,814,080      2.28%      0.95% to 1.55%    21.83% to 25.11%
        2008                       2,025,979    6.97 to 20.36     $21,069,140      2.02%      0.95% to 1.55%    -39.39% to -37.76%
        2007                       2,132,365    11.50 to 32.78    $37,472,471      3.45%      0.95% to 1.55%     1.44% to 4.18%

    Contrafund Portfolio
        2011                         753,305    10.51 to 35.20    $17,234,641      0.90%      0.95% to 1.55%    -5.37% to -3.70%
        2010                         838,254    11.11 to 36.10    $20,075,700      1.05%      0.95% to 1.55%    13.81% to 15.82%
        2009                         975,009    9.76 to 31.23     $20,217,408      1.19%      0.95% to 1.55%    31.93% to 34.19%
        2008                       1,216,833    7.94 to 23.34     $18,210,919      0.88%      0.95% to 1.55%    -44.20% to -43.23%
        2007                       1,335,536    14.14 to 41.18    $36,545,523      0.84%      0.95% to 1.55%    14.22% to 16.19%

    Asset Manager: Growth Portfolio
        2011                          49,691    10.59 to 20.76       $940,831      1.55%      0.95% to 1.55%    -8.58% to -7.34%
        2010                          56,838    11.59 to 22.16     $1,174,249      0.97%      0.95% to 1.55%    13.39% to 14.93%
        2009                          88,402    10.16 to 19.32     $1,408,607      1.54%      0.95% to 1.55%    29.79% to 31.16%
        2008                          77,630    7.83 to 14.74      $1,026,358      1.79%      0.95% to 1.55%    -37.25% to -36.55%
        2007                          93,962    12.47 to 23.29     $1,973,554      4.95%      0.95% to 1.55%    16.18% to 17.47%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2011                         240,961    11.12 to 16.81     $3,439,144      1.47%      0.95% to 1.55%    -6.10% to -4.73%
        2010                         275,238    11.29 to 17.43     $4,173,267      1.58%      0.95% to 1.55%    13.60% to 16.64%
        2009                         257,723    9.94 to 14.97      $3,433,604      1.73%      0.95% to 1.55%    33.43% to 37.02%
        2008                         291,121    7.45 to 10.96      $2,823,637      1.55%      0.95% to 1.55%    -36.49% to -34.77%
        2007                         374,539    11.73 to 16.83     $5,600,880      3.22%      0.95% to 1.55%     4.85% to 7.69%

    Growth & Income Portfolio
        2011                         232,973    9.18 to 16.60      $3,074,009      1.34%      0.95% to 1.55%    -1.97% to 0.40%
        2010                         156,149    9.37 to 16.27      $2,325,706      0.59%      0.95% to 1.55%    12.23% to 13.47%
        2009                         201,122    9.12 to 14.36      $2,616,283      0.97%      0.95% to 1.55%    24.44% to 25.82%
        2008                         229,792    7.32 to 11.45      $2,421,840      1.13%      0.95% to 1.55%    -43.28% to -42.45%
        2007                         269,274    12.86 to 19.92     $4,995,965      1.79%      0.95% to 1.55%    9.19% to 10.79%

    Growth Opportunities Portfolio
        2011                         162,570    9.50 to 13.01      $1,912,227      0.09%      0.95% to 1.55%    -0.74% to 1.01%
        2010                         304,516    9.69 to 13.01      $3,475,300      0.12%      0.95% to 1.55%    20.19% to 22.31%
        2009                         174,495    8.06 to 10.74      $1,675,468      0.45%      0.95% to 1.55%    42.51% to 44.09%
        2008                         175,378     5.87 to 6.71      $1,171,472      0.38%      0.95% to 1.55%    -56.05% to -55.56%
        2007                         200,489    11.09 to 15.13     $3,021,779      0.00%      0.95% to 1.55%    20.40% to 21.74%

    Value Strategies Portfolio
        2011                          71,189    9.79 to 11.56        $790,907      0.36%      0.95% to 1.55%    -11.24% to -9.90%
        2010                         227,805    10.99 to 12.83     $2,786,365      0.34%      0.95% to 1.55%    23.28% to 25.14%
        2009                         151,697    8.87 to 10.25      $1,505,118      0.50%      0.95% to 1.55%    53.43% to 55.67%
        2008                          24,659     5.76 to 6.59        $157,512      0.52%      0.95% to 1.55%    -52.45% to -51.75%
        2007                          27,777    12.07 to 13.65       $370,267      2.22%      0.95% to 1.55%     2.93% to 4.44%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2011                         152,712    11.25 to 17.47     $2,149,355      1.91%      0.95% to 1.55%     1.87% to 4.34%
        2010                         160,261    10.93 to 16.70     $2,186,351      1.87%      0.95% to 1.55%    7.96% to 10.58%
        2009                         158,823    9.98 to 15.17      $1,995,242      4.90%      0.95% to 1.55%    11.68% to 14.39%
        2008                         196,978    8.82 to 13.32      $2,148,308      2.58%      0.95% to 1.55%    -22.97% to -21.09%
        2007                         205,108    11.30 to 16.96     $2,926,118      2.01%      0.95% to 1.55%     1.46% to 3.94%

    Capital Appreciation Fund
        2011                         132,575    14.19 to 22.91     $2,618,337      0.00%      0.95% to 1.55%    -8.99% to -7.39%
        2010                         241,969    15.79 to 24.61     $5,009,357      0.00%      0.95% to 1.55%    27.80% to 30.05%
        2009                         161,705    12.36 to 19.01     $2,759,551      0.79%      0.95% to 1.55%    33.49% to 35.78%
        2008                         182,644    9.74 to 14.07      $2,329,054      0.00%      0.95% to 1.55%    -47.60% to -46.69%
        2007                         382,826    17.83 to 26.51     $8,347,632      0.00%      0.95% to 1.55%    41.97% to 44.42%

    International Fund
        2011                         512,809    7.58 to 14.82      $6,681,840      1.33%      0.85% to 1.55%    -15.04% to -13.02%
        2010                         632,588    9.17 to 17.16      $9,593,411      2.25%      0.85% to 1.55%    9.53% to 12.07%
        2009                         813,543    10.31 to 15.42    $10,987,454      1.84%      0.95% to 1.55%    29.36% to 32.37%
        2008                         978,252    7.94 to 11.73     $10,065,494      0.71%      0.95% to 1.55%    -46.67% to -45.42%
        2007                       1,092,563    14.91 to 21.64    $20,396,600      0.58%      0.95% to 1.55%    14.13% to 16.80%

    Value Fund
        2011                         725,210    9.37 to 21.68     $10,374,251      1.89%      0.95% to 1.55%    -2.36% to -0.09%
        2010                         848,273    9.59 to 21.43     $12,210,338      1.97%      0.95% to 1.55%    9.04% to 11.97%
        2009                       1,022,258    8.76 to 19.16     $13,211,320      5.08%      0.95% to 1.55%    15.49% to 18.59%
        2008                       1,131,427    7.55 to 16.22     $12,574,284      2.48%      0.95% to 1.55%    -29.40% to -27.50%
        2007                       1,318,278    10.66 to 22.46    $20,368,762      1.55%      0.95% to 1.55%    -8.68% to -6.21%

    Income & Growth Fund
        2011                         135,543    8.07 to 13.55      $1,523,306      1.36%      0.85% to 1.55%    -0.52% to 1.89%
        2010                         106,839    8.73 to 13.39      $1,207,242      1.43%      0.85% to 1.55%    10.28% to 12.78%
        2009                          94,650    7.83 to 11.70        $991,592      3.45%      0.85% to 1.55%    13.61% to 16.66%
        2008                         175,561    6.94 to 10.13      $1,510,279      1.83%      0.85% to 1.55%    -37.05% to -35.35%
        2007                         141,418    11.61 to 15.83     $1,998,046      1.81%      0.85% to 1.55%    -2.46% to -1.38%

    Inflation Protection Fund
        2011                         866,640    11.77 to 13.49    $11,267,059      5.24%      0.95% to 1.55%    8.40% to 10.69%
        2010                         795,378    10.86 to 12.19     $9,396,861      1.72%      0.95% to 1.55%     1.94% to 4.11%
        2009                         707,493    10.66 to 11.71     $8,066,463      1.57%      0.85% to 1.55%     6.93% to 9.20%
        2008                         768,157    9.97 to 10.72      $8,064,948      5.30%      0.85% to 1.55%    -4.56% to -2.53%
        2007                         701,810    10.42 to 11.00     $7,601,435      4.70%      0.85% to 1.55%     6.52% to 8.47%

    Large Company Value Fund
        2011                         162,763     7.56 to 9.79      $1,514,112      0.71%      0.85% to 1.55%    -2.42% to -0.10%
        2010                          47,914     7.93 to 9.80        $440,167      1.42%      0.85% to 1.55%     7.20% to 9.75%
        2009                          37,424     7.39 to 8.93        $320,721      3.67%      0.85% to 1.55%    16.13% to 18.78%
        2008                          44,713     6.83 to 7.52        $326,009      2.83%      0.85% to 1.55%    -39.09% to -38.01%
        2007                          67,480    11.42 to 12.13       $799,171      0.53%      0.85% to 1.55%    -3.99% to -2.28%

    Mid Cap Value Fund
        2011                          61,001    11.58 to 13.87       $787,233      1.22%      0.85% to 1.55%    -4.10% to -1.78%
        2010                          41,196    11.92 to 14.12       $546,124      2.19%      0.85% to 1.55%    15.06% to 17.85%
        2009                          41,457    10.62 to 11.98       $474,488      3.27%      0.85% to 1.55%    26.66% to 28.58%
        2008                          39,953     8.78 to 9.32        $360,095      0.07%      0.85% to 1.55%    -26.34% to -25.23%
        2007                          30,139    11.39 to 12.46       $367,775      0.63%      0.85% to 1.55%    -4.56% to -3.35%

    Ultra Fund
        2011                          39,424    8.62 to 10.19        $368,838      0.00%      0.85% to 1.55%    -2.79% to -0.09%
        2010                         149,668    9.02 to 10.20      $1,402,342      0.02%      0.85% to 1.55%    11.62% to 14.73%
        2009                         490,633     8.10 to 8.89      $4,260,026      0.01%      0.85% to 1.55%    30.16% to 33.25%
        2008                          34,787     6.26 to 6.67        $223,797      0.00%      0.85% to 1.55%    -43.21% to -42.20%
        2007                          55,104    11.01 to 11.55       $619,200      0.00%      0.85% to 1.55%    17.61% to 19.69%

   MFS Variable Insurance Trust
    Research Series
        2011                          46,831    11.71 to 13.09       $602,812      0.85%      0.95% to 1.40%    -2.70% to -1.63%
        2010                          52,604    12.03 to 13.27       $690,199      0.90%      0.95% to 1.40%    13.30% to 14.55%
        2009                          61,313    10.62 to 11.59       $704,512      1.32%      0.95% to 1.40%    27.56% to 28.97%
        2008                          74,583     7.82 to 8.99        $664,908      0.57%      0.95% to 1.40%    -37.56% to -36.86%
        2007                          97,472    12.51 to 14.23     $1,377,476      0.65%      0.95% to 1.40%    10.63% to 11.86%

    Growth Series
        2011                          95,481    11.45 to 16.42     $1,287,890      0.16%      0.95% to 1.40%    -3.20% to -1.50%
        2010                         116,803    11.83 to 16.83     $1,606,866      0.10%      0.95% to 1.40%    11.96% to 13.94%
        2009                         144,138    10.56 to 14.92     $1,736,135      0.26%      0.95% to 1.40%    34.54% to 36.03%
        2008                         156,622    7.93 to 11.08      $1,394,097      0.21%      0.95% to 1.40%    -38.82% to -38.14%
        2007                         206,672    12.96 to 14.61     $2,983,687      0.00%      0.95% to 1.40%    18.41% to 19.73%

    Investors Trust Series
        2011                          25,047    11.22 to 12.09       $286,314      0.93%      0.95% to 1.40%    -4.06% to -3.34%
        2010                          35,000    11.34 to 12.51       $417,969      1.10%      0.95% to 1.40%     8.63% to 9.83%
        2009                          44,492    10.44 to 11.39       $484,098      1.42%      0.95% to 1.40%    23.99% to 25.36%
        2008                          58,367     8.15 to 9.08        $507,003      0.86%      0.95% to 1.40%    -34.61% to -33.89%
        2007                          66,818    12.87 to 13.74       $877,160      0.82%      0.95% to 1.40%     7.79% to 8.99%

    New Discovery Series
        2011                         125,840    11.41 to 25.29     $2,477,406      0.00%      0.95% to 1.40%    -12.66% to -11.34%
        2010                         244,840    13.06 to 28.23     $4,715,606      0.00%      0.95% to 1.40%    32.65% to 34.66%
        2009                         171,399    9.84 to 21.00      $2,730,531      0.00%      0.95% to 1.40%    59.06% to 61.38%
        2008                         385,164    6.19 to 13.05      $3,124,597      0.00%      0.95% to 1.40%    -40.96% to -40.09%
        2007                         149,180    10.48 to 21.82     $2,897,525      0.00%      0.95% to 1.40%    -0.19% to 1.28%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
        2011                         176,809    9.08 to 15.54      $2,323,787      0.60%      0.95% to 1.40%    -8.07% to -6.97%
        2010                         269,025    9.86 to 16.42      $3,717,230      0.48%      0.95% to 1.40%    14.63% to 16.30%
        2009                         353,470    8.57 to 14.19      $4,188,450      0.88%      0.95% to 1.40%    16.08% to 17.77%
        2008                         442,890    7.35 to 12.10      $4,443,941      1.39%      0.95% to 1.40%    -37.94% to -37.02%
        2007                         530,985    11.79 to 19.30     $8,648,953      1.30%      0.95% to 1.40%     0.97% to 2.45%

    Mid-Cap Value Portfolio
        2011                         356,732    8.82 to 22.91      $5,819,068      0.19%      0.95% to 1.40%    -7.03% to -4.92%
        2010                         443,610    9.48 to 23.81      $7,642,550      0.33%      0.95% to 1.40%    21.48% to 24.25%
        2009                         649,370    7.79 to 19.25      $8,803,053      0.43%      0.95% to 1.40%    22.56% to 25.42%
        2008                         843,603    6.34 to 15.42      $9,213,430      1.18%      0.95% to 1.40%    -41.30% to -39.93%
        2007                       1,028,146    10.78 to 25.79    $18,972,002      0.44%      0.95% to 1.40%    -2.65% to -0.38%

    International Opportunities Portfolio
        2011                         729,416    9.21 to 18.41     $10,954,539      0.95%      0.95% to 1.40%    -18.49% to -16.51%
        2010                         809,441    11.27 to 22.21    $14,585,327      0.73%      0.95% to 1.40%    17.35% to 20.08%
        2009                         933,514    9.59 to 18.63     $14,038,945      1.55%      0.95% to 1.40%    43.14% to 46.47%
        2008                         956,822    6.68 to 12.81      $9,797,112      0.64%      0.95% to 1.40%    -53.09% to -51.99%
        2007                         868,676    14.22 to 26.86    $18,245,167      1.07%      0.95% to 1.40%     1.42% to 3.74%

   Alger Fund
    Large Cap Growth Portfolio
        2011                         838,863    7.58 to 14.84      $8,850,097      1.07%      0.95% to 1.40%    -3.53% to -1.29%
        2010                       1,010,635    7.56 to 15.14     $11,007,716      0.73%      0.95% to 1.40%    9.76% to 12.32%
        2009                       1,267,487    6.76 to 13.57     $12,048,320      0.62%      0.95% to 1.40%    42.86% to 46.18%
        2008                       1,243,245     4.65 to 9.35      $8,174,886      0.23%      0.95% to 1.40%    -47.89% to -46.67%
        2007                       1,377,460    8.75 to 17.38     $16,684,566      0.35%      0.95% to 1.40%    16.09% to 18.81%

    Mid Cap Growth Portfolio
        2011                         631,802    8.52 to 14.65      $6,773,234      0.38%      0.95% to 1.40%    -11.20% to -9.14%
        2010                         628,567    9.57 to 16.29      $7,449,633      0.00%      0.95% to 1.40%    15.57% to 18.25%
        2009                         697,907    8.27 to 13.91      $6,861,016      0.00%      0.95% to 1.40%    46.85% to 50.27%
        2008                         649,603     5.62 to 9.35      $4,259,638      0.16%      0.95% to 1.40%    -59.70% to -58.75%
        2007                         743,382    13.76 to 23.26    $11,743,356      4.66%      0.95% to 1.40%    27.33% to 30.31%

    Capital Appreciation Portfolio
        2011                         319,013    9.09 to 19.42      $3,504,103      0.11%      0.95% to 1.40%    -2.95% to -1.24%
        2010                         358,988    9.10 to 19.86      $3,841,059      0.40%      0.95% to 1.40%    10.99% to 12.95%
        2009                         478,909    8.09 to 17.76      $4,441,117      0.00%      0.95% to 1.40%    47.52% to 49.68%
        2008                         607,361    5.43 to 12.21      $4,155,821      0.00%      0.95% to 1.40%    -46.44% to -45.66%
        2007                         674,353    10.04 to 22.28     $8,498,018      0.00%      0.95% to 1.40%    30.35% to 32.27%

    Small Cap Growth Portfolio
        2011                         136,838    9.18 to 17.79      $1,482,858      0.00%      0.85% to 1.45%    -6.23% to -4.10%
        2010                         158,617    9.54 to 18.55      $1,815,718      0.00%      0.85% to 1.45%    21.35% to 24.11%
        2009                         202,347    7.72 to 14.94      $1,868,807      0.00%      0.85% to 1.45%    41.07% to 44.13%
        2008                         229,751    5.38 to 12.75      $1,499,453      0.00%      0.85% to 1.45%    -48.01% to -47.11%
        2007                         340,860    10.22 to 24.74     $4,424,080      0.00%      0.85% to 1.45%    14.16% to 16.13%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2011                          54,924    11.44 to 15.62       $723,996      0.00%      0.95% to 1.40%    -0.09% to 1.36%
        2010                         271,974    11.42 to 15.57     $3,463,160      0.00%      0.95% to 1.40%    28.36% to 30.23%
        2009                          52,408    8.86 to 10.33        $509,286      0.00%      0.95% to 1.40%    28.89% to 30.77%
        2008                          52,609     6.85 to 7.90        $394,188      0.00%      0.95% to 1.40%    -38.69% to -37.79%
        2007                          58,720    11.13 to 12.70       $713,931      0.00%      0.95% to 1.40%     7.54% to 9.12%

    Equity Portfolio
        2011                          59,193    11.31 to 13.01       $727,798      0.00%      0.95% to 1.40%    -3.68% to -2.27%
        2010                          53,198    11.74 to 13.32       $672,384      0.06%      0.95% to 1.40%    14.49% to 16.16%
        2009                          55,736    10.02 to 11.46       $602,724      0.36%      0.95% to 1.40%    31.08% to 32.99%
        2008                          45,593     7.61 to 8.62        $372,791      0.00%      0.95% to 1.40%    -37.32% to -36.40%
        2007                          46,530    12.09 to 13.55       $600,055      0.00%      0.95% to 1.40%     7.37% to 8.94%

   Invesco Variable Insurance Funds
    Technology Fund
        2011                          83,409    9.60 to 15.05        $908,911      0.22%      0.95% to 1.40%    -7.58% to -5.95%
        2010                          86,899    10.46 to 16.57     $1,013,253      0.00%      0.95% to 1.40%    18.08% to 20.16%
        2009                          90,840    8.83 to 13.88        $882,841      0.00%      0.95% to 1.40%    53.67% to 55.91%
        2008                          73,416     5.75 to 6.55        $455,864      0.00%      0.95% to 1.40%    -45.83% to -45.03%
        2007                          85,547    10.61 to 11.97       $961,984      0.00%      0.95% to 1.40%     5.14% to 6.68%

    Utilities Fund
        2011                          79,444    14.39 to 21.30     $1,442,706      3.32%      0.95% to 1.40%    12.62% to 15.35%
        2010                          79,521    12.61 to 18.65     $1,267,500      3.56%      0.95% to 1.40%     2.80% to 5.30%
        2009                          80,134    12.10 to 17.89     $1,224,229      3.90%      0.95% to 1.40%    11.14% to 13.84%
        2008                         116,301    10.74 to 15.87     $1,565,196      1.48%      0.95% to 1.40%    -34.59% to -33.00%
        2007                         303,759    16.20 to 24.30     $6,135,773      2.07%      0.95% to 1.40%    17.65% to 19.50%

    Dividend Growth Fund
        2011                         120,897     4.68 to 5.94        $691,602      0.18%      0.95% to 1.40%    -5.31% to -3.02%
        2010                         200,778     4.94 to 6.33      $1,180,439      0.10%      0.95% to 1.40%     6.68% to 9.27%
        2009                         253,216     4.59 to 5.98      $1,374,884      2.08%      0.95% to 1.40%    23.23% to 26.22%
        2008                         583,292     3.68 to 4.77      $2,526,025      6.64%      0.95% to 1.40%    -60.79% to -59.83%
        2007                          95,694    9.25 to 11.78      $1,001,234      2.04%      0.95% to 1.40%    -24.34% to -22.96%

    Global Health Care Fund
        2011                          73,296    10.92 to 13.63       $893,103      0.00%      0.95% to 1.40%     1.49% to 2.97%
        2010                         114,132    10.76 to 13.37     $1,354,409      0.00%      0.95% to 1.40%     2.80% to 4.30%
        2009                         137,785    10.47 to 13.23     $1,581,165      0.40%      0.95% to 1.40%    24.65% to 26.47%
        2008                          98,289     8.40 to 9.33        $891,597      0.00%      0.95% to 1.40%    -30.32% to -29.30%
        2007                         124,466    12.05 to 13.25     $1,609,472      0.00%      0.95% to 1.40%    9.19% to 10.79%

    Basic Value Fund
        2011                          11,965     6.60 to 7.09         $81,720      0.49%      0.85% to 1.45%    -6.57% to -5.40%
        2010                          19,681     7.07 to 7.60        $143,020      0.31%      0.85% to 1.45%     3.53% to 5.04%
        2009                          24,083     6.77 to 7.25        $169,843      2.07%      0.85% to 1.45%    42.51% to 44.89%
        2008                           1,740     4.75 to 4.97          $8,510      0.05%      0.85% to 1.45%    -53.62% to -52.84%
        2007                          24,577    10.25 to 10.53       $258,682      0.69%      0.85% to 1.45%          n/a

    Global Real Estate Fund
        2011                          31,790     7.96 to 8.90        $262,657      2.85%      0.85% to 1.45%    -9.80% to -8.02%
        2010                          60,420     8.81 to 9.67        $547,641      4.62%      0.85% to 1.45%    13.38% to 15.44%
        2009                          54,643     7.74 to 8.32        $433,573      0.00%      0.85% to 1.45%    26.97% to 29.08%
        2008                          11,958     6.17 to 6.45         $75,360      3.43%      0.85% to 1.45%    -46.42% to -45.58%
        2007                          27,052    11.54 to 11.89       $317,227      12.65%     0.85% to 1.45%          n/a

    International Growth Fund
        2011                          25,891     8.69 to 9.90        $242,008      1.50%      0.85% to 1.45%    -10.37% to -8.28%
        2010                          32,136    9.69 to 10.79        $328,439      1.28%      0.85% to 1.45%    8.52% to 10.88%
        2009                          49,466     8.93 to 9.67        $460,795      0.92%      0.85% to 1.45%    30.53% to 32.84%
        2008                          19,626     6.94 to 7.28        $139,997      0.25%      0.85% to 1.45%    -42.31% to -41.46%
        2007                          48,217    12.09 to 12.43       $594,141      0.67%      0.85% to 1.45%    12.00% to 12.68%

    Mid Cap Core Equity Fund
        2011                          85,424    9.28 to 10.46        $822,620      0.03%      0.85% to 1.45%    -9.53% to -7.80%
        2010                          13,548    10.38 to 11.34       $145,614      0.19%      0.85% to 1.45%    10.20% to 12.20%
        2009                          18,068    9.46 to 10.11        $175,170      1.03%      0.85% to 1.45%    25.77% to 27.41%
        2008                          13,994     7.51 to 7.84        $107,545      1.08%      0.85% to 1.45%    -30.41% to -30.06%
        2007                          21,260    10.93 to 11.20       $235,811      0.10%      0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2011                         640,743    9.04 to 11.81      $6,974,366      4.73%      0.95% to 1.40%     4.24% to 6.44%
        2010                         502,627    8.67 to 11.09      $5,229,931      4.12%      0.95% to 1.40%     5.96% to 8.20%
        2009                         552,938    8.18 to 10.25      $5,314,582      6.36%      0.95% to 1.40%     1.70% to 3.86%
        2008                         612,246     8.04 to 9.87      $5,700,481      8.89%      0.95% to 1.40%    -18.49% to -16.75%
        2007                         598,326    9.87 to 11.86      $6,732,587      7.16%      0.95% to 1.40%    -1.14% to 0.36%

    Small Cap Core Portfolio
        2011                         195,758    9.21 to 16.32      $2,529,380      0.11%      0.95% to 1.40%    -7.81% to -5.67%
        2010                         318,758    9.95 to 17.47      $4,338,674      0.00%      0.95% to 1.40%    23.10% to 25.96%
        2009                          78,175    8.13 to 14.01        $843,217      0.69%      0.95% to 1.40%    18.66% to 21.42%
        2008                          70,506    6.84 to 11.65        $643,237      0.21%      0.95% to 1.40%    -34.17% to -32.63%
        2007                          91,537    10.39 to 17.47     $1,210,599      0.01%      0.95% to 1.40%    -8.70% to -6.57%

   Rydex Variable Trust
    Nova Fund
        2011                          19,071     8.13 to 9.35        $167,330      0.04%      0.95% to 1.40%    -3.51% to -2.10%
        2010                          41,374     8.42 to 9.55        $380,071      0.30%      0.95% to 1.40%    17.12% to 18.83%
        2009                          26,471     7.19 to 8.04        $204,652      0.58%      0.95% to 1.40%    32.23% to 34.16%
        2008                          62,581     5.32 to 5.99        $365,183      0.24%      0.95% to 1.40%    -55.56% to -54.91%
        2007                         135,619    11.92 to 17.59     $1,777,904      2.04%      0.95% to 1.40%    -1.29% to 0.16%

    NASDAQ-100 Fund
        2011                          26,207    11.63 to 17.23       $379,509      0.00%      0.95% to 1.40%    -0.25% to 1.20%
        2010                          24,474    12.93 to 17.19       $352,827      0.00%      0.95% to 1.40%    15.68% to 17.37%
        2009                          21,314    11.06 to 14.79       $262,149      0.00%      0.95% to 1.40%    48.40% to 50.56%
        2008                          22,053     7.12 to 9.92        $176,810      0.17%      0.95% to 1.40%    -43.30% to -42.46%
        2007                          15,565    12.65 to 14.55       $217,537      0.09%      0.95% to 1.40%    15.01% to 16.70%

    U.S. Government Money Market Fund
        2011                         110,741    8.83 to 10.21      $1,072,590      0.00%      0.95% to 1.45%    -3.14% to -0.94%
        2010                         152,532    8.74 to 10.31      $1,483,157      0.01%      0.95% to 1.45%    -3.38% to -0.94%
        2009                          79,752    8.89 to 10.41        $791,751      0.02%      0.85% to 1.45%    -3.34% to -0.89%
        2008                         230,093     9.16 to 10.5      $2,296,079      0.82%      0.85% to 1.45%    -2.30% to 0.18%
        2007                         145,770    9.33 to 10.48      $1,483,977      8.83%      0.85% to 1.45%     0.76% to 2.85%

    Inverse S&P 500 Strategy Fund
        2011                         147,574     4.11 to 6.25        $728,375      0.00%      0.95% to 1.40%    -11.46% to -9.90%
        2010                         204,436     4.61 to 6.89      $1,128,682      0.00%      0.95% to 1.40%    -19.17% to -17.74%
        2009                         144,010     5.66 to 8.46        $973,618      0.00%      0.95% to 1.40%    -29.02% to -28.23%
        2008                         153,349    7.85 to 11.91      $1,441,637      0.73%      0.95% to 1.40%    36.21% to 37.93%
        2007                         182,056     5.76 to 8.73      $1,246,814      4.93%      0.95% to 1.40%    -1.38% to -0.13%

    Inverse NASDAQ-100 Strategy Fund
        2011                         456,501     2.60 to 4.92      $1,399,209      0.00%      0.95% to 1.40%    -11.90% to -10.92%
        2010                          73,365     2.95 to 5.55        $256,003      0.00%      0.95% to 1.40%    -22.83% to -22.01%
        2009                          79,390     3.82 to 6.72        $350,956      0.03%      0.95% to 1.40%    -41.27% to -40.65%
        2008                         353,019    6.40 to 12.09      $2,605,403      0.56%      0.95% to 1.40%    44.80% to 46.62%
        2007                         238,017     4.42 to 7.89      $1,214,853      3.21%      0.95% to 1.40%    -13.22% to -12.13%

    Inverse Government Long Bond Strategy Fund
        2011                          74,580     3.82 to 4.15        $303,067      0.00%      0.95% to 1.40%    -31.85% to -31.09%
        2010                         194,632     5.47 to 6.46      $1,133,085      0.00%      0.95% to 1.40%    -14.58% to -13.63%
        2009                          30,043     6.56 to 7.53        $206,205      0.00%      0.95% to 1.40%    16.99% to 18.28%
        2008                          11,145     5.60 to 6.43         $66,006      0.19%      0.95% to 1.40%    -31.63% to -30.87%
        2007                          76,040     8.15 to 9.40        $644,345      5.18%      0.95% to 1.40%    -6.46% to -5.42%

    US Long Short Momentum Fund
        2011                          25,202    10.55 to 12.93       $300,170      0.00%      0.95% to 1.40%    -8.45% to -7.44%
        2010                          31,461    11.52 to 13.97       $416,928      0.00%      0.95% to 1.40%    8.95% to 10.16%
        2009                          41,937    10.57 to 12.68       $508,417      0.03%      0.95% to 1.40%    24.71% to 26.09%
        2008                         229,673    8.47 to 10.06      $2,252,357      0.00%      0.95% to 1.40%    -42.03% to -41.30%
        2007                         136,715    14.59 to 17.13     $2,303,664      0.00%      0.95% to 1.40%    20.06% to 21.58%

    Government Long Bond 1.2x Strategy
        2011                          64,304    13.51 to 16.54     $1,013,649      7.71%      0.95% to 1.40%    38.10% to 40.18%
        2010                          22,680    10.78 to 11.80       $260,269      49.59%     0.95% to 1.40%     7.96% to 9.10%
        2009                           7,784    10.11 to 10.81        $80,187      0.74%      0.95% to 1.40%    -32.90% to-32.19%
        2008                          91,737    15.05 to 15.94     $1,432,811      2.68%      0.95% to 1.40%    41.98% to 43.49%
        2007                          15,471    10.61 to 11.11       $166,732      7.61%      0.95% to 1.40%     7.59% to 8.73%

    Dow 2x Strategy Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                           7,487    12.13 to 12.45        $92,271      0.00%      0.85% to 1.45%     6.11% to 6.44%

    NASDAQ-100 2x Strategy Fund
        2011                             204     9.42 to 9.42          $1,918      0.00%      0.85% to 1.45%    -2.78% to -2.78%
        2010                             204     9.69 to 9.69          $1,975      0.00%      0.85% to 1.45%    33.99% to 33.99%
        2009                             204     7.23 to 7.23          $1,477      0.00%      0.85% to 1.45%          n/a
        2008                             206     3.38 to 3.38            $694      0.00%      0.85% to 1.45%        -73.23%
        2007                           4,920    12.56 to 12.83        $62,621      0.00%      0.85% to 1.45%    24.95% to 26.16%

    S&P 500 2x Strategy Fund
        2011                           1,200     5.65 to 5.65          $6,783      0.00%      0.85% to 1.45%    -6.27% to -6.27%
        2010                           1,269     6.03 to 6.03          $7,651      0.00%      0.85% to 1.45%    22.43% to 22.43%
        2009                           1,336     4.93 to 4.93          $6,580      0.00%      0.85% to 1.45%        -42.73%
        2008                           1,336     3.45 to 3.45          $4,611      0.00%      0.85% to 1.45%        -68.77%
        2007                           7,343    10.98 to 11.26        $81,498      0.00%      0.85% to 1.45%    -2.31% to -0.88%

    Inverse Dow 2x Strategy Fund
        2011                             443     3.15 to 3.15          $1,398      0.00%      0.85% to 1.45%    -28.62% to -28.62%
        2010                             444     4.42 to 4.42          $1,959      0.00%      0.85% to 1.45%    -31.78% to -31.78%
        2009                             444     6.47 to 6.47          $2,877      0.00%      0.85% to 1.45%          n/a
        2008                             447    11.91 to 11.91         $5,287      0.00%      0.85% to 1.45%          n/a
        2007                         200,044     7.49 to 7.67      $1,499,992      0.00%      0.85% to 1.45%    -11.67% to -10.40%

   ProFunds VP
    Access VP High Yield Fund
        2011                         131,864    11.64 to 13.26     $1,654,648      1.02%      0.85% to 1.45%    -0.98% to 1.32%
        2010                         143,670    11.76 to 13.09     $1,797,968      15.82%     0.85% to 1.45%    12.99% to 14.76%
        2009                         212,610    10.68 to 11.45     $2,338,651      6.18%      0.85% to 1.45%    13.52% to 14.03%
        2008                         170,541     9.46 to 9.76      $1,626,885      10.27%     0.85% to 1.45%    -7.56% to -7.01%
        2007                         132,117    10.23 to 10.36     $1,359,264      8.34%      0.85% to 1.45%         2.32%

    Asia 30
        2011                          51,003     9.00 to 9.88        $482,019      0.02%      0.85% to 1.45%    -29.15% to -28.12%
        2010                         130,438    12.52 to 13.91     $1,755,102      0.05%      0.85% to 1.45%    10.16% to 12.44%
        2009                         319,585    11.33 to 12.37     $3,857,475      0.78%      0.85% to 1.45%    49.42% to 52.21%
        2008                         343,564     7.74 to 8.13      $2,732,456      0.86%      0.85% to 1.45%    -52.36% to -51.46%
        2007                         150,329    16.24 to 16.74     $2,480,188      0.10%      0.85% to 1.45%    43.14% to 45.83%

    Banks
        2011                           6,097     2.68 to 2.87         $16,505      0.00%      0.85% to 1.45%    -28.92% to -28.02%
        2010                          86,631     3.76 to 4.08        $340,287      0.46%      0.85% to 1.45%     5.14% to 6.67%
        2009                          15,345     3.58 to 3.78         $56,946      7.38%      0.85% to 1.45%    -7.08% to -6.19%
        2008                          15,668     3.83 to 4.02         $61,364      25.00%     0.85% to 1.45%    -48.21% to -48.21%
        2007                             874         7.55              $6,601      5.26%      0.85% to 1.45%        -33.71%

    Basic Materials
        2011                          16,784    9.32 to 10.29        $163,287      0.18%      0.85% to 1.45%    -18.79% to -17.44%
        2010                         116,286    11.28 to 12.61     $1,404,831      0.54%      0.85% to 1.45%    24.99% to 28.02%
        2009                         210,561     9.02 to 9.85      $1,992,679      0.42%      0.85% to 1.45%    56.47% to 59.88%
        2008                          83,270     5.77 to 6.11        $493,004      0.89%      0.85% to 1.45%    -52.91% to -52.17%
        2007                          43,055    12.44 to 12.80       $539,535      0.12%      0.85% to 1.45%    28.17% to 28.69%

    Bear
        2011                         124,106     5.83 to 6.74        $787,691      0.00%      0.85% to 1.45%    -11.57% to -10.06%
        2010                          55,228     6.84 to 7.49        $395,869      0.00%      0.85% to 1.45%    -20.43% to -18.86%
        2009                         126,631     8.41 to 9.24      $1,124,150      0.47%      0.85% to 1.45%    -30.49% to -28.98%
        2008                         123,355    12.17 to 12.88     $1,548,508      0.40%      0.85% to 1.45%    35.85% to 37.28%
        2007                           6,311     9.14 to 9.30         $58,119      4.20%      0.85% to 1.45%          n/a

    Biotechnology
        2011                           9,240    9.96 to 10.88         $96,619      0.00%      0.85% to 1.45%     3.21% to 4.61%
        2010                          13,262    9.76 to 10.40        $134,319      0.00%      0.85% to 1.45%     2.46% to 3.18%
        2009                          15,930    9.56 to 10.19        $156,845      0.00%      0.85% to 1.45%     0.65% to 2.02%
        2008                           8,918    9.54 to 10.02         $86,875      0.00%      0.85% to 1.45%    -0.88% to 0.42%
        2007                           3,534     9.76 to 9.98         $34,638      0.00%      0.85% to 1.45%    -3.80% to -3.65%

    Bull
        2011                         292,726     8.05 to 9.15      $2,548,212      0.00%      0.85% to 1.45%    -3.48% to -1.29%
        2010                         239,419     8.28 to 9.27      $2,128,414      0.15%      0.85% to 1.45%    8.60% to 11.01%
        2009                         519,948     7.65 to 8.31      $4,146,270      0.15%      0.85% to 1.45%    20.37% to 21.88%
        2008                          20,170     6.45 to 6.67        $132,884      0.00%      0.85% to 1.45%    -39.21% to -39.12%
        2007                          18,861    10.80 to 10.86       $204,524      0.14%      0.85% to 1.45%     0.83% to 0.98%

    Consumer Goods
        2011                          72,391    11.00 to 12.32       $826,481      1.08%      0.85% to 1.45%     3.38% to 5.46%
        2010                         179,305    10.54 to 11.68     $1,982,574      0.46%      0.85% to 1.45%    13.90% to 15.56%
        2009                           6,786    9.52 to 10.04         $65,359      1.38%      0.85% to 1.45%          n/a
        2008                             446     8.04 to 8.22          $3,617      30.37%     0.85% to 1.45%          n/a
        2007                             706    11.44 to 11.51         $8,087      0.59%      0.85% to 1.45%          n/a

    Consumer Services
        2011                          34,452    9.42 to 10.64        $342,150      0.00%      0.85% to 1.45%     1.83% to 4.04%
        2010                         111,478    9.18 to 10.27      $1,091,045      0.00%      0.85% to 1.45%    16.98% to 19.52%
        2009                          17,944     7.85 to 8.50        $145,921      0.00%      0.85% to 1.45%    27.51% to 27.51%
        2008                             340     6.40 to 6.42          $2,185      0.00%      0.85% to 1.45%    -33.22% to -33.12%
        2007                             317     9.58 to 9.60          $3,046      0.00%      0.85% to 1.45%    -10.70% to -10.57%

    Dow 30
        2011                          80,134    8.90 to 10.14        $750,451      0.00%      0.85% to 1.45%     0.08% to 2.41%
        2010                          16,857     8.90 to 9.91        $155,833      0.00%      0.85% to 1.45%     6.21% to 8.68%
        2009                          11,767     8.38 to 9.11        $101,032      1.48%      0.85% to 1.45%          n/a
        2008                           4,573     7.61 to 7.83         $35,724      0.53%      0.85% to 1.45%          n/a
        2007                           1,191        12.41             $14,782      0.07%      0.85% to 1.45%         10.41%

    Emerging Markets
        2011                          50,999     6.32 to 6.77        $336,086      0.00%      0.85% to 1.45%    -22.27% to -20.94%
        2010                         109,461     8.04 to 8.63        $916,817      0.00%      0.85% to 1.45%     5.89% to 8.35%
        2009                         418,832     7.58 to 7.96      $3,280,242      0.09%      0.85% to 1.45%    58.11% to 59.86%
        2008                         134,420     4.90 to 4.96        $663,484      0.03%      0.85% to 1.45%    -51.09% to -51.09%
        2007                         118,105        10.08          $1,190,766      0.00%      0.85% to 1.45%          n/a

    Europe 30
        2011                           4,273     7.39 to 7.65         $32,074      1.48%      0.85% to 1.45%    -10.73% to -10.28%
        2010                          22,270     7.78 to 8.58        $180,568      1.22%      0.85% to 1.45%    -0.85% to 1.21%
        2009                          54,984     7.79 to 8.48        $449,017      4.38%      0.85% to 1.45%    28.06% to 30.26%
        2008                           5,847     6.19 to 6.48         $37,067      2.28%      0.85% to 1.45%    -45.80% to -44.87%
        2007                          10,092    11.42 to 11.75       $116,830      7.48%      0.85% to 1.45%    11.01% to 12.81%

    Falling U.S. Dollar
        2011                          14,903     8.04 to 8.76        $126,724      0.00%      0.85% to 1.45%    -5.03% to -3.98%
        2010                          13,160     8.82 to 9.12        $117,509      0.00%      0.85% to 1.45%    -4.80% to -3.85%
        2009                          11,097     9.29 to 9.49        $103,909      1.06%      0.85% to 1.45%     1.12% to 1.37%
        2008                          33,122     9.17 to 9.28        $303,931      0.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Financials
        2011                          16,006     4.12 to 4.39         $67,173      0.00%      0.85% to 1.45%    -16.38% to -15.45%
        2010                          19,222     4.93 to 5.19         $95,946      0.50%      0.85% to 1.45%     7.65% to 8.84%
        2009                          74,722     4.58 to 4.86        $346,750      2.40%      0.85% to 1.45%    11.66% to 13.41%
        2008                         136,516     4.09 to 4.28        $563,595      1.61%      0.85% to 1.45%    -52.06% to -51.89%
        2007                          65,277     8.54 to 8.71        $559,738      1.82%      0.85% to 1.45%        -21.32%

    Health Care
        2011                         100,957    9.76 to 10.93      $1,023,468      0.30%      0.85% to 1.45%     6.44% to 8.58%
        2010                         186,627    9.08 to 10.06      $1,758,594      0.27%      0.85% to 1.45%    -0.14% to 1.01%
        2009                         133,041     9.38 to 9.78      $1,255,925      0.63%      0.85% to 1.45%    16.08% to 17.42%
        2008                         161,382     7.92 to 8.42      $1,308,798      0.32%      0.85% to 1.45%    -26.61% to -26.36%
        2007                         100,227    10.91 to 11.24     $1,103,880      0.00%      0.85% to 1.45%         3.67%

    Industrials
        2011                           6,135     8.44 to 9.25         $54,209      0.92%      0.85% to 1.45%    -4.87% to -3.44%
        2010                          66,309     8.72 to 9.71        $619,538      0.49%      0.85% to 1.45%    19.26% to 21.85%
        2009                          19,078     7.31 to 7.91        $144,527      0.66%      0.85% to 1.45%    20.31% to 21.82%
        2008                           3,186     6.21 to 6.42         $19,828      0.28%      0.85% to 1.45%    -42.31% to -41.58%
        2007                           3,516    10.77 to 11.08        $38,054      0.00%      0.85% to 1.45%          n/a

    International
        2011                          15,256     5.53 to 5.79         $85,216      0.00%      0.85% to 1.45%    -16.87% to -15.95%
        2010                          29,369     6.65 to 6.94        $198,707      0.00%      0.85% to 1.45%     4.62% to 5.78%
        2009                           2,575     6.36 to 6.51         $16,690      0.04%      0.85% to 1.45%          n/a
        2008                           2,283     5.25 to 5.34         $12,099      28.31%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Internet
        2011                          14,959    11.38 to 12.50       $178,195      0.00%      0.85% to 1.45%    -9.93% to -8.43%
        2010                          54,621    12.52 to 13.88       $727,375      0.00%      0.85% to 1.45%    31.02% to 33.53%
        2009                          35,335    9.69 to 10.39        $355,848      0.00%      0.85% to 1.45%    71.70% to 73.68%
        2008                          20,420     5.64 to 5.82        $115,647      0.00%      0.85% to 1.45%    -46.52% to -45.95%
        2007                          17,586    10.58 to 10.89       $186,420      1.62%      0.85% to 1.45%          n/a

    Japan
        2011                          53,686     4.20 to 4.20        $225,339      0.00%      0.85% to 1.45%    -20.07% to -20.07%
        2010                          81,428     4.83 to 5.38        $421,503      0.00%      0.85% to 1.45%    -8.57% to -8.29%
        2009                          35,331     5.63 to 5.85        $202,206      1.26%      0.85% to 1.45%         8.25%
        2008                          65,161     4.88 to 5.29        $344,642      10.78%     0.85% to 1.45%        -41.96%
        2007                          20,635     9.11 to 9.16        $188,086      20.73%     0.85% to 1.45%    -11.81% to -11.50%

    Large-Cap Growth
        2011                          48,648    9.13 to 10.37        $478,329      0.00%      0.85% to 1.45%    -0.56% to 1.70%
        2010                         105,792    9.16 to 10.25      $1,037,910      0.03%      0.85% to 1.45%    9.51% to 11.61%
        2009                          27,406     8.46 to 9.14        $242,991      0.00%      0.85% to 1.45%    25.52% to 27.42%
        2008                          46,257     6.79 to 7.07        $324,839      0.00%      0.85% to 1.45%    -37.27% to -36.67%
        2007                          46,285    10.90 to 11.21       $514,296      0.00%      0.85% to 1.45%         4.88%

    Large-Cap Value
        2011                         127,839     7.23 to 8.08        $976,623      0.27%      0.85% to 1.45%    -4.38% to -2.65%
        2010                         185,593     7.63 to 8.34      $1,499,058      0.15%      0.85% to 1.45%    9.72% to 11.33%
        2009                           9,387     7.07 to 7.46         $68,585      0.15%      0.85% to 1.45%    17.04% to 17.33%
        2008                          37,790     6.20 to 6.26        $235,542      1.33%      0.85% to 1.45%    -41.68% to -41.53%
        2007                           8,203    10.66 to 10.75        $87,644      0.43%      0.85% to 1.45%    -1.80% to -1.40%

    Mid-Cap
        2011                          31,597     8.37 to 9.20        $275,239      0.00%      0.85% to 1.45%    -7.20% to -5.84%
        2010                          34,429     9.12 to 9.69        $326,597      0.00%      0.85% to 1.45%    20.63% to 22.14%
        2009                         110,587     7.68 to 7.97        $868,706      0.00%      0.85% to 1.45%          n/a
        2008                           1,025     6.00 to 6.00          $6,152      1.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Mid-Cap Growth
        2011                          31,210    9.46 to 10.69        $312,125      0.00%      0.85% to 1.45%    -6.28% to -4.24%
        2010                         144,615    9.98 to 11.16      $1,548,426      0.00%      0.85% to 1.45%    24.32% to 26.63%
        2009                          75,328     8.24 to 8.85        $649,763      0.00%      0.85% to 1.45%    34.10% to 35.71%
        2008                           8,137     6.18 to 6.38         $51,504      0.00%      0.85% to 1.45%    -40.12% to -39.97%
        2007                          71,363    10.38 to 10.71       $752,104      0.00%      0.85% to 1.45%     9.36% to 9.52%

    Mid-Cap Value
        2011                          20,074     8.20 to 9.16        $173,898      0.37%      0.85% to 1.45%    -7.08% to -5.26%
        2010                          46,914     8.68 to 9.66        $430,499      2.32%      0.85% to 1.45%    16.49% to 18.60%
        2009                          21,898     7.57 to 8.17        $173,569      1.23%      0.85% to 1.45%    26.62% to 28.41%
        2008                          12,651     5.99 to 6.22         $77,820      0.00%      0.85% to 1.45%    -38.34% to -37.56%
        2007                          24,955    9.73 to 10.01        $247,603      1.86%      0.85% to 1.45%    -2.18% to -1.04%

    Money Market
        2011                       2,232,648     8.64 to 9.98     $21,228,020      0.02%      0.85% to 1.45%    -3.75% to -1.27%
        2010                       2,719,643    8.97 to 10.11     $26,097,031      0.02%      0.85% to 1.45%    -3.76% to -1.27%
        2009                       3,131,362    9.32 to 10.24     $30,776,897      0.04%      0.85% to 1.45%    -3.60% to -1.26%
        2008                       3,644,923    9.73 to 10.37     $36,756,488      0.47%      0.85% to 1.45%    -2.69% to -0.47%
        2007                       1,181,204    10.03 to 10.42    $12,092,204      6.23%      0.85% to 1.45%     0.17% to 2.31%

    Oil & Gas
        2011                         200,734    10.05 to 11.13     $2,066,750      0.18%      0.85% to 1.45%    -1.12% to 0.68%
        2010                         319,228    10.00 to 11.18     $3,337,725      0.34%      0.85% to 1.45%    13.77% to 16.24%
        2009                         273,281     8.87 to 9.62      $2,486,236      0.00%      0.85% to 1.45%    11.58% to 13.72%
        2008                         179,185     6.78 to 8.38      $1,449,233      0.00%      0.85% to 1.45%    -38.97% to -37.92%
        2007                         167,537    13.13 to 13.50     $2,224,050      0.00%      0.85% to 1.45%    28.93% to 29.97%

    NASDAQ-100
        2011                          41,081    10.34 to 11.78       $458,707      0.00%      0.85% to 1.45%    -2.22% to 0.05%
        2010                         376,111    10.58 to 11.83     $4,225,843      0.00%      0.85% to 1.45%    13.95% to 16.72%
        2009                         358,797    9.25 to 10.14      $3,472,874      0.00%      0.85% to 1.45%    47.15% to 49.00%
        2008                          17,227     6.41 to 6.63        $111,549      0.00%      0.85% to 1.45%        -44.25%
        2007                          13,106    11.55 to 11.85       $151,767      0.00%      0.85% to 1.45%         15.34%

    Pharmaceuticals
        2011                          27,507    10.23 to 11.37       $290,719      0.16%      0.85% to 1.45%    12.37% to 14.35%
        2010                          17,298     9.16 to 9.94        $163,160      0.89%      0.85% to 1.45%    -2.74% to -1.36%
        2009                           7,417     9.44 to 9.94         $73,029      1.69%      0.85% to 1.45%    14.52% to 14.70%
        2008                           1,160     8.61 to 8.65         $10,002      1.52%      0.85% to 1.45%    -21.15% to -21.03%
        2007                           1,287    10.92 to 10.95        $14,064      2.96%      0.85% to 1.45%         0.38%

    Precious Metals
        2011                         290,349    8.84 to 10.02      $2,670,882      0.00%      0.85% to 1.45%    -21.99% to -20.26%
        2010                         416,773    11.23 to 12.56     $4,898,793      0.00%      0.85% to 1.45%    28.11% to 31.21%
        2009                         320,379     8.77 to 9.57      $2,934,499      1.08%      0.85% to 1.45%    30.86% to 33.25%
        2008                         114,794     6.78 to 7.12        $796,192      3.33%      0.85% to 1.45%    -32.88% to -31.83%
        2007                          92,297    10.18 to 10.44       $953,254      1.84%      0.85% to 1.45%    19.24% to 20.14%

    Real Estate
        2011                          15,319     7.91 to 8.82        $125,302      0.00%      0.85% to 1.45%     1.36% to 3.14%
        2010                         101,382     7.72 to 8.47        $806,391      4.47%      0.85% to 1.45%    20.59% to 22.77%
        2009                          97,817     6.38 to 6.97        $646,329      10.60%     0.85% to 1.45%    23.99% to 25.49%
        2008                           2,068     5.43 to 5.26         $11,083      0.00%      0.85% to 1.45%    -43.06% to -42.37%
        2007                          15,376     9.21 to 9.42        $142,186      1.79%      0.85% to 1.45%    -21.81 to -21.13%

    Rising Rates Opportunity
        2011                         302,664     3.10 to 3.50        $995,205      0.00%      0.85% to 1.45%    -39.77% to -38.46%
        2010                         779,978     5.14 to 5.75      $4,279,873      0.00%      0.85% to 1.45%    -18.92% to -17.11%
        2009                         221,982     6.40 to 6.94      $1,487,884      0.31%      0.85% to 1.45%    28.41% to 29.70%
        2008                          15,745     5.03 to 5.23         $81,177      3.69%      0.85% to 1.45%    -39.97% to -39.14%
        2007                           7,056     8.41 to 8.65         $60,495      64.55%     0.85% to 1.45%    -7.04% to -6.66%

    Semiconductor
        2011                           3,232     7.27 to 7.74         $23,887      0.10%      0.85% to 1.45%    -5.94% to -5.94%
        2010                           5,449     7.83 to 8.30         $44,313      0.04%      0.85% to 1.45%    8.87% to 10.24%
        2009                         241,377     7.04 to 7.69      $1,785,948      0.00%      0.85% to 1.45%          n/a
        2008                             176     4.64 to 4.64            $816      0.00%      0.85% to 1.45%          n/a
        2007                             172         9.48              $1,633      0.00%      0.85% to 1.45%         4.81%

    Short Dow 30
        2011                           8,145     4.88 to 5.40         $42,372      0.00%      0.85% to 1.45%    -15.81% to -14.29%
        2010                           5,046     5.79 to 6.30         $31,215      0.00%      0.85% to 1.45%    -24.25% to -22.87%
        2009                           2,802     7.65 to 8.17         $22,342      0.00%      0.85% to 1.45%        -27.42%
        2008                           4,182    10.67 to 11.02        $45,384      0.44%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Emerging Markets
        2011                           3,583     5.38 to 5.64         $19,621      0.00%      0.85% to 1.45%     7.51% to 8.75%
        2010                         143,188     4.90 to 5.26        $723,077      0.00%      0.85% to 1.45%    -21.03% to -20.44%
        2009                           4,499     6.27 to 6.37         $28,600      0.00%      0.85% to 1.45%        -50.11%
        2008                             183    12.70 to 12.70         $2,322      0.16%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short International
        2011                          14,422     7.54 to 7.94        $111,648      0.00%      0.85% to 1.45%    -1.30% to -0.06%
        2010                          12,681     7.64 to 7.94         $98,759      0.00%      0.85% to 1.45%    -16.97% to -16.26%
        2009                          20,401     9.31 to 9.59        $191,873      -0.01%     0.85% to 1.45%    -32.17% to -32.00%
        2008                           1,134    13.72 to 13.76        $15,593      0.02%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Mid-Cap
        2011                           1,105     4.88 to 5.10          $5,516      0.00%      0.85% to 1.45%    -11.02% to -10.31%
        2010                           1,045     5.48 to 5.69          $5,840      0.00%      0.85% to 1.45%    -28.11% to -27.53%
        2009                          69,524     7.42 to 8.14        $542,722      0.89%      0.85% to 1.45%    -37.68% to -36.39%
        2008                          50,054    12.01 to 12.69       $614,579      0.11%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short NASDAQ-100
        2011                         131,562     4.58 to 5.08        $643,248      0.00%      0.85% to 1.45%    -13.20% to -12.03%
        2010                           6,774     5.28 to 5.57         $36,308      0.00%      0.85% to 1.45%    -23.59% to -22.86%
        2009                          92,336     6.72 to 7.38        $653,427      1.27%      0.85% to 1.45%    -42.76% to -41.57%
        2008                          64,964    11.86 to 12.52       $787,309      0.32%      0.85% to 1.45%    44.50% to 44.72%
        2007                          18,685     8.45 to 8.62        $160,943      3.48%      0.85% to 1.45%          n/a

    Short Small-Cap
        2011                          38,369     4.51 to 5.05        $187,119      0.00%      0.85% to 1.45%    -11.86% to -10.75%
        2010                          29,056     5.30 to 5.78        $160,529      0.00%      0.85% to 1.45%    -31.22% to -29.93%
        2009                         205,275     7.54 to 8.28      $1,622,914      1.10%      0.85% to 1.45%    -34.77% to -33.41%
        2008                          76,750    11.66 to 12.32       $914,786      0.40%      0.85% to 1.45%         20.83%
        2007                             764         9.90              $7,560      4.16%      0.85% to 1.45%         1.78%

    Small-Cap
        2011                         181,279     7.83 to 8.87      $1,532,704      0.00%      0.85% to 1.45%    -8.90% to -7.10%
        2010                          70,004     8.60 to 9.42        $631,227      0.00%      0.85% to 1.45%    20.50% to 22.87%
        2009                         169,877     7.13 to 7.74      $1,281,454      0.00%      0.85% to 1.45%    21.98% to 23.82%
        2008                           9,677     5.89 to 6.13         $58,323      0.51%      0.85% to 1.45%    -36.69% to -36.56%
        2007                           3,000     9.53 to 9.71         $28,846      0.12%      0.85% to 1.45%    -4.79% to -4.16%

    Small-Cap Growth
        2011                          14,124    9.00 to 10.06        $133,683      0.00%      0.85% to 1.45%    -2.05% to -0.12%
        2010                         102,231    9.04 to 10.07        $996,080      0.00%      0.85% to 1.45%    21.28% to 23.98%
        2009                          71,490     7.48 to 8.15        $553,261      0.00%      0.85% to 1.45%    22.13% to 23.61%
        2008                           3,180     6.21 to 6.42         $20,161      0.00%      0.85% to 1.45%        -35.83%
        2007                          14,157    9.77 to 10.01        $140,143      0.00%      0.85% to 1.45%         -1.83%

    Small-Cap Value
        2011                          12,137     7.75 to 8.65         $98,851      0.00%      0.85% to 1.45%    -7.26% to -5.43%
        2010                          32,737     8.22 to 9.15        $284,341      0.22%      0.85% to 1.45%    18.14% to 20.23%
        2009                           6,385     7.03 to 7.56         $46,931      0.32%      0.85% to 1.45%    16.49% to 18.02%
        2008                          18,045     5.82 to 6.30        $112,531      0.00%      0.85% to 1.45%    -32.91% to -32.06%
        2007                           6,005     9.08 to 9.29         $55,558      0.00%      0.85% to 1.45%    -10.12% to -9.02%

    Technology
        2011                          20,526    9.73 to 10.69        $208,258      0.00%      0.85% to 1.45%    -4.13% to -3.03%
        2010                          27,164    10.23 to 11.02       $286,738      0.00%      0.85% to 1.45%     7.25% to 8.70%
        2009                         170,332    9.41 to 10.27      $1,673,080      0.00%      0.85% to 1.45%    56.50% to 58.47%
        2008                         109,427     6.35 to 6.14        $677,277      0.00%      0.85% to 1.45%    -46.06% to -45.38%
        2007                          74,806    11.39 to 11.72       $856,280      0.00%      0.85% to 1.45%    11.29% to 12.26%

    Telecommunications
        2011                           3,049     9.03 to 9.62         $28,624      6.35%      0.85% to 1.45%    -1.24% to -0.29%
        2010                           4,260     9.15 to 9.61         $40,645      0.45%      0.85% to 1.45%    12.16% to 13.23%
        2009                         198,659     7.95 to 8.68      $1,658,628      0.33%      0.85% to 1.45%     3.42% to 5.46%
        2008                          13,244     7.71 to 8.13        $105,624      9.47%      0.85% to 1.45%    -36.37% to -35.92%
        2007                           3,528    12.35 to 12.57        $44,174      0.81%      0.85% to 1.45%    12.35% to 12.57%

    U.S. Government Plus
        2011                          77,715    15.97 to 18.08     $1,331,177      0.37%      0.85% to 1.45%    38.60% to 41.53%
        2010                          46,903    11.41 to 12.71       $561,226      2.27%      0.85% to 1.45%     6.58% to 7.97%
        2009                          18,971    10.93 to 11.47       $214,117      0.03%      0.85% to 1.45%    -34.28% to -33.92%
        2008                          16,795    16.90 to 17.54       $290,233      1.21%      0.85% to 1.45%    46.84% to 47.43%
        2007                           5,126    11.82 to 11.90        $60,715      2.74%      0.85% to 1.45%          n/a

    Ultra Bull
        2011                         137,889     5.26 to 5.79        $730,987      0.00%      0.85% to 1.45%    -7.87% to -6.29%
        2010                         506,783     5.59 to 6.25      $2,996,271      0.00%      0.85% to 1.45%    17.73% to 20.59%
        2009                       1,078,940     4.73 to 5.18      $5,360,014      0.89%      0.85% to 1.45%    41.07% to 42.63%
        2008                          19,004     3.52 to 3.62         $67,527      3.40%      0.85% to 1.45%    -68.19% to -67.85%
        2007                          26,414    11.04 to 11.28       $293,661      0.79%      0.85% to 1.45%    -1.60% to -0.71%

    Ultra Mid-Cap
        2011                          56,304     5.86 to 6.40        $338,096      0.00%      0.85% to 1.45%    -16.28% to -15.14%
        2010                         131,286     6.89 to 7.71        $960,431      0.00%      0.85% to 1.45%    45.11% to 47.60%
        2009                         102,960     4.88 to 5.22        $513,082      0.15%      0.85% to 1.45%    61.45% to 63.48%
        2008                          68,807     2.69 to 3.19        $214,672      2.63%      0.85% to 1.45%    -68.29% to -67.90%
        2007                          30,158     9.65 to 9.93        $295,434      2.52%      0.85% to 1.45%     2.82% to 4.12%

    Ultra NASDAQ-100
        2011                          14,073     8.61 to 9.62        $128,135      0.00%      0.85% to 1.45%    -4.59% to -3.10%
        2010                          33,228     8.94 to 9.73        $309,784      0.00%      0.85% to 1.45%    30.32% to 32.68%
        2009                         391,866     6.84 to 7.50      $2,828,106      0.00%      0.85% to 1.45%    111.81% to 116.52%
        2008                         494,338     3.26 to 3.46      $1,666,194      0.00%      0.85% to 1.45%    -73.55% to -73.10%
        2007                         173,463    12.46 to 12.87     $2,200,943      0.00%      0.85% to 1.45%         25.74%

    Ultra Short Dow30
        2011                          96,357     3.09 to 3.37        $302,485      0.00%      0.85% to 1.45%    -30.85% to -29.84%
        2010                         105,482     4.49 to 4.72        $478,261      0.00%      0.85% to 1.45%    -35.92% to -34.89%
        2009                          57,058     7.01 to 7.25        $404,663      0.11%      0.85% to 1.45%        -47.02%
        2008                           6,611    13.40 to 13.69        $89,831      11.37%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Ultra Short NASDAQ-100
        2011                         156,601     2.53 to 2.73        $407,820      0.00%      0.85% to 1.45%    -24.85% to -23.64%
        2010                         479,721     3.39 to 3.63      $1,670,172      0.00%      0.85% to 1.45%    -43.06% to -42.05%
        2009                          53,528     5.97 to 6.19        $327,089      0.46%      0.85% to 1.45%    -65.08% to -64.97%
        2008                          27,850    17.36 to 17.59       $485,785      2.47%      0.85% to 1.45%          n/a
        2007                             833         9.80              $8,165      0.00%      0.85% to 1.45%          n/a

    Ultra Small-Cap
        2011                          10,090     4.21 to 4.58         $55,235      0.00%      0.85% to 1.45%    -21.27% to -20.08%
        2010                         168,411     5.18 to 5.80        $931,565      0.00%      0.85% to 1.45%    43.56% to 46.38%
        2009                          63,475     3.68 to 3.94        $241,258      0.29%      0.85% to 1.45%    36.37% to 38.23%
        2008                          80,726     2.70 to 2.86        $225,087      0.99%      0.85% to 1.45%    -67.11% to -66.63%
        2007                          35,465     8.36 to 8.57        $299,996      0.47%      0.85% to 1.45%          n/a

    Utilities
        2011                          79,588    10.71 to 12.20       $905,158      1.68%      0.85% to 1.45%    13.42% to 15.59%
        2010                          29,135    9.53 to 10.41        $289,918      0.36%      0.85% to 1.45%     2.72% to 4.11%
        2009                          24,366     9.47 to 9.95        $238,605      3.65%      0.85% to 1.45%     7.36% to 8.76%
        2008                           7,762     8.82 to 9.23         $69,402      8.09%      0.85% to 1.45%    -32.82% to -31.66%
        2007                          11,379    13.13 to 13.51       $150,868      0.47%      0.85% to 1.45%    12.53% to 13.61%

   Van Eck Variable Insurance Portfolio
    Global Hard Assets Fund
        2011                         551,348    10.77 to 41.64    $16,260,669      1.18%      0.85% to 1.45%    -19.44% to -17.24%
        2010                         564,648    13.48 to 50.67    $20,767,055      0.32%      0.85% to 1.45%    24.50% to 28.01%
        2009                         536,922    10.78 to 39.86    $16,440,870      0.24%      0.85% to 1.45%    51.74% to 56.05%
        2008                         476,308    7.15 to 25.72      $9,533,690      0.38%      0.85% to 1.45%    -48.02% to -46.64%
        2007                         528,838    13.80 to 48.54    $20,156,629      0.10%      0.85% to 1.45%    40.76% to 43.98%

    Emerging Markets Fund
        2011                         112,496    12.97 to 29.81     $2,818,092      1.10%      0.95% to 1.40%    -28.18% to -26.44%
        2010                         125,306    19.76 to 41.94     $4,386,760      0.56%      0.95% to 1.40%    22.67% to 25.64%
        2009                         324,446    15.89 to 33.62     $8,612,330      0.07%      0.95% to 1.40%    106.16% to 111.16%
        2008                         170,422    7.61 to 15.74      $2,158,848      0.00%      0.95% to 1.40%    -65.95% to -65.11%
        2007                         238,513    22.03 to 46.28     $8,978,925      0.39%      0.95% to 1.40%    33.06% to 36.31%

    Global Bond Fund
        2011                         183,521    12.10 to 17.87     $3,067,936      5.20%      0.95% to 1.40%     5.95% to 7.12%
        2010                          93,668    11.89 to 16.68     $1,489,311      3.73%      0.95% to 1.40%     4.04% to 5.19%
        2009                         105,610    11.43 to 15.86     $1,583,454      2.32%      0.95% to 1.40%     3.83% to 4.98%
        2008                          62,748    11.00 to 15.11       $873,368      8.48%      0.95% to 1.40%     1.50% to 2.63%
        2007                          34,174    10.83 to 14.72       $474,634      4.86%      0.95% to 1.40%     7.47% to 8.67%

    Worldwide Real Estate Fund
        2009                               -          -                    $0      0.00%      0.95% to 1.40%          n/a
        2008                         199,002    5.06 to 12.74      $1,435,883      5.57%      0.95% to 1.40%    -56.61% to -55.54%
        2007                         183,261    11.44 to 28.65     $3,480,080      0.99%      0.95% to 1.40%    -2.45% to -0.07%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                               -          -                    $0      0.97%      0.95% to 1.40%          n/a
        2009                          23,509    9.79 to 13.77        $309,512      0.80%      0.95% to 1.40%    35.98% to 37.97%
        2008                          30,073     7.17 to 9.98        $287,516      0.79%      0.95% to 1.40%    -42.57% to -41.73%
        2007                          40,934    12.44 to 17.12       $672,799      0.00%      0.95% to 1.40%     6.16% to 7.72%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2011                       2,863,511    12.28 to 15.25    $40,725,603      2.69%      0.85% to 1.45%    -0.25% to 2.63%
        2010                       2,686,254    12.13 to 14.86    $37,862,526      2.73%      0.85% to 1.45%     4.08% to 7.08%
        2009                       2,896,668    11.63 to 13.88    $38,169,100      4.94%      0.85% to 1.45%    9.95% to 12.96%
        2008                       2,968,051    10.57 to 12.29    $34,987,198      4.66%      0.85% to 1.45%     1.08% to 3.80%
        2007                       2,778,423    10.46 to 11.84    $31,782,014      5.12%      0.85% to 1.45%     4.88% to 7.71%

    Low Duration Portfolio
        2011                         525,464    10.70 to 12.78     $6,138,598      1.56%      0.85% to 1.45%    -2.46% to 0.16%
        2010                         654,472    10.41 to 12.76     $7,768,442      1.82%      0.85% to 1.45%     1.57% to 4.29%
        2009                       1,060,821    10.25 to 12.24    $12,158,287      1.64%      0.85% to 1.45%    9.31% to 12.25%
        2008                         215,399    9.38 to 10.90      $2,251,914      5.50%      0.85% to 1.45%    -3.95% to -1.36%
        2007                         119,635    9.77 to 11.05      $1,283,734      4.81%      0.85% to 1.45%     3.54% to 6.34%

    High Yield Portfolio
        2011                       1,667,630    11.20 to 16.51    $22,869,229      6.09%      0.85% to 1.45%    -0.60% to 2.37%
        2010                       1,329,415    11.27 to 16.13    $17,908,306      7.43%      0.85% to 1.45%    10.19% to 13.37%
        2009                       1,258,883    10.28 to 14.22    $15,371,046      7.52%      0.85% to 1.45%    35.04% to 38.94%
        2008                         593,773    7.61 to 10.24      $5,456,913      7.52%      0.85% to 1.45%    -26.04% to -24.24%
        2007                         510,428    10.43 to 13.51     $6,565,689      7.48%      0.85% to 1.45%     0.07% to 2.52%

    Real Return Portfolio
        2011                         480,504    12.20 to 16.03     $6,979,131      2.56%      0.85% to 1.45%    7.57% to 10.61%
        2010                         450,280    11.34 to 14.49     $6,043,790      1.57%      0.85% to 1.45%     4.28% to 7.08%
        2009                         629,988    10.95 to 13.53     $7,976,259      2.81%      0.85% to 1.45%    14.18% to 17.24%
        2008                         369,693    9.57 to 11.54      $3,985,026      5.88%      0.85% to 1.45%    -10.11% to -7.91%
        2007                         288,934    10.78 to 12.53     $3,493,905      4.69%      0.85% to 1.45%     6.97% to 9.58%

    All Asset Portfolio
        2011                         158,271    11.44 to 12.89     $1,927,813      7.07%      0.85% to 1.45%    -1.57% to 0.51%
        2010                         115,843    11.51 to 12.82     $1,404,847      6.74%      0.85% to 1.45%    9.28% to 11.43%
        2009                          80,190    10.71 to 11.50       $893,702      2.25%      0.85% to 1.45%    13.23% to 14.76%
        2008                          76,942     9.14 to 9.57        $753,352      8.63%      0.85% to 1.45%    -17.53% to -17.53%
        2007                             931        11.48             $10,693      7.45%      0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2011                         201,670    7.47 to 10.44      $1,981,673      0.54%      0.85% to 1.45%    -2.98% to -0.27%
        2010                         422,174    7.70 to 10.47      $4,161,507      0.59%      0.85% to 1.45%    25.40% to 28.89%
        2009                         339,009     6.14 to 8.12      $2,650,161      1.12%      0.85% to 1.45%    23.53% to 26.47%
        2008                         363,402     5.04 to 6.42      $2,251,894      0.70%      0.85% to 1.45%    -36.14% to -34.65%
        2007                         369,447     8.15 to 9.83      $3,526,618      1.06%      0.85% to 1.45%    -19.17% to -17.28%

    Large Cap Value Fund
        2011                         136,719     8.90 to 9.78      $1,282,843      0.38%      0.95% to 1.40%    -8.89% to -7.93%
        2010                          27,903    9.77 to 10.63        $290,585      0.66%      0.95% to 1.40%    9.00% to 10.15%
        2009                          40,242     8.96 to 9.65        $382,326      1.66%      0.95% to 1.40%    15.98% to 17.20%
        2008                          43,479     7.73 to 8.23        $352,852      2.07%      0.95% to 1.40%    -35.92% to -35.14%
        2007                          45,450    12.04 to 12.69       $571,961      1.94%      0.95% to 1.40%    -0.53% to 0.53%

    Mid Cap Value Fund
        2011                         418,674    10.09 to 12.60     $5,092,088      0.81%      0.95% to 1.40%    -9.37% to -7.26%
        2010                         410,725    11.09 to 13.58     $5,402,048      0.78%      0.95% to 1.40%    21.07% to 23.82%
        2009                         285,700    9.21 to 10.97      $3,038,668      2.02%      0.95% to 1.40%    28.96% to 31.89%
        2008                         210,711     7.11 to 8.32      $1,713,790      1.34%      0.95% to 1.40%    -38.77% to -37.65%
        2007                         160,330    12.47 to 13.34     $2,104,830      1.22%      0.95% to 1.40%     0.74% to 2.22%

   Nueberger Berman Advisors Management Trust
    Small Cap Growth Portfolio
        2011                          54,815     7.91 to 9.05        $480,184      0.00%      0.95% to 1.40%    -3.21% to -1.99%
        2010                         218,952     8.57 to 9.24      $1,965,677      0.00%      0.95% to 1.40%    17.19% to 18.48%
        2009                          63,556     7.38 to 7.80        $487,815      0.00%      0.95% to 1.40%    20.68% to 21.59%
        2008                          17,149     6.22 to 6.41        $108,804      0.00%      0.95% to 1.40%    -40.50% to -40.05%
        2007                          20,560    10.46 to 10.70       $217,365      0.00%      0.95% to 1.40%    -1.19% to -0.44%

    Mid-Cap Growth Portfolio
        2011                          35,758    11.90 to 14.45       $494,753      0.00%      0.95% to 1.40%    -2.11% to -0.69%
        2010                         135,682    13.33 to 14.55     $1,906,291      0.00%      0.95% to 1.40%    25.70% to 27.53%
        2009                          51,687    10.61 to 11.41       $580,166      0.00%      0.95% to 1.40%    28.23% to 30.10%
        2008                         157,314     8.27 to 8.77      $1,362,686      0.00%      0.95% to 1.40%    -44.86% to -44.05%
        2007                          94,100    14.96 to 15.67     $1,460,282      0.00%      0.95% to 1.40%    19.29% to 21.04%

    Regency Portfolio
        2011                           8,067    9.29 to 11.41         $90,083      0.28%      0.95% to 1.40%    -8.76% to -7.38%
        2010                          31,974    11.24 to 12.32       $346,183      0.40%      0.95% to 1.40%    23.13% to 24.99%
        2009                          13,231     9.14 to 9.85        $126,506      5.44%      0.95% to 1.40%    43.59% to 45.17%
        2008                         112,950     5.54 to 6.79        $746,416      0.08%      0.95% to 1.40%    -47.11% to -46.33%
        2007                         172,535    10.37 to 12.65     $2,132,570      0.13%      0.95% to 1.40%     0.84% to 2.32%

   Premier VIT
    NACM Small Cap Portfolio
        2010                               -          -                    $0      0.29%      0.95% to 1.40%          n/a
        2009                         101,920     7.47 to 8.27        $805,818      0.04%      0.95% to 1.40%    12.44% to 14.48%
        2008                          52,274     5.95 to 7.14        $362,367      0.00%      0.95% to 1.40%    -43.03% to -42.19%
        2007                          26,701    10.33 to 12.44       $312,404      0.00%      0.95% to 1.40%    -1.82% to -0.38%

    OpCap Renaissance Portfolio
        2008                               -          -                    $0      1.42%      0.95% to 1.40%          n/a
        2007                           1,103    10.87 to 11.04        $12,103      0.02%      0.95% to 1.40%     4.52% to 5.05%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2011                               -        $0.00                  $0      4.09%      0.85% to 1.45%          n/a
        2010                           4,604     6.59 to 7.10         $31,378      0.06%      0.85% to 1.45%    8.92% to 10.07%
        2009                           2,939     5.92 to 6.29         $18,030      1.32%      0.85% to 1.45%    27.17% to 29.29%
        2008                           8,878     4.65 to 4.86         $42,398      3.65%      0.85% to 1.45%    -48.65% to -47.79%
        2007                           4,884     9.03 to 9.38         $45,218      0.00%      0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2011                               -        $0.00                  $0      1.55%      0.85% to 1.45%          n/a
        2010                          12,478    9.18 to 10.03        $121,281      0.13%      0.85% to 1.45%    10.31% to 12.42%
        2009                          13,715     8.32 to 8.92        $119,844      5.98%      0.85% to 1.45%    26.14% to 27.79%
        2008                          10,749     6.74 to 6.98         $74,494      3.00%      0.85% to 1.45%    -37.74% to -37.33%
        2007                          11,248    10.92 to 11.14       $124,730      1.37%      0.85% to 1.45%    -0.39% to -0.19%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2011                         140,336    10.54 to 11.97     $1,591,230      1.63%      0.85% to 1.45%     4.85% to 7.23%
        2010                         157,637    10.05 to 11.16     $1,686,774      0.23%      0.85% to 1.45%    11.42% to 13.45%
        2009                          11,367     9.08 to 9.84        $105,247      0.93%      0.85% to 1.45%    17.91% to 19.63%
        2008                           9,316     7.70 to 8.06         $73,646      2.11%      0.85% to 1.45%    -32.22% to -31.08%
        2007                           7,692    11.36 to 11.75        $89,543      1.64%      0.85% to 1.45%          n/a

    International Value Portfolio
        2011                          13,461     6.26 to 7.01         $89,631      1.89%      0.85% to 1.45%    -21.67% to -20.29%
        2010                          14,630     7.99 to 8.67        $122,768      1.18%      0.85% to 1.45%     0.79% to 2.26%
        2009                          11,853     7.99 to 8.64         $98,657      2.02%      0.85% to 1.45%    26.41% to 28.20%
        2008                          13,696     6.37 to 6.68         $89,666      2.36%      0.85% to 1.45%    -39.46% to -38.45%
        2007                          22,091    10.55 to 10.85       $237,667      0.41%      0.85% to 1.45%     1.70% to 1.86%

    Socially Responsible Growth Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                               -          -                    $0      0.00%      0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                               -          -                    $0      51.67%     0.85% to 1.45%          n/a
        2008                          66,521    9.83 to 10.07        $658,616      4.34%      0.85% to 1.45%    -0.10% to 0.75%
        2007                          73,715    9.82 to 10.08        $730,031      2.40%      0.85% to 1.45%    -1.87% to -0.78%

    All-Cap Equity Fund
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                         101,638     6.92 to 7.09        $706,488      0.00%      0.85% to 1.45%    -24.96% to -24.32%
        2007                         220,319     9.69 to 9.95      $2,156,412      0.47%      0.85% to 1.45%     0.00% to 1.12%

    HY Bond Fund
        2011                          16,687     9.25 to 9.79        $163,169      5.29%      0.85% to 1.45%     1.95% to 2.97%
        2010                          17,425     9.07 to 9.51        $161,172      7.44%      0.85% to 1.45%     1.03% to 2.05%
        2009                           5,311     8.95 to 9.31         $48,543      2.04%      0.85% to 1.45%     7.10% to 7.75%
        2008                         127,858     8.24 to 8.73      $1,094,039      0.67%      0.85% to 1.45%    -12.21% to -11.37%
        2007                          47,580     9.69 to 9.85        $464,137      3.24%      0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2011                          75,445     8.61 to 9.62        $679,334      1.59%      0.85% to 1.45%    -5.43% to -3.62%
        2010                          34,999     9.09 to 9.98        $329,578      0.08%      0.85% to 1.45%    8.55% to 10.63%
        2009                          22,875     8.42 to 9.02        $195,824      2.01%      0.85% to 1.45%    20.08% to 21.47%
        2008                          11,222     7.01 to 7.23         $79,445      1.93%      0.85% to 1.45%    -34.36% to -33.86%
        2007                           5,355    10.70 to 10.84        $57,681      1.91%      0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2011                          19,367    12.19 to 13.85       $251,047      2.79%      0.85% to 1.45%     3.06% to 5.40%
        2010                          27,339    11.83 to 13.14       $340,567      2.30%      0.85% to 1.45%     6.13% to 8.22%
        2009                          14,068    11.31 to 12.15       $164,309      10.64%     0.85% to 1.45%    27.35% to 27.54%
        2008                           1,634     9.28 to 9.32         $15,211      2.73%      0.85% to 1.45%    -16.79% to -16.67%
        2007                          12,845    11.15 to 11.26       $143,678      9.00%      0.85% to 1.45%     4.12% to 4.28%

    Emerging Markets Equity Portfolio
        2011                          42,646    9.23 to 10.40        $418,758      0.09%      0.85% to 1.45%    -21.05% to -19.37%
        2010                         129,035    11.53 to 12.96     $1,581,054      0.21%      0.85% to 1.45%    14.75% to 17.41%
        2009                         224,025    10.13 to 11.04     $2,354,465      0.00%      0.85% to 1.45%    64.60% to 67.50%
        2008                          27,199     6.23 to 6.53        $174,359      0.00%      0.85% to 1.45%    -58.11% to -57.41%
        2007                          24,876    14.92 to 15.37       $376,592      0.62%      0.85% to 1.45%    37.46% to 38.29%

    Mid Cap Growth Portfolio
        2011                          35,322    10.23 to 11.65       $386,996      0.24%      0.85% to 1.45%    -10.54% to -8.46%
        2010                          57,071    11.43 to 12.73       $688,148      0.00%      0.85% to 1.45%    27.47% to 30.43%
        2009                          28,965     8.97 to 9.76        $268,742      0.00%      0.85% to 1.45%    52.26% to 54.10%
        2008                           9,000     5.98 to 6.18         $54,675      3.68%      0.85% to 1.45%    -48.50% to -47.90%
        2007                          20,574    11.64 to 11.97       $244,319      0.00%      0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2011                          10,725    9.66 to 11.00        $109,267      0.43%      0.85% to 1.45%    -2.83% to -0.92%
        2010                          15,347    9.94 to 10.89        $157,983      0.99%      0.85% to 1.45%    17.75% to 19.58%
        2009                          12,453     8.44 to 9.02        $108,022      0.00%      0.85% to 1.45%    34.71% to 35.25%
        2008                             588     6.37 to 6.44          $3,762      3.01%      0.85% to 1.45%          n/a
        2007                           1,457    11.28 to 11.49        $16,485      0.42%      0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2011                          20,353    9.28 to 10.43        $201,715      0.58%      0.85% to 1.45%     2.24% to 4.20%
        2010                          23,010    9.07 to 10.01        $222,824      0.73%      0.85% to 1.45%    25.33% to 26.78%
        2009                           2,210     7.31 to 7.66         $16,730      2.12%      0.85% to 1.45%    24.32% to 25.95%
        2008                           3,321     5.88 to 6.08         $19,894      1.41%      0.85% to 1.45%    -40.02% to -39.29%
        2007                          13,796    9.82 to 10.10        $138,157      0.83%      0.85% to 1.45%    -19.04% to 18.92%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2011                       3,696,604    9.13 to 10.20     $36,214,488      0.00%      0.85% to 1.45%`   -7.16% to -4.91%
        2010                       2,346,071    9.83 to 10.73     $24,764,596      0.00%      0.85% to 1.45%    13.32% to 15.66%
        2009                       1,616,425     8.79 to 9.27     $14,988,870      0.00%      0.85% to 1.45%    19.06% to 19.17%
        2008                       1,739,883     7.69 to 7.78     $13,528,700      0.41%      0.85% to 1.45%    -19.62% to -19.06%
        2007                       1,707,612     9.57 to 9.61     $16,411,138      0.00%      0.85% to 1.45%    -4.30% to -3.90%

    Chariot Absolute Return All Opportunities Portfolio
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                       1,174,152     9.41 to 9.73     $11,219,989      0.00%      0.85% to 1.45%    -3.14% to -0.89%
        2009                       1,751,489     9.71 to 9.82     $17,095,601      0.00%      0.85% to 1.45%          n/a

          *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

          **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the
              percentage change from inception to the end of the period.
Variable Annuity Prospectus

Flexible Premium Deferred Variable Annuity Contract

issued by: Midland National Life Insurance Company

through Midland National Life Separate Account C

Phone: (877) 586-0240 (toll-free)  Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

Variable Annuity (the “contract”) offers You benefits that may be particularly useful to You in meeting Your long-term savings and retirement needs.  The contract allows You to accumulate contract value, and later apply that contract value to receive fixed or variable annuity payments.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available without charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  The SAI, dated May 1, 2012, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your contract value to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  You can generally choose among the thirty-six investment divisions listed on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

• AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	• Lord Abbett Series Fund, Inc.
• The Alger Portfolios	• MFS® Variable Insurance TrustSM
• American Century Variable Portfolios, Inc	• PIMCO Variable Insurance Trust
• Fidelity® Variable Insurance Products Initial Class	• Van Eck VIP Trust

Your contract value in the investment divisions will increase or decrease based on investment performance.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.  The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

May 1, 2012

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Alger Capital Appreciation Portfolio	19. Fidelity VIP Investment Grade Bond Portfolio
2. Alger Large Cap Growth Portfolio	20. Fidelity VIP Mid Cap Portfolio
3. Alger Mid Cap Growth Portfolio	21. Fidelity VIP Money Market Portfolio
4. American Century VP Balanced Fund	22. Fidelity VIP Overseas Portfolio
5. American Century VP Capital Appreciation Fund	23. Invesco V.I. Diversified Dividend Fund[1]
6. American Century VP Income & Growth Fund	24. Invesco V.I. Global Health Care Fund
7. American Century VP International Fund	25. Lord Abbett Series Fund, Inc. Growth and Income Portfolio
8. American Century VP Value Fund	26. Lord Abbett Series Fund, Inc. International Opportunities Portfolio
9. Fidelity VIP Asset ManagerSM Portfolio	27. Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio[2]
10. Fidelity VIP Asset Manager: Growth® Portfolio	28. MFS® VIT Growth Series
11. Fidelity VIP Balanced Portfolio	29. MFS® VIT Investors Trust Series
12. Fidelity VIP Contrafund® Portfolio	30. MFS® VIT New Discovery Series
13. Fidelity VIP Equity-Income Portfolio	31. MFS® VIT Research Series
14. Fidelity VIP Growth & Income Portfolio	32. PIMCO VIT High Yield Portfolio
15. Fidelity VIP Growth Opportunities Portfolio	33. PIMCO VIT Low Duration Portfolio
16. Fidelity VIP Growth Portfolio	34. PIMCO VIT Real Return Portfolio
17. Fidelity VIP High Income Portfolio	35. PIMCO VIT Total Return Portfolio
18. Fidelity VIP Index 500 Portfolio	36. Van Eck VIP Global Hard Assets Fund

1Formerly Invesco V.I. Dividend Growth Fund

2Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

Definitions

SUMMARY

Features of Variable Annuity

Your “Free Look” Right

Your Contract Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Withdrawals

Administrative Procedures

Death Benefit

FEE TABLE

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges Under the Contracts

Sales Charge

Mortality and Expense Risk Charge

Administration and Maintenance Fee

Transfer Fee

Premium Taxes

Loan Charge (TSA Contracts Only)

Additional Information About Variable Annuity

Suitability of the Contracts

Other Products

Inquiries And Correspondence

State Variations

Our Separate Account C And Its Investment Divisions

The Funds

Investment Policies of The Funds’ Portfolios

Availability of the Portfolios

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

The General Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

PREMIUM PAYMENTS

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Contract Value

Transfers of Contract Value

Transfer Limitations

Withdrawals

Minimum Distribution Rules and Eligible Rollover Distributions

Free Withdrawal Amount

Loans

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Payment of Death Benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

Administrative Charge

Mortality and Expense Risk Charge

Contract Maintenance Charge

Transfer Charge

LOAN CHARGE (TSA Contracts Only)

Charges In The Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Nonqualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Loans

Diversification and Distribution Requirements

Surrenders

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Federal Defense of Marriage Act

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Taxes

Generation- Skipping Transfer Tax

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Foreign Tax Credits

Annuity Purchases by Residents of Puerto Rico

Separate Account Charges

MATURITY DATE

ELECTING AN ANNUITY PAYMENT OPTION

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after ANNUITIZATION FOR VARIABLE PAYMENT OPTIONS

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

CHANGE OF ADDRESS NOTIFICATION

MODIFICATION TO YOUR CONTRACT

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial Statements

Statement of Additional Information

Condensed Financial Information

Definitions

For Your convenience, below is a glossary of the special terms We use in this prospectus.  In this prospectus, these words and phrases are generally in bold type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Administrative Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone and fax numbers for all correspondence, transaction requests, payments, and inquiries.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date the annuitant  will be considered the owner  unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the contract date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge, any contingent deferred sales charge, and the premium tax charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which Contract Anniversaries and contract years are determined.

Contract Month means a month that starts the same date as the contract date in each month.  For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first of each month (February 1, March 1, April 1, etc.).

Contract Value means the sum of the amounts You have in Our General Account and in the investment  divisions  of Our Separate Account under Your inforce  contract.

Contract Year means a year which starts on the same date as the contract date in each month.

Death Benefit means the amount that We will pay to the beneficiary  in the event of the death of the annuitant  or an owner  if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner, an election of how the death benefit is to be paid, and any other required documents or forms.

Good Order means all of the information necessary to process a transaction, as described in more detail under “Administrative Procedures” on page 11.

Inforce means the annuitant’s  life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of a fund.

Issue Age means the age of the annuitant  on the birthday nearest to the contract date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Maturity Date means the date specified in the contract on which income payments will begin.   The earliest possible maturity date is the 10th contract anniversary at which time You may annuitize  Your full contract value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 90th birthday.

Net Premium means Your premium payment minus any premium tax charge.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner  is referred to as "You" in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant  will be the payee.  If the annuitant  or an owner  dies prior to the maturity  date, then the beneficiary  is the payee.

Principal Office means where You must send correspondence and inquiries and pay premiums, make transfers between investment divisions, and send other transaction requests.

The address is:

Midland National Life Insurance Company

4350 Westown Parkway West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner  and received by Us in good order at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We”, “Our”, “Us”, “Midland National” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner  of the contract.  We refer to the person who is covered by the contract as the “annuitant”, because the annuitant  and the owner  might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract, and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is inforce.

Features of Variable Annuity

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis.  Variable payment options are not available in certain states.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (qualified contracts) and for retirement plans which do not qualify for those tax advantages (nonqualified contracts).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 15 for more detailed information.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this contract:

(a)          if You are looking for a short-term investment; or

(b)         if You cannot risk getting back less money than You put in.

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Your “Free Look” Right

You have a right to examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the contract value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  More details regarding “Free Look” start on page 26.

Your Contract Value

Your contract value depends on:

•        the amount and frequency of premium payments,

•        the selected portfolio’s investment experience,

•        interest earned on amounts allocated to the General Account,

•        withdrawals, and

•        charges and deductions.

You bear the investment risk under the contract (except for amounts in the General Account).  There is no minimum guaranteed cash surrender value with respect to any amounts allocated to the Separate Account.  (See “Your Contract Value” on page 28).

Flexible Premium Payments

You can pay additional premiums prior to annuitization  and whenever You want, in whatever amount You want, within certain limits.  Your initial investment(s) must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant  or owner (calculation based upon all active contracts).

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account available under this contract or to Our General Account, unless otherwise noted, which pays interest at a declared rate, or to a combination of these options.  For limitations on premium allocations to the General Account, see “The General Account” on page 24.

For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on page 17).

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your accumulation value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies of The Funds’ Portfolios” on page 18.

We allocate Your premiums to the investment divisions You choose.  The value of Your contract will fluctuate prior to annuitization  depending on the investment options You have chosen.  You bear the investment risk of any investment division You choose.

Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or strictly restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  The amount that You can transfer into the General Account is limited.  See “The General Account” on page 24.  After the maturity date, You may make one transfer each year among the Separate Account investment divisions.  We currently do not charge You for transfers made during a contract year, but reserve the right to charge for each transfer after the fourth transfer in a contract year.  We also reserve the right to limit the number of transfers You may make and We may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the funds.

For limitations on transfers to and from the General Account, see “The General Account” on page 24.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

For restrictions on transfers due to market timing, see “Transfer Limitations” on page 29.

Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time before annuity payments begin.  A contingent deferred sales charge may be imposed on any withdrawal, and upon full withdrawal a contract maintenance charge may also be imposed.  The amount You request plus any contingent deferred sales charge will be deducted from Your contract value.  Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of contract value to effect a life annuity.  You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 ½.  Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income.  (See “Sales Charges on Withdrawals” on page 39, “FEDERAL TAX STATUS” on page 42, and “ELECTING AN ANNUITY PAYMENT OPTION” on page 49.)  Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law. For certain withdrawals, a signature guarantee might be required. See “Administrative Procedures” below.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and We may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the contract value next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•                    national and state banks;

•                    savings banks and savings and loan associations;

•                    securities brokers and dealers;  and

•                    credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Death Benefit

The Variable Annuity pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce.  The death benefit is equal to the greater of (a) the contract value, less any outstanding loan and loan interest, or (b) net premiums paid less withdrawals, less any outstanding loan and loan interest; in both cases measured as of the time We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required in good order. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant  or an owner  dies on or after the maturity date, then any remaining guaranteed amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s  or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Maximum Contingent Deferred Sales Charge or “Surrender Charge” (as a percentage of premiums withdrawn)	7.00%
Transfer Fee	$0-$25[1]
Maximum TSA Net Loan Interest Annual Rate* (of amount in loan account)	2.0%

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the General Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

Charge
Contract Maintenance Charge[2]	$33
Separate Account Annual Expenses (as a percentage of average contract value)
Mortality and Expense Risk Charge	1.25%
Administration Fees	0.15%
Total Separate Account Expenses	1.40%

1There is currently no charge for transfers.  We reserve the right to impose a $25 charge for each transfer in excess of four (4) in one contract year.

2The contract maintenance charge is deducted proportionally from the contract value at the time of the charge.   The contract maintenance charge is reflected in the examples below by a method intended to show the "average" impact of the contract maintenance charge on contracts.  In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.22% (current and guaranteed) based on the average contract value of the contracts based on an average contract value of $14,980 as of 12/31/2011.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2011 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.10%	1.51%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2011. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 57.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner  transaction expenses, the annual contract maintenance charge, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2011).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be (without voluntary waiver of fees or expenses):

Example 1: Highest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$946	$1,416	$1,910	$3,440

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$946	$966	$1,640	$3,440

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$316	$966	$1,640	$3,440

Example 2: Lowest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$805	$992	$1,204	$2,031

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$805	$542	$934	$2,031

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$175	$542	$934	$2,031

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  Condensed financial information for the Separate Account is located on page 62.

Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments.  However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity.  The amount of any sales charge depends on the contract year of the withdrawal.  For further information, see “Sales Charges on Withdrawals” on page 39.)

Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract.  (See “CHARGES, FEES AND DEDUCTIONS” on page 39.)

Administration and Maintenance Fee

We currently deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account.  In addition, a contract maintenance charge of $33 is deducted annually from each contract.  (See “CHARGES, FEES AND DEDUCTIONS” on page 39.)

Transfer Fee

There may be a $25 charge for each transfer in excess of 4 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your contract value at surrender, death, or annuitization. (See “Premium Taxes” on page 42.)

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner  or annuitant) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Additional Information About Variable Annuity

Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit  and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, please contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available at the above address or between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address will not be considered received at Our Principal Office and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone include requirements that callers identify themselves and the contract owner  by name, social security number, date of birth of the annuitant  or an owner, or other identifying information.  Accordingly, We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet, or telephone requests that We believe to be genuine.  We may record all telephone requests. There are risks associated with requests made by facsimile, internet, or telephone when the original request is not sent to Our Principal Office.  You bear those risks.  Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus because of legal restrictions in Your state.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Our Separate Account C And Its Investment Divisions

The “Separate Account” is Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment policies.  The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds.  You may allocate part or all of Your premiums to any 10 of the 36 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 36 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

1.      AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

2.      The Alger Portfolios,

3.      American Century Variable Portfolios, Inc.,

4.      Fidelity® Variable Insurance Products Initial Class,

5.      Lord Abbett Series Fund, Inc.,

6.      MFS® Variable Insurance TrustSM,

7.      PIMCO Variable Insurance Trust, and

8.      Van Eck VIP Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the portfolios’ Statements of Additional Information.  You should read the portfolios’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective. A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund (Formerly Invesco V.I. Dividend Growth Fund)

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund will normally invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

The Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks and the remainder in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products Initial Class
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid Cap Stock Portfolio (Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance TrustSM
MFS® Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® Investors Trust Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
PIMCO Variable Insurance Trust
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio***	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

**This investment division was closed to new investors as of June 15, 2007.  If You had money invested in this investment division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this investment division after this date, You will not be able to reinvest in the portfolio.

***Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield securities (commonly known as "junk bonds").

American Century Investment Management, Inc. manages the American Century VP Portfolios.  Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the Fidelity VIP Portfolios.

Fred Alger Management, Inc. manages The Alger Portfolios.  Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS® Investment Management manages the MFS Variable Insurance Trust. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division.  Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $25 transfer fee will be assessed (see “Transfers of Contract Value” on page 28).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners  arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

Other funds (or available classes) may have lower fees and better overall investment performance.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 42.

You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the contract value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant  or owner  dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of that day, if it is a business day.  If it is not a business day, We will use the accumulation  unit  value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each business day.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.40% of the accumulation value in the Separate Account.  Additional information on the accumulation unit values is contained in the Statement of Additional Information.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C’s purposes.  However, if required, We would first seek approval from the SEC and the insurance regulator where the contract is delivered;

•        end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of the Company under the Investment Company Act of 1940); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office.  At the same time, You may also change how Your net premiums are allocated.

The General Account

You may allocate some or all of Your accumulation value to the General Account, subject to certain limitations described below.  The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. Your cash surrender value from the General Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3.0% per year minus any surrender charges, partial withdrawals, transfers, or fees and expenses.

The General Account supports Our insurance and annuity obligations.  Certain states do not permit allocations to and transfers from the General Account.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premiums,

•        transferring amounts from the investment divisions, or

•        earning interest on amounts You already have in the General Account.

The maximum increase to the General Account in any contract year is limited to a total of $5,000, which cannot be exceeded without prior Company approval.  The sum of new premiums allocated plus any amount transferred from the Separate Account to the General Account cannot exceed a total of $5,000 in any contract year without prior Company approval.  Each request to exceed this maximum will be reviewed on a case-by-case basis.

Transfers, withdrawals and allocated deductions reduce this amount.  $250,000 is the maximum amount that, over the contract’s life, You can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account.  The annual interest rate has a minimum guarantee of 3.0% per year. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You assume the risk that interest credited may not exceed 3.0%.  Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year.  Interest is compounded daily at an effective annual rate that equals the annual rate We declare.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You may transfer amounts between the General Account and any investment divisions until the maturity date (subject to “Transfer Limitations” below).  However, only 2 transfers are allowed out of the General Account per contract year.  The total amount transferred out of the General Account in any contract year is limited to the larger of:

(a)          25% of the unloaned amount in the General Account at the beginning of the contract year, or

(b)         $25,000 (We reserve the right to lower this to $1,000).

These restrictions may prolong the period of time it takes to transfer Your total accumulation value in the General Account to investment divisions and, therefore, You should carefully consider whether investment in the General Account meets your needs and investment criteria.

These limits do not apply to transfers made in a Dollar Cost Averaging (DCA) program that occurs over a period of 12 or more months.

The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your contract. By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.  Please check Your contract form to see if the General Account is available on Your contract.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000 for a non-qualified contract, or $2,000 for a qualified contract.  This sale must take place through a registered representative who is licensed and registered to sell the contract.  The maximum issue age of the contract is 80 (the annuitant’s  age).

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded. While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

Your initial net  premium  payment (premium payments minus any state premium taxes) will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or We accept Your application (whichever is later) at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Principal Office.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Free Look

You may cancel Your contract within Your 30-day Free Look period.  We deem the Free Look period to expire 30 days after You have received Your contract.  Some states and situations may require a longer Free Look period.  To cancel Your contract, return Your contract to the agent who sold it to You or to Our Principal Office (within the 30-day Free Look period).  If You cancel Your contract, then We will return:

(a)          The contract value (which may be more or less than the premium payments You paid), or

(b)         If greater and required by Your state, the original amount of Your premium payments.

The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

PREMIUM PAYMENTS

Premium payments will be credited as of the end of the valuation period in which they are received in good order by Us.  Investments after the initial payment may be made at any time prior to the maturity date, so long as the annuitant  is living.  We may also refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler’s checks, money orders, for example).  We reserve the right to accept or reject any form of payment.

Allocation of Premium Payments

Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time.  In certain states, allocations to and transfers from the General Account are not permitted.

We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the “Free Look” period.  You will specify Your desired premium allocation on the contract’s application form. Your instructions in Your application will dictate how to allocate Your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes).

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the business day We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment divisions or the General Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise (See “Dollar Cost Averaging” on page 35).

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan).  Your contract value will vary daily to reflect the investment performance of the investment division(s) You select and any interest credited to Your allocations in the General Account, any premium payments, transfers, surrenders, loans, withdrawals, and charges assessed in connection with the contract. There is no guaranteed minimum contract value.  Transaction and sales charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account.  Your contract value in the General Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, withdrawals, and transfers) on Your accumulation value in the General Account.

There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account.  You bear the investment risk.  An investment  division’s  performance will cause Your contract value to go up or down.

Transfers of Contract Value

You may generally transfer amounts among the investment divisions and between the General Account and any investment division before the maturity date, unless otherwise noted.  Write to our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year before the maturity date (subject to the “Transfer Limitations” below). But, We reserve the right to assess a $25 charge  for each transfer after the 4th transfer in a contract year. The amount that You can transfer into or out of the General Account is limited.  See “The General Account” on page 24 for details.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.  Completed transfer requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  For information regarding telephone or facsimile request, see “Inquiries And Correspondence” on page 16.  For limitations on transfers to and from the General Account, see “The General Account” on page 24.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds From This Contract” on page 56.

After the maturity date, You can only make one transfer per contract year and only among the investment divisions of the Separate Account.

We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical investment divisions (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner  (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner  or registered representative by phone, We will send a letter by first class mail to the contract owner’s  address of record.

In addition to Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the contract owner  and/or registered representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.  You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by  spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program and Portfolio Rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original ‘wet’ contract owner  signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners  determined to be engaged in transfer activity that may adversely affect other contract owners  or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our Market Timing Procedures consistently to all contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request at Our Principal Office.  The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. In some states, a premium tax charge may also be deducted (Withdrawals may be restricted by a retirement arrangement under which You are covered.)   Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more and cannot reduce Your contract value to less than $1,000.  If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn. For a full withdrawal, You must send in Your contract with Your withdrawal request.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid.  In addition, upon full withdrawal, a contract maintenance charge (and possibly a premium tax charge) may also be subtracted.

Completed withdrawal requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange after receipt in good order.

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee. We may defer payment for more than seven days when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable;

•        for such other periods as the SEC may by order permit for the protection of owners; or

•        Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 56.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months.  See “When We Pay Proceeds From This Contract” on page 56.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account.  This allocation is subject to minimum amount requirements.  The contingent deferred sales charge will be determined without reference to the source of the withdrawal.  The charge will be based on the contract year and withdrawals.  (See “CHARGES, FEES AND DEDUCTIONS” on page 39.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

A withdrawal will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Withdrawals may be restricted under certain qualified contracts. You should consult Your tax advisor before making a withdrawal. (See “FEDERAL TAX STATUS” on page 42.)

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.  Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½  except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted.  Pursuant to tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals You request from a 403(b) contract comply with applicable tax requirements before We process Your request.  (See “FEDERAL TAX STATUS” on page 42.)

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding.  Eligible rollover distributions” from corporate pension, profit sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary  or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary  chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Free Withdrawal Amount

After the first contract year, You may withdraw 10% of the total net  premiums  paid (premiums after deduction for premium tax) without incurring a contingent deferred sales charge.  The value of 10% of the total net premiums paid is determined on the date of the requested withdrawal in a contract year.  The full 10% is available only if no other withdrawals have been taken in the prior 12-month period.  Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge.  No more than 10% of net premiums paid will be available in any 12-month period without incurring a contingent deferred sales charge. The free withdrawal amount is not subject to the $500 minimum withdrawal amount.  However, all withdrawals must be at least $100.

A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 42.)

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 42.

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code.  After the first contract anniversary and prior to the maturity date, owners  of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan.  Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program.  Pursuant to applicable tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. You should consult a tax advisor before requesting a loan.

Only one loan may be outstanding at any time and only one loan can be made within a 12-month period.  The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

(a)    $50,000 reduced by the excess (if any) of:

(i)   the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

(ii)  the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

(b)   the greater of:

(i)   one half of the present value of the nonforfeitable cash surrender value of this contract; or

(ii)  $10,000.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at the General Account minimum interest rate of 3% per year.    You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year.  Loan interest is due on each contract anniversary.  Unpaid interest will be added to the loan and accrue interest.  If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value.  In such case, We will give You at least 31 days written notice.  Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan.  In general, loans must be repaid in monthly or quarterly installments within 5 years.  If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made.  This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a tax penalty.  IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value.  The longer the loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding.  If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding.  In addition, a loan costs You a net interest charge of 2% per year.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  Only one active DCA program is allowed at a time.  You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account.  DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal Office.  The DCA election will specify:

(a)          the DCA source account from which transfers will be made,

(b)         that any money received with the form is to be placed into the DCA source account,

(c)          the total monthly amount to be transferred to the other investment divisions, and

(d)         how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

If a DCA program is elected after issue and the source account is the General Account, the minimum number of months for the program is 12 months.

DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of contract value.  While We currently do not charge for transfers, We do reserve the right to charge for each transfer after the 4th one in any contract year.  However, initiating a DCA program will only count once in determining the $25 charge for each transfer after the 4th in a contract year.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of contract value allocated to each investment division to a pre-set level on a monthly, quarterly, semi-annual, or annual basis.  (For example, an owner  may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division.)  Portfolio Rebalancing does not apply to loaned monies in the General Account.  If You elect this option, then each contract anniversary We will transfer the amounts needed to “rebalance” the contract value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.  The Portfolio Rebalancing option is subject to the General Account premium and transfer limitations.

Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in “The General Account” section on page 24.

Death Benefit

If the annuitant  or an owner  dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary  once We receive (at Our Principal Office) satisfactory proof of the annuitant’s  or an owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s  death. For joint annuitants, the death benefit is paid upon the second death.

If an owner  dies prior to the maturity date, the death benefit must be paid within 5 years of the owner’s  death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners  the death benefit is paid upon the first death.

The value of the death benefit, as described below, will be determined based on the contract value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents, information, or forms required all in good order. The death benefit will be paid once We receive the required information, in good order, from all  beneficiaries.

Unless a payment option is selected and all required forms and documentation are received within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant  and a payment option is selected within 60 days after the annuitant’s  death, the payment option must be an annuity for the life of the payee  or for a period extending no longer than the payee’s  life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner  or a joint owner  and a payment option is selected, the payment option must be an annuity for the life of the payee  or for a period extending no longer than the payee’s  life expectancy, and payments must begin within one year of the date of death.

If the annuitant  or an owner  dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s  or an owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners  die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the annuitant and an owner, the owner  is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary  will be the greater of:

(a) The contract value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

(b) The net premiums paid less withdrawals, less any outstanding loan and loan interest, at the time We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

If the annuitant  or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary  as provided in the annuity option selected.

Naming different persons as annuitant  and owner  can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners  and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

Payment of Death Benefits and Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the  beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge (a surrender charge) from any full or partial withdrawal of premiums (including a withdrawal to effect an annuity) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from the charge for the assumption of mortality and expense risks (described below).  For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any.  There is no sales charge on the investment income withdrawn.

The amount of any sales charge depends on the contract year of withdrawal.  Your first contract year begins on the contract date.  A subsequent contract year begins on each anniversary of that date.  Premium payments are considered withdrawn in the order that they were received.

The charge for each contract year is a percentage of the premiums withdrawn and is as follows:

Contract Year	Contingent Deferred Sales Charge
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and beyond	0%

No contingent deferred sales charge will be assessed upon:

a)      payment of death benefits;

b)      exercise of the free look right; and

c)      surrender of the Free Withdrawal Amount.

If Your contract value is less than the premiums You have paid at the time of withdrawal (because of negative investment performance), We will still assess a contingent deferred sales charge against the full remaining premium amount.

If You make a full withdrawal after the contract has been inforce  for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

Under current company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment divisions’ accumulation unit values and annuity unit values reflect this charge.  We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the accumulation value in the Separate Account. This charge compensates Us for assuming certain mortality and expense risks.  No mortality and expense charge is deducted from the General Account.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment divisions’ accumulation unit values and annuity unit values reflect this charge.  We cannot increase this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant  will receive under the contract.  Our obligation, therefore, relieves the annuitant  from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur. We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

Contract Maintenance Charge

We deduct an annual contract maintenance charge of $33 on each contract anniversary on or before the maturity date.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.   We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value.  If the contract is surrendered during a contract year then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the 4th transfer in a contract year.  For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being made.  All transfers included in one transfer request count as only one transfer for purposes of any fee.  For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions.

LOAN CHARGE (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant  or an owner) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.  The funds may also impose redemption fees, which We would deduct from Your contract value.

See the funds’ prospectuses for more information.

Premium Taxes

Midland National will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value (i.e., accumulation value) over the investment in the contract during the taxable year must generally be included in income.  There are some exceptions to this rule and a prospective owner  that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the Statement of Additional Information.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The Owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earning on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship.  Other restrictions may apply.  For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

•        Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing for their employees or themselves and make contributions to the contract on a pre-tax basis.

•         Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

This contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating required minimum distributions under all qualified contracts, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding.

“Eligible rollover distributions” from corporate pension, profit sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary  or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary  chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Loans

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.  Pursuant to new tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.  In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters.  These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.  You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of an owner  in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments for the purpose of tax reporting.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  See “Annuity Payments” below.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a qualified contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a non-qualified contract, this includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner  dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate maturity; or

•        which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified contract. You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner  during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s  income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuitization date, annuity income payments stop because an annuitant  or an owner  has died, the excess (if any) of the “investment in the contract” as of the annuitization  date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Federal Defense of Marriage Act

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.  Therefore, spousal continuation provisions in this contract will not be available to such partners or same-sex marriage spouses.  Consult a tax adviser for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s  country of citizenship or residence.  Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an annuitant  or an  owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant  or payee  or other beneficiary  who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner  that are beyond the scope of this discussion.  An owner  contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate-planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The maturity date is generally the contract anniversary nearest the annuitant’s  attained age of 90.  The maturity date differs based on the laws of the state in which this contract is delivered.  You may elect a different maturity date by sending a written request to Us at least 31 days before the requested new maturity date.  The requested maturity date must be a contract anniversary.  The requested maturity date cannot be later than the annuitant’s  attained age 90 and cannot be earlier than the 10th contract anniversary.  However, if You make a full withdrawal after the contract has been inforce  for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.  For qualified contracts, the requested maturity date cannot be earlier than the annuitant’s  attained age 59-1/2 or five years from the contract date, whichever is later.

If You have not previously specified otherwise, then on the maturity date You may:

(a)          take the contract value in one lump sum, or

(b)         convert the contract value into an annuity payment option payable to the annuitant  as described below.

ELECTING AN ANNUITY PAYMENT OPTION

You may apply the contract value to affect an annuity payment option.  Unless You choose otherwise, on the maturity date, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed annuity payment option and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.  We reserve the right to change the payment frequency so that payments are at least $20.

The payee’s  actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees  will be greater than for younger payees  because payments to older payees  are expected to be fewer in number.  For annuity payment options that do not involve a life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee  or any other person who is entitled to receive payment may name a beneficiary  to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary  at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their successors; and

•        the ways of proving age and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office.  You must elect the payment option at least 30 days before the maturity date.  If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  The contract value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 2.75% a year.  We may also credit interest under the fixed payment options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s  age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the administrative and mortality and expense risk charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following four payment options are available as Fixed Payment Options. The only payment option available under the Variable Payment Options is payment option 2.

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 1 up to 30 years. This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

1)      Life Annuity: We will pay equal monthly payments during the lifetime of the payee.  With a life annuity payment option, payments will only be made as long as the payee  is alive.  Therefore, if the payee  dies after the first payment, then only one payment will be made.

2)      Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee  is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old at the time of the first monthly payment.

4.      Proceeds Left at Interest: The proceeds will stay on deposit with Us for a period that We agree upon.  You will receive interest at the rate of at least 2.75% a year on the proceeds.

Transfers after ANNUITIZATION FOR VARIABLE PAYMENT OPTIONS

After the maturity date, one transfer per contract year may be made among the investment divisions.  Completed transfer requests received at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.  No transfers are allowed to or from the General Account.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland National” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds’ portfolios.  Midland National is the legal owner  of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the Funds’ Board of Directors,

•        to ratify the selection of independent auditors for the Funds,

•        on any other matters described in the Funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.  We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners  vote.  A possible effect of this proportional voting is that a small number of contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner  voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested.  We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio.  This is determined as of the record date set by the Fund’s Board of Directors for the shareholders meeting.  We count fractional shares.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the Fund’s adviser or the investment policies of its portfolios.  We will advise You if We do.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each funds’ Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.  If We ever believe that any of the funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, We will send a report that shows:

•        Your contract value, and

•        any transactions involving Your contract value that occurred during the year.  Transactions include Your premium allocations, transfers and withdrawals made in that year.

These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments).  Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract’s information page.  Each contract month begins on the same day in each contract month.  The calendar days of 29, 30, and 31 are not used. If Your initial premium is received on one of those dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment  division’s  return, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do not take into account capital gains or losses or the contingent deferred sales charge.  The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations.

Midland National may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

(a)    permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary  in Your contract application.  The beneficiary  is entitled to the death benefit of the contract.  A beneficiary  is revocable unless otherwise stated in the beneficiary  designation.  You may change the revocable beneficiary  during the annuitant’s or an owner’s lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary  is living when the annuitant  or an owner dies, then the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary  is living when the annuitant  or an owner  dies, then We will pay the death  benefit  to the owner.    If no beneficiary  is living when the owner  or annuitant  dies, then We will pay the death benefit to the owner’s  or annuitant’s  estate.  If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary  either on the application or by sending Us a written  notice.  If a person other than a joint owner  is named primary beneficiary, the surviving owner  will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, surrenders, or loans within seven days after receiving the required form(s) in good order at Our Principal Office.  The death benefit is  determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment or transfers for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      the SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for a withdrawal, surrender, loan, or death benefit, make transfers, or continue making annuity payments.  If a contract or account is frozen, the contract value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You or Your contract to government agencies and departments.

We may defer payment of any withdrawal, loan or surrender from the General Account, for up to 6 months after We receive Your request.

Distribution of the contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.25% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.  Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the contingent deferred sales charge; (b) the mortality and expense charge; (c) the administrative charge; (d) payments, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amount allocated to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  This contract has been filed with and approved by insurance officials in those states.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on the separate account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided legal advice regarding certain matters relating to the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the registration statement.  The address for PricewaterhouseCoopers LLP is:

One North Wacker Drive

Chicago, IL 60606

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A free copy of the Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus.  The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240.  The following is the Table of Contents for the Statement of Additional Information:

Condensed Financial Information

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount prior to the maturity date.

Investment Division	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
Fidelity VIP Money Market

2002	13.50	13.53	775,813
2003	13.53	13.39	534,687
2004	13.39	13.45	380,133
2005	13.45	13.52	345,985
2006	13.52	13.97	316,322
2007	13.97	14.89	408,608
2008	14.89	14.80	605,499
2009	14.80	14.45	334,867
2010	14.45	14.60	233,796
2011	14.60	14.42	200,288
Fidelity VIP High Income

2002	10.30	10.50	287,561
2003	10.50	13.18	309,646
2004	13.18	14.24	300,823
2005	14.24	14.42	239,638
2006	14.42	15.81	206,295
2007	15.81	16.05	178,986
2008	16.05	11.89	166,580
2009	11.89	16.83	161,028
2010	16.83	18.89	124,568
2011	18.89	19.37	121,786
Fidelity VIP Equity-Income

2002	23.50	19.24	856,412
2003	19.24	24.73	767,696
2004	24.73	27.19	731,176
2005	27.19	28.39	601,583
2006	28.39	33.64	488,726
2007	33.64	33.68	396,388
2008	33.68	19.04	276,760
2009	19.04	24.45	254,462
2010	24.45	27.76	218,296
2011	27.76	27.63	195,984
Fidelity VIP Growth

2002	24.28	16.73	1,275,719
2003	16.73	21.92	1,141,068
2004	21.92	22.34	1,029,800
2005	22.34	23.31	793,023
2006	23.31	24.56	610,233
2007	24.56	30.74	535,332
2008	30.74	16.01	385,976
2009	16.01	20.27	353,177
2010	20.27	24.80	294.247
2011	24.80	24.50	232,064
Fidelity VIP Overseas

2002	13.42	10.55	265,757
2003	10.55	14.91	240,310
2004	14.91	16.71	232,557
2005	16.71	19.61	208,652
2006	19.61	22.83	203,592
2007	22.83	26.41	206,085
2008	26.41	14.63	176,748
2009	14.63	18.26	153,424
2010	18.26	20.36	126,923
2011	20.36	16.63	101,366
Fidelity VIP Mid Cap

2002	9.54	8.48	388,673
2003	8.48	11.59	389,660
2004	11.59	14.28	423,627
2005	14.28	16.65	480,964
2006	16.65	18.50	423,567
2007	18.50	21.09	401,819
2008	21.09	12.58	300,184
2009	12.58	17.40	237,516
2010	17.40	22.10	214,313
2011	22.10	19.48	169,902
Fidelity VIP Asset ManagerSM

2002	16.75	15.07	389,168
2003	15.07	17.53	336,590
2004	17.53	18.23	287,405
2005	18.23	18.70	209,016
2006	18.70	19.79	172,970
2007	19.79	22.54	135,699
2008	22.54	15.84	101,472
2009	15.84	20.28	87,717
2010	20.28	22.72	63,339
2011	22.72	21.83	52,748
Fidelity VIP Investment Grade Bond

2002	14.82	16.12	555,495
2003	16.12	16.72	453,756
2004	16.72	17.22	404,640
2005	17.22	17.35	358,621
2006	17.35	17.85	315,334
2007	17.85	18.37	312,806
2008	18.37	17.52	270,466
2009	17.52	19.99	236,575
2010	19.99	21.25	194,782
2011	21.25	22.49	168,564

Fidelity VIP Contrafund®

2002	21.69	19.39	755,297
2003	19.39	24.56	689,941
2004	24.56	27.96	699,654
2005	27.96	32.24	669,043
2006	32.24	35.52	593,944
2007	35.52	41.15	519,013
2008	41.15	23.36	422,432
2009	23.36	31.24	384,516
2010	31.24	36.10	330,445
2011	36.10	34.69	291,843
Fidelity VIP Asset Manager: Growth®

2002	17.36	14.46	209,849
2003	14.46	17.59	180,339
2004	17.59	18.38	154,744
2005	18.38	18.82	121,952
2006	18.82	19.86	89,683
2007	19.86	23.29	72,369
2008	23.29	14.74	59,455
2009	14.74	19.32	54,970
2010	19.32	22.16	47,891
2011	22.16	20.50	41,117
Fidelity VIP Index 500

2002	25.25	19.36	1,062,829
2003	19.36	24.51	929,993
2004	24.51	26.73	867,399
2005	26.73	27.63	732,117
2006	27.63	31.53	629,400
2007	31.53	32.78	496,274
2008	32.78	20.36	386,078
2009	20.36	25.42	337,264
2010	25.42	28.83	281,640
2011	28.83	29.01	232,236
Fidelity VIP Growth & Income

2002	14.54	11.95	463,086
2003	11.95	14.59	421,946
2004	14.59	15.22	254,646
2005	15.22	16.15	313,193
2006	16.15	18.02	251,019
2007	18.02	19.92	211,451
2008	19.92	11.45	172,984
2009	11.45	14.36	142,890
2010	14.36	16.27	114,935
2011	16.27	16.30	96,300

Fidelity VIP Balanced

2002	12.54	11.29	264,774
2003	11.29	13.10	266,803
2004	13.10	13.62	384,072
2005	13.62	14.21	231,753
2006	14.21	15.65	228,555
2007	15.65	16.83	176,411
2008	16.83	10.96	139,572
2009	10.96	15.06	126,505
2010	15.06	17.43	108,115
2011	17.43	16.57	84,770
Fidelity VIP Growth Opportunities

2002	10.70	8.25	356,436
2003	8.25	10.56	324,087
2004	10.56	11.16	300,111
2005	11.16	11.98	254,735
2006	11.98	12.46	208,091
2007	12.46	15.13	183,680
2008	15.13	6.71	160,939
2009	6.71	9.66	153,434
2010	9.66	11.77	137,333
2011	11.77	11.88	115,862
American Century VP Capital Appreciation

2002	13.54	10.52	175,096
2003	10.52	12.50	144,988
2004	12.50	13.26	127,295
2005	13.26	15.96	120,456
2006	15.96	18.44	112,974
2007	18.44	26.51	107,379
2008	26.51	14.20	106,958
2009	14.20	19.01	92,028
2010	19.01	24.61	82,165
2011	24.61	22.69	58,600
American Century VP Value

2002	16.05	13.83	270,661
2003	13.83	17.58	260,992
2004	17.58	19.82	246,592
2005	19.82	20.53	302,500
2006	20.53	24.02	294,140
2007	24.02	22.46	275,920
2008	22.46	16.22	226,866
2009	16.22	19.17	176,298
2010	19.17	21.43	137,846
2011	21.43	21.35	119,637

American Century VP Balanced

2002	12.89	11.50	93,341
2003	11.50	13.54	103,627
2004	13.54	14.66	127,295
2005	14.66	15.17	83,741
2006	15.17	16.39	71,204
2007	16.39	16.96	56,970
2008	16.96	13.32	40,846
2009	13.32	15.17	35,262
2010	15.17	16.70	24,592
2011	16.70	17.34	18,936
American Century VP International

2002	11.85	9.31	232,073
2003	9.31	11.43	212,119
2004	11.43	12.95	193,997
2005	12.95	14.46	215,776
2006	14.46	17.82	244,512
2007	17.82	20.75	246,751
2008	20.75	11.29	286,505
2009	11.29	14.89	242,967
2010	14.89	16.63	209,152
2011	16.63	14.42	158,080

American Century VP Income & Growth

2002	11.05	8.79	152,009
2003	8.79	11.21	141,643
2004	11.21	12.49	142,103
2005	12.49	12.88	130,703
2006	12.88	14.87	117,593
2007	14.87	14.65	98,559
2008	14.65	9.45	80,660
2009	9.45	11.00	64,178
2010	11.00	12.39	53,847
2011	12.39	12.59	48,218
MFS VIT Growth

2002	11.38	7.43	479,968
2003	7.43	9.54	424,878
2004	9.54	10.63	375,608
2005	10.63	11.44	300,739
2006	11.44	12.17	252,674
2007	12.17	14.54	185,869
2008	14.54	8.97	138,855
2009	8.97	12.18	121,139
2010	12.18	13.85	102,579
2011	13.85	13.62	82,209

MFS VIT Research

2002	10.50	7.81	226,843
2003	7.81	9.60	193,197
2004	9.60	10.97	159,974
2005	10.97	11.66	155,377
2006	11.66	12.70	126,997
2007	12.70	14.17	87,411
2008	14.17	8.93	68,193
2009	8.93	11.64	55,605
2010	11.64	13.14	47,546
2011	13.14	12.90	41,694
MFS VIT Investors Trust

2002	9.91	7.72	104,280
2003	7.72	9.30	96,611
2004	9.30	10.21	89,168
2005	10.21	10.80	80,632
2006	10.80	12.04	72,289
2007	12.04	13.09	55,522
2008	13.09	8.64	44,726
2009	8.64	10.81	30,954
2010	10.81	11.84	26,011
2011	11.84	11.42	20,634
MFS VIT New Discovery

2002	19.96	13.45	190,967
2003	13.45	17.74	196,636
2004	17.74	18.63	196,685
2005	18.63	19.33	159,135
2006	19.33	21.58	132,396
2007	21.58	21.81	116,150
2008	21.81	13.05	82,782
2009	13.05	21.01	85,802
2010	21.01	28.23	83,256
2011	28.23	24.98	70,815
Lord Abbett Growth and Income

2002	13.86	11.20	327,700
2003	11.20	14.47	312,118
2004	14.47	16.08	311,322
2005	16.08	16.36	281,715
2006	16.36	18.92	268,719
2007	18.92	19.30	224,835
2008	19.30	12.09	158,361
2009	12.09	14.19	133,305
2010	14.19	16.42	107,298
2011	16.42	15.21	85,428

Lord Abbett Mid Cap Stock

2002	16.45	14.64	324,812
2003	14.64	18.00	324,416
2004	18.00	22.02	345,416
2005	22.02	23.50	368,432
2006	23.50	26.00	300,646
2007	26.00	25.78	280,830
2008	25.78	15.42	211,045
2009	15.42	19.25	158,598
2010	19.25	23.81	129,509
2011	23.81	22.53	105,364
Lord Abbett International

2002	6.56	5.32	31,288
2003	5.32	7.41	32,307
2004	7.41	8.80	46,053
2005	8.80	11.00	78,953
2006	11.00	13.99	139,474
2007	13.99	14.44	144,439
2008	14.44	6.91	91,468
2009	6.91	9.99	79,627
2010	9.99	11.95	71,514
2011	11.95	9.93	61,618
Alger Growth Portfolio

2002	7.05	4.66	157,878
2003	4.66	6.21	239,077
2004	6.21	6.46	231,091
2005	6.46	7.13	304,784
2006	7.13	7.40	284,242
2007	7.40	8.75	325,380
2008	8.75	4.60	219,694
2009	4.60	6.76	251,616
2010	6.76	7.56	132,074
2011	7.56	7.43	148,990
Alger Mid Cap Portfolio

2002	8.01	5.56	164,604
2003	5.56	8.11	314,939
2004	8.11	9.03	287,398
2005	9.03	9.78	284,155
2006	9.78	10.62	299,814
2007	10.62	13.78	352,640
2008	13.78	5.66	279,960
2009	5.66	8.46	295,404
2010	8.46	9.96	220,389
2011	9.96	9.01	224,804

Alger Capital Appreciation Portfolio

2002	6.22	4.05	397,144
2003	4.05	5.39	446,609
2004	5.39	5.74	352,959
2005	5.74	6.48	362,784
2006	6.48	7.62	317,124
2007	7.62	10.04	424,627
2008	10.04	5.43	380,778
2009	5.43	8.10	378,885
2010	8.10	9.10	269,297
2011	9.10	8.94	216,538
Alger Small Cap Portfolio

2002	5.52	4.02	63,605
2003	4.02	5.64	179,885
2004	5.64	6.48	191,203
2005	6.48	7.47	236,311
2006	7.47	8.84	245,440
2007	8.84	10.22	233,105
2008	10.22	5.38	171,466
2009	5.38	7.72	154,726
2010	7.72	9.54	121,021
2011	9.54	9.10	106,059
Van Eck Worldwide Hard Assets Fund
2002(1)	10.00	8.53	4,709
2003	8.53	12.19	8,208
2004	12.19	14.90	28,482
2005	14.90	22.29	87,559
2006	22.29	27.36	111,018
2007	27.36	39.21	136,447
2008	39.21	20.83	141,118
2009	20.83	32.36	153,345
2010	32.36	41.23	139,833
2011	41.23	33.97	103,955
Invesco V.I. Dividend Growth Fund
2002(1)	10.00	8.36	19,805
2003	8.36	10.68	28,861
2004	10.68	11.45	28,903
2005	11.45	11.96	31,039
2006	11.96	13.73	29,385
2007	13.73	10.53	38,017
2008	10.53	4.21	36,098
2009	4.21	5.29	51,946
2010	5.29	5.75	48,513
2011	5.75	5.55	35,247
Invesco V.I. Global Health Care Fund
2002(1)	10.00	8.13	10,812
2003	8.13	10.24	35,646
2004	10.24	10.86	51,621
2005	10.86	11.58	59,653
2006	11.58	12.02	51,358
2007	12.02	13.25	47,038
2008	13.25	9.33	33,563
2009	9.33	11.74	24,977
2010	11.74	12.19	19,641
2011	12.19	12.50	16,467

PIMCO High Yield Portfolio
2003(2)	10.00	10.87	87,433
2004	10.87	11.74	92,833
2005	11.74	12.05	52,379
2006	12.05	12.96	95,280
2007	12.96	13.23	135,140
2008	13.23	9.98	137,852
2009	9.98	13.81	137,472
2010	13.81	15.59	125,782
2011	15.59	15.89	139,208

PIMCO Low Duration Portfolio
2003(2)	10.00	9.97	6,557
2004	9.97	10.01	22,888
2005	10.01	9.97	19,947
2006	9.97	10.22	10,988
2007	10.22	10.82	6,828
2008	10.82	10.62	5,527
2009	10.62	11.87	4,343
2010	11.87	12.33	6,395
2011	12.33	12.29	4,685
PIMCO Real Return Portfolio
2003(2)	10.00	10.48	7,589
2004	10.48	11.25	46,876
2005	11.25	11.33	89,754
2006	11.33	11.25	120,513
2007	11.25	12.27	84,065
2008	12.27	11.24	99,652
2009	11.24	13.13	156,696
2010	13.13	14.00	169,195
2011	14.00	15.41	99,196
PIMCO Total Return Portfolio
2003(2)	10.00	10.10	25,888
2004	10.10	10.45	70,149
2005	10.45	10.37	164,873
2006	10.37	10.68	251,716
2007	10.68	11.46	287,014
2008	11.46	12.02	313,236
2009	12.02	13.47	289,970
2010	13.47	14.36	257,161
2011	14.36	14.67	240,636

(1)     Period from 5/1/2002 to 12/31/2002

(2)     Period from 5/1/03 to 12/31/03

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE ANNUITY

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account C)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract (“Contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2012, by contacting Us, at Our Principal Office located at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Terms used in the current prospectus for the policy are incorporated in this statement.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2012

THE CONTRACT

Non-Participation

Misstatement of Age or Sex

Proof of Existence and Age

Assignment

Annuity Data

Incontestability

Ownership

Entire Contract

Changes in the Contract

Protection of Benefits

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations Assuming Surrender

Other Performance Data

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person Owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Non-Participation

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Midland National.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other payee has been misstated in the application, the annuity payable under the contract will be whatever the contract value of the contract would purchase on the basis of the correct age or sex of the annuitant and/or other payee, if any, on the date annuity payments begin. Any overpayment or underpayments by Midland National as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the contract, We may require proof of the existence and/or proof of the age of the owner or annuitant.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, to the extent permitted by applicable laws, regulations or action of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The contract is incontestable after it has been in force, during the annuitant's lifetime, for two years.

Ownership

Before the annuitant's death, only the owner will be entitled to the rights granted by the contract or allowed by Midland National under the contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the owner is an individual and dies before the annuitant, the rights of the owner belong to the estate of the owner unless this contract has been endorsed to provide otherwise.

Entire Contract

We have issued the contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the contract. The Policy Form with the application and any riders make the entire contract. All statements made by or for the annuitant are considered representations and not warranties. Midland National will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.

Changes in the Contract

Only Midland National's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland National may not change or amend the contract, except as expressly provided in the contract, without the owner's consent. However, We may change or amend the contract if such change or amendment is necessary for the contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine accumulation unit values for the investment division of Our Separate Account at the end of each Business Day. The accumulation unit value for each investment division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the accumulation unit value for any Business Day is equal to the accumulation unit value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each investment division every Business Day as follows:

•    First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

•    Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

•    Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038356% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

•    Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the annuity unit value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

1.      the annuity unit value for the preceding business day.

2.      the net investment factor (as described above) for that division on that business day.

3.      the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market investment division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the Fidelity VIP Money Market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market investment division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the Fidelity VIP Money Market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:

a  =     net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the investment division.

b  =    expenses accrued for the period (net of reimbursements).

c  =     the average daily number of units outstanding during the period.

d  =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular contract. Contingent Deferred Sales Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the contract was issued.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding Fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any investment division.

Standard Total Return Calculations Assuming Surrender

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:

P =  a hypothetical initial payment of $1,000

  T =  average annual total return

  n =   number of years

  ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

Other Performance Data

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.

CTR = [ERV/P] – 1

Where:

               CTR =      the cumulative total return net of investment division recurring charges for the period.

               ERV =      ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

               P      =       an assumed initial payment of $1,000.

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “Contract Charges” factor to reflect the charges imposed under the contract. The Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $33 Contract Maintenance Charge. The contract maintenance charge is deducted only when the contract value is less than $50,000.  This additional amount is calculated using a method intended to show the "average" impact of the annual maintenance fee on a contract that has a contract value of less than $50,000.  The annual maintenance fee is approximated based on an average contract value of $14,980, so it is calculated as $33 , or 0.22% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that owner’s death, or (2) as annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “Designated Beneficiary” or over a period not extending beyond the life expectancy of that Beneficiary. The owner’s “Designated Beneficiary” is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the owner’s Designated Beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

Non-Natural Person Owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include an income any increase in the excess of the contract value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.  Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.  The value of enhanced death benefits may need to be considered in calculating required minimum distributions. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Under our distribution agreement with Sammons Securities Company, We allow for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C as follows:

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company**

2009	$81,032	$104,194
2010	$68,051	$127,039
2011	$ 59,666	$ 66,642

*Represents total commissions paid on Variable Annuity and Variable Annuity II contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

  sales representative training allowances,
  deferred compensation and insurance benefits,
  advertising expenses, and
  all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

  “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;
  sales promotions relating to the contracts;
  costs associated with sales conferences and educational seminars for their sales representatives; and
  other sales expenses incurred by them.

We also paid flat dollar amounts to certain selling firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

One North Wacker Drive

Chicago, IL 60606

OTHER INFORMATION

A Registration Statement has been filed with the SEC under the Securities Act of 1933 , as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
          MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

          CONSOLIDATED FINANCIAL STATEMENTS

          FOR THE YEARS ENDED DECEMBER 31, 2011 and 2010

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                               1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2011 and 2010            2

     Consolidated Statements of Income for the years ended
        December 31, 2011, 2010 and 2009                                     3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
        December 31, 2011, 2010 and 2009                                     4

     Consolidated Statements of Cash Flows for the years
        ended December 31, 2011, 2010 and 2009                               5

     Notes to Consolidated Financial Statements                              7

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
   Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 28, 2012

--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL  60606
T: (312)298-2000, F: (312) 298-2001, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2011 and 2010
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2011                2010
                                                                                    ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available for sale, at fair value                                   $27,210,029        $ 24,516,373
    Equity securities, at fair value                                                          406,809             424,953
    Mortgage loans                                                                            490,031             247,133
    Policy loans                                                                              340,731             333,186
    Short-term investments                                                                    290,070             248,637
    Derivative instruments                                                                    235,342             425,656
    Other invested assets                                                                     889,972             983,630
                                                                                    ------------------  ------------------
       Total investments                                                                   29,862,984          27,179,568

Cash                                                                                          165,611              50,517
Accrued investment income                                                                     258,004             237,447
Deferred policy acquisition costs                                                           1,397,148           1,502,244
Deferred sales inducements                                                                    374,354             455,628
Present value of future profits of acquired businesses                                         17,176              21,015
Federal income tax asset, net                                                                       -              58,019
Other receivables, other assets and property, plant and equipment                             114,550             146,950
Reinsurance receivables                                                                     2,075,717           1,889,376
Separate account assets                                                                       884,513           1,001,274
                                                                                    ------------------  ------------------
       Total assets                                                                       $35,150,057         $32,542,038
                                                                                    ==================  ==================

LIABILITIES
Policyholder account balances                                                             $26,320,092        $ 24,817,393
Policy benefit reserves                                                                     1,129,354           1,049,300
Policy claims and benefits payable                                                            132,627             119,949
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                  2,599,406           2,527,412
Derivative instruments                                                                         13,134              10,541
Federal income tax liability, net                                                             340,860                   -
Other liabilities                                                                             584,434             729,027
Separate account liabilities                                                                  884,513           1,001,274
                                                                                    ------------------  ------------------
       Total liabilities                                                                   32,004,420          30,254,896
                                                                                    ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                        2,549               2,549
Additional paid-in capital                                                                    354,208             335,907
Retained earnings                                                                           2,032,987           1,860,073
Accumulated other comprehensive income (loss)                                                 755,893              88,613
                                                                                    ------------------  ------------------
       Total stockholder's equity                                                           3,145,637           2,287,142
                                                                                    ------------------  ------------------
          Total liabilities and stockholder's equity                                      $35,150,057         $32,542,038
                                                                                    ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    2011              2010               2009
                                                                              -----------------  ----------------   ----------------

REVENUES
Premiums                                                                            $  164,718         $ 146,850          $ 147,415
Interest sensitive life and investment product charges                                 338,445           303,991            295,560
Net investment income                                                                1,402,512         1,407,708          1,059,608
Net gains (losses) on derivatives and derivative instruments                             5,767           191,371           (157,076)
Net unrealized gain from variable interest entity                                            -                 -             35,795
Net realized investment gains                                                           (8,206)           94,571            154,827

Total other-than-temporary impairment losses                                            (9,853)          (75,139)           (83,778)
Non-credit portion in other comprehensive income                                         2,326             3,557             12,307
                                                                              -----------------  ----------------   ----------------
Net impairment loss recognized in earnings                                              (7,527)          (71,582)           (71,471)

Other income                                                                             9,304            15,045             12,419
                                                                              -----------------  ----------------   ----------------
       Total revenue                                                                 1,905,013         2,087,954          1,477,077
                                                                              -----------------  ----------------   ----------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                     816,565           881,856            541,266
Benefits incurred                                                                      261,976           302,497            238,071
Amortization of deferred sales inducements                                              78,438            80,765             60,246
                                                                              -----------------  ----------------   ----------------
       Total benefits                                                                1,156,979         1,265,118            839,583

Operating and other expenses (net of commissions and other
    expenses deferred)                                                                 139,279           116,552            162,648
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                             212,002           221,904            175,601
                                                                              -----------------  ----------------   ----------------
    Total benefits and expenses                                                      1,508,260         1,603,574          1,177,832
                                                                              -----------------  ----------------   ----------------

    Income before income taxes                                                         396,753           484,380            299,245

Income tax provision                                                                   109,147           131,908            102,308
                                                                              -----------------  ----------------   ----------------
       Net income                                                                      287,606           352,472            196,937

        Less: Net income attributable to noncontrolling interests (net
           of tax $9,992 in 2009)                                                            -                 -            (57,373)
                                                                              -----------------  ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co.                       $  287,606        $  352,472         $  139,564
                                                                              =================  ================   ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------

                                                                                Additional
                                                              Common             Paid-in           Retained        Comprehensive
                                                               Stock             Capital           Earnings           Income
                                                            ---------------  -----------------  ----------------  -----------------
Balance, December 31, 2008                                       $   2,549         $  318,707       $ 1,504,864
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                                                              7,050
Comprehensive income  (loss)
    Net income                                                                                          139,564          $ 139,564
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                                                                   306,808
      Pension liability (net of tax ($1,200))                                                                               (2,229)
      Post-retirement liability (net of tax $340)                                                                              630
                                                                                                                  -----------------
        Comprehensive (loss)                                                                                             $ 444,773
                                                                                                                  =================
Equity transactions with noncontrolling interests, net                                (16,880)
Capital contribution
Dividends paid on common stock                                                                          (51,617)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2009                                           2,549            301,827         1,599,861
Deconsolidation of variable interest entity                                            16,880
Comprehensive income  (loss)
    Net income                                                                                          352,472            352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                                                                   576,847
      Pension liability (net of tax ($1,760))                                                                               (3,269)
      Post-retirement liability (net of tax ($654))                                                                         (1,214)
                                                                                                                  -----------------
        Comprehensive income                                                                                               924,836
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          12,200
Dividends paid on common stock                                                                          (92,260)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2010                                           2,549            335,907         1,860,073
Comprehensive income  (loss)
    Net income                                                                                          287,606            287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                                                                   674,385
      Pension liability (net of tax ($1,755))                                                                               (3,259)
      Post-retirement liability (net of tax ($2,071))                                                                       (3,845)
                                                                                                                  -----------------
        Comprehensive income                                                                                          $    954,886
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          13,301
Dividends paid on common stock                                                                         (114,692)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2011                                       $   2,549         $  354,208       $ 2,032,987
                                                            ===============  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------
                                                                   Accumulated
                                                                      Other                                        Total
                                                                Comprehensive             Noncontrolling      Stockholder's
                                                                Income (Loss)             Interest              Equity
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2008                                           $   (781,910)           $ 133,837           $1,178,047
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                               (7,050)                                        -
Comprehensive income  (loss)
    Net income                                                                                  57,373              196,937
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                  306,808                                   306,808
      Pension liability (net of tax ($1,200))                              (2,229)                                   (2,229)
      Post-retirement liability (net of tax $340)                             630                                       630

        Comprehensive (loss)

Equity transactions with noncontrolling interests, net                                          16,880
Capital contribution                                                                           296,100              296,100
Dividends paid on common stock                                                                                      (51,617)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2009                                               (483,751)             504,190            1,924,676
Deconsolidation of variable interest entity                                                   (504,190)            (487,310)
Comprehensive income  (loss)
    Net income                                                                                                      352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                  576,847                                   576,847
      Pension liability (net of tax ($1,760))                              (3,269)                                   (3,269)
      Post-retirement liability (net of tax ($654))                        (1,214)                                   (1,214)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        12,200
Dividends paid on common stock                                                                                      (92,260)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2010                                                 88,613                    -            2,287,142
Comprehensive income  (loss)
    Net income                                                                                                      287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                  674,385                                   674,385
      Pension liability (net of tax ($1,755))                              (3,259)                                   (3,259)
      Post-retirement liability (net of tax ($2,071))                      (3,845)                                   (3,845)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        13,301
Dividends paid on common stock                                                                                     (114,692)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2011                                           $    755,893              $     -           $3,145,637
                                                            ======================     ================     ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                   $  287,606          $ 352,472          $ 196,937
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                290,440            302,669            235,847
    Net amortization of premiums and discounts
        on investments                                                         (154,194)          (131,051)           (89,973)
    Amortization of index options                                               289,043            179,637            165,439
    Employee stock ownership plan                                                13,301             12,200                  -
    Policy acquisition costs deferred                                          (252,737)          (263,602)          (214,843)
    Sales inducements deferred                                                  (81,990)           (92,589)           (74,579)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                                 15,733            (22,989)           (83,356)
    Net (gains) losses on derivatives and derivative
        instruments                                                              (5,767)          (191,371)           157,076
    Net unrealized gains from variable interest entity                                -                  -            (35,795)
    Provision (benefit) for deferred income taxes                                90,940             20,151            (17,781)
    Net interest credited and product charges on
        universal life and investment policies                                  746,935            895,216            436,536
    Changes in other assets and liabilities
       Net receivables                                                          (79,743)           (23,954)           (57,028)
       Net payables                                                              24,388             71,909            125,697
       Policy benefits                                                           52,526            102,645             55,813
       Other, net                                                               (44,448)           (49,117)              (567)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                               1,192,033          1,162,226            799,423
                                                                       -----------------   ----------------   ----------------

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.) CONSOLIDATED STATEMENTS OF CASH
FLOWS (continued) FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,255,557        $ 5,026,800        $ 7,712,355
    Equity securities                                                           131,333            224,575            100,281
    Mortgage loans                                                               53,944             52,252             33,601
    Derivative instruments                                                            -                  -              9,987
    Other invested assets                                                       206,589             52,778             37,206
Cost of investments acquired
    Fixed maturities                                                         (5,571,152)        (6,821,533)        (9,049,051)
    Equity securities                                                           (61,026)          (160,158)          (102,725)
    Mortgage loans                                                             (307,412)           (61,773)           (25,893)
    Derivative instruments                                                     (242,316)          (125,959)          (162,597)
    Other invested assets                                                       (21,548)           (31,865)           (28,219)
Change in cash due to deconsolidation of VIE                                          -           (159,827)                 -
Net change in policy loans                                                       (7,545)           (17,207)              (487)
Net change in short-term investments                                            (41,433)           104,634           (175,000)
Net change in collateral on derivatives                                         (49,878)           (86,174)           183,681
Net change in amounts due to/from brokers                                      (160,148)            30,861            144,838
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (1,815,035)        (1,972,596)        (1,322,023)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 2,966,600        $ 2,906,068        $ 2,779,877
Benefits paid on universal life and investment  products                     (2,240,684)        (2,189,030)        (2,076,795)
Net change in repurchase agreements and other borrowings                        121,872            (38,643)          (258,701)
Receipts related to noncontrolling interests - net                                    -                  -            296,100
Capital contributions received                                                    5,000              5,000                  -
Dividends paid on common stock                                                 (114,692)           (92,257)           (51,617)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                                 738,096            591,138            688,864
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 115,094           (219,232)           166,264

Cash at beginning of year                                                        50,517            269,749            103,485
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                          $  165,611           $ 50,517          $ 269,749
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes, paid to parent                                             $ 62,700           $ 51,374          $ 204,153
      Interest on other borrowings                                                1,940              2,381              4,594

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. Midland
        National Services Company ("MNSC") is a Delaware limited liability company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. In 2009,
        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company
        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the predetermined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.When values are not available from pricing services or broker quotes, such as private placements including corporate securities and asset-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $109,464 and $84,434 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2011 and 2010, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2011 and 2010, 62% and 76%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. During 2011, twenty-three new mortgages were originated for $305,400, and during 2010 six new mortgages were originated for $58,890.

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31, 2011:

                                            Percentage
                                         -----------------

         Hotel                                        30%
         Office                                       23%
         Multi-family                                 16%
         Retail                                       16%
         Residential                                   6%
         Industrial                                    4%
         Other                                         5%

        Approximately 52% of the mortgage loans are on properties located in the following states as of December 31, 2011:

                                            Percentage
                                         -----------------

         California                                   20%
         Georgia                                      12%
         Arizona                                      10%
         North Carolina                               10%

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2011, the reported value of these reverse mortgages was $29,301. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of $397 (two loans), $1,036 (two loans), and
        $1,530 (four loans) for the years ended December 31, 2011, 2010 and
        2009, respectively. In addition, the Company has an allowance for mortgage loan credit losses of $2,000, $0 and $0 at December 31, 2011,
        2010 and 2009, respectively. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include commercial paper and fixed income securities, stated at amortized cost, and money market funds, stated at cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $36,363 and $39,176 as of
        December 31, 2011 and 2010, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. Improvements in credit markets and a low interest rate environment during 2011 and 2010 resulted in fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2011, 2010 and 2009, the Company recorded $7,527, $71,582 and
        $71,471, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective cash flow hedges are reported as a component of OCI. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,289, $1,143, $1,058, $1,111 and $938 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,129,354 and $1,049,300 at
        December 31, 2011 and 2010, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2011 and 2010.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $26,320,092 and
        $24,817,393 at December 31, 2011 and 2010, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2011 and 2010. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2011 and 2010, there were
        $2,185,727 and $2,063,855, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the
        Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. The effect of changes in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and to clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about fair value.

        Transfers of financial assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable interest entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance has no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The Company adopted the guidance on
        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        Recently issued authoritative guidance

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This guidance will be effective on January 1, 2012, with early adoption permitted. The guidance provides companies the option of adopting either prospectively or retrospectively. The Company will adopt this guidance retrospectively on January 1, 2012. The Company expects this new guidance, when adopted, will reduce retained earnings and accumulated OCI and stockholder's equity by approximately $149,500 to
        $162,500 net of tax of $80,500 to $87,500, subject to other adjustments.
        After adoption in 2012, the Company expects to defer fewer costs and record lower amortization resulting in deferred emergence of earnings.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The new requirements are effective for periods ending on or after December 15,
        2012. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance on related to fair value measurement and disclosure, which substantially converged GAAP with
        International Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in
        GAAP; however, disclosure requirements have been expanded. The expanded disclosures include: 1) for all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place; 2) a qualitative discussion about the sensitivity of recurring Level 3 fair value measurements; 3) disclose any transfers between Level 1 and Level 2 fair value measurements on a gross basis, including reasons for those transfers; 4) disclose the reason why an asset is being used differently by the company than its highest and best use; and 5) all fair value measurements needs to be categorized in the fair value hierarchy with disclosure of that categorization even if the asset or liability is not recorded at fair value. This guidance will be effective January 1, 2012.
        Other than additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

        Comprehensive income

        In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance removes the presentation option allowing comprehensive income disclosures in the consolidated statement of stockholder's equity, but does not change the items that must be reported in other comprehensive income. This guidance will be effective January 1, 2012, and will change the presentation of comprehensive income in the consolidated financial statements. The FASB has deferred the requirement in the standard calling for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The
        Company is currently assessing the impact of the guidance on the
        Company's consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                             December 31, 2011                   December 31, 2010
                                                      ---------------------------------   ---------------------------------
                                                         Carrying         Estimated          Carrying         Estimated
                                                           Value          Fair Value          Value           Fair Value
                                                      ----------------  ---------------   ---------------   ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                      $27,210,029      $27,210,029       $24,516,373       $24,516,373
    Equity securities                                         406,809          406,809           424,953           424,953
    Mortgage loans                                            490,031          473,562           247,133           219,546
    Short-term investments                                    290,070          290,070           248,637           248,637
    Derivative instruments                                    235,342          235,342           425,656           425,656
    Other invested assets                                     889,972          901,156           983,630           998,669
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                        128,480          128,480            26,061            26,061
    Separate account assets                                   884,513          884,513         1,001,274         1,001,274

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                    14,898,807       13,450,772        14,193,220        12,724,974
    Indexed life and annuity embedded
       derivatives                                            (35,142)         (35,142)          (40,622)          (40,622)
    Repurchase agreements, other borrowings
      and collateral on derivative instruments              2,599,406        2,599,406         2,527,412         2,527,412
    Derivative instruments                                     13,134           13,134            10,541            10,541

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2011
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,351,774              $      -        $3,351,774
Municipal securities                                              -          3,925,894                   488         3,926,382
Corporate securities                                              -          8,776,716               888,707         9,665,423
Residential mortgage-backed securities                            -          3,329,532               167,667         3,497,199
Commercial mortgage-backed securities                             -            768,406                    94           768,500
Asset-backed securities                                           -          3,290,716             2,524,842         5,815,558
Other debt obligations                                            -             40,948               144,245           185,193
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         23,483,986             3,726,043        27,210,029
Equity securities:
Financial services                                                -            228,412                11,444           239,856
Other                                                             -            111,813                55,140           166,953
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            340,225                66,584           406,809
Derivative instruments:
Options                                                           -            122,396                     -           122,396
Interest rate swaps, credit default swaps
and interest rate floors                                          -             38,876                     -            38,876
Futures                                                      74,070                  -                     -            74,070
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                 74,070            161,272                     -           235,342
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    -                  -               (15,850)          (15,850)
Indexed annuity funds withheld                                    -                  -               144,330           144,330
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -               128,480           128,480
Separate account assets                                     884,513                  -                     -           884,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                           -                  -               (35,142)          (35,142)
Derivative instruments:
Interest rate swaps and credit default swaps                      -             13,134                     -            13,134

                                                                                 December 31, 2010
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,357,124              $      -        $3,357,124
Municipal securities                                              -          3,015,347                     -         3,015,347
Corporate securities                                              -          7,422,540             1,148,275         8,570,815
Residential mortgage-backed securities                            -          2,864,008               205,743         3,069,751
Commercial mortgage-backed securities                             -          1,417,735                    94         1,417,829
Asset-backed securities                                           -          2,456,071             2,457,780         4,913,851
Other debt obligations                                            -             84,254                87,402           171,656
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         20,617,079             3,899,294        24,516,373
Equity securities:
Financial services                                                -            287,542                10,826           298,368
Other                                                             -             86,762                39,823           126,585
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            374,304                50,649           424,953
Derivative instruments:
Options                                                           -            209,211                     -           209,211
Interest rate swaps, credit default swaps
and interest rate floors                                          -             23,143                     -            23,143
Futures                                                     193,302                  -                     -           193,302
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                193,302            232,354                     -           425,656
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                               -                  -               (23,614)          (23,614)
     Indexed annuity funds withheld                               -                  -                49,675            49,675
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -                26,061            26,061
Separate account assets                                   1,001,274                  -                     -         1,001,274

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                                -                  -               (40,622)          (40,622)
Derivative instruments
Interest rate swaps and credit default swaps                      -             10,541                     -            10,541

        Approximately 14% and 16% of the total fixed maturities are included in the Level 3 group at December 31, 2011 and 2010, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2011 and 2010:

                                                                              December 31, 2011
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Municipal securities                                                $      -           $    488             $     488
Corporate securities                                                  37,017            851,690               888,707
Residential mortgage-backed securities                                     -            167,667               167,667
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,524,842             2,524,842
Other debt obligations                                                     -            144,245               144,245
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                37,017          3,689,026             3,726,043

Equity securities:
Financial services                                                         -             11,444                11,444
Other                                                                      -             55,140                55,140
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             66,584                66,584
                                                         --------------------   ----------------   -------------------
Total                                                            $    37,017        $ 3,755,610          $  3,792,627
                                                         ====================   ================   ===================

Percent of total                                                          1%                99%                  100%
                                                         ====================   ================   ===================

                                                                              December 31, 2010
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Corporate securities                                             $    83,957        $ 1,064,318          $  1,148,275
Residential mortgage-backed securities                                     -            205,743               205,743
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,457,780             2,457,780
Other debt obligations                                                     -             87,402                87,402
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                83,957          3,815,337             3,899,294
Equity securities:
Financial services                                                         -             10,826                10,826
Other                                                                      -             39,823                39,823
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             50,649                50,649
                                                         --------------------   ----------------   -------------------
                                                         --------------------   ----------------   -------------------
Total                                                            $    83,957        $ 3,865,986          $  3,949,943
                                                         ====================   ================   ===================

Percent of total                                                          2%                98%                  100%
                                                         ====================   ================   ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2011 and 2010 are as follows:

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------
                                                        Realized and Unrealized
                                                            Gains (Losses)
                                                   ----------------------------------
                                     Beginning       Included in       Included in
                                      Balance        Net Income            OCI              Purchases            Sales
                                  ---------------- ----------------  ----------------  -------------------- ----------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $     -           $     -             $     488          $     -
Corporate securities                    1,148,275           (2,024)           43,767               285,769         (163,361)
Residential mortgage-
backed securities                         205,743           (7,760)             (160)                    -          (30,156)
Commercial mortgage-
backed securities                              94                -                 -                     -                -
Asset-backed securities                 2,457,780          (42,298)           53,143               215,084         (101,398)
Other debt obligations                     87,402              115             8,653                13,305           (4,780)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total fixed maturities                  3,899,294          (51,967)          105,403               514,646         (299,695)

Equity securities:
Financial services                         10,826                -               618                     -                -
Other                                      39,823            2,654            47,794                 1,298          (36,429)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total equity securities                    50,649            2,654            48,412                 1,298          (36,429)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                            (23,614)           1,468                 -                     -                -
Indexed annuity funds
withheld                                   49,675          103,694                 -                     -                -
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total reinsurance
receivables                                26,061          105,162                 -                     -                -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (40,622)          15,453                 -                     -                -

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of      Ending
                                     Issuances       Settlements         Level 3         Balance
                                  ---------------- ---------------------------------- --------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $    -            $     -         $  488
Corporate securities                            -               -           (423,719)       888,707
Residential mortgage-
backed securities                               -               -                  -        167,667
Commercial mortgage-
backed securities                               -               -                  -             94
Asset-backed securities                         -               -            (57,469)     2,524,842
Other debt obligations                          -               -             39,550        144,245
                                  ---------------- ---------------  ----------------- --------------
Total fixed maturities                          -               -           (441,638)     3,726,043

Equity securities:
Financial services                              -               -                  -         11,444
Other                                           -               -                  -         55,140
                                  ---------------- ---------------  ----------------- --------------
Total equity securities                         -               -                  -         66,584

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                              3,661           2,635                  -        (15,850)
Indexed annuity funds
withheld                                   (5,096)         (3,943)                 -        144,330
                                  ---------------- ---------------  ----------------- --------------
Total reinsurance
receivables                                (1,435)         (1,308)                 -        128,480

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (13,259)         (7,674)                 -        (35,142)

(A)     Included in the transfers in and/or out line above is $594,455 of securities priced using unobservable data at December 31, 2010 that were valued by a pricing service using observable market data at December 31,
        2011, and $152,817 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2011.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                       December 31, 2010
                            --------------------------------------------------------------------------------------------------------
                                                Realized and Unrealized           Purchases,
                                                    Gains (Losses)             Issuances, and      Transfers in
                                           --------------------------------
                             Beginning       Included in     Included in         Settlements       and/or out of        Ending
                              Balance        Net Income          OCI                (net)           Level 3 (A)         Balance
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------

Financial assets
(carried at fair value):
Fixed maturities
Municipal securities            $ 132,606          $     -         $     -              $      -       $ (132,606)          $     -
Corporate securities              754,957              578          63,256               122,218          207,266         1,148,275
Residential mortgage-
backed securities                 470,648           (4,974)         43,211               (75,718)        (227,424)          205,743
Commercial mortgage-
backed securities                 749,685          (33,538)         47,736                (1,462)        (762,327)               94
Asset-backed securities         2,836,786          (25,459)         73,442               193,320         (620,309)        2,457,780
Other debt obligations            106,659              109           5,654                10,487          (35,507)           87,402
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total fixed maturities          5,051,341          (63,284)        233,299               248,845       (1,570,907)        3,899,294

Equity securities:
Financial services                 25,245           13,211          (1,293)              (26,337)               -            10,826
Other                                   -                -             (42)               39,865                             39,823
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total equity securities            25,245           13,211          (1,335)               13,528                -            50,649

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                     (6,133)         (17,481)              -                     -                -           (23,614)
Indexed annuity funds
withheld                           12,809           36,866               -                     -                -            49,675
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total reinsurance
receivables                         6,676           19,385               -                     -                -            26,061

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)           26,158           66,780               -                     -                -           (40,622)

(A)     Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at December 31,
        2010, and $413,113 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.
        An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2011, 2010 and 2009 are as follows:

                                                            2011              2010              2009
                                                       ---------------   ---------------   ----------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                        $  (2,311)        $  (5,974)          $  1,730
Residential mortgage-backed securities                         (2,376)           (3,607)            (6,707)
Commercial mortgage-backed securities                               -           (33,515)            (5,165)
Asset-backed securities                                             -           (18,214)                 -
Other debt obligations                                            115               106                261
                                                       ---------------   ---------------   ----------------
Total fixed maturities                                         (4,572)          (61,204)            (9,881)
                                                       ---------------   ---------------   ----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                                    1,468           (17,481)           109,466
Index annuity funds withheld                                  103,694            36,866            (67,110)
                                                       ---------------   ---------------   ----------------
Total reinsurance receivables                                 105,162            19,385             42,356

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                   15,453            66,780           (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                          December 31, 2011                       December 31, 2010
                               -------------------------------------   -------------------------------------
                                    Fair              Unfunded              Fair              Unfunded
                                    Value           Commitments            Value            Commitments
                               ----------------  -------------------   ---------------   -------------------

Fixed income                         $ 754,054             $ 50,660         $ 861,438              $ 56,892
Private equity                         103,232               10,598            93,299                21,798
Real estate                             43,870               28,157            43,876                29,408
Other                                        -                    -                56                     -
                               ----------------  -------------------   ---------------   -------------------

                                     $ 901,156             $ 89,415         $ 998,669             $ 108,098
                               ================  ===================   ===============   ===================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

                                                                   December 31, 2011
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,051,079         $ 300,695           $    -        $ 3,351,774
    Municipal securities                       3,564,475           369,986            8,079          3,926,382
    Corporate securities                       9,286,378           681,011          301,966          9,665,423
    Residential mortgage-backed
    securities                                 3,108,442           439,600           50,843          3,497,199
    Commercial mortgage-backed
    securities                                   779,233            41,345           52,078            768,500
    Asset-backed securities                    5,861,590           120,853          166,885          5,815,558
    Other debt obligations                       170,670            16,011            1,488            185,193
                                         ----------------   ---------------  ---------------  -----------------
    Total fixed maturities                    25,821,867         1,969,501          581,339         27,210,029

Equity securities:
    Financial services                           232,567            17,018            9,729            239,856
    Other                                        113,434            53,897              378            166,953
                                         ----------------   ---------------  ---------------  -----------------
    Total equity securities                      346,001            70,915           10,107            406,809
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $26,167,868        $2,040,416        $ 591,446        $27,616,838
                                         ================   ===============  ===============  =================

                                                                   December 31, 2010
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,432,038         $  96,842        $ 171,756        $ 3,357,124
    Municipal securities                       3,044,016            48,063           76,732          3,015,347
    Corporate securities                       8,452,057           450,301          331,543          8,570,815
    Residential mortgage-backed
    securities                                 2,862,181           263,291           55,721          3,069,751
    Commercial mortgage-backed
    securities                                 1,428,109            55,274           65,554          1,417,829
    Asset-backed securities                    4,964,958           136,210          187,317          4,913,851
    Other debt securities                        171,061             4,040            3,445            171,656
                                         ----------------   ---------------  ---------------  -----------------
            Total fixed maturities            24,354,420         1,054,021          892,068         24,516,373

Equity securities:
    Financial services                           292,121            19,160           12,913            298,368
    Other                                        126,079             3,634            3,128            126,585
                                         ----------------   ---------------  ---------------  -----------------
             Total equity securities             418,200            22,794           16,041            424,953
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $24,772,620        $1,076,815        $ 908,109        $24,941,326
                                         ================   ===============  ===============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             2011                                2010
                                               ---------------------------------  ----------------------------------
                                                 Amortized         Estimated         Amortized         Estimated
                                                    Cost           Fair Value          Cost           Fair Value
                                               ---------------   ---------------  ----------------  ----------------

Due in one year or less                             $  92,256         $  90,578         $ 164,997         $ 163,659
Due after one year through five years               1,904,366         1,928,601         1,536,679         1,574,353
Due after five years through ten years              4,404,354         4,736,432         3,572,585         3,805,590
Due after ten years                                10,345,636        11,045,235        10,570,356        10,296,314
Securities not due at a single maturity date
  (primarily mortgage-backed securities)            9,075,255         9,409,183         8,509,803         8,676,457
                                               ---------------   ---------------  ----------------  ----------------

Total fixed maturities                            $25,821,867       $27,210,029       $24,354,420       $24,516,373
                                               ===============   ===============  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                         December 31, 2011
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
Municipal securities                  $  3,525          $   143        $ 117,556         $  7,936       $ 121,081         $  8,079
Corporate securities                   961,404           54,287        1,746,400          247,679       2,707,804          301,966
Residential mortgage-
backed securities                       75,095            3,318          307,938           47,525         383,033           50,843
Commercial mortgage-
backed securities                       59,963            2,174          162,433           49,904         222,396           52,078
Asset-backed securities              1,553,500           57,476          745,534          109,409       2,299,034          166,885
Other debt securities                    3,200               33           31,327            1,455          34,527            1,488
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,656,687          117,431        3,111,188          463,908       5,767,875          581,339

Equity securities:
Financial services                           -                -           33,868            9,729          33,868            9,729
Other                                      370              222           14,285              156          14,655              378
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                    370              222           48,153            9,885          48,523           10,107
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,657,057        $ 117,653       $3,159,341        $ 473,793      $5,816,398        $ 591,446
                                 ==============  ===============  ===============  ===============  ==============   ==============

                                                                         December 31, 2010
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
U.S. government and
agencies                             $ 462,300         $ 38,230        $ 976,610        $ 133,526      $1,438,910        $ 171,756
Municipal securities                   661,944           22,129        1,034,481           54,603       1,696,425           76,732
Corporate securities                   850,308           27,257        2,122,137          304,286       2,972,445          331,543
Residential mortgage-
backed securities                      108,946            3,132          334,160           52,589         443,106           55,721
Commercial mortgage-
backed securities                       37,677            1,146          459,780           64,408         497,457           65,554
Asset-backed securities                448,191           19,971        1,345,738          167,346       1,793,929          187,317
Other debt securities                   10,444              211           69,635            3,234          80,079            3,445
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,579,810          112,076        6,342,541          779,992       8,922,351          892,068

Equity securities:
Financial services                      24,017            2,565           73,939           10,348          97,956           12,913
Other                                   38,662              562           25,163            2,566          63,825            3,128
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                 62,679            3,127           99,102           12,914         161,781           16,041
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,642,489        $ 115,203       $6,441,643        $ 792,906      $9,084,132        $ 908,109
                                 ==============  ===============  ===============  ===============  ==============   ==============

        At December 31, 2011, the Company held 6,280 positions in fixed income and equity securities. The above table, as of December 31, 2011, includes 528 securities of 396 issuers. At December 31, 2011, 67% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2011, 33% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2011, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2011.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at
        December 31, 2011, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent
        51% of unrealized losses at December 31, 2011, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S. national and regional banks.
        Other industry sectors with large unrealized losses include military housing, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes
        OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represent 9% of unrealized losses at December 31, 2011, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at December 31, 2010 and 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 9% of unrealized losses at December 31, 2011, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2011 and
        2010 from prior levels. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at
        December 31, 2010 and 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings.
        The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. There was no OTTI in CMBS recognized in 2011. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 28% of unrealized losses at December 31, 2011, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2011.
        Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of
        December 31, 2011 compared to the unrealized losses at December 31,
        2010. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 2% of unrealized losses at December 31,
        2011, primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2011, 2010 and 2009, as summarized in the following table:

                                                                   2011               2010                2009
                                                             -----------------  -----------------   -----------------

Corporate securities                                                $   2,343          $  14,783           $  28,220
Residential mortgage-backed securities                                  4,787              9,067               3,986
Commercial mortgage-backed securities                                       -             32,798              37,570
Asset-backed securities                                                     -             13,898                 165
Commercial mortgage loans                                                 397              1,036               1,530
                                                             -----------------  -----------------   -----------------

Net impairment loss recognized in earnings                          $   7,527          $  71,582           $  71,471
                                                             =================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2011 and 2010 on fixed maturities held by the Company for which a non-credit portion of an OTTI impairment was recognized in OCI:

                                                                   2011               2010
                                                             -----------------  -----------------

Balance, January 1                                                  $  30,476          $  29,636

Additions for newly impaired securities                                 3,366             18,974
Reductions for impaired securities sold                               (14,130)           (18,134)
                                                             -----------------  -----------------

Balance, December 31                                                $  19,712          $  30,476
                                                             =================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2011 and 2010 are summarized as follows:

                                                                   2011               2010
                                                             -----------------  -----------------

Corporate securities                                                $  20,625          $  17,093
Residential mortgage-backed securities                                  2,621                 98
Commercial mortgage-backed securities                                       -              2,221
Asset-backed securities                                                 1,154                601
                                                             -----------------  -----------------

Total OTTI losses in accumulated OCI                                $  24,400          $  20,013
                                                             =================  =================

        Investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2011               2010                2009
                                                        -----------------  -----------------   -----------------

Gross investment income
     Fixed maturities                                        $ 1,192,940        $ 1,101,486         $ 1,134,910
     Equity securities                                            24,836             24,824              24,005
     Mortgage loans                                               17,354             14,246              13,591
     Policy loans                                                 23,456             22,068              21,830
     Short-term investments                                        2,140              2,709               1,269
     Derivative instruments                                       76,324             70,743             (70,064)
     Other invested assets                                        95,857            201,803             (26,654)
                                                        -----------------  -----------------   -----------------
             Total gross investment income                     1,432,907          1,437,879           1,098,887

Less: Investment expenses                                         30,395             30,171              39,279
                                                        -----------------  -----------------   -----------------
             Net investment income                           $ 1,402,512        $ 1,407,708         $ 1,059,608
                                                        =================  =================   =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                              2011                2010               2009
                                                        -----------------   -----------------  -----------------

Fixed maturities                                              $   (3,423)          $  79,262         $  176,244
Equity securities                                                 (1,892)             15,903            (19,902)
Mortgage loans                                                    (2,891)               (491)              (600)
Short-term                                                             -                (103)              (915)
                                                        -----------------   -----------------  -----------------

        Net realized investment gains                         $   (8,206)          $  94,571         $  154,827
                                                        =================   =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2011, 2010 and 2009 were as follows:

                                       2011                     2010                             2009
                           ------------------------------   -------------------------------  -------------------------------
                               Fixed           Equity           Fixed           Equity           Fixed           Equity
                            Maturities       Securities      Maturities       Securities      Maturities       Securities
                           --------------   -------------   --------------   --------------  --------------   --------------

Proceeds from sales          $ 2,464,048        $104,955      $ 2,366,174         $197,853     $ 6,155,856         $100,281
Gross realized gains              97,286           6,933          133,475           21,327         377,031            6,219
Gross realized losses           (116,364)        (11,713)         (72,294)          (4,702)       (215,126)         (26,122)

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2011:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC              $ 551,718

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2011 and 2010. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2011 and
        2010, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with regulatory authorities

        At December 31, 2011 and 2010, securities with reported values of $3,563 and $3,554, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,181and $3,269, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2011, the beneficial interests in the remaining securities had a book value of $198,105 and fair value of $166,925.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                          December 31, 2011                December 31, 2010
                                                   ------------------------------   ------------------------------
                                                    Notional Amount       Fair       Notional Amount      Fair
                                                                         Value                           Value
                                                   --------------   -------------   --------------  --------------
Assets:

Derivative instruments:
   Put options (1)                                 $       N/A               $ -    $       N/A               $ 1
   Interest rate swaps (1)                               433,914          21,391          387,418          12,090
   Credit default swaps - receive (1)                     35,500           1,119           92,400           4,177
   Interest rate floors (1)                              113,000          14,201          113,000           4,983
   Futures (1)                                           401,922          74,070          982,972         193,302
   Call options (1)                                    3,885,115         122,396        3,279,125         209,210
   Interest rate swaps - effective
    cash flow (2)                                         23,810           2,165           23,810           1,893
                                                                    -------------                   --------------

                                                                       $ 235,342                        $ 425,656
                                                                    =============                   ==============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
    Indexed annuity products ceded (1)                       N/A        $(15,850)          $  N/A        $(23,614)
    Indexed annuity funds withheld (1)                       N/A         144,330              N/A          49,675
                                                                    -------------                   --------------

                                                                       $ 128,480                         $ 26,061
                                                                    =============                   ==============
Fixed maturities - asset-backed securities:
   Hybrid instruments (1)                                              $ 405,958                        $ 449,563
                                                                    =============                   ==============

Liabilities:
Investment-type insurance contracts -
   embedded derivatives:
    Indexed life and annuity products (1)                               $(35,142)                        $(40,622)
                                                                    =============                   ==============
Derivative instruments:
   Interest rate swaps (1)                               $ 3,609           $ 136         $ 19,707           $ 499
   Credit default swaps - receive (1)                          -               -           23,350             318
   Credit default swaps - pay (1)                         56,000          12,998           56,000           9,724
                                                                    -------------                   --------------

                                                                        $ 13,134                         $ 10,541
                                                                    =============                   ==============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                            For the Year Ended December 31, 2011
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $272           gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2010
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $ 611          gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2009
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps         $ (2,243)        gains (losses)                 $ -             instruments    -       $ -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2011 and 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                  Gain (Loss) in Income
                                                           ------------------------------------
                                                                 2010               2009
                                                           -----------------  -----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                                $    508           $    309
Fixed rate fixed income securities                                     (314)               503
                                                           -----------------  -----------------

                                                                      $ 194              $ 812
                                                           =================  =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                            2011                2010               2009
                                                       ----------------   -----------------  -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                            $ 9,663            $ 11,215           $ (6,052)
Credit default swaps - receive                                     877               7,052             (4,542)
Credit default swaps - pay                                      (3,274)              6,869             20,271
Interest rate floors                                             9,218               1,354             (4,565)
Embedded derivatives in:
Indexed life and annuity products                               (5,480)             66,780           (442,636)
Indexed annuity products ceded                                  39,576              (7,881)           109,465
Indexed annuity funds withheld                                  94,654              36,867            (67,109)
Hybrid instruments                                              19,852              11,324            (40,492)
Futures                                                        (47,765)            102,694            118,925
Options                                                       (111,554)            (45,097)           158,847
                                                       ----------------   -----------------  -----------------

                                                               $ 5,767           $ 191,177         $ (157,888)
                                                       ================   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                          $  13,554           $   9,706         $   (4,685)
Options                                                         62,770              61,037            (65,379)
                                                       ----------------   -----------------  -----------------

                                                              $ 76,324            $ 70,743          $ (70,064)
                                                       ================   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2011 and 2010 applicable to derivative instruments was $63,809 and $113,687, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2011 and 2010 applicable to derivative instruments was $11,510 and $8,950, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a VIE in which it was previously considered the primary beneficiary. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 35% and 47% interest in the Fund as of
        December 31, 2011 and 2010, respectively. North American held a 18% and
        23% interest in the Fund as of December 31, 2011 and 2010, respectively.
        The general partner of the Fund is a related party, Guggenheim Partners
        Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 was $35,795, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010. The related net income attributable to noncontrolling interest included for the years ended
        December 31, 2011, 2010 and 2009 for the Fund is $0, $0 and $57,373,
        respectively.

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                           2011               2010              2009
                                                                     -----------------  ----------------- -----------------

Net income attributable to the Company                                     $  287,606         $  352,472        $  219,498

Transfers (to) from the noncontrolling interests:

   Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                            -                  -           (16,880)
                                                                     -----------------  ----------------- -----------------

Change from net income attributable to the Company
    and transfers (to) from noncontrolling interests                       $  287,606         $  352,472        $  202,618
                                                                     =================  ================= =================

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2011 is as follows:

            Limited partnerships
              Carrying amount of asset                    $  889,972
              Maximum exposure to loss                       979,387
            Resecuritization trust
              Beneficial interests held in trust             166,925
              Maximum exposure to loss                       166,925

7.      BORROWINGS

        At December 31, 2011 and 2010, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2011 have maturity dates in March and June of 2012 and November of 2013. The interest rates on the outstanding borrowings range from 0.39% to 0.72%. The Company renewed the borrowings that matured in March 2012 for a borrowing that will mature on March 17,
        2014 at an interest rate of 0.68%. Interest expense incurred during
        2011, 2010 and 2009 was $1,940, $2,381 and $4,594, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2011 and 2010 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, the wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $244,715 was issued and outstanding at
        December 31, 2011. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by the Company and its affiliate, North American, and ceded to
        Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the
        LOC. Fees and expenses of approximately $5,639 have been paid related to this LOC, which have been capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. There was no amortization recognized in 2011.
        In addition, a quarterly fee equal to 1.45% per annum of the outstanding
        LOC will be paid during the life of the facility.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2011, 2010 and 2009 are as follows:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DAC, beginning of year                                            $ 1,502,244      $ 1,798,826      $ 2,012,764
Commissions deferred                                                  214,272          220,875          201,236
Underwriting and acquisition expenses deferred                         38,465           42,727           41,655
Reduction due to reinsurance ceded                                          -                -          (28,047)
Change in offset to unrealized (gains) losses                        (149,670)        (342,599)        (257,756)
Amortization related to operations                                   (219,230)        (224,916)        (202,808)
Amortization related to realized (gains) losses                         2,518           (1,150)           8,247
Amortization related to derivatives                                     8,549            8,481           23,535
                                                               ---------------  ---------------  ---------------

DAC, end of year                                                  $ 1,397,148      $ 1,502,244      $ 1,798,826
                                                               ===============  ===============  ===============

        The composition of DSI for the years ended December 31, 2011, 2010 and
        2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DSI, beginning of year                                              $ 455,628        $ 626,447        $ 764,191
Sales inducement costs deferred                                        81,990           92,331           77,002
Increase (reduction) due to recapture of reinsurance                        -              258           (2,423)
Change in offset to unrealized (gains) losses                         (84,826)        (182,643)        (152,077)
Amortization related to operations                                    (84,315)         (82,583)         (72,939)
Amortization related to realized (gains) losses                         1,578              131            3,552
Amortization related to derivatives                                     4,299            1,687            9,141
                                                               ---------------  ---------------  ---------------

DSI, end of year                                                    $ 374,354        $ 455,628        $ 626,447
                                                               ===============  ===============  ===============

        The composition of the PVFP for the years ended December 31, 2011, 2010 and 2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

PVFP, beginning of year                                              $ 21,015         $ 21,767         $ 34,020
Increase due to recapture of reinsurance ceded                              -            3,567                -
Change in offset to unrealized (gains) losses                               -                -           (7,678)
Amortization                                                           (3,839)          (4,319)          (4,575)
                                                               ---------------  ---------------  ---------------

PVFP, end of year                                                    $ 17,176         $ 21,015         $ 21,767
                                                               ===============  ===============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                          Range of
                                                        Useful Lives             2011              2010
                                                    ---------------------   ---------------   ---------------
Land                                                         -                    $  3,029          $  3,029
Buildings and improvements                             20 - 39 years                18,746            18,717
Leasehold improvements                                 10 - 40 years                 1,855             1,691
Furniture and fixtures                                    10 years                   7,293             6,973
Computer equipment and software                          3 - 10 years               37,421            40,639
Other                                                     3 - 5 years                   40                40
                                                                            ---------------   ---------------
                                                                                    68,384            71,089
Accumulated depreciation                                                           (27,935)          (25,745)
                                                                            ---------------   ---------------
                                                                                 $  40,449         $  45,344
                                                                            ===============   ===============

        Depreciation expense was $6,099, $5,594 and $5,086 for the years ended
        December 31, 2011, 2010 and 2009, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                          2011                           2010                          2009
                               ----------------------------   ----------------------------  -----------------------------
                                  Ceded         Assumed          Ceded         Assumed         Ceded          Assumed
                               -------------  -------------   -------------  -------------  -------------   -------------

Premiums and deposits
 on investment contracts          $ 533,766        $ 9,034       $ 353,374        $ 1,340      $ 489,965         $ 1,001

Claims and investment
 contract withdrawals               212,969          1,337         210,711          1,763        198,117             256

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued since March 1, 2008. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of $4,113,910 and $4,035,855 against the reserve credits of $4,840,062 and $4,628,996 in reinsurance receivables in the December 31, 2011 and 2010 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $584,429 and $585,225 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2011 and 2010 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with
        North American. In accordance with the coinsurance agreement North
        American ceded a defined block of permanent life insurance products to
        MNL Re. At December 31, 2011, MNL Re assumed reserves of $480 which are included in reinsurance receivables and received premiums of $5,227 from
        North American. MNL Re paid experience refunds to North American of
        $4,738 for the year ended December 31, 2011. For the year ended December
        31, 2010, there were no assumed reserves, reinsurance receivables, or experience refunds paid.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2011 Solberg Re assumed reserves of $56,395, which are included in reinsurance receivables and received premiums of $7,668 from
        North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                             2011               2010
                                                       -----------------  ------------------

Net unrealized gain (loss)
     Available-for-sale securities                          $ 1,469,788          $  213,426
     Certain interest rate swaps                                  2,165               1,893
     Non-credit portion of OTTI losses                          (24,400)            (20,013)
Intangibles                                                    (253,949)            (39,217)
Pension liability:
     Unrecognized actuarial net gains (losses)                  (22,075)            (17,061)
Postretirement liability:
     Unrecognized actuarial net gains (losses)                   (9,547)             (3,748)
     Unrecognized prior service costs                               931               1,048
Deferred income taxes                                          (407,020)            (47,715)
                                                       -----------------  ------------------

Accumulated other comprehensive gain (loss)                  $  755,893           $  88,613
                                                       =================  ==================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                      2011               2010                2009
                                                                 ---------------  ------------------  -----------------

Net unrealized gain (loss)
     Available-for-sale securities                                  $ 1,243,917         $ 1,549,789         $  971,529
     Certain interest rate swaps                                            272                 611             (2,243)
     Non-credit portion of OTTI losses                                   (4,387)             (7,193)           (12,820)
Intangibles                                                            (214,732)           (494,518)          (408,899)
Reclassification adjustment for (gains) losses released
     into income                                                         12,445            (161,232)           (86,401)
Pension liability:
     Amortization of net loss in net periodic benefit expense             1,450                 647                346
     Net gain (loss) recognized in accrued benefit costs                 (6,464)             (5,676)            (3,775)
Postretirement liability:
     Amortization of net gain (loss) in net periodic
     benefit expense                                                        504                 103                 29
     Amortization of prior service costs                                   (117)               (117)                75
     Net gain (loss) recognized in accrued benefit costs                 (6,303)             (1,854)              (592)
     Prior service costs arising in current year                              -                   -              1,458
Deferred income taxes                                                  (359,305)           (308,196)          (160,548)
                                                                 ---------------  ------------------  -----------------

     Net other comprehensive gain (loss)                             $  667,280          $  572,364         $  298,159
                                                                 ===============  ==================  =================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                          2011                2010               2009
                                     ----------------   -----------------  -----------------

Current                                    $  18,207          $  111,757         $  120,089
Deferred                                      90,940              20,151            (17,781)
                                     ----------------   -----------------  -----------------
    Total income tax expense              $  109,147          $  131,908         $  102,308
                                     ================   =================  =================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2011, 2010 and 2009 are as follows:

                                                 2011                2010               2009
                                           -----------------   -----------------  -----------------

At statutory federal income tax rate             $  138,863          $  169,533         $  104,735
Dividends received deductions                        (1,112)             (1,484)              (497)
Tax credits                                         (33,010)            (32,473)            (4,585)
Other, net                                            4,406              (3,668)             2,655
                                           -----------------   -----------------  -----------------
    Total income tax expense                     $  109,147          $  131,908         $  102,308
                                           =================   =================  =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2011 and 2010 are as follows:

                                                                   2011                2010
                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                $  609,070          $  683,028
    Investments                                                             -                   -
    Other, net                                                         50,282              40,593
                                                             -----------------   -----------------
      Total deferred income tax assets                                659,352             723,621
                                                             -----------------   -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (6,012)             (7,355)
    Investments                                                      (516,328)           (102,417)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (524,842)           (551,434)
                                                             -----------------   -----------------
      Total deferred income tax liabilities                        (1,047,182)           (661,206)
                                                             -----------------   -----------------
      Net deferred income tax asset (liability)                    $ (387,830)          $  62,415
                                                             =================   =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company does not expect any significant changes to its liability for unrecognized tax benefits during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The
        Company did not have any accrued interest and penalties at December 31,
        2011 and 2010.

        The IRS concluded an examination of the Company's income tax returns for
        2007 through 2008 during the year ended December 31, 2011. No significant adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2011; however, prescribed practices used by the Company in 2011 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2011 decreased the Company's statutory-based surplus by $59,388. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution as ordinary dividends to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed paid-in and contributed surplus. All payments of extraordinary dividends to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus as regards policyholders). The
        Company paid dividends of $114,692, $92,260 and $51,617 in 2011, 2010 and 2009, respectively. Dividends payable in 2012 up to approximately
        $285 million will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2011, 2010 and 2009, is approximately $326,031,
        $284,969 and $83,327, respectively, and reported surplus as regards policyholders at December 31, 2011, 2010 and 2009, is $1,854,241,
        $1,639,725 and $1,391,869 , respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,224, $4,231 and $3,749 was incurred in 2011, 2010 and 2009, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

            Year ending December 31,
            2012                                              $  2,985
            2013                                                 2,806
            2014                                                 2,708
            2015                                                 2,511
            2016                                                 1,963
            Thereafter                                           7,909
                                                        ---------------
                                                             $  20,882
                                                        ===============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company, via its insurance subsidiary, participates in noncontributory defined benefit pension plan ("Pension Plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiary, certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit
        Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                          Pension Plan              Other Benefit Plan
                                                                      2011           2010          2011           2010
                                                                   ------------   ------------  ------------   ------------
Obligation and funded status
Accumulated benefit obligation                                       $ (53,974)     $ (43,967)    $ (24,168)     $ (16,297)
Fair value of plan assets                                               45,527         36,383             -              -
                                                                   ------------   ------------  ------------   ------------
Underfunded status                                                      (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------
Accrued benefit liability recognized
in other liabilities                                                    (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------

Changes in liability for benefits recognized in
    accumulated OCI (pre-tax)
Beginning balance                                                    $ (17,061)     $ (12,032)      $(2,700)        $ (832)
Net (gain) loss amortized into net periodic benefit cost                 1,450            647           387            (14)
Net gain (loss) arising during the period                               (6,464)        (5,676)       (6,303)        (1,854)
                                                                   ------------   ------------  ------------   ------------
Balance at December 31                                                 (22,075)       (17,061)       (8,616)        (2,700)
                                                                   ------------   ------------  ------------   ------------

Changes in deferred taxes recognized in
    accumulated OCI                                                    $(1,755)       $(1,760)      $(2,071)        $ (654)
                                                                   ------------   ------------  ------------   ------------

                                                                 Pension Plan                     Other Benefit Plan
                                                         2011        2010        2009        2011        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Additional information
Net periodic benefit income (costs)                     $ (849)     $ (345)      $  45     $ 2,218     $(1,403)    $ 1,438
Net periodic benefit cost reclassified from
   accumulated OCI                                      (1,450)       (647)       (346)       (387)         14        (104)
Employer contributions                                   5,000       5,000           -         263         430         331
Employee contributions                                       -           -           -         185         152         122
Benefit payments                                           531         449         363         491         582         453

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                       4.27%       5.33%       5.88%       4.28%       5.12%       5.50%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                       5.33%       5.88%       5.88%       5.50%       5.50%       6.25%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                      Other
                                                    Pension          Benefit
                                                      Plan            Plan
                                                 ---------------  --------------
       Year ending December 31,
               2012                                    $  1,192         $   597
               2013                                       1,353             646
               2014                                       1,562             701
               2015                                       1,707             772
               2016                                       1,853             847
               2017-2021                                 12,016           5,409

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2011, 2010 and 2009, the Pension Plan recorded an actuarial loss of
        $8,220, $5,082 and $3,775, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2011 and 2010, the plan sponsor's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2011.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                                2011
                                                               Target            2011            2010
Cash equivalents and fixed income securities                          65%              65%             63%
Mutual funds, hedge funds and other                                   35%              35%             37%
                                                           ---------------  ---------------  --------------

             Total                                                   100%             100%            100%
                                                           ===============  ===============  ==============

        It is the plan sponsor's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity. The following table summarizes the valuation of the Company's Pension Plan assets carried at fair value as of December 31, 2011 and 2010 by asset class:

                                                                                December 31, 2011
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,114                $ -                 $ -              $ 2,114
Fixed income securities (B)
Corporate debt instruments                                    -             23,966                   -               23,966
Foreign debt obligations                                      -              1,134                   -                1,134
Other governmental/municipal agencies                         -              2,312                   -                2,312
Equity-based investments:
   Mutual Funds (C )                                     15,160                  -                   -               15,160
Hedge Funds (D)                                               -                  -                 841                  841
                                             -------------------  -----------------  ------------------  -------------------

                                                       $ 17,274           $ 27,412               $ 841             $ 45,527
                                             ===================  =================  ==================  ===================

                                                                              December 31, 2010
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,001                $ -                 $ -              $ 2,001
Fixed income securities (B)
U.S. Treasury                                                 -              6,736                   -                6,736
Other governmental/municipal agencies                         -              1,669                   -                1,669
Corporate debt instruments                                    -             11,619                   -               11,619
Foreign debt obligations                                      -                893                   -                  893
Equity securities - warrants (E)                              5                  -                   -                    5
Hedge Funds (D):
Equity securities                                             -                  -               7,751                7,751
Other                                                         -                  -                 413                  413
Distressed debt                                               -                  -                 147                  147
Multi-strategy                                                -                  -               5,149                5,149
                                             -------------------  -----------------  ------------------  -------------------

                                                        $ 2,006           $ 20,917            $ 13,460             $ 36,383
                                             ===================  =================  ==================  ===================

        (A)     Cash equivalents are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Mutual funds are registered investments that are priced at NAV at the end of each day. The funds that are invested in equities across a broad investment spectrum, including mid-cap, large cap, emerging and developed markets, liquid real estate and infrastructure.

        (D)     Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific
                security/instrument. In 2011, substantially all investments held in hedge funds were liquidated and, accordingly, these
                investments are presented as a single asset class in 2011. Hedge fund investments include:

                Equity securities - investments across the capitalization and style spectrum. The investment manager can make investments in both U.S. and International equity securities. Other - assets in liquidation mode.

                Distressed debt - investments in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings.

                Multi-strategy - investments that identify attractive valuations across multiple markets, currencies and types of securities.

        (E)     The fair value of warrants is based on the underlying quoted prices in active markets for identical assets.

        The tables below set forth a summary of changes in the fair value of the
        Pension Plan's level 3 investment assets for the years ended December 31
        2011 and 2010:

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2011                           $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
Actual return on plan assets:
Held at end of the period                                  7                1               (12)              (1)               (5)
Sold during the period                                   210              (54)                -             (165)               (9)
Purchases, sales and settlements, net                 (7,586)             (73)              (47)          (4,899)          (12,605)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2011                           $ 382            $ 287              $ 88             $ 84             $ 841
                                              ===============  ===============   ===============  ===============   ===============

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2010                           $ 8,750          $ 1,338             $ 814          $ 4,857          $ 15,759
Actual return on plan assets:
Held at end of the period                              1,466              177               105              750             2,498
Sold during the period                                  (227)               8                30               19              (170)
Purchases, sales and settlements, net                 (2,238)          (1,110)             (802)            (477)           (4,627)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2010                         $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
                                              ===============  ===============   ===============  ===============   ===============

        Pension plan funding requirements for 2012 will be determined based upon actuarial requirements.

        The estimated amortization of net loss for the pension plan in 2012 is
        $2,449. The estimated 2012 net periodic benefit expense for the pension plan is $1,320. In 2012 a 50 basis point increase to the discount rate projected at 4.27% would result in net periodic cost of $607 and a 50 basis point decrease would result in net periodic cost of $2,127. In
        2012 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would result in net periodic cost of $1,563 and a 50 basis point decrease would result in net periodic cost of $1,076.

        Other Benefit Plan

        In 2011, 2010 and 2009, the other benefit plan recorded an actuarial loss of $2,933, $1,854, and $592, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2010. The rate was assumed to decrease gradually to 4.50% over a five year period, and remain level thereafter. For 2011, an 8.00% assumed annual rate of increase in the per capita cost of healthcare benefits gradually decreases to 4.20% by 2084.

        The estimated 2012 amortization of net loss and prior service cost for the Other Benefit Plan is $296. The estimated 2011 net periodic benefit expense for the Other Benefit Plan is $2,366.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2010 the ESOP owns 99.99% of the outstanding stock of SEI.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2011 and 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $13,301, $12,247 and $10,838 for 2011, 2010 and
        2009, respectively was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $7,940, $11,200 and $10,626 in 2011,
        2010 and 2009, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2011, 2010 and
        2009, the Company incurred $24,764 , $23,674 and $16,750, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VI.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $48,519 and
        $49,287 as of December 31, 2011 and 2010, respectively. The Company earned interest income on the loan of $3,675, $3,741 and $1,715 in 2011,
        2010 and 2009, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $355, $304 and $0 in 2011, 2010 and 2009, respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $516, $711 and $659 in 2011, 2010 and 2009, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2011, the Company had outstanding capital commitments to limited partnerships of $89,415.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2011, the Company had $37,149 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 28, 2012 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2011 and 2010

Midland National Life Insurance Company
Separate Account C
Index
-------------------------------------------------------------------------------------------------------

                                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.........................2-141

Notes to Financial Statements....................................................................142-168

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of Midland National Life Insurance
Company and Policyholders of the Midland National Life Insurance Company
Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Calvert
Variable Series, Inc., the Invesco Variable Insurance Funds, the J.P. Morgan
Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Variable
Insurance Portfolio, the Janus Aspen Series, the PIMCO Variable Insurance Trust,
the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisors
Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable
Investment Fund, the Direxion Insurance Trust, the Invesco Van Kampen Variable
Insurance Funds, the Morgan Stanley Universal Institutional Funds, and the
Northern Lights Variable Trust subaccount thereof) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2011 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 24, 2012

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                              Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                 Investment income:
     (cost $452,071,837)                    $ 445,318,700       Dividend income                             $  8,378,562
                                                                Capital gains distributions                    3,611,438
                                                                                                          ---------------
Liabilities                                             -
                                           ---------------
                                                                                                              11,990,000
                                                                                                          ---------------
Net assets                                  $ 445,318,700   Expenses:
                                           ---------------
                                                                Administrative expense                           268,181
                                                                Mortality and expense risk                     8,168,863
                                                                Contract maintenance charge                       84,527
                                                                                                          ---------------

                                                                                                               8,521,571
                                                                                                          ---------------

                                                            Net investment income                              3,468,429

                                                            Realized and change in unrealized gains
                                                              (losses) on investments
                                                                Net realized gains on investments              9,731,158
                                                                Change in net unrealized depreciation on
                                                                 investments                                 (34,438,416)
                                                                                                          ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $ (21,238,829)
                                                                                                          ---------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                             2011              2010

Net assets at beginning of year                                                          $ 518,873,332     $ 497,289,491

Net (decrease) increase in net assets resulting from operations                            (21,238,829)       46,889,114

Capital shares transactions
   Net premiums                                                                             27,878,247        43,553,040
   Transfers of policy loans                                                                   (77,265)          (80,412)
   Transfers of surrenders                                                                 (49,475,341)      (37,034,481)
   Transfers of death benefits                                                              (4,611,985)       (5,453,828)
   Transfers of other terminations                                                         (18,557,407)      (19,747,458)
   Interfund and net transfers to general account                                           (7,472,052)       (6,542,134)
                                                                                        ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (52,315,803)      (25,305,273)
                                                                                        ---------------   ---------------

Total (decrease) increase in net assets                                                    (73,554,632)       21,583,841
                                                                                        ---------------   ---------------

Net assets at end of year                                                                $ 445,318,700     $ 518,873,332
                                                                                        ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,551,744 shares (cost $18,551,744)   $  18,551,744      Dividend income                              $    25,023
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,023
                                                                                                         ---------------
Net assets                                  $  18,551,744  Expenses:
                                          ----------------
                                                               Administrative expense                            10,386
                                                               Mortality and expense risk                       392,152
                                                               Contract maintenance charge                        2,392
                                                                                                         ---------------

                                                                                                                404,930
                                                                                                         ---------------

                                                           Net investment loss                                 (379,907)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (379,907)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  21,577,234     $  19,608,907

Net decrease in net assets resulting from operations                                         (379,907)         (291,832)

Capital shares transactions
   Net premiums                                                                             1,906,552         6,098,535
   Transfers of policy loans                                                                   15,649            13,389
   Transfers of surrenders                                                                 (8,088,698)       (2,522,972)
   Transfers of death benefits                                                               (189,533)         (396,546)
   Transfers of other terminations                                                         (1,425,955)       (1,409,934)
   Interfund and net transfers from general account                                         5,136,402           477,687
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,645,583)        2,260,159
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,025,490)        1,968,327
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  18,551,744     $  21,577,234
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,391,631 shares (cost $35,238,669)    $  33,676,891      Dividend income                             $  1,950,646
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,950,646
                                                                                                         ---------------
Net assets                                  $  33,676,891  Expenses:
                                          ----------------
                                                               Administrative expense                             5,697
                                                               Mortality and expense risk                       297,530
                                                               Contract maintenance charge                        1,556
                                                                                                         ---------------

                                                                                                                304,783
                                                                                                         ---------------

                                                           Net investment income                              1,645,863

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    646,645
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,553,270)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    739,238
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  29,229,531     $  24,085,137

Net increase in net assets resulting from operations                                          739,238         2,351,097

Capital shares transactions
   Net premiums                                                                               481,179         2,402,095
   Transfers of policy loans                                                                     (202)           (1,212)
   Transfers of surrenders                                                                   (839,881)         (851,496)
   Transfers of death benefits                                                                (81,211)         (880,914)
   Transfers of other terminations                                                           (709,612)         (908,329)
   Interfund and net transfers from general account                                         4,857,849         3,033,153
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             3,708,122         2,793,297
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,447,360         5,144,394
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  33,676,891     $  29,229,531
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     716,005 shares (cost $13,604,377)      $  13,262,783      Dividend income                             $    301,103
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                301,103
                                                                                                         ---------------
Net assets                                  $  13,262,783  Expenses:
                                          ----------------
                                                               Administrative expense                            11,688
                                                               Mortality and expense risk                       182,168
                                                               Contract maintenance charge                        5,975
                                                                                                         ---------------

                                                                                                                199,831
                                                                                                         ---------------

                                                           Net investment income                                101,272

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    357,302
                                                           Change in net unrealized depreciation on
                                                                investments                                    (523,118)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,544)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,115,630     $  12,618,276

Net (decrease) increase in net assets resulting from operations                               (64,544)        1,657,479

Capital shares transactions
   Net premiums                                                                               693,162         1,047,111
   Transfers of policy loans                                                                   (7,590)           (3,213)
   Transfers of surrenders                                                                 (1,216,603)       (1,116,860)
   Transfers of death benefits                                                               (198,268)         (126,534)
   Transfers of other terminations                                                           (411,391)         (351,775)
   Interfund and net transfers from general account                                           352,387           391,146
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (788,303)         (160,125)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (852,847)        1,497,354
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  13,262,783     $  14,115,630
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,035 shares (cost $6,102,123)        $  6,376,464      Dividend income                              $    23,038
                                                               Capital gains distributions                       25,653
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 48,691
                                                                                                         ---------------
Net assets                                   $  6,376,464  Expenses:
                                          ----------------
                                                               Administrative expense                            10,156
                                                               Mortality and expense risk                        97,134
                                                               Contract maintenance charge                       10,577
                                                                                                         ---------------

                                                                                                                117,867
                                                                                                         ---------------

                                                           Net investment loss                                  (69,176)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (20,552)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (273,913)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (363,641)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  8,060,444      $  7,956,046

Net (decrease) increase in net assets resulting from operations                              (363,641)        1,487,217

Capital shares transactions
   Net premiums                                                                               133,212           160,206
   Transfers of policy loans                                                                   (1,124)             (840)
   Transfers of surrenders                                                                 (1,042,599)       (1,039,231)
   Transfers of death benefits                                                               (154,900)          (45,621)
   Transfers of other terminations                                                           (179,599)         (223,734)
   Interfund and net transfers to general account                                             (75,329)         (233,599)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,320,339)       (1,382,819)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,683,980)          104,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,376,464      $  8,060,444
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     648,863 shares (cost $10,238,586)       $  8,786,232      Dividend income                                $ 124,791
                                                               Capital gains distributions                       21,875
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                146,666
                                                                                                         ---------------
Net assets                                   $  8,786,232  Expenses:
                                          ----------------
                                                               Administrative expense                             6,934
                                                               Mortality and expense risk                       159,354
                                                               Contract maintenance charge                        2,234
                                                                                                         ---------------

                                                                                                                168,522
                                                                                                         ---------------

                                                           Net investment loss                                  (21,856)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (219,699)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,304,260)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,545,815)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,016,775     $  11,518,915

Net (decrease) increase in net assets resulting from operations                            (2,545,815)        1,300,840

Capital shares transactions
   Net premiums                                                                               769,938         1,231,237
   Transfers of policy loans                                                                   (8,382)           (2,826)
   Transfers of surrenders                                                                   (718,463)         (699,250)
   Transfers of death benefits                                                               (157,494)         (104,357)
   Transfers of other terminations                                                           (381,917)         (326,770)
   Interfund and net transfers to general account                                            (188,410)         (901,014)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (684,728)         (802,980)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,230,543)          497,860
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,786,232     $  12,016,775
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     223,150 shares (cost $6,761,273)        $  6,434,527      Dividend income                              $    10,164
                                                               Capital gains distributions                       12,226
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 22,390
                                                                                                         ---------------
Net assets                                   $  6,434,527  Expenses:
                                          ----------------
                                                               Administrative expense                             7,344
                                                               Mortality and expense risk                       113,073
                                                               Contract maintenance charge                        3,256
                                                                                                         ---------------

                                                                                                                123,673
                                                                                                         ---------------

                                                           Net investment loss                                 (101,283)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    485,117
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,320,489)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (936,655)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  10,085,091      $  7,290,350

Net (decrease) increase in net assets resulting from operations                              (936,655)        2,506,906

Capital shares transactions
   Net premiums                                                                               272,039           510,455
   Transfers of policy loans                                                                      784            (3,509)
   Transfers of surrenders                                                                   (898,292)         (625,233)
   Transfers of death benefits                                                                (24,759)          (59,174)
   Transfers of other terminations                                                           (312,974)         (277,590)
   Interfund and net transfers (to) from general account                                   (1,750,707)          742,886
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,713,909)          287,835
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,650,564)        2,794,741
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,434,527     $  10,085,091
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     108,455 shares (cost $1,539,071)        $  1,490,922      Dividend income                                 $ 29,935
                                                               Capital gains distributions                        7,584
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 37,519
                                                                                                         ---------------
Net assets                                   $  1,490,922  Expenses:
                                          ----------------
                                                               Administrative expense                             2,062
                                                               Mortality and expense risk                        22,001
                                                               Contract maintenance charge                        1,883
                                                                                                         ---------------

                                                                                                                 25,946
                                                                                                         ---------------

                                                           Net investment income                                 11,573

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,455
                                                           Change in net unrealized depreciation on
                                                                investments                                    (105,231)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,203)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,701,867      $  2,168,447

Net (decrease) increase in net assets resulting from operations                               (66,203)          204,256

Capital shares transactions
   Net premiums                                                                               205,007             3,653
   Transfers of policy loans                                                                     (136)               30
   Transfers of surrenders                                                                   (192,192)         (291,695)
   Transfers of death benefits                                                                (28,196)                -
   Transfers of other terminations                                                            (47,207)         (104,830)
   Interfund and net transfers to general account                                             (82,018)         (277,994)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (144,742)         (670,836)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (210,945)         (466,580)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,490,922      $  1,701,867
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     626,274 shares (cost $8,013,565)        $  8,039,276      Dividend income                             $    335,496
                                                               Capital gains distributions                      255,094
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                590,590
                                                                                                         ---------------
Net assets                                   $  8,039,276  Expenses:
                                          ----------------
                                                               Administrative expense                             7,581
                                                               Mortality and expense risk                       131,160
                                                               Contract maintenance charge                        2,542
                                                                                                         ---------------

                                                                                                                141,283
                                                                                                         ---------------

                                                           Net investment income                                449,307

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     15,401
                                                           Change in net unrealized appreciation on
                                                                investments                                       7,777
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    472,485
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,194,859      $  9,061,004

Net increase in net assets resulting from operations                                          472,485           682,746

Capital shares transactions
   Net premiums                                                                               694,696           632,538
   Transfers of policy loans                                                                       64            (4,377)
   Transfers of surrenders                                                                 (1,010,099)       (1,038,863)
   Transfers of death benefits                                                                (80,781)          (48,362)
   Transfers of other terminations                                                           (431,545)         (717,189)
   Interfund and net transfers (to) from general account                                     (800,403)          627,362
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,628,068)         (548,891)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,155,583)          133,855
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,039,276      $  9,194,859
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     160,112 shares (cost $19,432,955)      $  20,589,498      Dividend income                             $    381,989
                                                               Capital gains distributions                      576,049
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                958,038
                                                                                                         ---------------
Net assets                                  $  20,589,498  Expenses:
                                          ----------------
                                                               Administrative expense                            17,899
                                                               Mortality and expense risk                       324,327
                                                               Contract maintenance charge                       11,118
                                                                                                         ---------------

                                                                                                                353,344
                                                                                                         ---------------

                                                           Net investment income                                604,694

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,472)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (449,952)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    114,270
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,749,932     $  24,814,080

Net increase in net assets resulting from operations                                          114,270         2,870,812
Capital shares transactions
   Net premiums                                                                             1,447,656         1,688,812
   Transfers of policy loans                                                                  (14,267)            1,703
   Transfers of surrenders                                                                 (2,122,352)       (2,152,382)
   Transfers of death benefits                                                               (350,972)         (277,891)
   Transfers of other terminations                                                           (767,003)         (676,571)
   Interfund and net transfers to general account                                          (2,467,766)       (1,518,631)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,274,704)       (2,934,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,160,434)          (64,148)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  20,589,498     $  24,749,932
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     753,865 shares (cost $18,929,104)      $  17,234,641      Dividend income                             $    168,407
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                168,407
                                                                                                         ---------------
Net assets                                  $  17,234,641  Expenses:
                                          ----------------
                                                               Administrative expense                            20,065
                                                               Mortality and expense risk                       259,096
                                                               Contract maintenance charge                       10,343
                                                                                                         ---------------

                                                                                                                289,504
                                                                                                         ---------------

                                                           Net investment loss                                 (121,097)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (290,650)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (374,035)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (785,782)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,075,700     $  20,217,408

Net (decrease) increase in net assets resulting from operations                              (785,782)        2,675,632

Capital shares transactions
   Net premiums                                                                               618,131           792,141
   Transfers of policy loans                                                                   (3,674)            2,806
   Transfers of surrenders                                                                 (1,301,197)       (1,926,940)
   Transfers of death benefits                                                                (68,144)         (149,508)
   Transfers of other terminations                                                           (558,230)         (617,155)
   Interfund and net transfers to general account                                            (742,163)         (918,684)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,055,277)       (2,817,340)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,841,059)         (141,708)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  17,234,641     $  20,075,700
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,557 shares (cost $884,831)           $    940,831      Dividend income                              $    16,349
                                                               Capital gains distributions                        2,003
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,352
                                                                                                         ---------------
Net assets                                   $    940,831  Expenses:
                                          ----------------
                                                               Administrative expense                             1,571
                                                               Mortality and expense risk                        14,007
                                                               Contract maintenance charge                        1,300
                                                                                                         ---------------

                                                                                                                 16,878
                                                                                                         ---------------

                                                           Net investment income                                  1,474

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     37,838
                                                           Change in net unrealized depreciation on
                                                                investments                                    (117,551)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (78,239)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,174,249      $  1,408,607

Net (decrease) increase in net assets resulting from operations                               (78,239)          143,215

Capital shares transactions
   Net premiums                                                                                33,420            27,935
   Transfers of policy loans                                                                     (673)             (638)
   Transfers of surrenders                                                                   (114,284)         (107,838)
   Transfers of death benefits                                                                 (1,273)           (7,513)
   Transfers of other terminations                                                            (56,411)          (39,126)
   Interfund and net transfers to general account                                             (15,958)         (250,393)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (155,179)         (377,573)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (233,418)         (234,358)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    940,831      $  1,174,249
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     237,002 shares (cost $3,329,574)        $  3,439,144      Dividend income                              $    56,089
                                                               Capital gains distributions                        9,749
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 65,838
                                                                                                         ---------------
Net assets                                   $  3,439,144  Expenses:
                                          ----------------
                                                               Administrative expense                             3,071
                                                               Mortality and expense risk                        51,429
                                                               Contract maintenance charge                        1,457
                                                                                                         ---------------

                                                                                                                 55,957
                                                                                                         ---------------

                                                           Net investment income                                  9,881

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     79,754
                                                           Change in net unrealized depreciation on
                                                                investments                                    (271,691)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (182,056)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,173,267      $  3,433,604

Net (decrease) increase in net assets resulting from operations                              (182,056)          566,654

Capital shares transactions
   Net premiums                                                                               506,486           517,395
   Transfers of policy loans                                                                      323            (1,887)
   Transfers of surrenders                                                                   (323,033)         (211,591)
   Transfers of death benefits                                                                (28,756)          (29,934)
   Transfers of other terminations                                                           (100,242)         (136,238)
   Interfund and net transfers (to) from general account                                     (606,845)           35,264
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (552,067)          173,009
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (734,123)          739,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,439,144      $  4,173,267
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     246,091 shares (cost $3,174,148)        $  3,074,009      Dividend income                              $    36,085
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,085
                                                                                                         ---------------
Net assets                                   $  3,074,009  Expenses:
                                          ----------------
                                                               Administrative expense                             2,715
                                                               Mortality and expense risk                        28,170
                                                               Contract maintenance charge                        2,619
                                                                                                         ---------------

                                                                                                                 33,504
                                                                                                         ---------------

                                                           Net investment income                                  2,581

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (49,147)
                                                           Change in net unrealized appreciation on
                                                                investments                                      45,754
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (812)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,325,706      $  2,616,283

Net (decrease) increase in net assets resulting from operations                                  (812)          277,798

Capital shares transactions
   Net premiums                                                                                93,424            53,981
   Transfers of policy loans                                                                     (278)              867
   Transfers of surrenders                                                                   (168,676)         (428,751)
   Transfers of death benefits                                                                (15,062)          (46,518)
   Transfers of other terminations                                                            (77,384)         (104,091)
   Interfund and net transfers from (to) general account                                      917,091           (43,863)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    749,115          (568,375)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       748,303          (290,577)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,074,009      $  2,325,706
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,768 shares (cost $1,778,162)        $  1,912,227      Dividend income                              $     2,380
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,380
                                                                                                         ---------------
Net assets                                   $  1,912,227  Expenses:
                                          ----------------
                                                               Administrative expense                             2,560
                                                               Mortality and expense risk                        27,179
                                                               Contract maintenance charge                        1,992
                                                                                                         ---------------

                                                                                                                 31,731
                                                                                                         ---------------

                                                           Net investment loss                                  (29,351)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    279,029
                                                           Change in net unrealized depreciation on
                                                                investments                                    (189,065)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    60,613
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,475,300      $  1,675,468

Net increase in net assets resulting from operations                                           60,613           293,382

Capital shares transactions
   Net premiums                                                                                54,351            96,338
   Transfers of policy loans                                                                       31               (56)
   Transfers of surrenders                                                                   (142,579)         (200,675)
   Transfers of death benefits                                                                      -           (10,761)
   Transfers of other terminations                                                            (69,375)          (50,932)
   Interfund and net transfers (to) from general account                                   (1,466,114)        1,672,536
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,623,686)        1,506,450
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,563,073)        1,799,832
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,912,227      $  3,475,300
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     89,570 shares (cost $838,581)           $    790,907      Dividend income                              $     6,486
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,486
                                                                                                         ---------------
Net assets                                   $    790,907  Expenses:
                                          ----------------
                                                               Administrative expense                               369
                                                               Mortality and expense risk                        17,280
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,649
                                                                                                         ---------------

                                                           Net investment loss                                  (11,163)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    230,831
                                                           Change in net unrealized depreciation on
                                                                investments                                    (224,702)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (5,034)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,786,365      $  1,505,118

Net (decrease) increase in net assets resulting from operations                                (5,034)          147,561

Capital shares transactions
   Net premiums                                                                                33,863            62,031
   Transfers of policy loans                                                                   (1,827)             (811)
   Transfers of surrenders                                                                    (33,808)          (75,290)
   Transfers of death benefits                                                                 (1,438)          (27,176)
   Transfers of other terminations                                                            (65,371)          (65,407)
   Interfund and net transfers (to) from general account                                   (1,921,843)        1,240,339
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,990,424)        1,133,686
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,995,458)        1,281,247
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    790,907      $  2,786,365
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     330,162 shares (cost $2,034,976)        $  2,149,355      Dividend income                              $    41,408
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 41,408
                                                                                                         ---------------
Net assets                                   $  2,149,355  Expenses:
                                          ----------------
                                                               Administrative expense                               880
                                                               Mortality and expense risk                        30,038
                                                               Contract maintenance charge                          429
                                                                                                         ---------------

                                                                                                                 31,347
                                                                                                         ---------------

                                                           Net investment income                                 10,061

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     20,582
                                                           Change in net unrealized appreciation on
                                                                investments                                      54,512
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    85,155
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,186,351      $  1,995,242

Net increase in net assets resulting from operations                                           85,155           202,476

Capital shares transactions
   Net premiums                                                                                76,456           242,475
   Transfers of policy loans                                                                       94                91
   Transfers of surrenders                                                                    (99,766)         (191,127)
   Transfers of death benefits                                                                (19,061)          (36,918)
   Transfers of other terminations                                                            (72,864)          (57,682)
   Interfund and net transfers (to) from general account                                       (7,010)           31,794
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (122,151)          (11,367)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (36,996)          191,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,149,355      $  2,186,351
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     198,059 shares (cost $2,585,774)        $  2,618,337      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  2,618,337  Expenses:
                                          ----------------
                                                               Administrative expense                             3,073
                                                               Mortality and expense risk                        43,420
                                                               Contract maintenance charge                        1,593
                                                                                                         ---------------

                                                                                                                 48,086
                                                                                                         ---------------

                                                           Net investment loss                                  (48,086)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    513,196
                                                           Change in net unrealized depreciation on
                                                                investments                                    (634,347)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (169,237)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,009,357      $  2,759,551

Net (decrease) increase in net assets resulting from operations                              (169,237)        1,434,775

Capital shares transactions
   Net premiums                                                                               161,315           295,279
   Transfers of policy loans                                                                       47                23
   Transfers of surrenders                                                                   (249,321)         (261,922)
   Transfers of death benefits                                                                   (811)          (73,882)
   Transfers of other terminations                                                           (159,939)         (149,245)
   Interfund and net transfers (to) from general account                                   (1,973,074)        1,004,778
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,221,783)          815,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,391,020)        2,249,806
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,618,337      $  5,009,357
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     900,104 shares (cost $7,123,521)        $  6,681,840      Dividend income                             $    108,065
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,065
                                                                                                         ---------------
Net assets                                   $  6,681,840  Expenses:
                                          ----------------
                                                               Administrative expense                             6,846
                                                               Mortality and expense risk                       115,832
                                                               Contract maintenance charge                        2,005
                                                                                                         ---------------

                                                                                                                124,683
                                                                                                         ---------------

                                                           Net investment loss                                  (16,618)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    585,926
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,591,796)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,022,488)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,593,411     $  10,987,454

Net (decrease) increase in net assets resulting from operations                            (1,022,488)        1,161,802

Capital shares transactions
   Net premiums                                                                               155,955           176,283
   Transfers of policy loans                                                                     (701)           (2,387)
   Transfers of surrenders                                                                   (898,044)       (1,078,728)
   Transfers of death benefits                                                               (130,476)         (104,403)
   Transfers of other terminations                                                           (362,492)         (404,473)
   Interfund and net transfers to general account                                            (653,325)       (1,142,137)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,889,083)       (2,555,845)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,911,571)       (1,394,043)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,681,840      $  9,593,411
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,788,664 shares (cost $10,218,274)    $  10,374,251      Dividend income                             $    213,675
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                213,675
                                                                                                         ---------------
Net assets                                  $  10,374,251  Expenses:
                                          ----------------
                                                               Administrative expense                             7,731
                                                               Mortality and expense risk                       161,992
                                                               Contract maintenance charge                        2,010
                                                                                                         ---------------

                                                                                                                171,733
                                                                                                         ---------------

                                                           Net investment income                                 41,942

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (499,553)
                                                           Change in net unrealized appreciation on
                                                                investments                                     364,570
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (93,041)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,210,338     $  13,211,320

Net (decrease) increase in net assets resulting from operations                               (93,041)        1,245,287

Capital shares transactions
   Net premiums                                                                               547,907           624,667
   Transfers of policy loans                                                                   (4,941)           (2,616)
   Transfers of surrenders                                                                 (1,064,810)       (1,345,936)
   Transfers of death benefits                                                               (161,565)         (182,946)
   Transfers of other terminations                                                           (435,145)         (461,398)
   Interfund and net transfers to general account                                            (624,492)         (878,040)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,743,046)       (2,246,269)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,836,087)       (1,000,982)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,374,251     $  12,210,338
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     248,095 shares (cost $1,575,833)        $  1,523,306      Dividend income                              $    18,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,547
                                                                                                         ---------------
Net assets                                   $  1,523,306  Expenses:
                                          ----------------
                                                               Administrative expense                             1,287
                                                               Mortality and expense risk                        20,654
                                                               Contract maintenance charge                          682
                                                                                                         ---------------

                                                                                                                 22,623
                                                                                                         ---------------

                                                           Net investment loss                                   (4,076)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,175)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,661)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,912)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,207,242      $    991,592

Net (decrease) increase in net assets resulting from operations                               (30,912)          131,592

Capital shares transactions
   Net premiums                                                                                52,194            49,177
   Transfers of policy loans                                                                   (1,271)            1,194
   Transfers of surrenders                                                                    (96,528)          (96,320)
   Transfers of death benefits                                                                (22,086)          (36,640)
   Transfers of other terminations                                                            (26,938)          (17,733)
   Interfund and net transfers from general account                                           441,605           184,380
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               346,976            84,058
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  316,064           215,650
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,523,306      $  1,207,242
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     958,899 shares (cost $10,941,603)      $  11,267,059      Dividend income                             $    541,058
                                                               Capital gains distributions                      237,369
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                778,427
                                                                                                         ---------------
Net assets                                  $  11,267,059  Expenses:
                                          ----------------
                                                               Administrative expense                             3,791
                                                               Mortality and expense risk                       181,754
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                185,545
                                                                                                         ---------------

                                                           Net investment income                                592,882

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    753,928
                                                           Change in net unrealized depreciation on
                                                                investments                                    (220,178)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  1,126,632
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,396,861      $  8,066,463

Net increase in net assets resulting from operations                                        1,126,632           311,571

Capital shares transactions
   Net premiums                                                                             1,835,641         1,182,796
   Transfers of policy loans                                                                   (5,973)           (3,772)
   Transfers of surrenders                                                                 (1,017,955)         (486,726)
   Transfers of death benefits                                                               (193,252)          (75,744)
   Transfers of other terminations                                                           (461,176)         (308,992)
   Interfund and net transfers from general account                                           586,281           711,265
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               743,566         1,018,827
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,870,198         1,330,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  11,267,059      $  9,396,861
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     161,764 shares (cost $1,495,745)        $  1,514,112      Dividend income                              $     6,969
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,969
                                                                                                         ---------------
Net assets                                   $  1,514,112  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                         8,676
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,940
                                                                                                         ---------------

                                                           Net investment loss                                   (1,971)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     15,960
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,203)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,214)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    440,167      $    320,721

Net (decrease) increase in net assets resulting from operations                                (1,214)           35,293

Capital shares transactions
   Net premiums                                                                                19,792            35,490
   Transfers of policy loans                                                                       98                 -
   Transfers of surrenders                                                                     (4,918)          (37,357)
   Transfers of death benefits                                                                 (1,133)          (10,000)
   Transfers of other terminations                                                             (7,614)           (3,881)
   Interfund and net transfers from general account                                         1,068,934            99,901
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,075,159            84,153
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,073,945           119,446
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,514,112      $    440,167
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,314 shares (cost $760,781)           $    787,233      Dividend income                              $     8,122
                                                               Capital gains distributions                       17,677
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,799
                                                                                                         ---------------
Net assets                                   $    787,233  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                        11,959
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,151
                                                                                                         ---------------

                                                           Net investment income                                 13,648

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     17,925
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,493)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,920)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    546,124      $    474,488

Net (decrease) increase in net assets resulting from operations                               (17,920)           73,518

Capital shares transactions
   Net premiums                                                                               137,776            25,895
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,273)          (40,382)
   Transfers of death benefits                                                                      -            (5,881)
   Transfers of other terminations                                                            (13,860)         (119,980)
   Interfund and net transfers from general account                                           160,386           138,466
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    259,029            (1,882)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  241,109            71,636
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,233      $    546,124
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,406 shares (cost $375,215)           $    368,838      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    368,838  Expenses:
                                          ----------------
                                                               Administrative expense                               159
                                                               Mortality and expense risk                        28,356
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 28,515
                                                                                                         ---------------

                                                           Net investment loss                                  (28,515)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (44,924)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (223,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (297,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,402,342      $  4,260,026

Net (decrease) increase in net assets resulting from operations                              (297,415)          259,239

Capital shares transactions
   Net premiums                                                                                24,926             6,956
   Transfers of policy loans                                                                       29                 -
   Transfers of surrenders                                                                   (108,659)          (30,065)
   Transfers of death benefits                                                                      -           (11,439)
   Transfers of other terminations                                                            (17,380)           (9,725)
   Interfund and net transfers to general account                                            (635,005)       (3,072,650)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (736,089)       (3,116,923)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,033,504)       (2,857,684)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    368,838      $  1,402,342
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,119 shares (cost $491,481)           $    602,812      Dividend income                              $     5,510
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  5,510
                                                                                                         ---------------
Net assets                                   $    602,812  Expenses:
                                          ----------------
                                                               Administrative expense                               928
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                          949
                                                                                                         ---------------

                                                                                                                 10,142
                                                                                                         ---------------

                                                           Net investment loss                                   (4,632)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,172
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,927)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,387)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    690,199      $    704,512

Net (decrease) increase in net assets resulting from operations                               (12,387)           86,671

Capital shares transactions
   Net premiums                                                                                 3,142            10,454
   Transfers of policy loans                                                                       88               256
   Transfers of surrenders                                                                    (58,125)          (80,801)
   Transfers of death benefits                                                                      -            (6,702)
   Transfers of other terminations                                                            (18,433)          (22,865)
   Interfund and net transfers to general account                                              (1,672)           (1,326)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (75,000)         (100,984)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (87,387)          (14,313)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    602,812      $    690,199
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     52,561 shares (cost $1,034,012)         $  1,287,890      Dividend income                              $     2,387
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,387
                                                                                                         ---------------
Net assets                                   $  1,287,890  Expenses:
                                          ----------------
                                                               Administrative expense                             2,122
                                                               Mortality and expense risk                        19,057
                                                               Contract maintenance charge                        2,152
                                                                                                         ---------------

                                                                                                                 23,331
                                                                                                         ---------------

                                                           Net investment loss                                  (20,944)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    134,099
                                                           Change in net unrealized depreciation on
                                                                investments                                    (143,054)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,899)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,606,866      $  1,736,135

Net (decrease) increase in net assets resulting from operations                               (29,899)          189,577

Capital shares transactions
   Net premiums                                                                                15,304            61,549
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (183,207)         (224,260)
   Transfers of death benefits                                                                (14,517)          (12,276)
   Transfers of other terminations                                                            (34,607)          (29,638)
   Interfund and net transfers to general account                                             (72,050)         (114,221)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (289,077)         (318,846)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (318,976)         (129,269)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,287,890      $  1,606,866
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,764 shares (cost $268,504)           $    286,314      Dividend income                              $     3,290
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,290
                                                                                                         ---------------
Net assets                                   $    286,314  Expenses:
                                          ----------------
                                                               Administrative expense                               428
                                                               Mortality and expense risk                         4,516
                                                               Contract maintenance charge                          344
                                                                                                         ---------------

                                                                                                                  5,288
                                                                                                         ---------------

                                                           Net investment loss                                   (1,998)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     14,809
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,151)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,340)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    417,969      $    484,098

Net (decrease) increase in net assets resulting from operations                               (15,340)           39,628

Capital shares transactions
   Net premiums                                                                                 2,181               464
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,729)          (92,795)
   Transfers of death benefits                                                                      -            (6,806)
   Transfers of other terminations                                                             (8,863)           (8,970)
   Interfund and net transfers (to) from general account                                      (51,904)            2,350
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (116,315)         (105,757)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (131,655)          (66,129)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    286,314      $    417,969
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     175,352 shares (cost $2,753,469)        $  2,477,406      Dividend income                               $        -
                                                               Capital gains distributions                      334,696
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                334,696
                                                                                                         ---------------
Net assets                                   $  2,477,406  Expenses:
                                          ----------------
                                                               Administrative expense                             3,988
                                                               Mortality and expense risk                        54,476
                                                               Contract maintenance charge                        1,771
                                                                                                         ---------------

                                                                                                                 60,235
                                                                                                         ---------------

                                                           Net investment income                                274,461

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    865,973
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,165,656)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (25,222)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,715,606      $  2,730,531

Net (decrease) increase in net assets resulting from operations                               (25,222)          913,517

Capital shares transactions
   Net premiums                                                                               246,341           129,565
   Transfers of policy loans                                                                      344                42
   Transfers of surrenders                                                                   (531,085)         (258,909)
   Transfers of death benefits                                                                (43,714)          (23,958)
   Transfers of other terminations                                                           (164,156)         (121,748)
   Interfund and net transfers (to) from general account                                   (1,720,708)        1,346,566
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,212,978)        1,071,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,238,200)        1,985,075
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,477,406      $  4,715,606
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,911 shares (cost $2,542,357)        $  2,323,787      Dividend income                              $    18,195
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,195
                                                                                                         ---------------
Net assets                                   $  2,323,787  Expenses:
                                          ----------------
                                                               Administrative expense                             3,135
                                                               Mortality and expense risk                        38,244
                                                               Contract maintenance charge                        1,840
                                                                                                         ---------------

                                                                                                                 43,219
                                                                                                         ---------------

                                                           Net investment loss                                  (25,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,884
                                                           Change in net unrealized depreciation on
                                                                investments                                    (332,696)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (208,836)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,717,230      $  4,188,450

Net (decrease) increase in net assets resulting from operations                              (208,836)          524,327

Capital shares transactions
   Net premiums                                                                                46,691           155,560
   Transfers of policy loans                                                                      188               176
   Transfers of surrenders                                                                   (776,899)         (683,737)
   Transfers of death benefits                                                                (21,839)          (15,531)
   Transfers of other terminations                                                           (170,360)         (204,058)
   Interfund and net transfers to general account                                            (262,388)         (247,957)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,184,607)         (995,547)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,393,443)         (471,220)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,323,787      $  3,717,230
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     366,902 shares (cost $5,881,348)        $  5,819,068      Dividend income                              $    12,994
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 12,994
                                                                                                         ---------------
Net assets                                   $  5,819,068  Expenses:
                                          ----------------
                                                               Administrative expense                             6,460
                                                               Mortality and expense risk                        94,148
                                                               Contract maintenance charge                        2,284
                                                                                                         ---------------

                                                                                                                102,892
                                                                                                         ---------------

                                                           Net investment loss                                  (89,898)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,929)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (207,577)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (323,404)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,642,550      $  8,803,053

Net (decrease) increase in net assets resulting from operations                              (323,404)        1,580,462

Capital shares transactions
   Net premiums                                                                               289,682           209,587
   Transfers of policy loans                                                                    1,000               (55)
   Transfers of surrenders                                                                 (1,191,642)       (1,273,113)
   Transfers of death benefits                                                                (69,180)         (125,994)
   Transfers of other terminations                                                           (350,554)         (303,964)
   Interfund and net transfers to general account                                            (179,384)       (1,247,426)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,500,078)       (2,740,965)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,823,482)       (1,160,503)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,819,068      $  7,642,550
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,500,622 shares (cost $10,490,230)    $  10,954,539      Dividend income                             $    121,856
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                121,856
                                                                                                         ---------------
Net assets                                  $  10,954,539  Expenses:
                                          ----------------
                                                               Administrative expense                             6,121
                                                               Mortality and expense risk                       190,312
                                                               Contract maintenance charge                          646
                                                                                                         ---------------

                                                                                                                197,079
                                                                                                         ---------------

                                                           Net investment loss                                  (75,223)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    333,159
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,553,351)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,295,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,585,327     $  14,038,945

Net (decrease) increase in net assets resulting from operations                            (2,295,415)        2,306,603

Capital shares transactions
   Net premiums                                                                               930,824         1,432,144
   Transfers of policy loans                                                                  (16,663)           (3,315)
   Transfers of surrenders                                                                 (1,023,527)         (928,440)
   Transfers of death benefits                                                               (245,448)         (207,725)
   Transfers of other terminations                                                           (488,076)         (417,068)
   Interfund and net transfers to general account                                            (492,483)       (1,635,817)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,335,373)       (1,760,221)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,630,788)          546,382
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,954,539     $  14,585,327
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account C
Alger Fund Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     205,243 shares (cost $7,971,699)        $  8,850,097      Dividend income                             $    106,132
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                106,132
                                                                                                         ---------------
Net assets                                   $  8,850,097  Expenses:
                                          ----------------
                                                               Administrative expense                             5,918
                                                               Mortality and expense risk                       150,521
                                                               Contract maintenance charge                          770
                                                                                                         ---------------

                                                                                                                157,209
                                                                                                         ---------------

                                                           Net investment loss                                  (51,077)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    305,308
                                                           Change in net unrealized depreciation on
                                                                investments                                    (378,472)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (124,241)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,007,716     $  12,048,320

Net (decrease) increase in net assets resulting from operations                              (124,241)        1,127,642

Capital shares transactions
   Net premiums                                                                               648,548           971,626
   Transfers of policy loans                                                                   (8,752)           (3,085)
   Transfers of surrenders                                                                   (861,059)         (871,793)
   Transfers of death benefits                                                               (207,949)         (186,613)
   Transfers of other terminations                                                           (360,114)         (355,925)
   Interfund and net transfers to general account                                          (1,244,052)       (1,722,456)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,033,378)       (2,168,246)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,157,619)       (1,040,604)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,850,097     $  11,007,716
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account C
Alger Fund Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     580,895 shares (cost $7,155,574)        $  6,773,234      Dividend income                              $    27,072
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 27,072
                                                                                                         ---------------
Net assets                                   $  6,773,234  Expenses:
                                          ----------------
                                                               Administrative expense                             5,987
                                                               Mortality and expense risk                       109,086
                                                               Contract maintenance charge                        1,214
                                                                                                         ---------------

                                                                                                                116,287
                                                                                                         ---------------

                                                           Net investment loss                                  (89,215)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    106,458
                                                           Change in net unrealized depreciation on
                                                                investments                                    (859,485)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (842,242)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,449,633      $  6,861,016

Net (decrease) increase in net assets resulting from operations                              (842,242)        1,018,618

Capital shares transactions
   Net premiums                                                                               658,160           570,039
   Transfers of policy loans                                                                   (5,799)           (2,901)
   Transfers of surrenders                                                                   (600,042)         (708,591)
   Transfers of death benefits                                                                (80,201)          (94,632)
   Transfers of other terminations                                                           (280,475)         (219,124)
   Interfund and net transfers from general account                                           474,200            25,208
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    165,843          (430,001)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (676,399)          588,617
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,773,234      $  7,449,633
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     67,451 shares (cost $3,245,515)         $  3,504,103      Dividend income                              $     3,880
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,880
                                                                                                         ---------------
Net assets                                   $  3,504,103  Expenses:
                                          ----------------
                                                               Administrative expense                             3,891
                                                               Mortality and expense risk                        50,638
                                                               Contract maintenance charge                        1,795
                                                                                                         ---------------

                                                                                                                 56,324
                                                                                                         ---------------

                                                           Net investment loss                                  (52,444)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    120,618
                                                           Change in net unrealized depreciation on
                                                                investments                                    (134,947)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,773)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,841,059      $  4,441,117

Net (decrease) increase in net assets resulting from operations                               (66,773)          283,039

Capital shares transactions
   Net premiums                                                                               124,257           127,303
   Transfers of policy loans                                                                       94                89
   Transfers of surrenders                                                                   (333,576)         (362,286)
   Transfers of death benefits                                                                   (882)          (21,188)
   Transfers of other terminations                                                           (146,613)         (200,721)
   Interfund and net transfers from (to) general account                                       86,537          (426,294)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (270,183)         (883,097)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (336,956)         (600,058)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,504,103      $  3,841,059
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account C
Alger Fund Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,788 shares (cost $1,286,179)         $  1,482,858      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,482,858  Expenses:
                                          ----------------
                                                               Administrative expense                             1,981
                                                               Mortality and expense risk                        21,934
                                                               Contract maintenance charge                          704
                                                                                                         ---------------

                                                                                                                 24,619
                                                                                                         ---------------

                                                           Net investment loss                                  (24,619)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     66,982
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,353)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (69,990)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,815,718      $  1,868,807

Net (decrease) increase in net assets resulting from operations                               (69,990)          376,024

Capital shares transactions
   Net premiums                                                                                11,756            12,167
   Transfers of policy loans                                                                      361            (1,919)
   Transfers of surrenders                                                                   (124,225)         (229,887)
   Transfers of death benefits                                                                (14,945)             (629)
   Transfers of other terminations                                                            (77,408)          (63,199)
   Interfund and net transfers to general account                                             (58,409)         (145,646)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (262,870)         (429,113)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (332,860)          (53,089)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,482,858      $  1,815,718
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,868 shares (cost $792,531)           $    723,996      Dividend income                               $        -
                                                               Capital gains distributions                       44,890
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 44,890
                                                                                                         ---------------
Net assets                                   $    723,996  Expenses:
                                          ----------------
                                                               Administrative expense                               525
                                                               Mortality and expense risk                        21,085
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 21,610
                                                                                                         ---------------

                                                           Net investment income                                 23,280

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    332,287
                                                           Change in net unrealized depreciation on
                                                                investments                                    (359,434)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,867)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,463,160      $    509,286

Net (decrease) increase in net assets resulting from operations                                (3,867)          348,206

Capital shares transactions
   Net premiums                                                                               115,881            65,134
   Transfers of policy loans                                                                      200              (510)
   Transfers of surrenders                                                                   (155,220)         (142,786)
   Transfers of death benefits                                                                      -            (2,787)
   Transfers of other terminations                                                            (49,964)          (52,241)
   Interfund and net transfers (to) from general account                                   (2,646,194)        2,738,858
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,735,297)        2,605,668
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,739,164)        2,953,874
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    723,996      $  3,463,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,125 shares (cost $749,998)           $    727,798      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    727,798  Expenses:
                                          ----------------
                                                               Administrative expense                               140
                                                               Mortality and expense risk                        12,218
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,358
                                                                                                         ---------------

                                                           Net investment loss                                  (12,358)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,406)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (87,558)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (225,322)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    672,384      $    602,724

Net (decrease) increase in net assets resulting from operations                              (225,322)           86,954

Capital shares transactions
   Net premiums                                                                                 1,707            73,975
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (78,280)         (104,439)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,807)          (26,652)
   Interfund and net transfers from general account                                           376,116            39,822
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    280,736           (17,294)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   55,414            69,660
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    727,798      $    672,384
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     59,955 shares (cost $990,979)           $    908,911      Dividend income                              $     2,104
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,104
                                                                                                         ---------------
Net assets                                   $    908,911  Expenses:
                                          ----------------
                                                               Administrative expense                               862
                                                               Mortality and expense risk                        16,772
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,634
                                                                                                         ---------------

                                                           Net investment loss                                  (15,530)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    140,164
                                                           Change in net unrealized depreciation on
                                                                investments                                    (244,083)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (119,449)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,013,253      $    882,841

Net (decrease) increase in net assets resulting from operations                              (119,449)          156,688

Capital shares transactions
   Net premiums                                                                                18,024            30,055
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (518,497)         (153,110)
   Transfers of death benefits                                                                (14,031)           (8,221)
   Transfers of other terminations                                                           (169,707)         (110,619)
   Interfund and net transfers from general account                                           699,318           215,619
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     15,107           (26,276)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (104,342)          130,412
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    908,911      $  1,013,253
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     86,183 shares (cost $1,270,807)         $  1,442,706      Dividend income                              $    45,006
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 45,006
                                                                                                         ---------------
Net assets                                   $  1,442,706  Expenses:
                                          ----------------
                                                               Administrative expense                               544
                                                               Mortality and expense risk                        18,737
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,281
                                                                                                         ---------------

                                                           Net investment income                                 25,725

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (98,878)
                                                           Change in net unrealized appreciation on
                                                                investments                                     257,544
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    184,391
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,267,500      $  1,224,229

Net increase in net assets resulting from operations                                          184,391            60,131

Capital shares transactions
   Net premiums                                                                               141,580           125,492
   Transfers of policy loans                                                                      192                 -
   Transfers of surrenders                                                                   (213,093)          (87,803)
   Transfers of death benefits                                                                (10,296)          (13,327)
   Transfers of other terminations                                                            (39,165)          (46,365)
   Interfund and net transfers from general account                                           111,597             5,143
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (9,185)          (16,860)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  175,206            43,271
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,442,706      $  1,267,500
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Dividend Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     49,259 shares (cost $679,401)           $    691,602      Dividend income                              $     1,723
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,723
                                                                                                         ---------------
Net assets                                   $    691,602  Expenses:
                                          ----------------
                                                               Administrative expense                               717
                                                               Mortality and expense risk                        11,069
                                                               Contract maintenance charge                          135
                                                                                                         ---------------

                                                                                                                 11,921
                                                                                                         ---------------

                                                           Net investment loss                                  (10,198)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     61,540
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,550)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,208)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,180,439      $  1,374,884

Net (decrease) increase in net assets resulting from operations                               (29,208)          118,582

Capital shares transactions
   Net premiums                                                                                33,689            31,612
   Transfers of policy loans                                                                        -                (3)
   Transfers of surrenders                                                                   (160,722)         (211,187)
   Transfers of death benefits                                                                   (189)           (1,571)
   Transfers of other terminations                                                            (75,269)          (88,909)
   Interfund and net transfers to general account                                            (257,138)          (42,969)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (459,629)         (313,027)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (488,837)         (194,445)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    691,602      $  1,180,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,416 shares (cost $854,584)           $    893,103      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    893,103  Expenses:
                                          ----------------
                                                               Administrative expense                               792
                                                               Mortality and expense risk                        13,104
                                                               Contract maintenance charge                          118
                                                                                                         ---------------

                                                                                                                 14,014
                                                                                                         ---------------

                                                           Net investment loss                                  (14,014)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    114,106
                                                           Change in net unrealized depreciation on
                                                                investments                                     (43,751)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    56,341
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,354,409      $  1,581,165

Net increase in net assets resulting from operations                                           56,341            42,742

Capital shares transactions
   Net premiums                                                                                50,640            34,215
   Transfers of policy loans                                                                      725            (2,982)
   Transfers of surrenders                                                                   (175,945)         (365,342)
   Transfers of death benefits                                                                 (9,103)          (16,466)
   Transfers of other terminations                                                            (61,520)         (130,825)
   Interfund and net transfers (to) from general account                                     (322,444)          211,902
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (517,647)         (269,498)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (461,306)         (226,756)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    893,103      $  1,354,409
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,441 shares (cost $74,918)             $    81,720      Dividend income                               $      552
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    552
                                                                                                         ---------------
Net assets                                    $    81,720  Expenses:
                                          ----------------
                                                               Administrative expense                                57
                                                               Mortality and expense risk                         2,605
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,662
                                                                                                         ---------------

                                                           Net investment loss                                   (2,110)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      4,823
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,207)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,494)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    143,020      $    169,843

Net (decrease) increase in net assets resulting from operations                                (3,494)            1,544

Capital shares transactions
   Net premiums                                                                                     -             6,200
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,356)           (3,750)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,948)           (4,489)
   Interfund and net transfers to general account                                             (53,502)          (26,328)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (57,806)          (28,367)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (61,300)          (26,823)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    81,720      $    143,020
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,128 shares (cost $285,960)           $    262,657      Dividend income                              $    11,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 11,547
                                                                                                         ---------------
Net assets                                   $    262,657  Expenses:
                                          ----------------
                                                               Administrative expense                               205
                                                               Mortality and expense risk                        10,475
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,680
                                                                                                         ---------------

                                                           Net investment income                                    867

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     33,989
                                                           Change in net unrealized depreciation on
                                                                investments                                     (57,775)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (22,919)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    547,641      $    433,573

Net (decrease) increase in net assets resulting from operations                               (22,919)           55,220

Capital shares transactions
   Net premiums                                                                                14,602             6,825
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,262)           (1,190)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,704)           (4,105)
   Interfund and net transfers to (from) general account                                     (243,701)           57,318
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (262,065)           58,848
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (284,984)          114,068
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    262,657      $    547,641
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,279 shares (cost $255,545)            $    242,008      Dividend income                              $     4,269
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,269
                                                                                                         ---------------
Net assets                                   $    242,008  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         8,092
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,143
                                                                                                         ---------------

                                                           Net investment loss                                   (3,874)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     10,399
                                                           Change in net unrealized depreciation on
                                                                investments                                     (37,338)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,813)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    328,439      $    460,795

Net (decrease) increase in net assets resulting from operations                               (30,813)           19,009

Capital shares transactions
   Net premiums                                                                                 2,028             5,979
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,014)          (35,270)
   Transfers of death benefits                                                                      -           (23,448)
   Transfers of other terminations                                                             (6,176)           (4,432)
   Interfund and net transfers to general account                                             (48,456)          (94,194)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (55,618)         (151,365)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (86,431)         (132,356)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    242,008      $    328,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     71,719 shares (cost $826,977)           $    822,620      Dividend income                               $      152
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    152
                                                                                                         ---------------
Net assets                                   $    822,620  Expenses:
                                          ----------------
                                                               Administrative expense                                70
                                                               Mortality and expense risk                         6,671
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,741
                                                                                                         ---------------

                                                           Net investment loss                                   (6,589)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     22,876
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,782)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,495)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    145,614      $    175,170

Net (decrease) increase in net assets resulting from operations                                (1,495)           21,340

Capital shares transactions
   Net premiums                                                                                   409               314
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (5)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,157)           (1,268)
   Interfund and net transfers from (to) general account                                      694,254           (49,942)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    678,501           (50,896)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       677,006           (29,556)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    822,620      $    145,614
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     595,591 shares (cost $6,882,374)        $  6,974,366      Dividend income                             $    288,466
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                288,466
                                                                                                         ---------------
Net assets                                   $  6,974,366  Expenses:
                                          ----------------
                                                               Administrative expense                             2,205
                                                               Mortality and expense risk                       104,829
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                107,034
                                                                                                         ---------------

                                                           Net investment income                                181,432

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    237,287
                                                           Change in net unrealized depreciation on
                                                                investments                                     (67,745)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    350,974
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,229,931      $  5,314,582

Net increase in net assets resulting from operations                                          350,974           399,147

Capital shares transactions
   Net premiums                                                                               680,433           566,079
   Transfers of policy loans                                                                      169            (2,921)
   Transfers of surrenders                                                                   (637,835)         (404,606)
   Transfers of death benefits                                                                (81,423)          (67,398)
   Transfers of other terminations                                                           (272,237)         (183,807)
   Interfund and net transfers from (to) general account                                    1,704,354          (391,145)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,393,461          (483,798)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,744,435           (84,651)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,974,366      $  5,229,931
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     177,875 shares (cost $2,574,240)        $  2,529,380      Dividend income                              $     3,811
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,811
                                                                                                         ---------------
Net assets                                   $  2,529,380  Expenses:
                                          ----------------
                                                               Administrative expense                             1,163
                                                               Mortality and expense risk                        42,982
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 44,145
                                                                                                         ---------------

                                                           Net investment loss                                  (40,334)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    387,656
                                                           Change in net unrealized depreciation on
                                                                investments                                    (485,681)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (138,359)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,338,674      $    843,217

Net (decrease) increase in net assets resulting from operations                              (138,359)          480,992

Capital shares transactions
   Net premiums                                                                               419,288           347,292
   Transfers of policy loans                                                                   (4,732)             (521)
   Transfers of surrenders                                                                   (219,254)          (90,044)
   Transfers of death benefits                                                                (14,562)             (691)
   Transfers of other terminations                                                           (111,727)          (56,410)
   Interfund and net transfers (to) from general account                                   (1,739,948)        2,814,839
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,670,935)        3,014,465
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,809,294)        3,495,457
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,529,380      $  4,338,674
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,313 shares (cost $172,374)            $    167,330      Dividend income                               $      115
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    115
                                                                                                         ---------------
Net assets                                   $    167,330  Expenses:
                                          ----------------
                                                               Administrative expense                               166
                                                               Mortality and expense risk                         4,604
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,770
                                                                                                         ---------------

                                                           Net investment loss                                   (4,655)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,758
                                                           Change in net unrealized depreciation on
                                                                investments                                     (47,807)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    380,071      $    204,652

Net (decrease) increase in net assets resulting from operations                               (35,704)           66,121

Capital shares transactions
   Net premiums                                                                                 1,728               328
   Transfers of policy loans                                                                      291                 -
   Transfers of surrenders                                                                    (75,750)          (71,785)
   Transfers of death benefits                                                                      -           (20,621)
   Transfers of other terminations                                                             (1,792)          (14,633)
   Interfund and net transfers (to) from general account                                     (101,514)          216,009
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (177,037)          109,298
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (212,741)          175,419
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    167,330      $    380,071
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     19,643 shares (cost $380,309)           $    379,509      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    379,509  Expenses:
                                          ----------------
                                                               Administrative expense                               274
                                                               Mortality and expense risk                        10,903
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,177
                                                                                                         ---------------

                                                           Net investment loss                                  (11,177)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (303,081)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (16,856)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (331,114)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    352,827      $    262,149

Net (decrease) increase in net assets resulting from operations                              (331,114)           91,570

Capital shares transactions
   Net premiums                                                                                95,699            10,844
   Transfers of policy loans                                                                       49                 -
   Transfers of surrenders                                                                   (158,749)          (34,367)
   Transfers of death benefits                                                                      -           (24,305)
   Transfers of other terminations                                                            (26,753)          (14,523)
   Interfund and net transfers from general account                                           447,550            61,459
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    357,796              (892)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   26,682            90,678
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    379,509      $    352,827
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,072,590 shares (cost $1,072,590)      $  1,072,590      Dividend income                               $       34
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     34
                                                                                                         ---------------
Net assets                                   $  1,072,590  Expenses:
                                          ----------------
                                                               Administrative expense                               184
                                                               Mortality and expense risk                        17,425
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,609
                                                                                                         ---------------

                                                           Net investment loss                                  (17,575)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,575)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,483,157      $    791,751

Net decrease in net assets resulting from operations                                          (17,575)          (22,335)

Capital shares transactions
   Net premiums                                                                             1,321,782         6,560,355
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (103,208)          (40,199)
   Transfers of death benefits                                                                   (694)          (55,725)
   Transfers of other terminations                                                            (22,982)          (64,136)
   Interfund and net transfers to general account                                          (1,587,890)       (5,686,554)
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (392,992)          713,741
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (410,567)          691,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,072,590      $  1,483,157
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,776 shares (cost $799,578)           $    728,375      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    728,375  Expenses:
                                          ----------------
                                                               Administrative expense                               605
                                                               Mortality and expense risk                        16,161
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,766
                                                                                                         ---------------

                                                           Net investment loss                                  (16,766)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (303,438)
                                                           Change in net unrealized appreciation on
                                                                investments                                     121,927
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (198,277)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,128,682      $    973,618

Net decrease in net assets resulting from operations                                         (198,277)         (287,494)

Capital shares transactions
   Net premiums                                                                                69,452           141,649
   Transfers of policy loans                                                                        -                (2)
   Transfers of surrenders                                                                   (255,549)         (142,441)
   Transfers of death benefits                                                                 (1,782)             (647)
   Transfers of other terminations                                                            (90,659)          (86,348)
   Interfund and net transfers from general account                                            76,508           530,347
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (202,030)          442,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (400,307)          155,064
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    728,375      $  1,128,682
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     131,752 shares (cost $1,593,896)        $  1,399,209      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,399,209  Expenses:
                                          ----------------
                                                               Administrative expense                               474
                                                               Mortality and expense risk                        12,374
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,848
                                                                                                         ---------------

                                                           Net investment loss                                  (12,848)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (217,731)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (137,860)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (368,439)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    256,003      $    350,956

Net decrease in net assets resulting from operations                                         (368,439)         (241,470)

Capital shares transactions
   Net premiums                                                                                 2,257            37,405
   Transfers of policy loans                                                                        -                (1)
   Transfers of surrenders                                                                    (53,844)          (62,291)
   Transfers of death benefits                                                                      -              (488)
   Transfers of other terminations                                                            (16,158)          (28,437)
   Interfund and net transfers from general account                                         1,579,390           200,329
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,511,645           146,517
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,143,206           (94,953)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,399,209      $    256,003
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,768 shares (cost $411,946)           $    303,067      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    303,067  Expenses:
                                          ----------------
                                                               Administrative expense                               404
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,925
                                                                                                         ---------------

                                                           Net investment loss                                   (8,925)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (58,943)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (124,349)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (192,217)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,133,085      $    206,205

Net decrease in net assets resulting from operations                                         (192,217)           (8,716)

Capital shares transactions
   Net premiums                                                                                 8,890            10,957
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (249,263)          (62,857)
   Transfers of death benefits                                                                 (1,395)                -
   Transfers of other terminations                                                            (81,723)          (32,817)
   Interfund and net transfers (to) from general account                                     (314,310)        1,020,313
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (637,801)          935,596
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (830,018)          926,880
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    303,067      $  1,133,085
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Long Short Momentum Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     25,098 shares (cost $287,130)           $    300,170      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    300,170  Expenses:
                                          ----------------
                                                               Administrative expense                               178
                                                               Mortality and expense risk                         4,961
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,139
                                                                                                         ---------------

                                                           Net investment loss                                   (5,139)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     31,060
                                                           Change in net unrealized depreciation on
                                                                investments                                     (46,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,898)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    416,928      $    508,417

Net (decrease) increase in net assets resulting from operations                               (20,898)           48,911

Capital shares transactions
   Net premiums                                                                                 1,444             3,811
   Transfers of policy loans                                                                      188               132
   Transfers of surrenders                                                                    (57,795)          (78,045)
   Transfers of death benefits                                                                (16,384)             (725)
   Transfers of other terminations                                                            (16,322)          (76,985)
   Interfund and net transfers (to) from general account                                       (6,991)           11,412
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (95,860)         (140,400)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (116,758)          (91,489)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    300,170      $    416,928
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,402 shares (cost $900,571)           $  1,013,649      Dividend income                              $    49,111
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 49,111
                                                                                                         ---------------
Net assets                                   $  1,013,649  Expenses:
                                          ----------------
                                                               Administrative expense                               333
                                                               Mortality and expense risk                        38,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 38,913
                                                                                                         ---------------

                                                           Net investment income                                 10,198

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                  2,188,770
                                                           Change in net unrealized appreciation on
                                                                investments                                     144,491
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  2,343,459
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    260,269       $    80,187

Net increase (decrease) in net assets resulting from operations                             2,343,459          (283,947)

Capital shares transactions
   Net premiums                                                                                90,443           282,597
   Transfers of policy loans                                                                       47                 -
   Transfers of surrenders                                                                    (52,700)          (78,171)
   Transfers of death benefits                                                                      -           (10,886)
   Transfers of other terminations                                                            (60,868)         (106,915)
   Interfund and net transfers (to) from general account                                   (1,567,001)          377,404
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,590,079)          464,029
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  753,380           180,082
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,013,649      $    260,269
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     93 shares (cost $1,759)                  $     1,918      Dividend income                               $        -
                                                               Capital gains distributions                          302
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    302
                                                                                                         ---------------
Net assets                                    $     1,918  Expenses:
                                          ----------------
                                                               Administrative expense                                 2
                                                               Mortality and expense risk                            44
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     46
                                                                                                         ---------------

                                                           Net investment income                                    256

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         13
                                                           Change in net unrealized depreciation on
                                                                investments                                        (326)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                       $      (57)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,975       $     1,477

Net (decrease) increase in net assets resulting from operations                                   (57)              499

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                (1)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -                (1)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                           (57)              498
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,918       $     1,975
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     63 shares (cost $3,882)                  $     6,783      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     6,783  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                           180
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    180
                                                                                                         ---------------

                                                           Net investment loss                                     (180)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        308
                                                           Change in net unrealized depreciation on
                                                                investments                                        (545)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (417)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     7,651       $     6,580

Net (decrease) increase in net assets resulting from operations                                  (417)            1,439

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (451)             (368)
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                  (451)             (368)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                          (868)            1,071
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     6,783       $     7,651
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     139 shares (cost $2,358)                 $     1,398      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     1,398  Expenses:
                                          ----------------
                                                               Administrative expense                                 1
                                                               Mortality and expense risk                            36
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     37
                                                                                                         ---------------

                                                           Net investment loss                                      (37)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                       (16)
                                                           Change in net unrealized depreciation on
                                                                investments                                        (508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (561)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,959       $     2,877

Net decrease in net assets resulting from operations                                             (561)             (918)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                     -                 -
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (561)             (918)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,398       $     1,959
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account C
ProFunds VP Access VP High Yield Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     62,890 shares (cost $1,647,959)         $  1,654,648      Dividend income                              $    17,539
                                                               Capital gains distributions                       52,346
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 69,885
                                                                                                         ---------------
Net assets                                   $  1,654,648  Expenses:
                                          ----------------
                                                               Administrative expense                               299
                                                               Mortality and expense risk                        35,456
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,755
                                                                                                         ---------------

                                                           Net investment income                                 34,130

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (84,026)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,112)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (85,008)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,797,968      $  2,338,651

Net (decrease) increase in net assets resulting from operations                               (85,008)          123,945

Capital shares transactions
   Net premiums                                                                                 1,060                 2
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (43,218)          (76,241)
   Transfers of death benefits                                                                      -            (9,758)
   Transfers of other terminations                                                            (54,572)          (35,808)
   Interfund and net transfers from (to) general account                                       38,418          (542,823)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (58,312)         (664,628)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (143,320)         (540,683)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,654,648      $  1,797,968
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,425 shares (cost $582,996)           $    482,019      Dividend income                               $      218
                                                               Capital gains distributions                       36,711
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,929
                                                                                                         ---------------
Net assets                                   $    482,019  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                        20,541
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,692
                                                                                                         ---------------

                                                           Net investment income                                 16,237

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,177)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (131,079)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (240,019)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,755,102      $  3,857,475

Net decrease in net assets resulting from operations                                         (240,019)         (121,644)

Capital shares transactions
   Net premiums                                                                                 2,008            13,924
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,808)          (15,246)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,996)          (16,711)
   Interfund and net transfers to general account                                          (1,008,268)       (1,962,696)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,033,064)       (1,980,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,273,083)       (2,102,373)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    482,019      $  1,755,102
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,773 shares (cost $22,678)              $    16,505      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    16,505  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                         4,997
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,148
                                                                                                         ---------------

                                                           Net investment loss                                   (5,148)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (14,211)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (26,788)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (46,147)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,287       $    56,946

Net (decrease) increase in net assets resulting from operations                               (46,147)          200,232

Capital shares transactions
   Net premiums                                                                                 3,268            15,512
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,915)           (8,128)
   Transfers of death benefits                                                                      -            (1,975)
   Transfers of other terminations                                                            (20,300)           (7,948)
   Interfund and net transfers (to) from general account                                     (253,688)           85,648
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (277,635)           83,109
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (323,782)          283,341
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    16,505      $    340,287
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,737 shares (cost $187,351)            $    163,287      Dividend income                              $     1,444
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,444
                                                                                                         ---------------
Net assets                                   $    163,287  Expenses:
                                          ----------------
                                                               Administrative expense                               230
                                                               Mortality and expense risk                        13,828
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 14,058
                                                                                                         ---------------

                                                           Net investment loss                                  (12,614)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     99,924
                                                           Change in net unrealized depreciation on
                                                                investments                                    (191,626)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (104,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,831      $  1,992,679

Net (decrease) increase in net assets resulting from operations                              (104,316)          107,216

Capital shares transactions
   Net premiums                                                                                25,400            32,933
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (15,468)          (76,428)
   Transfers of death benefits                                                                      -            (1,854)
   Transfers of other terminations                                                            (20,486)          (22,498)
   Interfund and net transfers to general account                                          (1,126,674)         (627,217)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,137,228)         (695,064)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,241,544)         (587,848)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,287      $  1,404,831
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,440 shares (cost $865,040)           $    787,691      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    787,691  Expenses:
                                          ----------------
                                                               Administrative expense                               470
                                                               Mortality and expense risk                        18,361
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,831
                                                                                                         ---------------

                                                           Net investment loss                                  (18,831)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (239,770)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (73,586)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (332,187)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    395,869      $  1,124,150

Net decrease in net assets resulting from operations                                         (332,187)         (731,800)

Capital shares transactions
   Net premiums                                                                                   504             5,223
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,943)          (40,001)
   Transfers of death benefits                                                                 (1,903)                -
   Transfers of other terminations                                                            (24,511)          (54,172)
   Interfund and net transfers from general account                                           789,862            92,469
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               724,009             3,519
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       391,822          (728,281)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,691      $    395,869
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,965 shares (cost $96,788)              $    96,619      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    96,619  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         6,889
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,939
                                                                                                         ---------------

                                                           Net investment loss                                   (6,939)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (28,806)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,924)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (39,669)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    134,319      $    156,845

Net (decrease) increase in net assets resulting from operations                               (39,669)           29,185

Capital shares transactions
   Net premiums                                                                                   472            21,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,450)           (6,253)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,809)           (3,520)
   Interfund and net transfers from (to) general account                                       11,756           (62,938)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      1,969           (51,711)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (37,700)          (22,526)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    96,619      $    134,319
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     98,311 shares (cost $2,532,246)         $  2,548,212      Dividend income                               $        -
                                                               Capital gains distributions                        8,061
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,061
                                                                                                         ---------------
Net assets                                   $  2,548,212  Expenses:
                                          ----------------
                                                               Administrative expense                               420
                                                               Mortality and expense risk                        34,034
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,454
                                                                                                         ---------------

                                                           Net investment loss                                  (26,393)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (188,464)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,473)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (218,330)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,128,414      $  4,146,270

Net (decrease) increase in net assets resulting from operations                              (218,330)          454,390

Capital shares transactions
   Net premiums                                                                                 2,614               303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (110,557)         (138,357)
   Transfers of death benefits                                                                (53,416)             (204)
   Transfers of other terminations                                                            (43,524)          (76,249)
   Interfund and net transfers from (to) general account                                      843,011        (2,257,739)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    638,128        (2,472,246)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       419,798        (2,017,856)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,548,212      $  2,128,414
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,631 shares (cost $778,503)           $    826,481      Dividend income                              $    15,239
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 15,239
                                                                                                         ---------------
Net assets                                   $    826,481  Expenses:
                                          ----------------
                                                               Administrative expense                               214
                                                               Mortality and expense risk                        30,742
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 30,956
                                                                                                         ---------------

                                                           Net investment loss                                  (15,717)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     65,298
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,120)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    19,461
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,982,574       $    65,359

Net increase in net assets resulting from operations                                           19,461           131,223

Capital shares transactions
   Net premiums                                                                                 1,557                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,404)          (13,188)
   Transfers of death benefits                                                                 (3,702)           (3,001)
   Transfers of other terminations                                                            (37,017)          (12,082)
   Interfund and net transfers (to) from general account                                   (1,112,988)        1,814,263
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,175,554)        1,785,992
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,156,093)        1,917,215
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    826,481      $  1,982,574
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,132 shares (cost $338,517)           $    342,150      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    342,150  Expenses:
                                          ----------------
                                                               Administrative expense                               177
                                                               Mortality and expense risk                         9,149
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,326
                                                                                                         ---------------

                                                           Net investment loss                                   (9,326)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     55,075
                                                           Change in net unrealized depreciation on
                                                                investments                                     (81,428)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,679)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,091,045      $    145,921

Net (decrease) increase in net assets resulting from operations                               (35,679)          121,300

Capital shares transactions
   Net premiums                                                                                   919               349
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,253)          (15,305)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (10,214)          (11,617)
   Interfund and net transfers (to) from general account                                     (695,668)          850,397
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (713,216)          823,824
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (748,895)          945,124
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    342,150      $  1,091,045
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     26,985 shares (cost $732,503)           $    750,451      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    750,451  Expenses:
                                          ----------------
                                                               Administrative expense                                72
                                                               Mortality and expense risk                         9,467
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,539
                                                                                                         ---------------

                                                           Net investment loss                                   (9,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (37,367)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,911
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,995)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    155,833      $    101,032

Net (decrease) increase in net assets resulting from operations                               (33,995)            1,573

Capital shares transactions
   Net premiums                                                                                 4,893                (5)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,757)           (3,649)
   Transfers of death benefits                                                                (53,886)                -
   Transfers of other terminations                                                            (17,926)           (1,689)
   Interfund and net transfers from general account                                           707,289            58,571
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               628,613            53,228
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  594,618            54,801
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    750,451      $    155,833
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,791 shares (cost $359,060)           $    336,086      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    336,086  Expenses:
                                          ----------------
                                                               Administrative expense                               250
                                                               Mortality and expense risk                        16,081
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,331
                                                                                                         ---------------

                                                           Net investment loss                                  (16,331)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (113,065)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (60,292)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (189,688)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    916,817      $  3,280,242

Net (decrease) increase in net assets resulting from operations                              (189,688)           81,741

Capital shares transactions
   Net premiums                                                                                12,204               130
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,934)          (32,877)
   Transfers of death benefits                                                                 (1,802)           (1,429)
   Transfers of other terminations                                                            (24,791)          (39,004)
   Interfund and net transfers to general account                                            (358,720)       (2,371,986)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (391,043)       (2,445,166)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (580,731)       (2,363,425)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    336,086      $    916,817
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,670 shares (cost $37,839)              $    32,074      Dividend income                              $     1,569
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,569
                                                                                                         ---------------
Net assets                                    $    32,074  Expenses:
                                          ----------------
                                                               Administrative expense                               173
                                                               Mortality and expense risk                         8,861
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,034
                                                                                                         ---------------

                                                           Net investment loss                                   (7,465)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (22,601)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,387)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (45,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    180,568      $    449,017

Net decrease in net assets resulting from operations                                          (45,453)          (23,774)

Capital shares transactions
   Net premiums                                                                                 2,071             3,027
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,207)          (85,465)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (31,574)           (5,833)
   Interfund and net transfers to general account                                             (46,331)         (156,404)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (103,041)         (244,675)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (148,494)         (268,449)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    32,074      $    180,568
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling U.S. Dollar
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,436 shares (cost $133,365)            $    126,724      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    126,724  Expenses:
                                          ----------------
                                                               Administrative expense                                24
                                                               Mortality and expense risk                         3,878
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,902
                                                                                                         ---------------

                                                           Net investment loss                                   (3,902)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,390)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,011)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (21,303)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    117,509      $    103,909

Net decrease in net assets resulting from operations                                          (21,303)             (676)

Capital shares transactions
   Net premiums                                                                                19,316               755
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (846)                -
   Interfund and net transfers from general account                                            12,048            13,521
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                30,518            14,276
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    9,215            13,600
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    126,724      $    117,509
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,935 shares (cost $73,243)              $    67,173      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    67,173  Expenses:
                                          ----------------
                                                               Administrative expense                                26
                                                               Mortality and expense risk                         3,246
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,272
                                                                                                         ---------------

                                                           Net investment loss                                   (3,272)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (12,712)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,840)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,824)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    95,946      $    346,750

Net decrease in net assets resulting from operations                                          (20,824)           (4,434)

Capital shares transactions
   Net premiums                                                                                    77                 3
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (15,820)
   Transfers of death benefits                                                                      -            (4,314)
   Transfers of other terminations                                                             (2,547)           (5,545)
   Interfund and net transfers to general account                                              (5,479)         (220,694)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (7,949)         (246,370)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (28,773)         (250,804)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    67,173       $    95,946
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,245 shares (cost $882,513)           $  1,023,468      Dividend income                              $     4,193
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,193
                                                                                                         ---------------
Net assets                                   $  1,023,468  Expenses:
                                          ----------------
                                                               Administrative expense                               252
                                                               Mortality and expense risk                        36,625
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 36,877
                                                                                                         ---------------

                                                           Net investment loss                                  (32,684)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     51,717
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,289
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    29,322
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,758,594      $  1,255,925

Net increase in net assets resulting from operations                                           29,322             7,482

Capital shares transactions
   Net premiums                                                                                 2,421            22,966
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,277)          (23,903)
   Transfers of death benefits                                                                 (3,717)           (2,880)
   Transfers of other terminations                                                            (49,677)          (42,338)
   Interfund and net transfers (to) from general account                                     (674,198)          541,342
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (764,448)          495,187
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (735,126)          502,669
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,023,468      $  1,758,594
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,503 shares (cost $55,283)              $    54,209      Dividend income                              $     3,083
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,083
                                                                                                         ---------------
Net assets                                    $    54,209  Expenses:
                                          ----------------
                                                               Administrative expense                                28
                                                               Mortality and expense risk                         9,843
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,871
                                                                                                         ---------------

                                                           Net investment loss                                   (6,788)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        476
                                                           Change in net unrealized depreciation on
                                                                investments                                     (14,089)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,401)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    619,538      $    144,527

Net (decrease) increase in net assets resulting from operations                               (20,401)           46,552

Capital shares transactions
   Net premiums                                                                                 1,931            31,108
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,085)          (13,690)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,511)          (19,231)
   Interfund and net transfers to (from) general account                                     (522,263)          430,272
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (544,928)          428,459
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (565,329)          475,011
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    54,209      $    619,538
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     76

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,572 shares (cost $93,489)              $    85,216      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    85,216  Expenses:
                                          ----------------
                                                               Administrative expense                                54
                                                               Mortality and expense risk                         5,474
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,528
                                                                                                         ---------------

                                                           Net investment loss                                   (5,528)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (5,583)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,424)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,535)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    198,707       $    16,690

Net (decrease) increase in net assets resulting from operations                               (28,535)           10,205

Capital shares transactions
   Net premiums                                                                                   218                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,295)             (183)
   Interfund and net transfers (to) from general account                                      (79,879)          171,995
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (84,956)          171,812
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (113,491)          182,017
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    85,216      $    198,707
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     77

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,245 shares (cost $190,924)            $    178,195      Dividend income                               $        -
                                                               Capital gains distributions                       10,202
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,202
                                                                                                         ---------------
Net assets                                   $    178,195  Expenses:
                                          ----------------
                                                               Administrative expense                                96
                                                               Mortality and expense risk                         7,641
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,737
                                                                                                         ---------------

                                                           Net investment income                                  2,465

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     71,317
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,189)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,407)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    727,375      $    355,848

Net (decrease) increase in net assets resulting from operations                               (26,407)           85,617

Capital shares transactions
   Net premiums                                                                                   612               226
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,200)           (1,100)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,777)           (5,510)
   Interfund and net transfers (to) from general account                                     (494,408)          292,294
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (522,773)          285,910
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (549,180)          371,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    178,195      $    727,375
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,730 shares (cost $234,772)           $    225,339      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    225,339  Expenses:
                                          ----------------
                                                               Administrative expense                                12
                                                               Mortality and expense risk                         4,705
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,717
                                                                                                         ---------------

                                                           Net investment loss                                   (4,717)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (37,144)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (22,198)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,059)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    421,503      $    202,206

Net decrease in net assets resulting from operations                                          (64,059)         (151,078)

Capital shares transactions
   Net premiums                                                                                     -            27,339
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (6,832)
   Transfers of death benefits                                                                      -              (562)
   Transfers of other terminations                                                             (1,168)           (1,251)
   Interfund and net transfers (to) from general account                                     (130,937)          351,681
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (132,105)          370,375
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (196,164)          219,297
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    225,339      $    421,503
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,821 shares (cost $478,531)           $    478,329      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    478,329  Expenses:
                                          ----------------
                                                               Administrative expense                               280
                                                               Mortality and expense risk                        19,217
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,497
                                                                                                         ---------------

                                                           Net investment loss                                  (19,497)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     67,875
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,065)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,687)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,037,910      $    242,991

Net (decrease) increase in net assets resulting from operations                               (12,687)           61,259

Capital shares transactions
   Net premiums                                                                                   458             4,664
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (54,135)             (518)
   Transfers of death benefits                                                                (53,723)                -
   Transfers of other terminations                                                            (20,385)           (8,773)
   Interfund and net transfers (to) from general account                                     (419,109)          738,287
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (546,894)          733,660
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (559,581)          794,919
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    478,329      $  1,037,910
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     41,000 shares (cost $960,951)           $    976,623      Dividend income                              $     3,363
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,363
                                                                                                         ---------------
Net assets                                   $    976,623  Expenses:
                                          ----------------
                                                               Administrative expense                               117
                                                               Mortality and expense risk                        16,978
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,095
                                                                                                         ---------------

                                                           Net investment loss                                  (13,732)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     26,530
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,147)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    11,651
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,499,058       $    68,585

Net increase in net assets resulting from operations                                           11,651            32,756

Capital shares transactions
   Net premiums                                                                                 3,611             9,601
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,649)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (17,184)           (8,276)
   Interfund and net transfers (to) from general account                                     (512,864)        1,396,392
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (534,086)        1,397,717
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (522,435)        1,430,473
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    976,623      $  1,499,058
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,623 shares (cost $294,820)           $    275,239      Dividend income                               $        -
                                                               Capital gains distributions                       64,740
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 64,740
                                                                                                         ---------------
Net assets                                   $    275,239  Expenses:
                                          ----------------
                                                               Administrative expense                               182
                                                               Mortality and expense risk                        11,253
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,435
                                                                                                         ---------------

                                                           Net investment income                                 53,305

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (116,657)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,352)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (98,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    326,597      $    868,706

Net decrease in net assets resulting from operations                                          (98,704)          (14,459)

Capital shares transactions
   Net premiums                                                                                72,260                32
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,372)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,233)          (19,768)
   Interfund and net transfers to general account                                              (6,309)         (507,914)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     47,346          (527,650)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (51,358)         (542,109)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    275,239      $    326,597
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,396 shares (cost $312,971)            $    312,125      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    312,125  Expenses:
                                          ----------------
                                                               Administrative expense                               385
                                                               Mortality and expense risk                        24,459
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,844
                                                                                                         ---------------

                                                           Net investment loss                                  (24,844)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (147,664)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (118,184)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (290,692)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,548,426      $    649,763

Net (decrease) increase in net assets resulting from operations                              (290,692)          112,021

Capital shares transactions
   Net premiums                                                                                59,186             1,175
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,485)                -
   Transfers of death benefits                                                                      -           (11,724)
   Transfers of other terminations                                                            (32,375)          (13,680)
   Interfund and net transfers (to) from general account                                     (948,935)          810,871
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (945,609)          786,642
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,236,301)          898,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    312,125      $  1,548,426
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,970 shares (cost $185,592)            $    173,898      Dividend income                              $     1,109
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,109
                                                                                                         ---------------
Net assets                                   $    173,898  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         8,822
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,872
                                                                                                         ---------------

                                                           Net investment loss                                   (7,763)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,138
                                                           Change in net unrealized depreciation on
                                                                investments                                     (53,002)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,627)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    430,499      $    173,569

Net (decrease) increase in net assets resulting from operations                               (33,627)          156,450

Capital shares transactions
   Net premiums                                                                                 2,880               802
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,403)           (1,499)
   Transfers of death benefits                                                                      -           (23,823)
   Transfers of other terminations                                                            (21,217)          (13,480)
   Interfund and net transfers (to) from general account                                     (197,234)          138,480
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (222,974)          100,480
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,601)          256,930
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    173,898      $    430,499
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,228,020 shares (cost $21,228,020)   $  21,228,020      Dividend income                              $     4,794
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,794
                                                                                                         ---------------
Net assets                                  $  21,228,020  Expenses:
                                          ----------------
                                                               Administrative expense                             7,197
                                                               Mortality and expense risk                       567,765
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                574,962
                                                                                                         ---------------

                                                           Net investment loss                                 (570,168)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (570,168)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  26,097,031     $  30,776,897

Net decrease in net assets resulting from operations                                         (570,168)         (840,515)

Capital shares transactions
   Net premiums                                                                               862,952         2,502,400
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (4,510,958)       (2,723,436)
   Transfers of death benefits                                                               (387,412)         (157,075)
   Transfers of other terminations                                                         (1,064,775)       (1,443,551)
   Interfund and net transfers from (to) general account                                      801,350        (2,017,689)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,298,843)       (3,839,351)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,869,011)       (4,679,866)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  21,228,020     $  26,097,031
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     43,529 shares (cost $1,972,288)         $  2,066,750      Dividend income                              $     4,750
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,750
                                                                                                         ---------------
Net assets                                   $  2,066,750  Expenses:
                                          ----------------
                                                               Administrative expense                               764
                                                               Mortality and expense risk                        77,423
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 78,187
                                                                                                         ---------------

                                                           Net investment loss                                  (73,437)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    187,220
                                                           Change in net unrealized depreciation on
                                                                investments                                    (222,276)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (108,493)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,337,725      $  2,486,236

Net (decrease) increase in net assets resulting from operations                              (108,493)          108,590

Capital shares transactions
   Net premiums                                                                                34,521            12,718
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (30,907)          (76,197)
   Transfers of death benefits                                                                (13,260)          (77,197)
   Transfers of other terminations                                                            (46,563)          (40,805)
   Interfund and net transfers (to) from general account                                   (1,106,273)          924,380
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,162,482)          742,899
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,270,975)          851,489
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,066,750      $  3,337,725
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     86

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     23,487 shares (cost $462,823)           $    458,707      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    458,707  Expenses:
                                          ----------------
                                                               Administrative expense                               892
                                                               Mortality and expense risk                        64,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,997
                                                                                                         ---------------

                                                           Net investment loss                                  (64,997)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (190,073)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (12,518)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (267,588)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,225,843      $  3,472,874

Net (decrease) increase in net assets resulting from operations                              (267,588)           64,294

Capital shares transactions
   Net premiums                                                                               376,583             4,635
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (196,095)          (67,882)
   Transfers of death benefits                                                                (73,603)           (1,716)
   Transfers of other terminations                                                            (56,289)          (56,186)
   Interfund and net transfers (to) from general account                                   (3,550,144)          809,824
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (3,499,548)          688,675
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,767,136)          752,969
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    458,707      $  4,225,843
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     87

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,606 shares (cost 267,717)            $    290,719      Dividend income                               $      356
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    356
                                                                                                         ---------------
Net assets                                   $    290,719  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         4,395
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,446
                                                                                                         ---------------

                                                           Net investment loss                                   (4,090)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (25,778)
                                                           Change in net unrealized appreciation on
                                                                investments                                      25,223
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,645)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    163,160       $    73,029

Net decrease in net assets resulting from operations                                           (4,645)          (10,053)

Capital shares transactions
   Net premiums                                                                                 1,456             1,450
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,937)           13,427
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,310)          (14,134)
   Interfund and net transfers from general account                                           140,995            99,441
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               132,204           100,184
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  127,559            90,131
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    290,719      $    163,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     60,141 shares (cost $2,967,198)         $  2,670,882      Dividend income                               $        -
                                                               Capital gains distributions                       79,693
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 79,693
                                                                                                         ---------------
Net assets                                   $  2,670,882  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                       114,898
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                116,511
                                                                                                         ---------------

                                                           Net investment loss                                  (36,818)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,557)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,038,281)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,115,656)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,898,793      $  2,934,499

Net (decrease) increase in net assets resulting from operations                            (1,115,656)          915,435

Capital shares transactions
   Net premiums                                                                                36,696            95,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (112,561)          (16,882)
   Transfers of death benefits                                                                (24,437)          (51,790)
   Transfers of other terminations                                                           (240,210)         (260,306)
   Interfund and net transfers (to) from general account                                     (771,743)        1,282,103
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,112,255)        1,048,859
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,227,911)        1,964,294
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,670,882      $  4,898,793
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,771 shares (cost $125,934)            $    125,302      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    125,302  Expenses:
                                          ----------------
                                                               Administrative expense                               443
                                                               Mortality and expense risk                        18,037
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,480
                                                                                                         ---------------

                                                           Net investment loss                                  (18,480)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,834
                                                           Change in net unrealized depreciation on
                                                                investments                                     (33,958)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,604)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    806,391      $    646,329

Net decrease in net assets resulting from operations                                          (28,604)          (96,002)

Capital shares transactions
   Net premiums                                                                                19,990            67,039
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (13,600)          (56,960)
   Transfers of death benefits                                                                (51,759)                -
   Transfers of other terminations                                                            (15,910)          (25,203)
   Interfund and net transfers (to) from general account                                     (591,206)          271,188
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (652,485)          256,064
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (681,089)          160,062
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    125,302      $    806,391
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     132,694 shares (cost $1,379,293)        $    995,205      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    995,205  Expenses:
                                          ----------------
                                                               Administrative expense                               223
                                                               Mortality and expense risk                        45,630
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 45,853
                                                                                                         ---------------

                                                           Net investment loss                                  (45,853)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (41,371)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (408,768)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (495,992)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,279,873      $  1,487,884

Net decrease in net assets resulting from operations                                         (495,992)         (424,712)

Capital shares transactions
   Net premiums                                                                                 2,630             4,593
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (55,651)          (38,079)
   Transfers of death benefits                                                                 (1,859)          (11,589)
   Transfers of other terminations                                                            (38,812)          (48,136)
   Interfund and net transfers (to) from general account                                   (2,694,984)        3,309,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,788,676)        3,216,701
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,284,668)        2,791,989
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    995,205      $  4,279,873
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,245 shares (cost $24,183)              $    23,887      Dividend income                               $       33
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     33
                                                                                                         ---------------
Net assets                                    $    23,887  Expenses:
                                          ----------------
                                                               Administrative expense                                14
                                                               Mortality and expense risk                         1,084
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,098
                                                                                                         ---------------

                                                           Net investment loss                                   (1,065)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (21,811)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,692)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,568)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    44,313      $  1,785,948

Net decrease in net assets resulting from operations                                          (27,568)           (7,319)

Capital shares transactions
   Net premiums                                                                                   140            19,827
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (5,755)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,638)           (3,556)
   Interfund and net transfers from (to) general account                                       10,640        (1,744,832)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      7,142        (1,734,316)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (20,426)       (1,741,635)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    23,887       $    44,313
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     7,935 shares (cost $46,067)              $    42,372      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    42,372  Expenses:
                                          ----------------
                                                               Administrative expense                                30
                                                               Mortality and expense risk                         1,362
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,392
                                                                                                         ---------------

                                                           Net investment loss                                   (1,392)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (21,985)
                                                           Change in net unrealized appreciation on
                                                                investments                                       5,615
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,762)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,215       $    22,342

Net decrease in net assets resulting from operations                                          (17,762)           (8,788)

Capital shares transactions
   Net premiums                                                                                19,943                (1)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,577)                -
   Transfers of death benefits                                                                      -           (11,728)
   Transfers of other terminations                                                             (4,709)             (141)
   Interfund and net transfers from general account                                            20,262            29,531
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                28,919            17,661
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   11,157             8,873
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    42,372       $    31,215
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,312 shares (cost $20,578)              $    19,621      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    19,621  Expenses:
                                          ----------------
                                                               Administrative expense                                59
                                                               Mortality and expense risk                         4,178
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,237
                                                                                                         ---------------

                                                           Net investment loss                                   (4,237)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (29,341)
                                                           Change in net unrealized appreciation on
                                                                investments                                      26,124
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (7,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    723,077       $    28,600

Net decrease in net assets resulting from operations                                           (7,454)         (106,948)

Capital shares transactions
   Net premiums                                                                                     -            49,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,988)           (9,460)
   Transfers of death benefits                                                                      -            (3,473)
   Transfers of other terminations                                                             (5,851)          (11,255)
   Interfund and net transfers (to) from general account                                     (675,163)          775,879
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (696,002)          801,425
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (703,456)          694,477
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    19,621      $    723,077
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,337 shares (cost $119,980)            $    111,648      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    111,648  Expenses:
                                          ----------------
                                                               Administrative expense                                11
                                                               Mortality and expense risk                         3,056
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,067
                                                                                                         ---------------

                                                           Net investment loss                                   (3,067)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (35,939)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,375
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,631)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    98,759      $    191,873

Net decrease in net assets resulting from operations                                          (26,631)          (43,304)

Capital shares transactions
   Net premiums                                                                                 7,566             9,813
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,126)                -
   Transfers of death benefits                                                                      -           (11,899)
   Transfers of other terminations                                                               (369)           (2,036)
   Interfund and net transfers from (to) general account                                       38,449           (45,688)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     39,520           (49,810)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        12,889           (93,114)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    111,648       $    98,759
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     402 shares (cost $6,017)                 $     5,516      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     5,516  Expenses:
                                          ----------------
                                                               Administrative expense                                44
                                                               Mortality and expense risk                         1,115
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,159
                                                                                                         ---------------

                                                           Net investment loss                                   (1,159)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (19,965)
                                                           Change in net unrealized appreciation on
                                                                investments                                         933
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     5,840      $    542,722

Net decrease in net assets resulting from operations                                          (20,191)         (369,799)

Capital shares transactions
   Net premiums                                                                                     -               427
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,482)             (560)
   Transfers of death benefits                                                                      -           (11,436)
   Transfers of other terminations                                                             (3,303)           (9,440)
   Interfund and net transfers from (to) general account                                       30,652          (146,074)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     19,867          (167,083)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (324)         (536,882)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     5,516       $     5,840
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     76,034 shares (cost $645,560)           $    643,248      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    643,248  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                        17,135
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,399
                                                                                                         ---------------

                                                           Net investment loss                                  (17,399)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (107,308)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,481)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (126,188)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    36,308      $    653,427

Net decrease in net assets resulting from operations                                         (126,188)         (249,333)

Capital shares transactions
   Net premiums                                                                                     -            14,414
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,403)          (23,145)
   Transfers of death benefits                                                                 (7,365)          (17,376)
   Transfers of other terminations                                                            (43,426)          (22,167)
   Interfund and net transfers from (to) general account                                      795,322          (319,512)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    733,128          (367,786)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       606,940          (617,119)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    643,248       $    36,308
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     24,301 shares (cost $204,588)           $    187,119      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    187,119  Expenses:
                                          ----------------
                                                               Administrative expense                               480
                                                               Mortality and expense risk                        12,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,060
                                                                                                         ---------------

                                                           Net investment loss                                  (13,060)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     54,722
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,133
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    51,795
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    160,529      $  1,622,914

Net increase (decrease) in net assets resulting from operations                                51,795          (502,088)

Capital shares transactions
   Net premiums                                                                                 2,031            17,577
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,516)          (22,183)
   Transfers of death benefits                                                                      -           (11,615)
   Transfers of other terminations                                                            (14,997)          (16,275)
   Interfund and net transfers to general account                                              (5,723)         (927,801)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (25,205)         (960,297)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        26,590        (1,462,385)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    187,119      $    160,529
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,145 shares (cost $1,543,543)         $  1,532,704      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,532,704  Expenses:
                                          ----------------
                                                               Administrative expense                               181
                                                               Mortality and expense risk                        11,638
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,819
                                                                                                         ---------------

                                                           Net investment loss                                  (11,819)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (102,190)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,086)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (144,095)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    631,227      $  1,281,454

Net decrease in net assets resulting from operations                                         (144,095)          (80,597)

Capital shares transactions
   Net premiums                                                                                64,639               817
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (713)           (2,888)
   Transfers of death benefits                                                                      -            (9,911)
   Transfers of other terminations                                                            (10,308)          (15,073)
   Interfund and net transfers from (to) general account                                      991,954          (542,575)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,045,572          (569,630)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       901,477          (650,227)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,532,704      $    631,227
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,610 shares (cost $138,615)            $    133,683      Dividend income                               $        -
                                                               Capital gains distributions                        1,912
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,912
                                                                                                         ---------------
Net assets                                   $    133,683  Expenses:
                                          ----------------
                                                               Administrative expense                               108
                                                               Mortality and expense risk                        10,607
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,715
                                                                                                         ---------------

                                                           Net investment loss                                   (8,803)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     30,941
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,946)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,808)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    996,080      $    553,261

Net decrease in net assets resulting from operations                                          (27,808)          (54,162)

Capital shares transactions
   Net premiums                                                                                64,733             1,244
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                        (75)          (78,382)
   Transfers of death benefits                                                                 (9,957)                -
   Transfers of other terminations                                                            (63,293)          (17,124)
   Interfund and net transfers (to) from general account                                     (825,997)          591,243
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (834,589)          496,981
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (862,397)          442,819
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    133,683      $    996,080
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,776 shares (cost $104,902)             $    98,851      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    98,851  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         6,935
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,069
                                                                                                         ---------------

                                                           Net investment loss                                   (7,069)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        569
                                                           Change in net unrealized depreciation on
                                                                investments                                     (23,528)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,028)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    284,341       $    46,931

Net decrease in net assets resulting from operations                                          (30,028)          (12,544)

Capital shares transactions
   Net premiums                                                                                57,445             5,206
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,495)                -
   Transfers of death benefits                                                                      -            (9,830)
   Transfers of other terminations                                                            (10,221)           (7,612)
   Interfund and net transfers (to) from general account                                     (177,191)          262,190
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (155,462)          249,954
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (185,490)          237,410
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    98,851      $    284,341
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     12,553 shares (cost $183,635)           $    208,258      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    208,258  Expenses:
                                          ----------------
                                                               Administrative expense                                25
                                                               Mortality and expense risk                         7,293
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,318
                                                                                                         ---------------

                                                           Net investment loss                                   (7,318)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,823
                                                           Change in net unrealized depreciation on
                                                                investments                                     (13,396)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,891)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    286,738      $  1,673,080

Net decrease in net assets resulting from operations                                          (17,891)         (114,651)

Capital shares transactions
   Net premiums                                                                                 1,182             3,187
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (1)             (978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,378)          (26,669)
   Interfund and net transfers to general account                                             (54,392)       (1,247,231)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (60,589)       (1,271,691)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (78,480)       (1,386,342)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    208,258      $    286,738
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,832 shares (cost $29,955)              $    28,624      Dividend income                              $     2,200
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,200
                                                                                                         ---------------
Net assets                                    $    28,624  Expenses:
                                          ----------------
                                                               Administrative expense                                40
                                                               Mortality and expense risk                         2,250
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,290
                                                                                                         ---------------

                                                           Net investment loss                                      (90)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,204)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,897)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    40,645      $  1,658,628

Net decrease in net assets resulting from operations                                          (15,191)         (108,923)

Capital shares transactions
   Net premiums                                                                                   623                45
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (22,495)
   Transfers of death benefits                                                                      -            (4,542)
   Transfers of other terminations                                                               (793)          (12,775)
   Interfund and net transfers from (to) general account                                        3,340        (1,469,293)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      3,170        (1,509,060)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (12,021)       (1,617,983)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    28,624       $    40,645
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     103

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,390 shares (cost $1,294,978)         $  1,331,177      Dividend income                              $     3,472
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,472
                                                                                                         ---------------
Net assets                                   $  1,331,177  Expenses:
                                          ----------------
                                                               Administrative expense                               708
                                                               Mortality and expense risk                        32,908
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 33,616
                                                                                                         ---------------

                                                           Net investment loss                                  (30,144)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                    445,952
                                                           Change in net unrealized appreciation on
                                                                investments                                      73,071
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    488,879
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    561,226      $    214,117

Net increase (decrease) in net assets resulting from operations                               488,879           (37,141)

Capital shares transactions
   Net premiums                                                                                 8,173            26,263
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (41,018)          (70,074)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,399)          (28,208)
   Interfund and net transfers from general account                                           340,316           456,269
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               281,072           384,250
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  769,951           347,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,331,177      $    561,226
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     104

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,220 shares (cost $612,331)           $    730,987      Dividend income                               $        -
                                                               Capital gains distributions                      396,298
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                396,298
                                                                                                         ---------------
Net assets                                   $    730,987  Expenses:
                                          ----------------
                                                               Administrative expense                               414
                                                               Mortality and expense risk                        57,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 57,519
                                                                                                         ---------------

                                                           Net investment income                                338,779

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                (1,157,280)
                                                           Change in net unrealized appreciation on
                                                                investments                                     111,974
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (706,527)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,996,271      $  5,360,014

Net (decrease) increase in net assets resulting from operations                              (706,527)        1,063,986

Capital shares transactions
   Net premiums                                                                                23,720               458
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (42,075)          (37,069)
   Transfers of death benefits                                                                      -            (1,671)
   Transfers of other terminations                                                            (94,731)          (93,176)
   Interfund and net transfers to general account                                          (1,445,671)       (3,296,271)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,558,757)       (3,427,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,265,284)       (2,363,743)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    730,987      $  2,996,271
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     105

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,248 shares (cost $330,527)           $    338,096      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    338,096  Expenses:
                                          ----------------
                                                               Administrative expense                               194
                                                               Mortality and expense risk                        20,345
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,539
                                                                                                         ---------------

                                                           Net investment loss                                  (20,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    184,478
                                                           Change in net unrealized depreciation on
                                                                investments                                    (277,446)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (113,507)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    960,431      $    513,082

Net (decrease) increase in net assets resulting from operations                              (113,507)          402,553

Capital shares transactions
   Net premiums                                                                                 4,904               433
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (22,433)          (18,269)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (41,070)          (26,307)
   Interfund and net transfers (to) from general account                                     (450,229)           88,939
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (508,828)           44,796
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (622,335)          447,349
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    338,096      $    960,431
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     106

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,957 shares (cost $132,515)            $    128,135      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    128,135  Expenses:
                                          ----------------
                                                               Administrative expense                               174
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,439
                                                                                                         ---------------

                                                           Net investment loss                                   (8,439)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,447
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,992)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,984)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    309,784      $  2,828,106

Net (decrease) increase in net assets resulting from operations                               (57,984)          335,616

Capital shares transactions
   Net premiums                                                                                 6,833             1,808
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (44,907)          (40,189)
   Transfers of death benefits                                                                      -            (3,040)
   Transfers of other terminations                                                            (14,495)          (24,642)
   Interfund and net transfers to general account                                             (71,096)       (2,787,875)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (123,665)       (2,853,938)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (181,649)       (2,518,322)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    128,135      $    309,784
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     107

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     69,697 shares (cost $362,744)           $    302,485      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -

                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    302,485  Expenses:
                                          ----------------
                                                               Administrative expense                               290
                                                               Mortality and expense risk                        24,729
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 25,019
                                                                                                         ---------------

                                                           Net investment loss                                  (25,019)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (264,363)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,441)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (340,823)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    478,261      $    404,663

Net decrease in net assets resulting from operations                                         (340,823)         (203,259)

Capital shares transactions
   Net premiums                                                                               163,853           (36,623)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (74,934)          (10,442)
   Transfers of death benefits                                                                      -           (32,795)
   Transfers of other terminations                                                            (42,550)          (67,815)
   Interfund and net transfers from general account                                           118,678           424,532
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               165,047           276,857
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (175,776)           73,598
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    302,485      $    478,261
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     108

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     72,181 shares (cost $441,038)           $    407,820      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    407,820  Expenses:
                                          ----------------
                                                               Administrative expense                               187
                                                               Mortality and expense risk                        13,119
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,306
                                                                                                         ---------------

                                                           Net investment loss                                  (13,306)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (468,916)
                                                           Change in net unrealized appreciation on
                                                                investments                                     238,283
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (243,939)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,670,172      $    327,089

Net decrease in net assets resulting from operations                                         (243,939)       (1,133,051)

Capital shares transactions
   Net premiums                                                                                 4,622            86,910
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,416)          (39,852)
   Transfers of death benefits                                                                      -           (11,799)
   Transfers of other terminations                                                            (19,129)          (44,743)
   Interfund and net transfers (to) from general account                                     (938,490)        2,485,618
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,018,413)        2,476,134
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,262,352)        1,343,083
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    407,820      $  1,670,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     109

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,363 shares (cost $57,255)              $    55,235      Dividend income                               $        -
                                                               Capital gains distributions                      145,655
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                145,655
                                                                                                         ---------------
Net assets                                    $    55,235  Expenses:
                                          ----------------
                                                               Administrative expense                               367
                                                               Mortality and expense risk                        10,945
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,312
                                                                                                         ---------------

                                                           Net investment income                                134,343

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,802
                                                           Change in net unrealized depreciation on
                                                                investments                                     (52,719)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    174,426
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    931,565      $    241,258

Net increase in net assets resulting from operations                                          174,426           437,777

Capital shares transactions
   Net premiums                                                                                 1,570            24,242
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,447)          (46,068)
   Transfers of death benefits                                                                      -              (231)
   Transfers of other terminations                                                            (26,142)          (50,118)
   Interfund and net transfers (to) from general account                                   (1,018,737)          324,705
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,050,756)          252,530
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (876,330)          690,307
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    55,235      $    931,565
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     27,877 shares (cost $870,575)           $    905,158      Dividend income                              $    10,022
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,022
                                                                                                         ---------------
Net assets                                   $    905,158  Expenses:
                                          ----------------
                                                               Administrative expense                               262
                                                               Mortality and expense risk                        11,416
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,678
                                                                                                         ---------------

                                                           Net investment loss                                   (1,656)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (47,317)
                                                           Change in net unrealized appreciation on
                                                                investments                                      28,027
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,946)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    289,918      $    238,605

Net (decrease) increase in net assets resulting from operations                               (20,946)           19,050

Capital shares transactions
   Net premiums                                                                                 1,146             8,791
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,022)          (92,915)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (13,840)          (15,582)
   Interfund and net transfers from general account                                           662,902           131,969
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               636,186            32,263
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  615,240            51,313
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    905,158      $    289,918
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     111

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     529,821 shares (cost $18,010,626)      $  16,260,669      Dividend income                             $    218,495
                                                               Capital gains distributions                      235,998
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                454,493
                                                                                                         ---------------
Net assets                                  $  16,260,669  Expenses:
                                          ----------------
                                                               Administrative expense                            13,047
                                                               Mortality and expense risk                       301,971
                                                               Contract maintenance charge                        1,623
                                                                                                         ---------------

                                                                                                                316,641
                                                                                                         ---------------

                                                           Net investment income                                137,852

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                  2,552,729
                                                           Change in net unrealized depreciation on
                                                                investments                                  (6,619,587)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (3,929,006)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,767,055     $  16,440,870

Net (decrease) increase in net assets resulting from operations                            (3,929,006)        4,052,821

Capital shares transactions
   Net premiums                                                                             2,747,002         1,555,083
   Transfers of policy loans                                                                   (8,603)             (698)
   Transfers of surrenders                                                                 (1,975,387)       (1,752,839)
   Transfers of death benefits                                                               (154,585)         (125,556)
   Transfers of other terminations                                                           (828,360)         (765,977)
   Interfund and net transfers (to) from general account                                     (357,447)        1,363,351
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (577,380)          273,364
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (4,506,386)        4,326,185
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  16,260,669     $  20,767,055
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     270,970 shares (cost $3,522,712)        $  2,818,092      Dividend income                              $    39,633
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 39,633
                                                                                                         ---------------
Net assets                                   $  2,818,092  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                        63,124
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,737
                                                                                                         ---------------

                                                           Net investment loss                                  (25,104)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (158,920)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,313,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,497,843)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,386,760      $  8,612,330

Net (decrease) increase in net assets resulting from operations                            (1,497,843)        1,222,057

Capital shares transactions
   Net premiums                                                                               517,341           430,359
   Transfers of policy loans                                                                   (2,908)           (2,881)
   Transfers of surrenders                                                                   (305,982)         (345,473)
   Transfers of death benefits                                                                (22,961)         (113,795)
   Transfers of other terminations                                                           (156,781)         (219,079)
   Interfund and net transfers to general account                                             (99,534)       (5,196,758)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (70,825)       (5,447,627)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,568,668)       (4,225,570)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,818,092      $  4,386,760
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     261,993 shares (cost $3,085,572)        $  3,067,936      Dividend income                             $    118,529
                                                               Capital gains distributions                       30,217
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                148,746
                                                                                                         ---------------
Net assets                                   $  3,067,936  Expenses:
                                          ----------------
                                                               Administrative expense                             1,469
                                                               Mortality and expense risk                        74,417
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 75,886
                                                                                                         ---------------

                                                           Net investment income                                 72,860

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,602
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,388)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    160,074
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,489,311      $  1,583,454

Net increase in net assets resulting from operations                                          160,074            71,783

Capital shares transactions
   Net premiums                                                                               578,425           321,273
   Transfers of policy loans                                                                   30,850           (27,732)
   Transfers of surrenders                                                                   (690,671)          (82,635)
   Transfers of death benefits                                                                (33,624)          (32,973)
   Transfers of other terminations                                                           (188,637)         (142,941)
   Interfund and net transfers from (to) general account                                    1,722,208          (200,918)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,418,551          (165,926)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,578,625           (94,143)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,067,936      $  1,489,311
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     114

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    309,512

Net increase in net assets resulting from operations                                                -            12,349

Capital shares transactions
   Net premiums                                                                                     -             5,778
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (2,941)
   Transfers of death benefits                                                                      -            (2,824)
   Transfers of other terminations                                                                  -            (1,300)
   Interfund and net transfers to general account                                                   -          (320,574)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (321,861)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (309,512)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     115

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,695,608 shares (cost $41,262,141)    $  40,725,603      Dividend income                             $  1,058,078
                                                               Capital gains distributions                      578,382
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,636,460
                                                                                                         ---------------
Net assets                                  $  40,725,603  Expenses:
                                          ----------------
                                                               Administrative expense                            16,210
                                                               Mortality and expense risk                       651,904
                                                               Contract maintenance charge                        1,129
                                                                                                         ---------------

                                                                                                                669,243
                                                                                                         ---------------

                                                           Net investment income                                967,217

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    317,790
                                                           Change in net unrealized depreciation on
                                                                investments                                    (488,309)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    796,698
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  37,862,526     $  38,169,100

Net increase in net assets resulting from operations                                          796,698         2,763,549

Capital shares transactions
   Net premiums                                                                             2,299,718         5,325,786
   Transfers of policy loans                                                                  (19,318)          (14,091)
   Transfers of surrenders                                                                 (2,972,747)       (2,906,110)
   Transfers of death benefits                                                               (433,282)         (552,956)
   Transfers of other terminations                                                         (1,623,372)       (1,880,115)
   Interfund and net transfers from (to) general account                                    4,815,380        (3,042,637)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  2,066,379        (3,070,123)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     2,863,077          (306,574)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  40,725,603     $  37,862,526
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     116

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     591,387 shares (cost $6,156,275)        $  6,138,598      Dividend income                             $    108,800
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,800
                                                                                                         ---------------
Net assets                                   $  6,138,598  Expenses:
                                          ----------------
                                                               Administrative expense                             1,090
                                                               Mortality and expense risk                       148,643
                                                               Contract maintenance charge                           48
                                                                                                         ---------------

                                                                                                                149,781
                                                                                                         ---------------

                                                           Net investment loss                                  (40,981)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     64,590
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,721)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,112)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,768,442     $  12,158,287

Net (decrease) increase in net assets resulting from operations                               (57,112)          392,115

Capital shares transactions
   Net premiums                                                                               380,325           340,875
   Transfers of policy loans                                                                       (2)               23
   Transfers of surrenders                                                                   (357,435)         (272,046)
   Transfers of death benefits                                                                (68,153)          (51,450)
   Transfers of other terminations                                                           (315,682)         (396,728)
   Interfund and net transfers to general account                                          (1,211,785)       (4,402,634)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,572,732)       (4,781,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,629,844)       (4,389,845)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,138,598      $  7,768,442
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,061,476 shares (cost $23,056,149)    $  22,869,229      Dividend income                             $  1,241,091
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,241,091
                                                                                                         ---------------
Net assets                                  $  22,869,229  Expenses:
                                          ----------------
                                                               Administrative expense                             7,971
                                                               Mortality and expense risk                       338,729
                                                               Contract maintenance charge                          305
                                                                                                         ---------------

                                                                                                                347,005
                                                                                                         ---------------

                                                           Net investment income                                894,086

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (208,724)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (556,160)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    129,202
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  17,908,306     $  15,371,046

Net increase in net assets resulting from operations                                          129,202         1,851,455

Capital shares transactions
   Net premiums                                                                               800,876           694,858
   Transfers of policy loans                                                                   (2,302)           (2,106)
   Transfers of surrenders                                                                 (1,057,406)         (892,088)
   Transfers of death benefits                                                               (213,835)          (80,260)
   Transfers of other terminations                                                           (686,974)         (604,567)
   Interfund and net transfers from general account                                         5,991,362         1,569,968
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             4,831,721           685,805
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,960,923         2,537,260
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  22,869,229     $  17,908,306
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     500,296 shares (cost $7,040,079)        $  6,979,131      Dividend income                             $    166,805
                                                               Capital gains distributions                      421,566
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                588,371
                                                                                                         ---------------
Net assets                                   $  6,979,131  Expenses:
                                          ----------------
                                                               Administrative expense                             4,809
                                                               Mortality and expense risk                       131,297
                                                               Contract maintenance charge                          647
                                                                                                         ---------------

                                                                                                                136,753
                                                                                                         ---------------

                                                           Net investment income                                451,618

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    382,226
                                                           Change in net unrealized depreciation on
                                                                investments                                    (129,940)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    703,904
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  6,043,790      $  7,976,259

Net increase in net assets resulting from operations                                          703,904           360,381

Capital shares transactions
   Net premiums                                                                               386,998           543,682
   Transfers of policy loans                                                                      685            (4,313)
   Transfers of surrenders                                                                   (825,977)         (330,130)
   Transfers of death benefits                                                                (20,116)          (54,593)
   Transfers of other terminations                                                           (357,475)         (628,686)
   Interfund and net transfers from (to) general account                                    1,047,322        (1,818,810)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    231,437        (2,292,850)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       935,341        (1,932,469)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,979,131      $  6,043,790
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     183,776 shares (cost $2,022,822)        $  1,927,813      Dividend income                             $    117,874
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                117,874
                                                                                                         ---------------
Net assets                                   $  1,927,813  Expenses:
                                          ----------------
                                                               Administrative expense                               226
                                                               Mortality and expense risk                        35,556
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,782
                                                                                                         ---------------

                                                           Net investment income                                 82,092

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (24,753)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (90,655)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,847      $    893,702

Net (decrease) increase in net assets resulting from operations                               (33,316)          110,039

Capital shares transactions
   Net premiums                                                                                 6,568             1,627
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (59,245)          (71,032)
   Transfers of death benefits                                                                (16,976)                -
   Transfers of other terminations                                                            (52,081)         (342,210)
   Interfund and net transfers from general account                                           678,016           812,721
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               556,282           401,106
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  522,966           511,145
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,927,813      $  1,404,847
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     120

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,831 shares (cost $2,030,313)        $  1,981,673      Dividend income                              $    16,740
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 16,740
                                                                                                         ---------------
Net assets                                   $  1,981,673  Expenses:
                                          ----------------
                                                               Administrative expense                             1,362
                                                               Mortality and expense risk                        45,742
                                                               Contract maintenance charge                           90
                                                                                                         ---------------

                                                                                                                 47,194
                                                                                                         ---------------

                                                           Net investment loss                                  (30,454)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (65,571)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (401,713)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (497,738)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,161,507      $  2,650,161

Net (decrease) increase in net assets resulting from operations                              (497,738)          505,734

Capital shares transactions
   Net premiums                                                                                85,176           100,650
   Transfers of policy loans                                                                   (1,319)             (666)
   Transfers of surrenders                                                                   (236,241)         (230,970)
   Transfers of death benefits                                                                (38,999)          (51,222)
   Transfers of other terminations                                                            (89,297)         (100,068)
   Interfund and net transfers (to) from general account                                   (1,401,416)        1,287,888
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,682,096)        1,005,612
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,179,834)        1,511,346
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,981,673      $  4,161,507
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     121

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     136,618 shares (cost $1,307,344)        $  1,282,843      Dividend income                              $     2,991
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,991
                                                                                                         ---------------
Net assets                                   $  1,282,843  Expenses:
                                          ----------------
                                                               Administrative expense                               168
                                                               Mortality and expense risk                         5,394
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,562
                                                                                                         ---------------

                                                           Net investment loss                                   (2,571)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     58,030
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,216)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    27,243
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    290,585      $    382,326

Net increase in net assets resulting from operations                                           27,243            26,943

Capital shares transactions
   Net premiums                                                                                15,168             9,871
   Transfers of policy loans                                                                      416            (1,912)
   Transfers of surrenders                                                                     (7,209)         (102,559)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (14,122)          (13,026)
   Interfund and net transfers from (to) general account                                      970,762           (11,058)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    965,015          (118,684)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       992,258           (91,741)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,282,843      $    290,585
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     389,006 shares (cost $5,377,556)        $  5,092,088      Dividend income                              $    42,241
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 42,241
                                                                                                         ---------------
Net assets                                   $  5,092,088  Expenses:
                                          ----------------
                                                               Administrative expense                             2,039
                                                               Mortality and expense risk                        83,593
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 85,632
                                                                                                         ---------------

                                                           Net investment loss                                  (43,391)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    683,122
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,125,325)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (485,594)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,402,048      $  3,038,668

Net (decrease) increase in net assets resulting from operations                              (485,594)        1,053,718

Capital shares transactions
   Net premiums                                                                               777,971           806,168
   Transfers of policy loans                                                                   (9,002)             (532)
   Transfers of surrenders                                                                   (341,613)         (220,618)
   Transfers of death benefits                                                                (61,684)          (22,400)
   Transfers of other terminations                                                           (211,551)         (131,786)
   Interfund and net transfers from general account                                            21,513           878,830
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               175,634         1,309,662
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (309,960)        2,363,380
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,092,088      $  5,402,048
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     123

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,586 shares (cost $507,953)           $    480,184      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    480,184  Expenses:
                                          ----------------
                                                               Administrative expense                               301
                                                               Mortality and expense risk                        11,939
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,240
                                                                                                         ---------------

                                                           Net investment loss                                  (12,240)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (160,307)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,475)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (273,022)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,965,677      $    487,815

Net decrease in net assets resulting from operations                                         (273,022)          (63,793)

Capital shares transactions
   Net premiums                                                                                71,715            67,965
   Transfers of policy loans                                                                       75                (2)
   Transfers of surrenders                                                                   (171,537)          (99,005)
   Transfers of death benefits                                                                 (4,690)          (15,910)
   Transfers of other terminations                                                            (86,887)          (70,651)
   Interfund and net transfers (to) from general account                                   (1,021,147)        1,659,258
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,212,471)        1,541,655
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,485,493)        1,477,862
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    480,184      $  1,965,677
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     124

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,365 shares (cost $510,870)           $    494,753      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    494,753  Expenses:
                                          ----------------
                                                               Administrative expense                               310
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,831
                                                                                                         ---------------

                                                           Net investment loss                                   (8,831)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,707
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,147)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,271)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,906,291      $    580,166

Net (decrease) increase in net assets resulting from operations                               (28,271)          221,018

Capital shares transactions
   Net premiums                                                                                84,187            44,162
   Transfers of policy loans                                                                       93                (5)
   Transfers of surrenders                                                                   (150,309)         (117,631)
   Transfers of death benefits                                                                      -            (1,328)
   Transfers of other terminations                                                            (59,106)          (71,098)
   Interfund and net transfers (to) from general account                                   (1,258,132)        1,251,007
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,383,267)        1,105,107
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,411,538)        1,326,125
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    494,753      $  1,906,291
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,317 shares (cost $87,356)              $    90,083      Dividend income                               $      614
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    614
                                                                                                         ---------------
Net assets                                    $    90,083  Expenses:
                                          ----------------
                                                               Administrative expense                                64
                                                               Mortality and expense risk                         1,722
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,786
                                                                                                         ---------------

                                                           Net investment loss                                   (1,172)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,951
                                                           Change in net unrealized depreciation on
                                                                investments                                     (19,094)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,315)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    346,183      $    126,506

Net (decrease) increase in net assets resulting from operations                                (3,315)            9,646

Capital shares transactions
   Net premiums                                                                                   278             8,858
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (670)          (15,199)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,090)           (1,180)
   Interfund and net transfers (to) from general account                                     (247,303)          217,552
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (252,785)          210,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,100)          219,677
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    90,083      $    346,183
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     126

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    805,818

Net increase in net assets resulting from operations                                                -           131,757

Capital shares transactions
   Net premiums                                                                                     -           108,457
   Transfers of policy loans                                                                        -                64
   Transfers of surrenders                                                                          -           (18,576)
   Transfers of death benefits                                                                      -            (3,213)
   Transfers of other terminations                                                                  -            (9,937)
   Interfund and net transfers to general account                                                   -        (1,014,370)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (937,575)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (805,818)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     127

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      642
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    642
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 5
                                                               Mortality and expense risk                           462
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    467
                                                                                                         ---------------

                                                           Net investment income                                    175

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,417)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,212)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,378       $    18,030

Net (decrease) increase in net assets resulting from operations                                (4,454)            1,957

Capital shares transactions
   Net premiums                                                                                 2,999                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (3)           (3,978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (746)             (628)
   Interfund and net transfers (to) from general account                                      (29,174)           15,997
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (26,924)           11,391
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (31,378)           13,348
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -       $    31,378
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     128

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      941
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    941
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                17
                                                               Mortality and expense risk                         2,801
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,818
                                                                                                         ---------------

                                                           Net investment loss                                   (1,877)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (28,566)
                                                           Change in net unrealized appreciation on
                                                                investments                                      13,852
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (16,591)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    121,281      $    119,844

Net (decrease) increase in net assets resulting from operations                               (16,591)           11,922

Capital shares transactions
   Net premiums                                                                                     2             7,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (4)                -
   Transfers of death benefits                                                                      -           (21,399)
   Transfers of other terminations                                                             (2,362)           (2,120)
   Interfund and net transfers (to) from general account                                     (102,326)            6,034
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (104,690)          (10,485)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (121,281)            1,437
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -      $    121,281
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     129

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,163 shares (cost $1,576,441)         $  1,591,230      Dividend income                              $    26,791
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 26,791
                                                                                                         ---------------
Net assets                                   $  1,591,230  Expenses:
                                          ----------------
                                                               Administrative expense                               589
                                                               Mortality and expense risk                        33,442
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,031
                                                                                                         ---------------

                                                           Net investment loss                                   (7,240)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (50,501)
                                                           Change in net unrealized appreciation on
                                                                investments                                       1,393
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (56,348)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,686,774      $    105,247

Net (decrease) increase in net assets resulting from operations                               (56,348)            8,791

Capital shares transactions
   Net premiums                                                                                 4,366                76
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (122,722)           (5,424)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (29,902)           (6,376)
   Interfund and net transfers from general account                                           109,062         1,584,460
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (39,196)        1,572,736
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (95,544)        1,581,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,591,230      $  1,686,774
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     130

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,015 shares (cost $107,100)            $    89,631      Dividend income                              $     2,004
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,004
                                                                                                         ---------------
Net assets                                    $    89,631  Expenses:
                                          ----------------
                                                               Administrative expense                                16
                                                               Mortality and expense risk                         2,848
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,864
                                                                                                         ---------------

                                                           Net investment loss                                     (860)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (2,249)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (21,508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (24,617)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    122,768       $    98,657

Net (decrease) increase in net assets resulting from operations                               (24,617)              310

Capital shares transactions
   Net premiums                                                                                   294             4,303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,740)           (1,063)
   Transfers of death benefits                                                                      -           (20,882)
   Transfers of other terminations                                                               (916)           (2,469)
   Interfund and net transfers from general account                                             1,842            43,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                     (8,520)           23,801
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (33,137)           24,111
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    89,631      $    122,768
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -        $        -

Net increase in net assets resulting from operations                                                -               351

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -              (351)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -              (351)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                        -                 -
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     132

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,779 shares (cost $164,395)           $    163,169      Dividend income                              $     8,575
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,575
                                                                                                         ---------------
Net assets                                   $    163,169  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         5,021
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,155
                                                                                                         ---------------

                                                           Net investment income                                  3,420

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (7,978)
                                                           Change in net unrealized appreciation on
                                                                investments                                       3,906
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (652)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    161,172       $    48,543

Net (decrease) increase in net assets resulting from operations                                  (652)           23,978

Capital shares transactions
   Net premiums                                                                                    21                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,894)                -
   Transfers of death benefits                                                                      -            (9,419)
   Transfers of other terminations                                                             (3,183)           (6,551)
   Interfund and net transfers from general account                                            63,705           104,621
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                 2,649            88,651
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    1,997           112,629
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,169      $    161,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     133

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Funds Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,294 shares (cost $665,150)           $    679,334      Dividend income                              $     8,043
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,043
                                                                                                         ---------------
Net assets                                   $    679,334  Expenses:
                                          ----------------
                                                               Administrative expense                               104
                                                               Mortality and expense risk                        19,466
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,570
                                                                                                         ---------------

                                                           Net investment loss                                  (11,527)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (53,977)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,895)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (83,399)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    329,578      $    195,824

Net (decrease) increase in net assets resulting from operations                               (83,399)            2,958

Capital shares transactions
   Net premiums                                                                                   169                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (29,599)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (32,441)           (2,278)
   Interfund and net transfers from general account                                           495,026           133,073
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               433,155           130,796
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  349,756           133,754
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    679,334      $    329,578
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     134

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,393 shares (cost $248,835)           $    251,047      Dividend income                              $     8,267
                                                               Capital gains distributions                        2,612
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,879
                                                                                                         ---------------
Net assets                                   $    251,047  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                         7,360
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,552
                                                                                                         ---------------

                                                           Net investment income                                  3,327

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,338)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,230)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $      759
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,567      $    164,309

Net increase in net assets resulting from operations                                              759             6,098

Capital shares transactions
   Net premiums                                                                                 1,234               824
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (79,450)             (261)
   Transfers of death benefits                                                                      -           (14,771)
   Transfers of other terminations                                                             (5,710)           (6,847)
   Interfund and net transfers (to) from general account                                       (6,353)          191,215
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (90,279)          170,160
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (89,520)          176,258
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    251,047      $    340,567
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     135

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     33,501 shares (cost $466,057)           $    418,758      Dividend income                               $      882
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    882
                                                                                                         ---------------
Net assets                                   $    418,758  Expenses:
                                          ----------------
                                                               Administrative expense                               284
                                                               Mortality and expense risk                        23,840
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,124
                                                                                                         ---------------

                                                           Net investment loss                                  (23,242)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (33,421)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (250,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (307,639)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,581,054      $  2,354,465

Net (decrease) increase in net assets resulting from operations                              (307,639)           94,352

Capital shares transactions
   Net premiums                                                                                56,863            17,477
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,347)           (1,349)
   Transfers of death benefits                                                                 (8,864)                -
   Transfers of other terminations                                                            (10,289)          (11,993)
   Interfund and net transfers to general account                                            (865,020)         (871,898)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (854,657)         (867,763)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,162,296)         (773,411)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    418,758      $  1,581,054
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     136

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     34,802 shares (cost $378,495)           $    386,996      Dividend income                              $     1,305
                                                               Capital gains distributions                          219
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,524
                                                                                                         ---------------
Net assets                                   $    386,996  Expenses:
                                          ----------------
                                                               Administrative expense                               216
                                                               Mortality and expense risk                        15,332
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 15,548
                                                                                                         ---------------

                                                           Net investment loss                                  (14,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    110,674
                                                           Change in net unrealized depreciation on
                                                                investments                                    (111,103)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (14,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    688,148      $    268,742

Net (decrease) increase in net assets resulting from operations                               (14,453)          126,567
Capital shares transactions
   Net premiums                                                                                 1,291             3,136
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (56,736)           (6,344)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,094)          (14,940)
   Interfund and net transfers (to) from general account                                     (205,160)          310,987
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (286,699)          292,839
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (301,152)          419,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    386,996      $    688,148
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     137

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     8,583 shares (cost $107,346)            $    109,267      Dividend income                               $      573
                                                               Capital gains distributions                        1,659
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,232
                                                                                                         ---------------
Net assets                                   $    109,267  Expenses:
                                          ----------------
                                                               Administrative expense                                47
                                                               Mortality and expense risk                         4,177
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,224
                                                                                                         ---------------

                                                           Net investment loss                                   (1,992)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     72,797
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,300)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    53,505
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    157,983      $    108,022

Net increase in net assets resulting from operations                                           53,505            59,065

Capital shares transactions
   Net premiums                                                                                 1,404             3,150
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,095)           (5,136)
   Interfund and net transfers to general account                                             (99,530)           (7,118)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (102,221)           (9,104)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (48,716)           49,961
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    109,267      $    157,983
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,942 shares (cost $192,095)           $    201,715      Dividend income                              $     1,233
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,233
                                                                                                         ---------------
Net assets                                   $    201,715  Expenses:
                                          ----------------
                                                               Administrative expense                               421
                                                               Mortality and expense risk                         4,873
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,294
                                                                                                         ---------------

                                                           Net investment loss                                   (4,061)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     11,111
                                                           Change in net unrealized depreciation on
                                                                investments                                      (2,660)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $     4,390
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    222,824       $    16,730

Net increase in net assets resulting from operations                                            4,390            14,134

Capital shares transactions
   Net premiums                                                                                   662                84
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,551)                -
   Transfers of death benefits                                                                      -            (8,436)
   Transfers of other terminations                                                             (9,783)           (1,379)
   Interfund and net transfers (to) from general account                                       (4,827)          201,691
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (25,499)          191,960
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (21,109)          206,094
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    201,715      $    222,824
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     139

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,359,414 shares (cost $36,023,800)    $  36,214,488      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                  $  36,214,488  Expenses:
                                          ----------------
                                                               Administrative expense                             8,358
                                                               Mortality and expense risk                       647,690
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                656,048
                                                                                                         ---------------

                                                           Net investment loss                                 (656,048)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    873,343
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,807,017)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,589,722)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,764,596     $  14,988,870

Net (decrease) increase in net assets resulting from operations                            (2,589,722)        3,133,113

Capital shares transactions
   Net premiums                                                                                49,092             6,645
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (2,784,606)          (98,974)
   Transfers of death benefits                                                                (14,872)                -
   Transfers of other terminations                                                           (803,194)         (548,831)
   Interfund and net transfers from general account                                        17,593,194         7,283,773
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                            14,039,614         6,642,613
                                                                                       ---------------   ---------------

Total increase in net assets                                                               11,449,892         9,775,726
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  36,214,488     $  24,764,596
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     140

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net Assets                                     $        -    Expenses:
                                          ----------------
                                                               Administrative expense                             2,555
                                                               Mortality and expense risk                       145,768
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                148,323
                                                                                                         ---------------

                                                           Net investment loss                                 (148,323)

                                                           Realized and change in unrealized losses
                                                            on investments
                                                           Net realized losses on investments                   (21,688)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (32,335)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (202,346)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,219,989     $  17,095,601

Net decrease in net assets resulting from operations                                         (202,346)         (305,087)

Capital shares transactions
   Net premiums                                                                                18,271            45,625
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (662,916)         (654,078)
   Transfers of death benefits                                                                (19,838)          (70,182)
   Transfers of other terminations                                                           (106,459)         (325,016)
   Interfund and net transfers to general account                                         (10,246,701)       (4,566,874)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                           (11,017,643)       (5,570,525)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                              (11,219,989)       (5,875,612)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -     $  11,219,989
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     141

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons
        Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund
        III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
        MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"),
        Invesco Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II
        ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck
        Insurance Portfolio ("VEVIP"), Janus Aspen Series ("JANUS"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"),
        Dreyfus Variable Investment Fund ("Dreyfus"), Direxion Insurance Trust
        ("Direxion"), Invesco Van Kampen Variable Insurance Funds ("IVKVI"),
        Morgan Stanley Universal Institutional Funds ("MSUIF"), and Northern
        Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the
        Investment Company Act of 1940, as directed by participants.

        All portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization
        Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex
        NASDAQ-100 2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex
        Inverse Dow 2x Strategy Fund ceased to be available for new investment.
        All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio. However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the
        CS International Equity Flex II Portfolio and the CS Large Cap Value
        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core
        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US
        Long Short Momentum Fund and LAC International Portfolio was renamed the
        LAC International Opportunities Portfolio. The VEVIP Worldwide Bond Fund
        was renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging
        Markets Fund was renamed the VEVIP Emerging Markets Fund, and the VEVIP
        Worldwide Hard Assets Fund was renamed the VEVIP Global Hard Assets
        Fund. The CAM Social Equity Portfolio was renamed the CAM Equity
        Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the
        CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return Currency
        Portfolio was renamed the NLVT Chariot Absolute Return All Opportunities
        Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds
        were renamed the Morgan Stanley Universal Institutional Funds and the
        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen
        Variable Insurance Funds.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All
        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights
        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective October 21, 2011, the CS International Equity Flex II
        Portfolio and CS U.S. Equity Flex II Portfolio were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Credit Suisse Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        Fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The Company's investments were classified as follows:

                                       Quoted prices    Significant
                                         in active         other        Significant
                                        markets for      observable     unobservable
                                      identical assets     inputs          inputs
                                         (Level 1)       (Level 2)       (Level 3)        Total
Assets
Mutual funds                           $445,318,700         $ -            $ -         $445,318,700

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2011.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2012, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010 were as follows:

                                                           2011                               2010
                                            --------------------------------  ---------------------------------
Portfolio                                      Purchases         Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                      $ 76,987,692    $ 80,013,183      $ 56,863,304     $ 54,894,976
   High Income Portfolio                         50,247,839      44,893,853        61,412,223       56,809,201
   Equity-Income Portfolio                        4,138,560       4,825,592         3,451,215        3,579,554
   Growth Portfolio                               3,717,770       5,107,286           537,308        1,995,178
   Overseas Portfolio                             6,726,125       7,432,709         7,408,199        8,221,297
   Mid Cap Portfolio                              2,387,245       5,202,436         7,186,689        6,989,603
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                          333,394         466,564           150,924          815,307
   Investment Grade Bond Portfolio               15,298,630      16,477,391        13,532,694       13,814,408
   Index 500 Portfolio                            3,568,119       7,238,124         4,079,747        6,503,697
   Contrafund Portfolio                           2,947,879       5,124,254         2,638,961        5,524,742
   Asset Manager: Growth Portfolio                  112,151         265,857            58,126          437,447
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                               894,800       1,436,987           932,770          732,892
   Growth & Income Portfolio                      1,345,356         593,660           159,843          751,789
   Growth Opportunities Portfolio                   816,588       2,469,626         2,474,734          993,857
   Value Strategies Portfolio                       115,384       2,116,973         6,293,428        5,179,294
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                    278,266         390,358           382,119          384,936
   Capital Appreciation Fund                        833,114       3,102,984         7,676,539        6,924,804
   International Fund                             2,793,435       4,699,137         4,705,685        7,188,456
   Value Fund                                     2,235,626       3,936,731         1,947,730        4,133,201
   Income & Growth Fund                             906,723         563,822           325,064          243,838
   Inflation Protection Fund                     24,188,069      22,851,621         3,699,110        2,665,986
   Large Company Value Fund                       1,375,953         302,764           185,778          103,270
   Mid Cap Value Fund                               537,373         264,696           543,811          544,990
   Ultra Fund                                     3,479,908       4,244,512         1,112,642        4,246,859
MFS Variable Insurance Trust
   Research Series                                   28,700         108,331            25,083          130,337
   Growth Series                                    173,020         483,041           206,190          548,673
   Investors Trust Series                            32,717         151,027            93,052          200,275
   New Discovery Series                           4,954,695       6,893,212         8,769,144        7,748,336
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                        415,389       1,625,022         1,348,442        2,381,117
   Mid-Cap Value Portfolio                          984,850       2,574,825           785,933        3,618,044
   International Opportunities Portfolio          2,701,690       4,112,286         3,475,961        5,333,674
Alger Fund
   Large Cap Growth Portfolio                     2,070,693       4,155,147         2,531,380        4,782,527
   Mid Cap Growth Portfolio                       2,785,552       2,708,924         3,424,057        3,958,184
   Capital Appreciation Portfolio                   638,285         960,912         1,992,356        2,920,870
   Small Cap Growth Portfolio                       146,912         434,401            39,021          494,353
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                       3,109,365       5,821,382         6,096,377        3,510,225
   Equity Portfolio                               1,617,003       1,348,625           157,401          184,790
Invesco Variable Insurance Funds
   Technology Fund                                1,160,205       1,160,628         1,171,039        1,212,225
   Utilities Fund                                   542,802         526,262           316,485          306,927
   Dividend Growth Fund                             399,775         869,602           507,874          834,948
   Global Health Care Fund                          382,194         913,855           814,720        1,106,118
   Basic Value Fund                                  24,397          84,315           119,273          151,703
   Global Real Estate Fund                          363,525         624,722           805,091          738,017
   International Growth Fund                        471,300         530,794           396,389          551,045
   Mid Cap Core Equity Fund                       1,668,691         996,777           325,507          380,438
J.P. Morgan Series Trust II
   Core Bond Portfolio                           13,712,069      12,137,176         1,648,927        1,998,028
   Small Cap Core Portfolio                         980,802       2,692,070         3,828,040          840,917
Rydex Variable Trust
   Nova Fund                                      1,705,998       1,887,689           661,582          556,475
   NASDAQ-100 Fund                                5,467,994       5,121,342         2,128,727        2,136,181
   U.S. Government Money Market Fund              3,148,818       3,559,385        11,317,127       10,625,721
   Inverse S&P 500 Strategy Fund                  2,773,892       2,992,688         4,826,495        4,403,299
   Inverse NASDAQ-100 Strategy Fund               4,362,520       2,863,724         4,147,420        4,012,048
   Inverse Government Long Bond Strategy Fund       746,862       1,393,588         1,169,953          239,478
   US Long Short Momentum Fund                      125,225         226,223           148,725          295,945
   Government Long Bond 1.2x Strategy            17,431,737      19,011,618        17,162,870       16,661,725
   Dow 2x Strategy Fund                                   -               -                 -                -
   NASDAQ-100 2x Strategy Fund                          303              47             5,724            5,760
   S&P 500 2x Strategy Fund                               -             631                 -              532
   Inverse Dow 2x Strategy Fund                           -              38            11,035           11,094
ProFunds VP
   Access VP High Yield Fund                      5,296,032       5,320,216         5,107,143        5,476,583
   Asia 30                                        7,660,565       8,677,393        18,567,837       20,580,681
   Banks                                          1,479,410       1,762,194         5,122,317        5,046,587
   Basic Materials                                2,810,911       3,960,751         7,479,557        8,189,231
   Bear                                          42,852,030      42,146,854       100,122,808      100,173,772
   Biotechnology                                  1,053,377       1,058,347         2,211,474        2,272,394
   Bull                                          86,461,444      85,849,710       134,292,710      136,823,098
   Consumer Goods                                 1,801,080       2,992,354         4,899,866        3,124,035
   Consumer Services                              1,432,972       2,155,514         2,604,045        1,791,606
   Dow 30                                         1,879,866       1,260,793         1,343,497        1,292,865
   Emerging Markets                               6,823,647       7,231,020        17,074,545       19,523,607
   Europe 30                                      3,120,402       3,230,907         4,092,887        4,343,572
   Falling U.S. Dollar                            1,119,049       1,092,433         2,225,663        2,214,091
   Financials                                       406,464         417,683         3,527,152        3,778,232
   Health Care                                    2,974,094       3,771,227         1,911,211        1,454,395
   Industrials                                    2,509,158       3,060,873         4,259,654        3,837,753
   International                                  1,158,689       1,249,174           541,582          370,621
   Internet                                         892,061       1,412,369         1,103,252          820,627
   Japan                                          1,190,599       1,327,422         3,216,646        2,852,693
   Large-Cap Growth                               4,482,382       5,048,774         1,816,866        1,091,077
   Large-Cap Value                                2,654,216       3,202,033         6,934,928        5,542,797
   Mid-Cap                                        2,725,582       2,624,931         3,849,746        4,272,370
   Mid-Cap Growth                                 6,162,885       7,133,337         4,707,399        3,933,525
   Mid-Cap Value                                    751,021         981,760         3,754,316        3,660,320
   Money Market                                 311,423,513     316,292,524       360,798,952      365,478,819
   Oil & Gas                                      6,593,833       7,829,753        10,453,891        9,776,892
   NASDAQ-100                                    68,642,209      72,206,754        58,445,632       57,790,709
   Pharmaceuticals                                1,245,798       1,117,683         1,319,706        1,220,453
   Precious Metals                               10,850,981      12,000,055        13,139,141       12,188,745
   Real Estate                                    1,830,939       2,501,903         8,180,317        7,921,765
   Rising Rates Opportunity                      18,087,244      20,921,773        21,240,052       18,079,223
   Semiconductor                                    492,603         486,526           389,727        2,126,061
   Short Dow 30                                     476,999         449,471         2,917,334        2,900,894
   Short Emerging Markets                         1,943,446       2,643,686        16,282,728       15,494,099
   Short International                            1,288,419       1,251,966         2,004,340        2,059,450
   Short Mid-Cap                                    861,890         843,182         4,084,204        4,262,840
   Short NASDAQ-100                              52,044,294      51,328,565        63,002,966       63,399,543
   Short Small-Cap                               16,744,985      16,783,250        19,399,104       20,381,212
   Small-Cap                                     13,995,429      12,961,678        23,229,601       23,816,609
   Small-Cap Growth                               2,405,921       3,249,316         5,079,906        4,596,759
   Small-Cap Value                                1,630,231       1,792,761         3,206,440        2,960,513
   Technology                                       627,275         695,181         1,608,208        2,899,480
   Telecommunications                               867,547         864,465         2,046,177        3,557,500
   U.S. Government Plus                          30,072,206      29,821,280        21,909,841       21,554,112
   Ultra Bull                                   115,335,036     116,555,014       186,960,563      190,441,379
   Ultra Mid-Cap                                  9,725,986      10,255,353        14,290,648       14,265,739
   Ultra NASDAQ-100                               5,706,184       5,838,287        17,631,339       20,517,215
   Ultra Short Dow 30                            71,993,891      71,853,863       133,236,754      132,999,825
   Ultra Short NASDAQ-100                         9,245,338      10,277,057        24,855,694       22,420,412
   Ultra Small-Cap                               16,069,941      16,986,353        15,785,956       15,548,793
   Utilities                                      2,612,401       1,977,872         2,079,552        2,052,176
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                       13,797,351      14,236,879        11,056,120       10,973,793
   Emerging Markets Fund                          8,759,079       8,855,007         7,166,720       12,657,958
   Global Bond Fund                              17,747,988      16,256,578           863,291          994,453
Janus Aspen Series
   Growth and Income Portfolio                            -               -            15,486          337,096
PIMCO Variable Insurance Trust
   Total Return Portfolio                        32,396,964      29,363,364        48,505,547       50,117,096
   Low Duration Portfolio                        10,947,540      12,561,255        17,851,956       22,702,233
   High Yield Portfolio                          45,895,501      40,169,690        38,996,008       37,408,680
   Real Return Portfolio                         30,422,772      29,739,717        13,434,080       15,673,331
   All Asset Portfolio                            2,278,403       1,640,028         4,631,469        4,185,159
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund               6,650,233       8,362,783         9,282,682        8,311,092
   Large Cap Value Fund                           2,619,365       1,656,920            37,862          158,846
   Mid Cap Value Fund                             5,017,784       4,885,541         6,010,443        4,735,253
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                     3,297,038       4,521,748         3,180,425        1,647,373
   Mid-Cap Growth Portfolio                       1,980,430       3,372,528         4,856,206        3,763,562
   Regency Portfolio                                 29,923         283,879         1,125,402          917,680
Premier VIT
   NACM Small Cap Portfolio                               -               -           142,429        1,083,246
Credit Suisse Trust
   International Equity Flex II Portfolio             9,366          36,114            16,297            5,396
   U.S. Equity Flex II Portfolio                     72,305         178,874            19,794           32,736
Dreyfus Variable Investment Fund
   Appreciation Portfolio                         2,151,269       2,197,705         1,719,183          147,434
   International Value Portfolio                     90,966         100,346            87,674           64,802
   Socially Responsible Growth Fund                       -               -            15,036           15,329
Direxion Insurance Trust
   HY Bond Fund                                   2,419,568       2,413,499         3,500,891        3,410,925
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                    1,315,826         894,199           639,324          516,824
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                  789,271         876,224           340,981          170,611
   Emerging Markets Equity Portfolio              1,273,601       2,202,825         1,660,453        2,553,175
   Mid Cap Growth Portfolio                         573,113         873,836           705,634          426,361
   U.S. Mid Cap Value Portfolio                     338,514         391,398           868,824          881,553
   U.S. Real Estate Portfolio                       192,227         221,787           340,259          149,193
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                 29,789,600      16,406,035         8,806,362        2,428,856
   Chariot Absolute Return All
   Opportunities Portfolio                       11,601,247      22,767,215         5,628,238       11,548,927
                                            ---------------- ---------------  ----------------  ---------------
                                             $1,476,363,698  $1,525,211,043    $1,834,066,993   $ 1,857,756,333
                                            ---------------- ---------------  ----------------  ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2011 and 2010 were as follows:

                                                                   2011                                       2010
                                               ----------------------------------------   ------------------------------------------
                                                                           Net Increase/                             Net Increase/
Portfolio                                        Purchases       Sales     (Decrease)      Purchases       Sales       (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                          7,173,689    7,411,544     (237,855)      5,240,002    5,006,661         233,341
   High Income Portfolio                           2,810,546    2,590,862      219,684       3,676,255    3,530,960         145,295
   Equity-Income Portfolio                           294,589      327,795      (33,206)        307,113      278,152          28,961
   Growth Portfolio                                  309,179      377,394      (68,215)         40,162      119,616         (79,454)
   Overseas Portfolio                                489,676      562,875      (73,199)        552,800      600,051         (47,251)
   Mid Cap Portfolio                                 112,899      235,580     (122,681)        386,127      351,473          34,654
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                            21,648       24,898       (3,250)          9,474       48,418         (38,944)
   Investment Grade Bond Portfolio                 1,088,245    1,189,550     (101,305)        988,929      999,117         (10,188)
   Index 500 Portfolio                               235,445      535,246     (299,801)        322,828      535,105        (212,277)
   Contrafund Portfolio                              153,872      238,821      (84,949)        161,905      298,570        (136,665)
   Asset Manager: Growth Portfolio                     6,223       13,370       (7,147)          4,038       35,602         (31,564)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                 64,646       98,923      (34,277)         70,232       52,023          18,209
   Growth & Income Portfolio                         117,775       40,951       76,824          16,526       61,499         (44,973)
   Growth Opportunities Portfolio                     66,089      208,035     (141,946)        232,521      102,500         130,021
   Value Strategies Portfolio                          8,923      165,539     (156,616)        576,560      500,452          76,108
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                      17,704       25,253       (7,549)         28,054       26,616           1,438
   Capital Appreciation Fund                          42,143      151,537     (109,394)        477,017      396,753          80,264
   International Fund                                195,234      315,013     (119,779)        365,305      546,260        (180,955)
   Value Fund                                        157,801      280,864     (123,063)        142,619      316,604        (173,985)
   Income & Growth Fund                               85,394       56,690       28,704          34,590       22,401          12,189
   Inflation Protection Fund                       1,914,856    1,843,594       71,262         311,163      223,278          87,885
   Large Company Value Fund                          148,118       33,269      114,849          21,905       11,415          10,490
   Mid Cap Value Fund                                 43,381       23,576       19,805          45,362       45,623            (261)
   Ultra Fund                                        333,196      443,440     (110,244)        138,825      479,790        (340,965)
MFS Variable Insurance Trust
   Research Series                                     2,822        8,595       (5,773)          2,611       10,687          (8,076)
   Growth Series                                      11,906       33,228      (21,322)         18,787       46,122         (27,335)
   Investors Trust Series                              2,505       12,458       (9,953)          8,568       18,060          (9,492)
   New Discovery Series                              288,841      407,841     (119,000)        699,590      626,149          73,441
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                          31,903      124,119      (92,216)        121,438      205,883         (84,445)
   Mid-Cap Value Portfolio                            66,447      153,325      (86,878)         63,569      269,329        (205,760)
   International Opportunities Portfolio             153,419      233,444      (80,025)        219,992      344,065        (124,073)
Alger Fund
   Large Cap Growth Portfolio                        203,262      375,034     (171,772)        260,571      517,423        (256,852)
   Mid Cap Growth Portfolio                          234,598      231,363        3,235         323,976      393,374         (69,398)
   Capital Appreciation Portfolio                     44,922       84,897      (39,975)        158,044      277,965        (119,921)
   Small Cap Growth Portfolio                          8,700       30,479      (21,779)          4,638       48,368         (43,730)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                          218,933      435,983     (217,050)        546,942      327,376         219,566
   Equity Portfolio                                  118,104      112,109        5,995          14,801       17,339          (2,538)
Invesco Variable Insurance Funds
   Technology Fund                                    93,185       96,675       (3,490)        115,413      119,354          (3,941)
   Utilities Fund                                     31,138       31,215          (77)         20,196       20,809            (613)
   Dividend Growth Fund                               66,079      145,960      (79,881)         96,030      148,468         (52,438)
   Global Health Care Fund                            31,034       71,870      (40,836)         71,372       95,025         (23,653)
   Basic Value Fund                                    3,693       11,409       (7,716)         16,685       21,087          (4,402)
   Global Real Estate Fund                            41,541       70,171      (28,630)         92,263       86,486           5,777
   International Growth Fund                          45,872       52,117       (6,245)         42,232       59,562         (17,330)
   Mid Cap Core Equity Fund                          160,797       88,921       71,876          33,286       37,806          (4,520)
J.P. Morgan Series Trust II
   Core Bond Portfolio                             1,282,444    1,144,328      138,116         143,470      193,781         (50,311)
   Small Cap Core Portfolio                           71,418      194,418     (123,000)        315,360       74,777         240,583
Rydex Variable Trust
   Nova Fund                                         191,967      214,270      (22,303)         84,416       69,513          14,903
   NASDAQ-100 Fund                                   369,445      367,712        1,733         161,531      158,371           3,160
   U.S. Government Money Market Fund                 318,789      360,580      (41,791)      1,134,613    1,061,833          72,780
   Inverse S&P 500 Strategy Fund                     530,215      587,077      (56,862)        749,205      688,779          60,426
   Inverse NASDAQ-100 Strategy Fund                1,302,080      918,944      383,136       1,026,905    1,032,930          (6,025)
   Inverse Government Long Bond Strategy Fund        139,785      259,837     (120,052)        203,101       38,512         164,589
   US Long Short Momentum Fund                        10,206       16,465       (6,259)         12,795       23,271         (10,476)
   Government Long Bond 1.2x Strategy              1,360,173    1,318,549       41,624       1,559,777    1,544,881          14,896
   Dow 2x Strategy Fund                                    -            -            -               -            -               -
   NASDAQ-100 2x Strategy Fund                             -            -            -             819          819               -
   S&P 500 2x Strategy Fund                                -           69          (69)              1           68             (67)
   Inverse Dow 2x Strategy Fund                            -            1           (1)          1,782        1,782               -
ProFunds VP
   Access VP High Yield Fund                         414,561      426,367      (11,806)        414,975      483,915         (68,940)
   Asia 30                                           648,100      727,535      (79,435)      1,475,682    1,664,829        (189,147)
   Banks                                             514,942      595,476      (80,534)      1,303,107    1,231,821          71,286
   Basic Materials                                   279,179      378,681      (99,502)        740,937      835,212         (94,275)
   Bear                                            6,375,885    6,307,007       68,878      12,568,362   12,639,765         (71,403)
   Biotechnology                                      96,900      100,922       (4,022)        218,924      221,592          (2,668)
   Bull                                            9,974,903    9,921,596       53,307      16,970,388   17,250,917        (280,529)
   Consumer Goods                                    176,400      283,314     (106,914)        473,654      301,135         172,519
   Consumer Services                                 145,425      222,451      (77,026)        290,771      197,237          93,534
   Dow 30                                            198,178      134,901       63,277         146,903      141,813           5,090
   Emerging Markets                                  886,932      945,394      (58,462)      2,287,707    2,597,078        (309,371)
   Europe 30                                         355,103      373,100      (17,997)        534,327      567,041         (32,714)
   Falling U.S. Dollar                               119,188      117,445        1,743         264,817      262,754           2,063
   Financials                                         84,964       88,180       (3,216)        706,731      762,231         (55,500)
   Health Care                                       395,775      481,445      (85,670)        208,674      155,088          53,586
   Industrials                                       308,935      369,109      (60,174)        502,027      454,796          47,231
   International                                     166,794      180,907      (14,113)         83,330       56,536          26,794
   Internet                                           66,734      106,396      (39,662)         94,479       75,193          19,286
   Japan                                             255,995      283,737      (27,742)        580,424      534,327          46,097
   Large-Cap Growth                                  447,486      504,630      (57,144)        208,263      129,877          78,386
   Large-Cap Value                                   343,263      401,017      (57,754)        893,019      716,813         176,206
   Mid-Cap                                           284,209      287,041       (2,832)        443,402      519,560         (76,158)
   Mid-Cap Growth                                    572,160      685,565     (113,405)        511,059      441,772          69,287
   Mid-Cap Value                                      77,928      104,768      (26,840)        458,702      433,686          25,016
   Money Market                                   33,168,274   33,655,269     (486,995)     37,803,232   38,214,951        (411,719)
   Oil & Gas                                         638,431      756,925     (118,494)      1,109,385    1,063,438          45,947
   NASDAQ-100                                      5,964,774    6,299,804     (335,030)      5,808,000    5,790,686          17,314
   Pharmaceuticals                                   120,091      109,882       10,209         136,196      126,315           9,881
   Precious Metals                                   997,334    1,123,758     (126,424)      1,326,265    1,229,871          96,394
   Real Estate                                       213,826      299,889      (86,063)      1,092,766    1,089,201           3,565
   Rising Rates Opportunity                        3,567,260    4,044,574     (477,314)      3,804,507    3,246,511         557,996
   Semiconductor                                      58,165       60,382       (2,217)         50,330      286,258        (235,928)
   Short Dow 30                                       84,832       81,733        3,099         427,770      425,526           2,244
   Short Emerging Markets                            370,705      510,310     (139,605)      2,848,946    2,710,257         138,689
   Short International                               158,865      157,124        1,741         202,673      210,393          (7,720)
   Short Mid-Cap                                     155,170      155,110           60         572,076      640,555         (68,479)
   Short NASDAQ-100                               10,534,214   10,409,426      124,788       9,775,667    9,861,229         (85,562)
   Short Small-Cap                                 3,269,564    3,260,251        9,313       2,784,311    2,960,530        (176,219)
   Small-Cap                                       1,582,437    1,471,162      111,275       2,986,887    3,086,760         (99,873)
   Small-Cap Growth                                  235,257      323,364      (88,107)        589,238      558,497          30,741
   Small-Cap Value                                   179,834      200,434      (20,600)        397,198      370,846          26,352
   Technology                                         57,474       64,112       (6,638)        165,856      309,024        (143,168)
   Telecommunications                                 87,297       88,508       (1,211)        241,697      436,096        (194,399)
   U.S. Government Plus                            2,351,098    2,320,286       30,812       1,719,629    1,691,697          27,932
   Ultra Bull                                     18,931,790   19,300,684     (368,894)     37,479,930   38,052,087        (572,157)
   Ultra Mid-Cap                                   1,282,527    1,357,509      (74,982)      2,365,780    2,337,454          28,326
   Ultra NASDAQ-100                                  572,006      591,161      (19,155)      2,487,952    2,846,590        (358,638)
   Ultra Short Dow 30                             18,283,918   18,293,043       (9,125)     22,542,878   22,494,454          48,424
   Ultra Short NASDAQ-100                          3,035,734    3,358,854     (323,120)      5,516,801    5,090,608         426,193
   Ultra Small-Cap                                 3,233,117    3,391,438     (158,321)      3,500,938    3,396,002         104,936
   Utilities                                         267,309      216,856       50,453         214,933      210,164           4,769
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                           484,649      497,949      (13,300)        434,350      406,624          27,726
   Emerging Markets Fund                             292,121      304,931      (12,810)        272,277      471,417        (199,140)
   Global Bond Fund                                1,160,082    1,070,229       89,853          53,000       64,942         (11,942)
   Worldwide Real Estate Fund                              -            -            -               -            -               -
Janus Aspen Series
   Growth and Income Portfolio                             -            -            -           1,062       24,571         (23,509)
PIMCO Variable Insurance Trust
   Total Return Portfolio                          2,274,037    2,096,780      177,257       3,478,982    3,689,396        (210,414)
   Low Duration Portfolio                            920,854    1,049,862     (129,008)      1,495,076    1,901,425        (406,349)
   High Yield Portfolio                            3,263,134    2,924,919      338,215       3,027,733    2,957,201          70,532
   Real Return Portfolio                           2,147,620    2,117,396       30,224       1,033,347    1,213,055        (179,708)
   All Asset Portfolio                               172,813      130,385       42,428         385,502      349,849          35,653
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                  648,790      869,294     (220,504)      1,082,859      999,694          83,165
   Large Cap Value Fund                              260,746      151,930      108,816           3,723       16,062         (12,339)
   Mid Cap Value Fund                                372,422      364,473        7,949         538,724      413,699         125,025
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                        335,548      499,685     (164,137)        382,792      227,396         155,396
   Mid-Cap Growth Portfolio                          133,792      233,716      (99,924)        396,281      312,286          83,995
   Regency Portfolio                                   2,597       26,504      (23,907)        110,691       91,948          18,743
Premier VIT
   NACM Small Cap Portfolio                                -            -            -          17,345      119,265        (101,920)
   OpCap Renaissance Portfolio                             -            -            -               -            -               -
Credit Suisse Trust
   International Equity Flex II Portfolio              1,310        5,914       (4,604)          2,512          847           1,665
   U.S. Equity Flex II Portfolio                       7,175       19,653      (12,478)          2,238        3,475          (1,237)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                            190,611      207,912      (17,301)        161,657       15,387         146,270
   International Value Portfolio                      12,450       13,619       (1,169)         10,702        7,925           2,777
   Socially Responsible Growth Fund                        -            -            -           1,573        1,573               -
Direxion Insurance Trust
   Managed Bond Fund                                       -            -            -               -            -               -
   All-Cap Equity Fund                                     -            -            -               -            -               -
   HY Bond Fund                                      254,897      255,635         (738)        384,979      372,865          12,114
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                       139,374       98,928       40,446          73,530       61,406          12,124
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                    59,337       67,309       (7,972)         27,105       13,834          13,271
   Emerging Markets Equity Portfolio                 112,507      198,896      (86,389)        148,132      243,122         (94,990)
   Mid Cap Growth Portfolio                           46,464       68,213      (21,749)         68,135       40,029          28,106
   U.S. Mid Cap Value Portfolio                       31,736       36,358       (4,622)         94,757       91,863           2,894
   U.S. Real Estate Portfolio                         18,936       21,593       (2,657)         37,170       16,370          20,800
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                   2,895,974    1,545,441    1,350,533         957,976      228,330         729,646
   Chariot Absolute Return All Opportunities
   Portfo1io                                       1,229,476    2,403,628   (1,174,152)        595,966    1,173,303        (577,337)
                                               -------------- ------------ ------------   ------------- ------------ ---------------
                                                 173,388,188  178,598,066   (5,209,878)    228,087,772  230,109,140      (2,021,368)
                                               -------------- ------------ ------------   ------------- ------------ ---------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                             December 31                                    Year Ended December 31
                                   -------------------------------------------  -------------------------------------------------
                                                Unit Fair Value                  Investment   Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                       Units       Highest         Net Assets      Ratio*       Highest**          Highest***
                                   ----------   --------------- --------------  ------------- --------------    -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2011                       1,680,867    9.33 to 14.41     $18,551,744      0.12%      0.95% to 1.55%    -2.89% to -0.83%
        2010                       1,918,722    9.58 to 14.60     $21,577,234      0.27%      0.95% to 1.55%    -2.83% to -0.77%
        2009                       1,685,381    9.83 to 14.78     $19,608,907      0.78%      0.95% to 1.55%    -2.30% to -0.23%
        2008                       2,564,184    10.03 to 14.89    $30,455,561      3.31%      0.95% to 1.55%    -0.08% to 2.04%
        2007                       2,043,530    10.01 to 14.66    $23,737,231      5.74%      0.95% to 1.55%     2.34% to 4.21%

    High Income Portfolio
        2011                       1,880,325    12.23 to 19.48    $33,676,891      6.20%      0.95% to 1.55%     0.86% to 2.74%
        2010                       1,660,641    12.13 to 18.89    $29,229,531      8.03%      0.95% to 1.55%    10.54% to 12.60%
        2009                       1,515,346    10.97 to 16.83    $24,085,137      10.39%     0.95% to 1.55%    39.51% to 42.11%
        2008                         794,525    7.85 to 11.86      $8,923,331      6.01%      0.95% to 1.55%    -27.22% to -25.85%
        2007                         453,857    10.77 to 16.03     $6,821,157      6.36%      0.95% to 1.55%    -0.30% to 1.57%

    Equity-Income Portfolio
        2011                         877,664    8.77 to 28.07     $13,262,783      2.20%      0.95% to 1.55%    -2.56% to -0.29%
        2010                         910,870    9.00 to 27.76     $14,115,630      1.67%      0.95% to 1.55%    11.25% to 13.83%
        2009                         881,909    8.09 to 24.45     $12,618,276      2.15%      0.95% to 1.55%    25.73% to 28.66%
        2008                         815,503    6.43 to 19.04      $9,566,380      2.23%      0.95% to 1.55%    -44.84% to -43.55%
        2007                         925,020    11.61 to 33.78    $20,839,681      1.82%      0.95% to 1.55%    -1.94% to 0.34%

    Growth Portfolio
        2011                         299,451    9.14 to 24.80      $6,376,464      0.32%      0.95% to 1.55%    -2.40% to -0.98%
        2010                         367,666    9.37 to 24.80      $8,060,444      0.23%      0.95% to 1.55%    20.93% to 22.69%
        2009                         447,386    7.59 to 20.25      $7,956,046      0.40%      0.95% to 1.55%    24.62% to 26.76%
        2008                         505,288    6.09 to 16.01      $6,988,256      0.66%      0.95% to 1.55%    -48.69% to -47.81%
        2007                         759,562    11.88 to 30.74    $19,372,697      0.76%      0.95% to 1.55%    23.33% to 25.46%

    Overseas Portfolio
        2011                         670,859    8.35 to 17.16      $8,786,232      1.20%      0.95% to 1.55%    -19.98% to -18.12%
        2010                         744,058    10.42 to 20.36    $12,016,775      1.15%      0.95% to 1.55%    9.23% to 11.76%
        2009                         791,309    9.52 to 18.26     $11,518,915      2.00%      0.95% to 1.55%    22.18% to 25.03%
        2008                         711,484    7.77 to 14.63      $8,477,770      2.58%      0.95% to 1.55%    -45.76% to -44.49%
        2007                         721,812    14.31 to 26.41    $15,664,550      3.16%      0.95% to 1.55%    13.29% to 15.94%

    Mid Cap Portfolio
        2011                         331,678    11.45 to 21.53     $6,434,527      0.12%      0.95% to 1.55%    -13.79% to -11.69%
        2010                         454,359    13.20 to 24.63    $10,085,091      0.25%      0.95% to 1.55%    24.34% to 27.36%
        2009                         419,705    10.54 to 19.53     $7,290,350      0.56%      0.95% to 1.55%    35.15% to 38.43%
        2008                         492,030    8.24 to 14.25      $6,206,550      0.37%      0.95% to 1.55%    -41.61% to -40.18%
        2007                         642,489    13.92 to 24.06    $13,552,658      0.78%      0.95% to 1.55%    11.52% to 14.24%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2011                          79,914    11.66 to 22.03     $1,490,922      1.88%      0.95% to 1.55%    -5.02% to -3.73%
        2010                          83,164    12.17 to 22.72     $1,701,867      1.40%      0.95% to 1.55%    11.26% to 12.89%
        2009                         122,618    10.68 to 20.17     $2,168,447      2.32%      0.95% to 1.55%    25.71% to 27.54%
        2008                         122,462    8.70 to 15.84      $1,801,191      2.40%      0.95% to 1.55%    -30.60% to -29.58%
        2007                         159,987    12.14 to 22.54     $3,373,611      6.03%      0.95% to 1.55%    12.43% to 14.08%

    Investment Grade Bond Portfolio
        2011                         464,138    11.59 to 22.47     $8,039,276      3.89%      0.95% to 1.55%     4.19% to 6.03%
        2010                         565,443    11.27 to 21.25     $9,194,859      3.53%      0.95% to 1.55%     4.68% to 6.53%
        2009                         575,631    10.77 to 19.99     $9,061,004      8.44%      0.95% to 1.55%    12.39% to 14.38%
        2008                         515,445    9.58 to 17.52      $7,439,169      4.31%      0.95% to 1.55%    -5.99% to -4.38%
        2007                         525,382    10.28 to 18.37     $8,235,997      3.90%      0.95% to 1.55%     1.35% to 3.10%

    Index 500 Portfolio
        2011                       1,447,387    9.45 to 29.45     $20,589,498      1.69%      0.95% to 1.55%    -1.56% to 0.82%
        2010                       1,747,188    9.40 to 28.83     $24,749,932      1.67%      0.95% to 1.55%    10.68% to 13.65%
        2009                       1,959,465    8.49 to 25.42     $24,814,080      2.28%      0.95% to 1.55%    21.83% to 25.11%
        2008                       2,025,979    6.97 to 20.36     $21,069,140      2.02%      0.95% to 1.55%    -39.39% to -37.76%
        2007                       2,132,365    11.50 to 32.78    $37,472,471      3.45%      0.95% to 1.55%     1.44% to 4.18%

    Contrafund Portfolio
        2011                         753,305    10.51 to 35.20    $17,234,641      0.90%      0.95% to 1.55%    -5.37% to -3.70%
        2010                         838,254    11.11 to 36.10    $20,075,700      1.05%      0.95% to 1.55%    13.81% to 15.82%
        2009                         975,009    9.76 to 31.23     $20,217,408      1.19%      0.95% to 1.55%    31.93% to 34.19%
        2008                       1,216,833    7.94 to 23.34     $18,210,919      0.88%      0.95% to 1.55%    -44.20% to -43.23%
        2007                       1,335,536    14.14 to 41.18    $36,545,523      0.84%      0.95% to 1.55%    14.22% to 16.19%

    Asset Manager: Growth Portfolio
        2011                          49,691    10.59 to 20.76       $940,831      1.55%      0.95% to 1.55%    -8.58% to -7.34%
        2010                          56,838    11.59 to 22.16     $1,174,249      0.97%      0.95% to 1.55%    13.39% to 14.93%
        2009                          88,402    10.16 to 19.32     $1,408,607      1.54%      0.95% to 1.55%    29.79% to 31.16%
        2008                          77,630    7.83 to 14.74      $1,026,358      1.79%      0.95% to 1.55%    -37.25% to -36.55%
        2007                          93,962    12.47 to 23.29     $1,973,554      4.95%      0.95% to 1.55%    16.18% to 17.47%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2011                         240,961    11.12 to 16.81     $3,439,144      1.47%      0.95% to 1.55%    -6.10% to -4.73%
        2010                         275,238    11.29 to 17.43     $4,173,267      1.58%      0.95% to 1.55%    13.60% to 16.64%
        2009                         257,723    9.94 to 14.97      $3,433,604      1.73%      0.95% to 1.55%    33.43% to 37.02%
        2008                         291,121    7.45 to 10.96      $2,823,637      1.55%      0.95% to 1.55%    -36.49% to -34.77%
        2007                         374,539    11.73 to 16.83     $5,600,880      3.22%      0.95% to 1.55%     4.85% to 7.69%

    Growth & Income Portfolio
        2011                         232,973    9.18 to 16.60      $3,074,009      1.34%      0.95% to 1.55%    -1.97% to 0.40%
        2010                         156,149    9.37 to 16.27      $2,325,706      0.59%      0.95% to 1.55%    12.23% to 13.47%
        2009                         201,122    9.12 to 14.36      $2,616,283      0.97%      0.95% to 1.55%    24.44% to 25.82%
        2008                         229,792    7.32 to 11.45      $2,421,840      1.13%      0.95% to 1.55%    -43.28% to -42.45%
        2007                         269,274    12.86 to 19.92     $4,995,965      1.79%      0.95% to 1.55%    9.19% to 10.79%

    Growth Opportunities Portfolio
        2011                         162,570    9.50 to 13.01      $1,912,227      0.09%      0.95% to 1.55%    -0.74% to 1.01%
        2010                         304,516    9.69 to 13.01      $3,475,300      0.12%      0.95% to 1.55%    20.19% to 22.31%
        2009                         174,495    8.06 to 10.74      $1,675,468      0.45%      0.95% to 1.55%    42.51% to 44.09%
        2008                         175,378     5.87 to 6.71      $1,171,472      0.38%      0.95% to 1.55%    -56.05% to -55.56%
        2007                         200,489    11.09 to 15.13     $3,021,779      0.00%      0.95% to 1.55%    20.40% to 21.74%

    Value Strategies Portfolio
        2011                          71,189    9.79 to 11.56        $790,907      0.36%      0.95% to 1.55%    -11.24% to -9.90%
        2010                         227,805    10.99 to 12.83     $2,786,365      0.34%      0.95% to 1.55%    23.28% to 25.14%
        2009                         151,697    8.87 to 10.25      $1,505,118      0.50%      0.95% to 1.55%    53.43% to 55.67%
        2008                          24,659     5.76 to 6.59        $157,512      0.52%      0.95% to 1.55%    -52.45% to -51.75%
        2007                          27,777    12.07 to 13.65       $370,267      2.22%      0.95% to 1.55%     2.93% to 4.44%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2011                         152,712    11.25 to 17.47     $2,149,355      1.91%      0.95% to 1.55%     1.87% to 4.34%
        2010                         160,261    10.93 to 16.70     $2,186,351      1.87%      0.95% to 1.55%    7.96% to 10.58%
        2009                         158,823    9.98 to 15.17      $1,995,242      4.90%      0.95% to 1.55%    11.68% to 14.39%
        2008                         196,978    8.82 to 13.32      $2,148,308      2.58%      0.95% to 1.55%    -22.97% to -21.09%
        2007                         205,108    11.30 to 16.96     $2,926,118      2.01%      0.95% to 1.55%     1.46% to 3.94%

    Capital Appreciation Fund
        2011                         132,575    14.19 to 22.91     $2,618,337      0.00%      0.95% to 1.55%    -8.99% to -7.39%
        2010                         241,969    15.79 to 24.61     $5,009,357      0.00%      0.95% to 1.55%    27.80% to 30.05%
        2009                         161,705    12.36 to 19.01     $2,759,551      0.79%      0.95% to 1.55%    33.49% to 35.78%
        2008                         182,644    9.74 to 14.07      $2,329,054      0.00%      0.95% to 1.55%    -47.60% to -46.69%
        2007                         382,826    17.83 to 26.51     $8,347,632      0.00%      0.95% to 1.55%    41.97% to 44.42%

    International Fund
        2011                         512,809    7.58 to 14.82      $6,681,840      1.33%      0.85% to 1.55%    -15.04% to -13.02%
        2010                         632,588    9.17 to 17.16      $9,593,411      2.25%      0.85% to 1.55%    9.53% to 12.07%
        2009                         813,543    10.31 to 15.42    $10,987,454      1.84%      0.95% to 1.55%    29.36% to 32.37%
        2008                         978,252    7.94 to 11.73     $10,065,494      0.71%      0.95% to 1.55%    -46.67% to -45.42%
        2007                       1,092,563    14.91 to 21.64    $20,396,600      0.58%      0.95% to 1.55%    14.13% to 16.80%

    Value Fund
        2011                         725,210    9.37 to 21.68     $10,374,251      1.89%      0.95% to 1.55%    -2.36% to -0.09%
        2010                         848,273    9.59 to 21.43     $12,210,338      1.97%      0.95% to 1.55%    9.04% to 11.97%
        2009                       1,022,258    8.76 to 19.16     $13,211,320      5.08%      0.95% to 1.55%    15.49% to 18.59%
        2008                       1,131,427    7.55 to 16.22     $12,574,284      2.48%      0.95% to 1.55%    -29.40% to -27.50%
        2007                       1,318,278    10.66 to 22.46    $20,368,762      1.55%      0.95% to 1.55%    -8.68% to -6.21%

    Income & Growth Fund
        2011                         135,543    8.07 to 13.55      $1,523,306      1.36%      0.85% to 1.55%    -0.52% to 1.89%
        2010                         106,839    8.73 to 13.39      $1,207,242      1.43%      0.85% to 1.55%    10.28% to 12.78%
        2009                          94,650    7.83 to 11.70        $991,592      3.45%      0.85% to 1.55%    13.61% to 16.66%
        2008                         175,561    6.94 to 10.13      $1,510,279      1.83%      0.85% to 1.55%    -37.05% to -35.35%
        2007                         141,418    11.61 to 15.83     $1,998,046      1.81%      0.85% to 1.55%    -2.46% to -1.38%

    Inflation Protection Fund
        2011                         866,640    11.77 to 13.49    $11,267,059      5.24%      0.95% to 1.55%    8.40% to 10.69%
        2010                         795,378    10.86 to 12.19     $9,396,861      1.72%      0.95% to 1.55%     1.94% to 4.11%
        2009                         707,493    10.66 to 11.71     $8,066,463      1.57%      0.85% to 1.55%     6.93% to 9.20%
        2008                         768,157    9.97 to 10.72      $8,064,948      5.30%      0.85% to 1.55%    -4.56% to -2.53%
        2007                         701,810    10.42 to 11.00     $7,601,435      4.70%      0.85% to 1.55%     6.52% to 8.47%

    Large Company Value Fund
        2011                         162,763     7.56 to 9.79      $1,514,112      0.71%      0.85% to 1.55%    -2.42% to -0.10%
        2010                          47,914     7.93 to 9.80        $440,167      1.42%      0.85% to 1.55%     7.20% to 9.75%
        2009                          37,424     7.39 to 8.93        $320,721      3.67%      0.85% to 1.55%    16.13% to 18.78%
        2008                          44,713     6.83 to 7.52        $326,009      2.83%      0.85% to 1.55%    -39.09% to -38.01%
        2007                          67,480    11.42 to 12.13       $799,171      0.53%      0.85% to 1.55%    -3.99% to -2.28%

    Mid Cap Value Fund
        2011                          61,001    11.58 to 13.87       $787,233      1.22%      0.85% to 1.55%    -4.10% to -1.78%
        2010                          41,196    11.92 to 14.12       $546,124      2.19%      0.85% to 1.55%    15.06% to 17.85%
        2009                          41,457    10.62 to 11.98       $474,488      3.27%      0.85% to 1.55%    26.66% to 28.58%
        2008                          39,953     8.78 to 9.32        $360,095      0.07%      0.85% to 1.55%    -26.34% to -25.23%
        2007                          30,139    11.39 to 12.46       $367,775      0.63%      0.85% to 1.55%    -4.56% to -3.35%

    Ultra Fund
        2011                          39,424    8.62 to 10.19        $368,838      0.00%      0.85% to 1.55%    -2.79% to -0.09%
        2010                         149,668    9.02 to 10.20      $1,402,342      0.02%      0.85% to 1.55%    11.62% to 14.73%
        2009                         490,633     8.10 to 8.89      $4,260,026      0.01%      0.85% to 1.55%    30.16% to 33.25%
        2008                          34,787     6.26 to 6.67        $223,797      0.00%      0.85% to 1.55%    -43.21% to -42.20%
        2007                          55,104    11.01 to 11.55       $619,200      0.00%      0.85% to 1.55%    17.61% to 19.69%

   MFS Variable Insurance Trust
    Research Series
        2011                          46,831    11.71 to 13.09       $602,812      0.85%      0.95% to 1.40%    -2.70% to -1.63%
        2010                          52,604    12.03 to 13.27       $690,199      0.90%      0.95% to 1.40%    13.30% to 14.55%
        2009                          61,313    10.62 to 11.59       $704,512      1.32%      0.95% to 1.40%    27.56% to 28.97%
        2008                          74,583     7.82 to 8.99        $664,908      0.57%      0.95% to 1.40%    -37.56% to -36.86%
        2007                          97,472    12.51 to 14.23     $1,377,476      0.65%      0.95% to 1.40%    10.63% to 11.86%

    Growth Series
        2011                          95,481    11.45 to 16.42     $1,287,890      0.16%      0.95% to 1.40%    -3.20% to -1.50%
        2010                         116,803    11.83 to 16.83     $1,606,866      0.10%      0.95% to 1.40%    11.96% to 13.94%
        2009                         144,138    10.56 to 14.92     $1,736,135      0.26%      0.95% to 1.40%    34.54% to 36.03%
        2008                         156,622    7.93 to 11.08      $1,394,097      0.21%      0.95% to 1.40%    -38.82% to -38.14%
        2007                         206,672    12.96 to 14.61     $2,983,687      0.00%      0.95% to 1.40%    18.41% to 19.73%

    Investors Trust Series
        2011                          25,047    11.22 to 12.09       $286,314      0.93%      0.95% to 1.40%    -4.06% to -3.34%
        2010                          35,000    11.34 to 12.51       $417,969      1.10%      0.95% to 1.40%     8.63% to 9.83%
        2009                          44,492    10.44 to 11.39       $484,098      1.42%      0.95% to 1.40%    23.99% to 25.36%
        2008                          58,367     8.15 to 9.08        $507,003      0.86%      0.95% to 1.40%    -34.61% to -33.89%
        2007                          66,818    12.87 to 13.74       $877,160      0.82%      0.95% to 1.40%     7.79% to 8.99%

    New Discovery Series
        2011                         125,840    11.41 to 25.29     $2,477,406      0.00%      0.95% to 1.40%    -12.66% to -11.34%
        2010                         244,840    13.06 to 28.23     $4,715,606      0.00%      0.95% to 1.40%    32.65% to 34.66%
        2009                         171,399    9.84 to 21.00      $2,730,531      0.00%      0.95% to 1.40%    59.06% to 61.38%
        2008                         385,164    6.19 to 13.05      $3,124,597      0.00%      0.95% to 1.40%    -40.96% to -40.09%
        2007                         149,180    10.48 to 21.82     $2,897,525      0.00%      0.95% to 1.40%    -0.19% to 1.28%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
        2011                         176,809    9.08 to 15.54      $2,323,787      0.60%      0.95% to 1.40%    -8.07% to -6.97%
        2010                         269,025    9.86 to 16.42      $3,717,230      0.48%      0.95% to 1.40%    14.63% to 16.30%
        2009                         353,470    8.57 to 14.19      $4,188,450      0.88%      0.95% to 1.40%    16.08% to 17.77%
        2008                         442,890    7.35 to 12.10      $4,443,941      1.39%      0.95% to 1.40%    -37.94% to -37.02%
        2007                         530,985    11.79 to 19.30     $8,648,953      1.30%      0.95% to 1.40%     0.97% to 2.45%

    Mid-Cap Value Portfolio
        2011                         356,732    8.82 to 22.91      $5,819,068      0.19%      0.95% to 1.40%    -7.03% to -4.92%
        2010                         443,610    9.48 to 23.81      $7,642,550      0.33%      0.95% to 1.40%    21.48% to 24.25%
        2009                         649,370    7.79 to 19.25      $8,803,053      0.43%      0.95% to 1.40%    22.56% to 25.42%
        2008                         843,603    6.34 to 15.42      $9,213,430      1.18%      0.95% to 1.40%    -41.30% to -39.93%
        2007                       1,028,146    10.78 to 25.79    $18,972,002      0.44%      0.95% to 1.40%    -2.65% to -0.38%

    International Opportunities Portfolio
        2011                         729,416    9.21 to 18.41     $10,954,539      0.95%      0.95% to 1.40%    -18.49% to -16.51%
        2010                         809,441    11.27 to 22.21    $14,585,327      0.73%      0.95% to 1.40%    17.35% to 20.08%
        2009                         933,514    9.59 to 18.63     $14,038,945      1.55%      0.95% to 1.40%    43.14% to 46.47%
        2008                         956,822    6.68 to 12.81      $9,797,112      0.64%      0.95% to 1.40%    -53.09% to -51.99%
        2007                         868,676    14.22 to 26.86    $18,245,167      1.07%      0.95% to 1.40%     1.42% to 3.74%

   Alger Fund
    Large Cap Growth Portfolio
        2011                         838,863    7.58 to 14.84      $8,850,097      1.07%      0.95% to 1.40%    -3.53% to -1.29%
        2010                       1,010,635    7.56 to 15.14     $11,007,716      0.73%      0.95% to 1.40%    9.76% to 12.32%
        2009                       1,267,487    6.76 to 13.57     $12,048,320      0.62%      0.95% to 1.40%    42.86% to 46.18%
        2008                       1,243,245     4.65 to 9.35      $8,174,886      0.23%      0.95% to 1.40%    -47.89% to -46.67%
        2007                       1,377,460    8.75 to 17.38     $16,684,566      0.35%      0.95% to 1.40%    16.09% to 18.81%

    Mid Cap Growth Portfolio
        2011                         631,802    8.52 to 14.65      $6,773,234      0.38%      0.95% to 1.40%    -11.20% to -9.14%
        2010                         628,567    9.57 to 16.29      $7,449,633      0.00%      0.95% to 1.40%    15.57% to 18.25%
        2009                         697,907    8.27 to 13.91      $6,861,016      0.00%      0.95% to 1.40%    46.85% to 50.27%
        2008                         649,603     5.62 to 9.35      $4,259,638      0.16%      0.95% to 1.40%    -59.70% to -58.75%
        2007                         743,382    13.76 to 23.26    $11,743,356      4.66%      0.95% to 1.40%    27.33% to 30.31%

    Capital Appreciation Portfolio
        2011                         319,013    9.09 to 19.42      $3,504,103      0.11%      0.95% to 1.40%    -2.95% to -1.24%
        2010                         358,988    9.10 to 19.86      $3,841,059      0.40%      0.95% to 1.40%    10.99% to 12.95%
        2009                         478,909    8.09 to 17.76      $4,441,117      0.00%      0.95% to 1.40%    47.52% to 49.68%
        2008                         607,361    5.43 to 12.21      $4,155,821      0.00%      0.95% to 1.40%    -46.44% to -45.66%
        2007                         674,353    10.04 to 22.28     $8,498,018      0.00%      0.95% to 1.40%    30.35% to 32.27%

    Small Cap Growth Portfolio
        2011                         136,838    9.18 to 17.79      $1,482,858      0.00%      0.85% to 1.45%    -6.23% to -4.10%
        2010                         158,617    9.54 to 18.55      $1,815,718      0.00%      0.85% to 1.45%    21.35% to 24.11%
        2009                         202,347    7.72 to 14.94      $1,868,807      0.00%      0.85% to 1.45%    41.07% to 44.13%
        2008                         229,751    5.38 to 12.75      $1,499,453      0.00%      0.85% to 1.45%    -48.01% to -47.11%
        2007                         340,860    10.22 to 24.74     $4,424,080      0.00%      0.85% to 1.45%    14.16% to 16.13%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2011                          54,924    11.44 to 15.62       $723,996      0.00%      0.95% to 1.40%    -0.09% to 1.36%
        2010                         271,974    11.42 to 15.57     $3,463,160      0.00%      0.95% to 1.40%    28.36% to 30.23%
        2009                          52,408    8.86 to 10.33        $509,286      0.00%      0.95% to 1.40%    28.89% to 30.77%
        2008                          52,609     6.85 to 7.90        $394,188      0.00%      0.95% to 1.40%    -38.69% to -37.79%
        2007                          58,720    11.13 to 12.70       $713,931      0.00%      0.95% to 1.40%     7.54% to 9.12%

    Equity Portfolio
        2011                          59,193    11.31 to 13.01       $727,798      0.00%      0.95% to 1.40%    -3.68% to -2.27%
        2010                          53,198    11.74 to 13.32       $672,384      0.06%      0.95% to 1.40%    14.49% to 16.16%
        2009                          55,736    10.02 to 11.46       $602,724      0.36%      0.95% to 1.40%    31.08% to 32.99%
        2008                          45,593     7.61 to 8.62        $372,791      0.00%      0.95% to 1.40%    -37.32% to -36.40%
        2007                          46,530    12.09 to 13.55       $600,055      0.00%      0.95% to 1.40%     7.37% to 8.94%

   Invesco Variable Insurance Funds
    Technology Fund
        2011                          83,409    9.60 to 15.05        $908,911      0.22%      0.95% to 1.40%    -7.58% to -5.95%
        2010                          86,899    10.46 to 16.57     $1,013,253      0.00%      0.95% to 1.40%    18.08% to 20.16%
        2009                          90,840    8.83 to 13.88        $882,841      0.00%      0.95% to 1.40%    53.67% to 55.91%
        2008                          73,416     5.75 to 6.55        $455,864      0.00%      0.95% to 1.40%    -45.83% to -45.03%
        2007                          85,547    10.61 to 11.97       $961,984      0.00%      0.95% to 1.40%     5.14% to 6.68%

    Utilities Fund
        2011                          79,444    14.39 to 21.30     $1,442,706      3.32%      0.95% to 1.40%    12.62% to 15.35%
        2010                          79,521    12.61 to 18.65     $1,267,500      3.56%      0.95% to 1.40%     2.80% to 5.30%
        2009                          80,134    12.10 to 17.89     $1,224,229      3.90%      0.95% to 1.40%    11.14% to 13.84%
        2008                         116,301    10.74 to 15.87     $1,565,196      1.48%      0.95% to 1.40%    -34.59% to -33.00%
        2007                         303,759    16.20 to 24.30     $6,135,773      2.07%      0.95% to 1.40%    17.65% to 19.50%

    Dividend Growth Fund
        2011                         120,897     4.68 to 5.94        $691,602      0.18%      0.95% to 1.40%    -5.31% to -3.02%
        2010                         200,778     4.94 to 6.33      $1,180,439      0.10%      0.95% to 1.40%     6.68% to 9.27%
        2009                         253,216     4.59 to 5.98      $1,374,884      2.08%      0.95% to 1.40%    23.23% to 26.22%
        2008                         583,292     3.68 to 4.77      $2,526,025      6.64%      0.95% to 1.40%    -60.79% to -59.83%
        2007                          95,694    9.25 to 11.78      $1,001,234      2.04%      0.95% to 1.40%    -24.34% to -22.96%

    Global Health Care Fund
        2011                          73,296    10.92 to 13.63       $893,103      0.00%      0.95% to 1.40%     1.49% to 2.97%
        2010                         114,132    10.76 to 13.37     $1,354,409      0.00%      0.95% to 1.40%     2.80% to 4.30%
        2009                         137,785    10.47 to 13.23     $1,581,165      0.40%      0.95% to 1.40%    24.65% to 26.47%
        2008                          98,289     8.40 to 9.33        $891,597      0.00%      0.95% to 1.40%    -30.32% to -29.30%
        2007                         124,466    12.05 to 13.25     $1,609,472      0.00%      0.95% to 1.40%    9.19% to 10.79%

    Basic Value Fund
        2011                          11,965     6.60 to 7.09         $81,720      0.49%      0.85% to 1.45%    -6.57% to -5.40%
        2010                          19,681     7.07 to 7.60        $143,020      0.31%      0.85% to 1.45%     3.53% to 5.04%
        2009                          24,083     6.77 to 7.25        $169,843      2.07%      0.85% to 1.45%    42.51% to 44.89%
        2008                           1,740     4.75 to 4.97          $8,510      0.05%      0.85% to 1.45%    -53.62% to -52.84%
        2007                          24,577    10.25 to 10.53       $258,682      0.69%      0.85% to 1.45%          n/a

    Global Real Estate Fund
        2011                          31,790     7.96 to 8.90        $262,657      2.85%      0.85% to 1.45%    -9.80% to -8.02%
        2010                          60,420     8.81 to 9.67        $547,641      4.62%      0.85% to 1.45%    13.38% to 15.44%
        2009                          54,643     7.74 to 8.32        $433,573      0.00%      0.85% to 1.45%    26.97% to 29.08%
        2008                          11,958     6.17 to 6.45         $75,360      3.43%      0.85% to 1.45%    -46.42% to -45.58%
        2007                          27,052    11.54 to 11.89       $317,227      12.65%     0.85% to 1.45%          n/a

    International Growth Fund
        2011                          25,891     8.69 to 9.90        $242,008      1.50%      0.85% to 1.45%    -10.37% to -8.28%
        2010                          32,136    9.69 to 10.79        $328,439      1.28%      0.85% to 1.45%    8.52% to 10.88%
        2009                          49,466     8.93 to 9.67        $460,795      0.92%      0.85% to 1.45%    30.53% to 32.84%
        2008                          19,626     6.94 to 7.28        $139,997      0.25%      0.85% to 1.45%    -42.31% to -41.46%
        2007                          48,217    12.09 to 12.43       $594,141      0.67%      0.85% to 1.45%    12.00% to 12.68%

    Mid Cap Core Equity Fund
        2011                          85,424    9.28 to 10.46        $822,620      0.03%      0.85% to 1.45%    -9.53% to -7.80%
        2010                          13,548    10.38 to 11.34       $145,614      0.19%      0.85% to 1.45%    10.20% to 12.20%
        2009                          18,068    9.46 to 10.11        $175,170      1.03%      0.85% to 1.45%    25.77% to 27.41%
        2008                          13,994     7.51 to 7.84        $107,545      1.08%      0.85% to 1.45%    -30.41% to -30.06%
        2007                          21,260    10.93 to 11.20       $235,811      0.10%      0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2011                         640,743    9.04 to 11.81      $6,974,366      4.73%      0.95% to 1.40%     4.24% to 6.44%
        2010                         502,627    8.67 to 11.09      $5,229,931      4.12%      0.95% to 1.40%     5.96% to 8.20%
        2009                         552,938    8.18 to 10.25      $5,314,582      6.36%      0.95% to 1.40%     1.70% to 3.86%
        2008                         612,246     8.04 to 9.87      $5,700,481      8.89%      0.95% to 1.40%    -18.49% to -16.75%
        2007                         598,326    9.87 to 11.86      $6,732,587      7.16%      0.95% to 1.40%    -1.14% to 0.36%

    Small Cap Core Portfolio
        2011                         195,758    9.21 to 16.32      $2,529,380      0.11%      0.95% to 1.40%    -7.81% to -5.67%
        2010                         318,758    9.95 to 17.47      $4,338,674      0.00%      0.95% to 1.40%    23.10% to 25.96%
        2009                          78,175    8.13 to 14.01        $843,217      0.69%      0.95% to 1.40%    18.66% to 21.42%
        2008                          70,506    6.84 to 11.65        $643,237      0.21%      0.95% to 1.40%    -34.17% to -32.63%
        2007                          91,537    10.39 to 17.47     $1,210,599      0.01%      0.95% to 1.40%    -8.70% to -6.57%

   Rydex Variable Trust
    Nova Fund
        2011                          19,071     8.13 to 9.35        $167,330      0.04%      0.95% to 1.40%    -3.51% to -2.10%
        2010                          41,374     8.42 to 9.55        $380,071      0.30%      0.95% to 1.40%    17.12% to 18.83%
        2009                          26,471     7.19 to 8.04        $204,652      0.58%      0.95% to 1.40%    32.23% to 34.16%
        2008                          62,581     5.32 to 5.99        $365,183      0.24%      0.95% to 1.40%    -55.56% to -54.91%
        2007                         135,619    11.92 to 17.59     $1,777,904      2.04%      0.95% to 1.40%    -1.29% to 0.16%

    NASDAQ-100 Fund
        2011                          26,207    11.63 to 17.23       $379,509      0.00%      0.95% to 1.40%    -0.25% to 1.20%
        2010                          24,474    12.93 to 17.19       $352,827      0.00%      0.95% to 1.40%    15.68% to 17.37%
        2009                          21,314    11.06 to 14.79       $262,149      0.00%      0.95% to 1.40%    48.40% to 50.56%
        2008                          22,053     7.12 to 9.92        $176,810      0.17%      0.95% to 1.40%    -43.30% to -42.46%
        2007                          15,565    12.65 to 14.55       $217,537      0.09%      0.95% to 1.40%    15.01% to 16.70%

    U.S. Government Money Market Fund
        2011                         110,741    8.83 to 10.21      $1,072,590      0.00%      0.95% to 1.45%    -3.14% to -0.94%
        2010                         152,532    8.74 to 10.31      $1,483,157      0.01%      0.95% to 1.45%    -3.38% to -0.94%
        2009                          79,752    8.89 to 10.41        $791,751      0.02%      0.85% to 1.45%    -3.34% to -0.89%
        2008                         230,093     9.16 to 10.5      $2,296,079      0.82%      0.85% to 1.45%    -2.30% to 0.18%
        2007                         145,770    9.33 to 10.48      $1,483,977      8.83%      0.85% to 1.45%     0.76% to 2.85%

    Inverse S&P 500 Strategy Fund
        2011                         147,574     4.11 to 6.25        $728,375      0.00%      0.95% to 1.40%    -11.46% to -9.90%
        2010                         204,436     4.61 to 6.89      $1,128,682      0.00%      0.95% to 1.40%    -19.17% to -17.74%
        2009                         144,010     5.66 to 8.46        $973,618      0.00%      0.95% to 1.40%    -29.02% to -28.23%
        2008                         153,349    7.85 to 11.91      $1,441,637      0.73%      0.95% to 1.40%    36.21% to 37.93%
        2007                         182,056     5.76 to 8.73      $1,246,814      4.93%      0.95% to 1.40%    -1.38% to -0.13%

    Inverse NASDAQ-100 Strategy Fund
        2011                         456,501     2.60 to 4.92      $1,399,209      0.00%      0.95% to 1.40%    -11.90% to -10.92%
        2010                          73,365     2.95 to 5.55        $256,003      0.00%      0.95% to 1.40%    -22.83% to -22.01%
        2009                          79,390     3.82 to 6.72        $350,956      0.03%      0.95% to 1.40%    -41.27% to -40.65%
        2008                         353,019    6.40 to 12.09      $2,605,403      0.56%      0.95% to 1.40%    44.80% to 46.62%
        2007                         238,017     4.42 to 7.89      $1,214,853      3.21%      0.95% to 1.40%    -13.22% to -12.13%

    Inverse Government Long Bond Strategy Fund
        2011                          74,580     3.82 to 4.15        $303,067      0.00%      0.95% to 1.40%    -31.85% to -31.09%
        2010                         194,632     5.47 to 6.46      $1,133,085      0.00%      0.95% to 1.40%    -14.58% to -13.63%
        2009                          30,043     6.56 to 7.53        $206,205      0.00%      0.95% to 1.40%    16.99% to 18.28%
        2008                          11,145     5.60 to 6.43         $66,006      0.19%      0.95% to 1.40%    -31.63% to -30.87%
        2007                          76,040     8.15 to 9.40        $644,345      5.18%      0.95% to 1.40%    -6.46% to -5.42%

    US Long Short Momentum Fund
        2011                          25,202    10.55 to 12.93       $300,170      0.00%      0.95% to 1.40%    -8.45% to -7.44%
        2010                          31,461    11.52 to 13.97       $416,928      0.00%      0.95% to 1.40%    8.95% to 10.16%
        2009                          41,937    10.57 to 12.68       $508,417      0.03%      0.95% to 1.40%    24.71% to 26.09%
        2008                         229,673    8.47 to 10.06      $2,252,357      0.00%      0.95% to 1.40%    -42.03% to -41.30%
        2007                         136,715    14.59 to 17.13     $2,303,664      0.00%      0.95% to 1.40%    20.06% to 21.58%

    Government Long Bond 1.2x Strategy
        2011                          64,304    13.51 to 16.54     $1,013,649      7.71%      0.95% to 1.40%    38.10% to 40.18%
        2010                          22,680    10.78 to 11.80       $260,269      49.59%     0.95% to 1.40%     7.96% to 9.10%
        2009                           7,784    10.11 to 10.81        $80,187      0.74%      0.95% to 1.40%    -32.90% to-32.19%
        2008                          91,737    15.05 to 15.94     $1,432,811      2.68%      0.95% to 1.40%    41.98% to 43.49%
        2007                          15,471    10.61 to 11.11       $166,732      7.61%      0.95% to 1.40%     7.59% to 8.73%

    Dow 2x Strategy Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                           7,487    12.13 to 12.45        $92,271      0.00%      0.85% to 1.45%     6.11% to 6.44%

    NASDAQ-100 2x Strategy Fund
        2011                             204     9.42 to 9.42          $1,918      0.00%      0.85% to 1.45%    -2.78% to -2.78%
        2010                             204     9.69 to 9.69          $1,975      0.00%      0.85% to 1.45%    33.99% to 33.99%
        2009                             204     7.23 to 7.23          $1,477      0.00%      0.85% to 1.45%          n/a
        2008                             206     3.38 to 3.38            $694      0.00%      0.85% to 1.45%        -73.23%
        2007                           4,920    12.56 to 12.83        $62,621      0.00%      0.85% to 1.45%    24.95% to 26.16%

    S&P 500 2x Strategy Fund
        2011                           1,200     5.65 to 5.65          $6,783      0.00%      0.85% to 1.45%    -6.27% to -6.27%
        2010                           1,269     6.03 to 6.03          $7,651      0.00%      0.85% to 1.45%    22.43% to 22.43%
        2009                           1,336     4.93 to 4.93          $6,580      0.00%      0.85% to 1.45%        -42.73%
        2008                           1,336     3.45 to 3.45          $4,611      0.00%      0.85% to 1.45%        -68.77%
        2007                           7,343    10.98 to 11.26        $81,498      0.00%      0.85% to 1.45%    -2.31% to -0.88%

    Inverse Dow 2x Strategy Fund
        2011                             443     3.15 to 3.15          $1,398      0.00%      0.85% to 1.45%    -28.62% to -28.62%
        2010                             444     4.42 to 4.42          $1,959      0.00%      0.85% to 1.45%    -31.78% to -31.78%
        2009                             444     6.47 to 6.47          $2,877      0.00%      0.85% to 1.45%          n/a
        2008                             447    11.91 to 11.91         $5,287      0.00%      0.85% to 1.45%          n/a
        2007                         200,044     7.49 to 7.67      $1,499,992      0.00%      0.85% to 1.45%    -11.67% to -10.40%

   ProFunds VP
    Access VP High Yield Fund
        2011                         131,864    11.64 to 13.26     $1,654,648      1.02%      0.85% to 1.45%    -0.98% to 1.32%
        2010                         143,670    11.76 to 13.09     $1,797,968      15.82%     0.85% to 1.45%    12.99% to 14.76%
        2009                         212,610    10.68 to 11.45     $2,338,651      6.18%      0.85% to 1.45%    13.52% to 14.03%
        2008                         170,541     9.46 to 9.76      $1,626,885      10.27%     0.85% to 1.45%    -7.56% to -7.01%
        2007                         132,117    10.23 to 10.36     $1,359,264      8.34%      0.85% to 1.45%         2.32%

    Asia 30
        2011                          51,003     9.00 to 9.88        $482,019      0.02%      0.85% to 1.45%    -29.15% to -28.12%
        2010                         130,438    12.52 to 13.91     $1,755,102      0.05%      0.85% to 1.45%    10.16% to 12.44%
        2009                         319,585    11.33 to 12.37     $3,857,475      0.78%      0.85% to 1.45%    49.42% to 52.21%
        2008                         343,564     7.74 to 8.13      $2,732,456      0.86%      0.85% to 1.45%    -52.36% to -51.46%
        2007                         150,329    16.24 to 16.74     $2,480,188      0.10%      0.85% to 1.45%    43.14% to 45.83%

    Banks
        2011                           6,097     2.68 to 2.87         $16,505      0.00%      0.85% to 1.45%    -28.92% to -28.02%
        2010                          86,631     3.76 to 4.08        $340,287      0.46%      0.85% to 1.45%     5.14% to 6.67%
        2009                          15,345     3.58 to 3.78         $56,946      7.38%      0.85% to 1.45%    -7.08% to -6.19%
        2008                          15,668     3.83 to 4.02         $61,364      25.00%     0.85% to 1.45%    -48.21% to -48.21%
        2007                             874         7.55              $6,601      5.26%      0.85% to 1.45%        -33.71%

    Basic Materials
        2011                          16,784    9.32 to 10.29        $163,287      0.18%      0.85% to 1.45%    -18.79% to -17.44%
        2010                         116,286    11.28 to 12.61     $1,404,831      0.54%      0.85% to 1.45%    24.99% to 28.02%
        2009                         210,561     9.02 to 9.85      $1,992,679      0.42%      0.85% to 1.45%    56.47% to 59.88%
        2008                          83,270     5.77 to 6.11        $493,004      0.89%      0.85% to 1.45%    -52.91% to -52.17%
        2007                          43,055    12.44 to 12.80       $539,535      0.12%      0.85% to 1.45%    28.17% to 28.69%

    Bear
        2011                         124,106     5.83 to 6.74        $787,691      0.00%      0.85% to 1.45%    -11.57% to -10.06%
        2010                          55,228     6.84 to 7.49        $395,869      0.00%      0.85% to 1.45%    -20.43% to -18.86%
        2009                         126,631     8.41 to 9.24      $1,124,150      0.47%      0.85% to 1.45%    -30.49% to -28.98%
        2008                         123,355    12.17 to 12.88     $1,548,508      0.40%      0.85% to 1.45%    35.85% to 37.28%
        2007                           6,311     9.14 to 9.30         $58,119      4.20%      0.85% to 1.45%          n/a

    Biotechnology
        2011                           9,240    9.96 to 10.88         $96,619      0.00%      0.85% to 1.45%     3.21% to 4.61%
        2010                          13,262    9.76 to 10.40        $134,319      0.00%      0.85% to 1.45%     2.46% to 3.18%
        2009                          15,930    9.56 to 10.19        $156,845      0.00%      0.85% to 1.45%     0.65% to 2.02%
        2008                           8,918    9.54 to 10.02         $86,875      0.00%      0.85% to 1.45%    -0.88% to 0.42%
        2007                           3,534     9.76 to 9.98         $34,638      0.00%      0.85% to 1.45%    -3.80% to -3.65%

    Bull
        2011                         292,726     8.05 to 9.15      $2,548,212      0.00%      0.85% to 1.45%    -3.48% to -1.29%
        2010                         239,419     8.28 to 9.27      $2,128,414      0.15%      0.85% to 1.45%    8.60% to 11.01%
        2009                         519,948     7.65 to 8.31      $4,146,270      0.15%      0.85% to 1.45%    20.37% to 21.88%
        2008                          20,170     6.45 to 6.67        $132,884      0.00%      0.85% to 1.45%    -39.21% to -39.12%
        2007                          18,861    10.80 to 10.86       $204,524      0.14%      0.85% to 1.45%     0.83% to 0.98%

    Consumer Goods
        2011                          72,391    11.00 to 12.32       $826,481      1.08%      0.85% to 1.45%     3.38% to 5.46%
        2010                         179,305    10.54 to 11.68     $1,982,574      0.46%      0.85% to 1.45%    13.90% to 15.56%
        2009                           6,786    9.52 to 10.04         $65,359      1.38%      0.85% to 1.45%          n/a
        2008                             446     8.04 to 8.22          $3,617      30.37%     0.85% to 1.45%          n/a
        2007                             706    11.44 to 11.51         $8,087      0.59%      0.85% to 1.45%          n/a

    Consumer Services
        2011                          34,452    9.42 to 10.64        $342,150      0.00%      0.85% to 1.45%     1.83% to 4.04%
        2010                         111,478    9.18 to 10.27      $1,091,045      0.00%      0.85% to 1.45%    16.98% to 19.52%
        2009                          17,944     7.85 to 8.50        $145,921      0.00%      0.85% to 1.45%    27.51% to 27.51%
        2008                             340     6.40 to 6.42          $2,185      0.00%      0.85% to 1.45%    -33.22% to -33.12%
        2007                             317     9.58 to 9.60          $3,046      0.00%      0.85% to 1.45%    -10.70% to -10.57%

    Dow 30
        2011                          80,134    8.90 to 10.14        $750,451      0.00%      0.85% to 1.45%     0.08% to 2.41%
        2010                          16,857     8.90 to 9.91        $155,833      0.00%      0.85% to 1.45%     6.21% to 8.68%
        2009                          11,767     8.38 to 9.11        $101,032      1.48%      0.85% to 1.45%          n/a
        2008                           4,573     7.61 to 7.83         $35,724      0.53%      0.85% to 1.45%          n/a
        2007                           1,191        12.41             $14,782      0.07%      0.85% to 1.45%         10.41%

    Emerging Markets
        2011                          50,999     6.32 to 6.77        $336,086      0.00%      0.85% to 1.45%    -22.27% to -20.94%
        2010                         109,461     8.04 to 8.63        $916,817      0.00%      0.85% to 1.45%     5.89% to 8.35%
        2009                         418,832     7.58 to 7.96      $3,280,242      0.09%      0.85% to 1.45%    58.11% to 59.86%
        2008                         134,420     4.90 to 4.96        $663,484      0.03%      0.85% to 1.45%    -51.09% to -51.09%
        2007                         118,105        10.08          $1,190,766      0.00%      0.85% to 1.45%          n/a

    Europe 30
        2011                           4,273     7.39 to 7.65         $32,074      1.48%      0.85% to 1.45%    -10.73% to -10.28%
        2010                          22,270     7.78 to 8.58        $180,568      1.22%      0.85% to 1.45%    -0.85% to 1.21%
        2009                          54,984     7.79 to 8.48        $449,017      4.38%      0.85% to 1.45%    28.06% to 30.26%
        2008                           5,847     6.19 to 6.48         $37,067      2.28%      0.85% to 1.45%    -45.80% to -44.87%
        2007                          10,092    11.42 to 11.75       $116,830      7.48%      0.85% to 1.45%    11.01% to 12.81%

    Falling U.S. Dollar
        2011                          14,903     8.04 to 8.76        $126,724      0.00%      0.85% to 1.45%    -5.03% to -3.98%
        2010                          13,160     8.82 to 9.12        $117,509      0.00%      0.85% to 1.45%    -4.80% to -3.85%
        2009                          11,097     9.29 to 9.49        $103,909      1.06%      0.85% to 1.45%     1.12% to 1.37%
        2008                          33,122     9.17 to 9.28        $303,931      0.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Financials
        2011                          16,006     4.12 to 4.39         $67,173      0.00%      0.85% to 1.45%    -16.38% to -15.45%
        2010                          19,222     4.93 to 5.19         $95,946      0.50%      0.85% to 1.45%     7.65% to 8.84%
        2009                          74,722     4.58 to 4.86        $346,750      2.40%      0.85% to 1.45%    11.66% to 13.41%
        2008                         136,516     4.09 to 4.28        $563,595      1.61%      0.85% to 1.45%    -52.06% to -51.89%
        2007                          65,277     8.54 to 8.71        $559,738      1.82%      0.85% to 1.45%        -21.32%

    Health Care
        2011                         100,957    9.76 to 10.93      $1,023,468      0.30%      0.85% to 1.45%     6.44% to 8.58%
        2010                         186,627    9.08 to 10.06      $1,758,594      0.27%      0.85% to 1.45%    -0.14% to 1.01%
        2009                         133,041     9.38 to 9.78      $1,255,925      0.63%      0.85% to 1.45%    16.08% to 17.42%
        2008                         161,382     7.92 to 8.42      $1,308,798      0.32%      0.85% to 1.45%    -26.61% to -26.36%
        2007                         100,227    10.91 to 11.24     $1,103,880      0.00%      0.85% to 1.45%         3.67%

    Industrials
        2011                           6,135     8.44 to 9.25         $54,209      0.92%      0.85% to 1.45%    -4.87% to -3.44%
        2010                          66,309     8.72 to 9.71        $619,538      0.49%      0.85% to 1.45%    19.26% to 21.85%
        2009                          19,078     7.31 to 7.91        $144,527      0.66%      0.85% to 1.45%    20.31% to 21.82%
        2008                           3,186     6.21 to 6.42         $19,828      0.28%      0.85% to 1.45%    -42.31% to -41.58%
        2007                           3,516    10.77 to 11.08        $38,054      0.00%      0.85% to 1.45%          n/a

    International
        2011                          15,256     5.53 to 5.79         $85,216      0.00%      0.85% to 1.45%    -16.87% to -15.95%
        2010                          29,369     6.65 to 6.94        $198,707      0.00%      0.85% to 1.45%     4.62% to 5.78%
        2009                           2,575     6.36 to 6.51         $16,690      0.04%      0.85% to 1.45%          n/a
        2008                           2,283     5.25 to 5.34         $12,099      28.31%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Internet
        2011                          14,959    11.38 to 12.50       $178,195      0.00%      0.85% to 1.45%    -9.93% to -8.43%
        2010                          54,621    12.52 to 13.88       $727,375      0.00%      0.85% to 1.45%    31.02% to 33.53%
        2009                          35,335    9.69 to 10.39        $355,848      0.00%      0.85% to 1.45%    71.70% to 73.68%
        2008                          20,420     5.64 to 5.82        $115,647      0.00%      0.85% to 1.45%    -46.52% to -45.95%
        2007                          17,586    10.58 to 10.89       $186,420      1.62%      0.85% to 1.45%          n/a

    Japan
        2011                          53,686     4.20 to 4.20        $225,339      0.00%      0.85% to 1.45%    -20.07% to -20.07%
        2010                          81,428     4.83 to 5.38        $421,503      0.00%      0.85% to 1.45%    -8.57% to -8.29%
        2009                          35,331     5.63 to 5.85        $202,206      1.26%      0.85% to 1.45%         8.25%
        2008                          65,161     4.88 to 5.29        $344,642      10.78%     0.85% to 1.45%        -41.96%
        2007                          20,635     9.11 to 9.16        $188,086      20.73%     0.85% to 1.45%    -11.81% to -11.50%

    Large-Cap Growth
        2011                          48,648    9.13 to 10.37        $478,329      0.00%      0.85% to 1.45%    -0.56% to 1.70%
        2010                         105,792    9.16 to 10.25      $1,037,910      0.03%      0.85% to 1.45%    9.51% to 11.61%
        2009                          27,406     8.46 to 9.14        $242,991      0.00%      0.85% to 1.45%    25.52% to 27.42%
        2008                          46,257     6.79 to 7.07        $324,839      0.00%      0.85% to 1.45%    -37.27% to -36.67%
        2007                          46,285    10.90 to 11.21       $514,296      0.00%      0.85% to 1.45%         4.88%

    Large-Cap Value
        2011                         127,839     7.23 to 8.08        $976,623      0.27%      0.85% to 1.45%    -4.38% to -2.65%
        2010                         185,593     7.63 to 8.34      $1,499,058      0.15%      0.85% to 1.45%    9.72% to 11.33%
        2009                           9,387     7.07 to 7.46         $68,585      0.15%      0.85% to 1.45%    17.04% to 17.33%
        2008                          37,790     6.20 to 6.26        $235,542      1.33%      0.85% to 1.45%    -41.68% to -41.53%
        2007                           8,203    10.66 to 10.75        $87,644      0.43%      0.85% to 1.45%    -1.80% to -1.40%

    Mid-Cap
        2011                          31,597     8.37 to 9.20        $275,239      0.00%      0.85% to 1.45%    -7.20% to -5.84%
        2010                          34,429     9.12 to 9.69        $326,597      0.00%      0.85% to 1.45%    20.63% to 22.14%
        2009                         110,587     7.68 to 7.97        $868,706      0.00%      0.85% to 1.45%          n/a
        2008                           1,025     6.00 to 6.00          $6,152      1.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Mid-Cap Growth
        2011                          31,210    9.46 to 10.69        $312,125      0.00%      0.85% to 1.45%    -6.28% to -4.24%
        2010                         144,615    9.98 to 11.16      $1,548,426      0.00%      0.85% to 1.45%    24.32% to 26.63%
        2009                          75,328     8.24 to 8.85        $649,763      0.00%      0.85% to 1.45%    34.10% to 35.71%
        2008                           8,137     6.18 to 6.38         $51,504      0.00%      0.85% to 1.45%    -40.12% to -39.97%
        2007                          71,363    10.38 to 10.71       $752,104      0.00%      0.85% to 1.45%     9.36% to 9.52%

    Mid-Cap Value
        2011                          20,074     8.20 to 9.16        $173,898      0.37%      0.85% to 1.45%    -7.08% to -5.26%
        2010                          46,914     8.68 to 9.66        $430,499      2.32%      0.85% to 1.45%    16.49% to 18.60%
        2009                          21,898     7.57 to 8.17        $173,569      1.23%      0.85% to 1.45%    26.62% to 28.41%
        2008                          12,651     5.99 to 6.22         $77,820      0.00%      0.85% to 1.45%    -38.34% to -37.56%
        2007                          24,955    9.73 to 10.01        $247,603      1.86%      0.85% to 1.45%    -2.18% to -1.04%

    Money Market
        2011                       2,232,648     8.64 to 9.98     $21,228,020      0.02%      0.85% to 1.45%    -3.75% to -1.27%
        2010                       2,719,643    8.97 to 10.11     $26,097,031      0.02%      0.85% to 1.45%    -3.76% to -1.27%
        2009                       3,131,362    9.32 to 10.24     $30,776,897      0.04%      0.85% to 1.45%    -3.60% to -1.26%
        2008                       3,644,923    9.73 to 10.37     $36,756,488      0.47%      0.85% to 1.45%    -2.69% to -0.47%
        2007                       1,181,204    10.03 to 10.42    $12,092,204      6.23%      0.85% to 1.45%     0.17% to 2.31%

    Oil & Gas
        2011                         200,734    10.05 to 11.13     $2,066,750      0.18%      0.85% to 1.45%    -1.12% to 0.68%
        2010                         319,228    10.00 to 11.18     $3,337,725      0.34%      0.85% to 1.45%    13.77% to 16.24%
        2009                         273,281     8.87 to 9.62      $2,486,236      0.00%      0.85% to 1.45%    11.58% to 13.72%
        2008                         179,185     6.78 to 8.38      $1,449,233      0.00%      0.85% to 1.45%    -38.97% to -37.92%
        2007                         167,537    13.13 to 13.50     $2,224,050      0.00%      0.85% to 1.45%    28.93% to 29.97%

    NASDAQ-100
        2011                          41,081    10.34 to 11.78       $458,707      0.00%      0.85% to 1.45%    -2.22% to 0.05%
        2010                         376,111    10.58 to 11.83     $4,225,843      0.00%      0.85% to 1.45%    13.95% to 16.72%
        2009                         358,797    9.25 to 10.14      $3,472,874      0.00%      0.85% to 1.45%    47.15% to 49.00%
        2008                          17,227     6.41 to 6.63        $111,549      0.00%      0.85% to 1.45%        -44.25%
        2007                          13,106    11.55 to 11.85       $151,767      0.00%      0.85% to 1.45%         15.34%

    Pharmaceuticals
        2011                          27,507    10.23 to 11.37       $290,719      0.16%      0.85% to 1.45%    12.37% to 14.35%
        2010                          17,298     9.16 to 9.94        $163,160      0.89%      0.85% to 1.45%    -2.74% to -1.36%
        2009                           7,417     9.44 to 9.94         $73,029      1.69%      0.85% to 1.45%    14.52% to 14.70%
        2008                           1,160     8.61 to 8.65         $10,002      1.52%      0.85% to 1.45%    -21.15% to -21.03%
        2007                           1,287    10.92 to 10.95        $14,064      2.96%      0.85% to 1.45%         0.38%

    Precious Metals
        2011                         290,349    8.84 to 10.02      $2,670,882      0.00%      0.85% to 1.45%    -21.99% to -20.26%
        2010                         416,773    11.23 to 12.56     $4,898,793      0.00%      0.85% to 1.45%    28.11% to 31.21%
        2009                         320,379     8.77 to 9.57      $2,934,499      1.08%      0.85% to 1.45%    30.86% to 33.25%
        2008                         114,794     6.78 to 7.12        $796,192      3.33%      0.85% to 1.45%    -32.88% to -31.83%
        2007                          92,297    10.18 to 10.44       $953,254      1.84%      0.85% to 1.45%    19.24% to 20.14%

    Real Estate
        2011                          15,319     7.91 to 8.82        $125,302      0.00%      0.85% to 1.45%     1.36% to 3.14%
        2010                         101,382     7.72 to 8.47        $806,391      4.47%      0.85% to 1.45%    20.59% to 22.77%
        2009                          97,817     6.38 to 6.97        $646,329      10.60%     0.85% to 1.45%    23.99% to 25.49%
        2008                           2,068     5.43 to 5.26         $11,083      0.00%      0.85% to 1.45%    -43.06% to -42.37%
        2007                          15,376     9.21 to 9.42        $142,186      1.79%      0.85% to 1.45%    -21.81 to -21.13%

    Rising Rates Opportunity
        2011                         302,664     3.10 to 3.50        $995,205      0.00%      0.85% to 1.45%    -39.77% to -38.46%
        2010                         779,978     5.14 to 5.75      $4,279,873      0.00%      0.85% to 1.45%    -18.92% to -17.11%
        2009                         221,982     6.40 to 6.94      $1,487,884      0.31%      0.85% to 1.45%    28.41% to 29.70%
        2008                          15,745     5.03 to 5.23         $81,177      3.69%      0.85% to 1.45%    -39.97% to -39.14%
        2007                           7,056     8.41 to 8.65         $60,495      64.55%     0.85% to 1.45%    -7.04% to -6.66%

    Semiconductor
        2011                           3,232     7.27 to 7.74         $23,887      0.10%      0.85% to 1.45%    -5.94% to -5.94%
        2010                           5,449     7.83 to 8.30         $44,313      0.04%      0.85% to 1.45%    8.87% to 10.24%
        2009                         241,377     7.04 to 7.69      $1,785,948      0.00%      0.85% to 1.45%          n/a
        2008                             176     4.64 to 4.64            $816      0.00%      0.85% to 1.45%          n/a
        2007                             172         9.48              $1,633      0.00%      0.85% to 1.45%         4.81%

    Short Dow 30
        2011                           8,145     4.88 to 5.40         $42,372      0.00%      0.85% to 1.45%    -15.81% to -14.29%
        2010                           5,046     5.79 to 6.30         $31,215      0.00%      0.85% to 1.45%    -24.25% to -22.87%
        2009                           2,802     7.65 to 8.17         $22,342      0.00%      0.85% to 1.45%        -27.42%
        2008                           4,182    10.67 to 11.02        $45,384      0.44%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Emerging Markets
        2011                           3,583     5.38 to 5.64         $19,621      0.00%      0.85% to 1.45%     7.51% to 8.75%
        2010                         143,188     4.90 to 5.26        $723,077      0.00%      0.85% to 1.45%    -21.03% to -20.44%
        2009                           4,499     6.27 to 6.37         $28,600      0.00%      0.85% to 1.45%        -50.11%
        2008                             183    12.70 to 12.70         $2,322      0.16%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short International
        2011                          14,422     7.54 to 7.94        $111,648      0.00%      0.85% to 1.45%    -1.30% to -0.06%
        2010                          12,681     7.64 to 7.94         $98,759      0.00%      0.85% to 1.45%    -16.97% to -16.26%
        2009                          20,401     9.31 to 9.59        $191,873      -0.01%     0.85% to 1.45%    -32.17% to -32.00%
        2008                           1,134    13.72 to 13.76        $15,593      0.02%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Mid-Cap
        2011                           1,105     4.88 to 5.10          $5,516      0.00%      0.85% to 1.45%    -11.02% to -10.31%
        2010                           1,045     5.48 to 5.69          $5,840      0.00%      0.85% to 1.45%    -28.11% to -27.53%
        2009                          69,524     7.42 to 8.14        $542,722      0.89%      0.85% to 1.45%    -37.68% to -36.39%
        2008                          50,054    12.01 to 12.69       $614,579      0.11%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short NASDAQ-100
        2011                         131,562     4.58 to 5.08        $643,248      0.00%      0.85% to 1.45%    -13.20% to -12.03%
        2010                           6,774     5.28 to 5.57         $36,308      0.00%      0.85% to 1.45%    -23.59% to -22.86%
        2009                          92,336     6.72 to 7.38        $653,427      1.27%      0.85% to 1.45%    -42.76% to -41.57%
        2008                          64,964    11.86 to 12.52       $787,309      0.32%      0.85% to 1.45%    44.50% to 44.72%
        2007                          18,685     8.45 to 8.62        $160,943      3.48%      0.85% to 1.45%          n/a

    Short Small-Cap
        2011                          38,369     4.51 to 5.05        $187,119      0.00%      0.85% to 1.45%    -11.86% to -10.75%
        2010                          29,056     5.30 to 5.78        $160,529      0.00%      0.85% to 1.45%    -31.22% to -29.93%
        2009                         205,275     7.54 to 8.28      $1,622,914      1.10%      0.85% to 1.45%    -34.77% to -33.41%
        2008                          76,750    11.66 to 12.32       $914,786      0.40%      0.85% to 1.45%         20.83%
        2007                             764         9.90              $7,560      4.16%      0.85% to 1.45%         1.78%

    Small-Cap
        2011                         181,279     7.83 to 8.87      $1,532,704      0.00%      0.85% to 1.45%    -8.90% to -7.10%
        2010                          70,004     8.60 to 9.42        $631,227      0.00%      0.85% to 1.45%    20.50% to 22.87%
        2009                         169,877     7.13 to 7.74      $1,281,454      0.00%      0.85% to 1.45%    21.98% to 23.82%
        2008                           9,677     5.89 to 6.13         $58,323      0.51%      0.85% to 1.45%    -36.69% to -36.56%
        2007                           3,000     9.53 to 9.71         $28,846      0.12%      0.85% to 1.45%    -4.79% to -4.16%

    Small-Cap Growth
        2011                          14,124    9.00 to 10.06        $133,683      0.00%      0.85% to 1.45%    -2.05% to -0.12%
        2010                         102,231    9.04 to 10.07        $996,080      0.00%      0.85% to 1.45%    21.28% to 23.98%
        2009                          71,490     7.48 to 8.15        $553,261      0.00%      0.85% to 1.45%    22.13% to 23.61%
        2008                           3,180     6.21 to 6.42         $20,161      0.00%      0.85% to 1.45%        -35.83%
        2007                          14,157    9.77 to 10.01        $140,143      0.00%      0.85% to 1.45%         -1.83%

    Small-Cap Value
        2011                          12,137     7.75 to 8.65         $98,851      0.00%      0.85% to 1.45%    -7.26% to -5.43%
        2010                          32,737     8.22 to 9.15        $284,341      0.22%      0.85% to 1.45%    18.14% to 20.23%
        2009                           6,385     7.03 to 7.56         $46,931      0.32%      0.85% to 1.45%    16.49% to 18.02%
        2008                          18,045     5.82 to 6.30        $112,531      0.00%      0.85% to 1.45%    -32.91% to -32.06%
        2007                           6,005     9.08 to 9.29         $55,558      0.00%      0.85% to 1.45%    -10.12% to -9.02%

    Technology
        2011                          20,526    9.73 to 10.69        $208,258      0.00%      0.85% to 1.45%    -4.13% to -3.03%
        2010                          27,164    10.23 to 11.02       $286,738      0.00%      0.85% to 1.45%     7.25% to 8.70%
        2009                         170,332    9.41 to 10.27      $1,673,080      0.00%      0.85% to 1.45%    56.50% to 58.47%
        2008                         109,427     6.35 to 6.14        $677,277      0.00%      0.85% to 1.45%    -46.06% to -45.38%
        2007                          74,806    11.39 to 11.72       $856,280      0.00%      0.85% to 1.45%    11.29% to 12.26%

    Telecommunications
        2011                           3,049     9.03 to 9.62         $28,624      6.35%      0.85% to 1.45%    -1.24% to -0.29%
        2010                           4,260     9.15 to 9.61         $40,645      0.45%      0.85% to 1.45%    12.16% to 13.23%
        2009                         198,659     7.95 to 8.68      $1,658,628      0.33%      0.85% to 1.45%     3.42% to 5.46%
        2008                          13,244     7.71 to 8.13        $105,624      9.47%      0.85% to 1.45%    -36.37% to -35.92%
        2007                           3,528    12.35 to 12.57        $44,174      0.81%      0.85% to 1.45%    12.35% to 12.57%

    U.S. Government Plus
        2011                          77,715    15.97 to 18.08     $1,331,177      0.37%      0.85% to 1.45%    38.60% to 41.53%
        2010                          46,903    11.41 to 12.71       $561,226      2.27%      0.85% to 1.45%     6.58% to 7.97%
        2009                          18,971    10.93 to 11.47       $214,117      0.03%      0.85% to 1.45%    -34.28% to -33.92%
        2008                          16,795    16.90 to 17.54       $290,233      1.21%      0.85% to 1.45%    46.84% to 47.43%
        2007                           5,126    11.82 to 11.90        $60,715      2.74%      0.85% to 1.45%          n/a

    Ultra Bull
        2011                         137,889     5.26 to 5.79        $730,987      0.00%      0.85% to 1.45%    -7.87% to -6.29%
        2010                         506,783     5.59 to 6.25      $2,996,271      0.00%      0.85% to 1.45%    17.73% to 20.59%
        2009                       1,078,940     4.73 to 5.18      $5,360,014      0.89%      0.85% to 1.45%    41.07% to 42.63%
        2008                          19,004     3.52 to 3.62         $67,527      3.40%      0.85% to 1.45%    -68.19% to -67.85%
        2007                          26,414    11.04 to 11.28       $293,661      0.79%      0.85% to 1.45%    -1.60% to -0.71%

    Ultra Mid-Cap
        2011                          56,304     5.86 to 6.40        $338,096      0.00%      0.85% to 1.45%    -16.28% to -15.14%
        2010                         131,286     6.89 to 7.71        $960,431      0.00%      0.85% to 1.45%    45.11% to 47.60%
        2009                         102,960     4.88 to 5.22        $513,082      0.15%      0.85% to 1.45%    61.45% to 63.48%
        2008                          68,807     2.69 to 3.19        $214,672      2.63%      0.85% to 1.45%    -68.29% to -67.90%
        2007                          30,158     9.65 to 9.93        $295,434      2.52%      0.85% to 1.45%     2.82% to 4.12%

    Ultra NASDAQ-100
        2011                          14,073     8.61 to 9.62        $128,135      0.00%      0.85% to 1.45%    -4.59% to -3.10%
        2010                          33,228     8.94 to 9.73        $309,784      0.00%      0.85% to 1.45%    30.32% to 32.68%
        2009                         391,866     6.84 to 7.50      $2,828,106      0.00%      0.85% to 1.45%    111.81% to 116.52%
        2008                         494,338     3.26 to 3.46      $1,666,194      0.00%      0.85% to 1.45%    -73.55% to -73.10%
        2007                         173,463    12.46 to 12.87     $2,200,943      0.00%      0.85% to 1.45%         25.74%

    Ultra Short Dow30
        2011                          96,357     3.09 to 3.37        $302,485      0.00%      0.85% to 1.45%    -30.85% to -29.84%
        2010                         105,482     4.49 to 4.72        $478,261      0.00%      0.85% to 1.45%    -35.92% to -34.89%
        2009                          57,058     7.01 to 7.25        $404,663      0.11%      0.85% to 1.45%        -47.02%
        2008                           6,611    13.40 to 13.69        $89,831      11.37%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Ultra Short NASDAQ-100
        2011                         156,601     2.53 to 2.73        $407,820      0.00%      0.85% to 1.45%    -24.85% to -23.64%
        2010                         479,721     3.39 to 3.63      $1,670,172      0.00%      0.85% to 1.45%    -43.06% to -42.05%
        2009                          53,528     5.97 to 6.19        $327,089      0.46%      0.85% to 1.45%    -65.08% to -64.97%
        2008                          27,850    17.36 to 17.59       $485,785      2.47%      0.85% to 1.45%          n/a
        2007                             833         9.80              $8,165      0.00%      0.85% to 1.45%          n/a

    Ultra Small-Cap
        2011                          10,090     4.21 to 4.58         $55,235      0.00%      0.85% to 1.45%    -21.27% to -20.08%
        2010                         168,411     5.18 to 5.80        $931,565      0.00%      0.85% to 1.45%    43.56% to 46.38%
        2009                          63,475     3.68 to 3.94        $241,258      0.29%      0.85% to 1.45%    36.37% to 38.23%
        2008                          80,726     2.70 to 2.86        $225,087      0.99%      0.85% to 1.45%    -67.11% to -66.63%
        2007                          35,465     8.36 to 8.57        $299,996      0.47%      0.85% to 1.45%          n/a

    Utilities
        2011                          79,588    10.71 to 12.20       $905,158      1.68%      0.85% to 1.45%    13.42% to 15.59%
        2010                          29,135    9.53 to 10.41        $289,918      0.36%      0.85% to 1.45%     2.72% to 4.11%
        2009                          24,366     9.47 to 9.95        $238,605      3.65%      0.85% to 1.45%     7.36% to 8.76%
        2008                           7,762     8.82 to 9.23         $69,402      8.09%      0.85% to 1.45%    -32.82% to -31.66%
        2007                          11,379    13.13 to 13.51       $150,868      0.47%      0.85% to 1.45%    12.53% to 13.61%

   Van Eck Variable Insurance Portfolio
    Global Hard Assets Fund
        2011                         551,348    10.77 to 41.64    $16,260,669      1.18%      0.85% to 1.45%    -19.44% to -17.24%
        2010                         564,648    13.48 to 50.67    $20,767,055      0.32%      0.85% to 1.45%    24.50% to 28.01%
        2009                         536,922    10.78 to 39.86    $16,440,870      0.24%      0.85% to 1.45%    51.74% to 56.05%
        2008                         476,308    7.15 to 25.72      $9,533,690      0.38%      0.85% to 1.45%    -48.02% to -46.64%
        2007                         528,838    13.80 to 48.54    $20,156,629      0.10%      0.85% to 1.45%    40.76% to 43.98%

    Emerging Markets Fund
        2011                         112,496    12.97 to 29.81     $2,818,092      1.10%      0.95% to 1.40%    -28.18% to -26.44%
        2010                         125,306    19.76 to 41.94     $4,386,760      0.56%      0.95% to 1.40%    22.67% to 25.64%
        2009                         324,446    15.89 to 33.62     $8,612,330      0.07%      0.95% to 1.40%    106.16% to 111.16%
        2008                         170,422    7.61 to 15.74      $2,158,848      0.00%      0.95% to 1.40%    -65.95% to -65.11%
        2007                         238,513    22.03 to 46.28     $8,978,925      0.39%      0.95% to 1.40%    33.06% to 36.31%

    Global Bond Fund
        2011                         183,521    12.10 to 17.87     $3,067,936      5.20%      0.95% to 1.40%     5.95% to 7.12%
        2010                          93,668    11.89 to 16.68     $1,489,311      3.73%      0.95% to 1.40%     4.04% to 5.19%
        2009                         105,610    11.43 to 15.86     $1,583,454      2.32%      0.95% to 1.40%     3.83% to 4.98%
        2008                          62,748    11.00 to 15.11       $873,368      8.48%      0.95% to 1.40%     1.50% to 2.63%
        2007                          34,174    10.83 to 14.72       $474,634      4.86%      0.95% to 1.40%     7.47% to 8.67%

    Worldwide Real Estate Fund
        2009                               -          -                    $0      0.00%      0.95% to 1.40%          n/a
        2008                         199,002    5.06 to 12.74      $1,435,883      5.57%      0.95% to 1.40%    -56.61% to -55.54%
        2007                         183,261    11.44 to 28.65     $3,480,080      0.99%      0.95% to 1.40%    -2.45% to -0.07%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                               -          -                    $0      0.97%      0.95% to 1.40%          n/a
        2009                          23,509    9.79 to 13.77        $309,512      0.80%      0.95% to 1.40%    35.98% to 37.97%
        2008                          30,073     7.17 to 9.98        $287,516      0.79%      0.95% to 1.40%    -42.57% to -41.73%
        2007                          40,934    12.44 to 17.12       $672,799      0.00%      0.95% to 1.40%     6.16% to 7.72%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2011                       2,863,511    12.28 to 15.25    $40,725,603      2.69%      0.85% to 1.45%    -0.25% to 2.63%
        2010                       2,686,254    12.13 to 14.86    $37,862,526      2.73%      0.85% to 1.45%     4.08% to 7.08%
        2009                       2,896,668    11.63 to 13.88    $38,169,100      4.94%      0.85% to 1.45%    9.95% to 12.96%
        2008                       2,968,051    10.57 to 12.29    $34,987,198      4.66%      0.85% to 1.45%     1.08% to 3.80%
        2007                       2,778,423    10.46 to 11.84    $31,782,014      5.12%      0.85% to 1.45%     4.88% to 7.71%

    Low Duration Portfolio
        2011                         525,464    10.70 to 12.78     $6,138,598      1.56%      0.85% to 1.45%    -2.46% to 0.16%
        2010                         654,472    10.41 to 12.76     $7,768,442      1.82%      0.85% to 1.45%     1.57% to 4.29%
        2009                       1,060,821    10.25 to 12.24    $12,158,287      1.64%      0.85% to 1.45%    9.31% to 12.25%
        2008                         215,399    9.38 to 10.90      $2,251,914      5.50%      0.85% to 1.45%    -3.95% to -1.36%
        2007                         119,635    9.77 to 11.05      $1,283,734      4.81%      0.85% to 1.45%     3.54% to 6.34%

    High Yield Portfolio
        2011                       1,667,630    11.20 to 16.51    $22,869,229      6.09%      0.85% to 1.45%    -0.60% to 2.37%
        2010                       1,329,415    11.27 to 16.13    $17,908,306      7.43%      0.85% to 1.45%    10.19% to 13.37%
        2009                       1,258,883    10.28 to 14.22    $15,371,046      7.52%      0.85% to 1.45%    35.04% to 38.94%
        2008                         593,773    7.61 to 10.24      $5,456,913      7.52%      0.85% to 1.45%    -26.04% to -24.24%
        2007                         510,428    10.43 to 13.51     $6,565,689      7.48%      0.85% to 1.45%     0.07% to 2.52%

    Real Return Portfolio
        2011                         480,504    12.20 to 16.03     $6,979,131      2.56%      0.85% to 1.45%    7.57% to 10.61%
        2010                         450,280    11.34 to 14.49     $6,043,790      1.57%      0.85% to 1.45%     4.28% to 7.08%
        2009                         629,988    10.95 to 13.53     $7,976,259      2.81%      0.85% to 1.45%    14.18% to 17.24%
        2008                         369,693    9.57 to 11.54      $3,985,026      5.88%      0.85% to 1.45%    -10.11% to -7.91%
        2007                         288,934    10.78 to 12.53     $3,493,905      4.69%      0.85% to 1.45%     6.97% to 9.58%

    All Asset Portfolio
        2011                         158,271    11.44 to 12.89     $1,927,813      7.07%      0.85% to 1.45%    -1.57% to 0.51%
        2010                         115,843    11.51 to 12.82     $1,404,847      6.74%      0.85% to 1.45%    9.28% to 11.43%
        2009                          80,190    10.71 to 11.50       $893,702      2.25%      0.85% to 1.45%    13.23% to 14.76%
        2008                          76,942     9.14 to 9.57        $753,352      8.63%      0.85% to 1.45%    -17.53% to -17.53%
        2007                             931        11.48             $10,693      7.45%      0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2011                         201,670    7.47 to 10.44      $1,981,673      0.54%      0.85% to 1.45%    -2.98% to -0.27%
        2010                         422,174    7.70 to 10.47      $4,161,507      0.59%      0.85% to 1.45%    25.40% to 28.89%
        2009                         339,009     6.14 to 8.12      $2,650,161      1.12%      0.85% to 1.45%    23.53% to 26.47%
        2008                         363,402     5.04 to 6.42      $2,251,894      0.70%      0.85% to 1.45%    -36.14% to -34.65%
        2007                         369,447     8.15 to 9.83      $3,526,618      1.06%      0.85% to 1.45%    -19.17% to -17.28%

    Large Cap Value Fund
        2011                         136,719     8.90 to 9.78      $1,282,843      0.38%      0.95% to 1.40%    -8.89% to -7.93%
        2010                          27,903    9.77 to 10.63        $290,585      0.66%      0.95% to 1.40%    9.00% to 10.15%
        2009                          40,242     8.96 to 9.65        $382,326      1.66%      0.95% to 1.40%    15.98% to 17.20%
        2008                          43,479     7.73 to 8.23        $352,852      2.07%      0.95% to 1.40%    -35.92% to -35.14%
        2007                          45,450    12.04 to 12.69       $571,961      1.94%      0.95% to 1.40%    -0.53% to 0.53%

    Mid Cap Value Fund
        2011                         418,674    10.09 to 12.60     $5,092,088      0.81%      0.95% to 1.40%    -9.37% to -7.26%
        2010                         410,725    11.09 to 13.58     $5,402,048      0.78%      0.95% to 1.40%    21.07% to 23.82%
        2009                         285,700    9.21 to 10.97      $3,038,668      2.02%      0.95% to 1.40%    28.96% to 31.89%
        2008                         210,711     7.11 to 8.32      $1,713,790      1.34%      0.95% to 1.40%    -38.77% to -37.65%
        2007                         160,330    12.47 to 13.34     $2,104,830      1.22%      0.95% to 1.40%     0.74% to 2.22%

   Nueberger Berman Advisors Management Trust
    Small Cap Growth Portfolio
        2011                          54,815     7.91 to 9.05        $480,184      0.00%      0.95% to 1.40%    -3.21% to -1.99%
        2010                         218,952     8.57 to 9.24      $1,965,677      0.00%      0.95% to 1.40%    17.19% to 18.48%
        2009                          63,556     7.38 to 7.80        $487,815      0.00%      0.95% to 1.40%    20.68% to 21.59%
        2008                          17,149     6.22 to 6.41        $108,804      0.00%      0.95% to 1.40%    -40.50% to -40.05%
        2007                          20,560    10.46 to 10.70       $217,365      0.00%      0.95% to 1.40%    -1.19% to -0.44%

    Mid-Cap Growth Portfolio
        2011                          35,758    11.90 to 14.45       $494,753      0.00%      0.95% to 1.40%    -2.11% to -0.69%
        2010                         135,682    13.33 to 14.55     $1,906,291      0.00%      0.95% to 1.40%    25.70% to 27.53%
        2009                          51,687    10.61 to 11.41       $580,166      0.00%      0.95% to 1.40%    28.23% to 30.10%
        2008                         157,314     8.27 to 8.77      $1,362,686      0.00%      0.95% to 1.40%    -44.86% to -44.05%
        2007                          94,100    14.96 to 15.67     $1,460,282      0.00%      0.95% to 1.40%    19.29% to 21.04%

    Regency Portfolio
        2011                           8,067    9.29 to 11.41         $90,083      0.28%      0.95% to 1.40%    -8.76% to -7.38%
        2010                          31,974    11.24 to 12.32       $346,183      0.40%      0.95% to 1.40%    23.13% to 24.99%
        2009                          13,231     9.14 to 9.85        $126,506      5.44%      0.95% to 1.40%    43.59% to 45.17%
        2008                         112,950     5.54 to 6.79        $746,416      0.08%      0.95% to 1.40%    -47.11% to -46.33%
        2007                         172,535    10.37 to 12.65     $2,132,570      0.13%      0.95% to 1.40%     0.84% to 2.32%

   Premier VIT
    NACM Small Cap Portfolio
        2010                               -          -                    $0      0.29%      0.95% to 1.40%          n/a
        2009                         101,920     7.47 to 8.27        $805,818      0.04%      0.95% to 1.40%    12.44% to 14.48%
        2008                          52,274     5.95 to 7.14        $362,367      0.00%      0.95% to 1.40%    -43.03% to -42.19%
        2007                          26,701    10.33 to 12.44       $312,404      0.00%      0.95% to 1.40%    -1.82% to -0.38%

    OpCap Renaissance Portfolio
        2008                               -          -                    $0      1.42%      0.95% to 1.40%          n/a
        2007                           1,103    10.87 to 11.04        $12,103      0.02%      0.95% to 1.40%     4.52% to 5.05%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2011                               -        $0.00                  $0      4.09%      0.85% to 1.45%          n/a
        2010                           4,604     6.59 to 7.10         $31,378      0.06%      0.85% to 1.45%    8.92% to 10.07%
        2009                           2,939     5.92 to 6.29         $18,030      1.32%      0.85% to 1.45%    27.17% to 29.29%
        2008                           8,878     4.65 to 4.86         $42,398      3.65%      0.85% to 1.45%    -48.65% to -47.79%
        2007                           4,884     9.03 to 9.38         $45,218      0.00%      0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2011                               -        $0.00                  $0      1.55%      0.85% to 1.45%          n/a
        2010                          12,478    9.18 to 10.03        $121,281      0.13%      0.85% to 1.45%    10.31% to 12.42%
        2009                          13,715     8.32 to 8.92        $119,844      5.98%      0.85% to 1.45%    26.14% to 27.79%
        2008                          10,749     6.74 to 6.98         $74,494      3.00%      0.85% to 1.45%    -37.74% to -37.33%
        2007                          11,248    10.92 to 11.14       $124,730      1.37%      0.85% to 1.45%    -0.39% to -0.19%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2011                         140,336    10.54 to 11.97     $1,591,230      1.63%      0.85% to 1.45%     4.85% to 7.23%
        2010                         157,637    10.05 to 11.16     $1,686,774      0.23%      0.85% to 1.45%    11.42% to 13.45%
        2009                          11,367     9.08 to 9.84        $105,247      0.93%      0.85% to 1.45%    17.91% to 19.63%
        2008                           9,316     7.70 to 8.06         $73,646      2.11%      0.85% to 1.45%    -32.22% to -31.08%
        2007                           7,692    11.36 to 11.75        $89,543      1.64%      0.85% to 1.45%          n/a

    International Value Portfolio
        2011                          13,461     6.26 to 7.01         $89,631      1.89%      0.85% to 1.45%    -21.67% to -20.29%
        2010                          14,630     7.99 to 8.67        $122,768      1.18%      0.85% to 1.45%     0.79% to 2.26%
        2009                          11,853     7.99 to 8.64         $98,657      2.02%      0.85% to 1.45%    26.41% to 28.20%
        2008                          13,696     6.37 to 6.68         $89,666      2.36%      0.85% to 1.45%    -39.46% to -38.45%
        2007                          22,091    10.55 to 10.85       $237,667      0.41%      0.85% to 1.45%     1.70% to 1.86%

    Socially Responsible Growth Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                               -          -                    $0      0.00%      0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                               -          -                    $0      51.67%     0.85% to 1.45%          n/a
        2008                          66,521    9.83 to 10.07        $658,616      4.34%      0.85% to 1.45%    -0.10% to 0.75%
        2007                          73,715    9.82 to 10.08        $730,031      2.40%      0.85% to 1.45%    -1.87% to -0.78%

    All-Cap Equity Fund
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                         101,638     6.92 to 7.09        $706,488      0.00%      0.85% to 1.45%    -24.96% to -24.32%
        2007                         220,319     9.69 to 9.95      $2,156,412      0.47%      0.85% to 1.45%     0.00% to 1.12%

    HY Bond Fund
        2011                          16,687     9.25 to 9.79        $163,169      5.29%      0.85% to 1.45%     1.95% to 2.97%
        2010                          17,425     9.07 to 9.51        $161,172      7.44%      0.85% to 1.45%     1.03% to 2.05%
        2009                           5,311     8.95 to 9.31         $48,543      2.04%      0.85% to 1.45%     7.10% to 7.75%
        2008                         127,858     8.24 to 8.73      $1,094,039      0.67%      0.85% to 1.45%    -12.21% to -11.37%
        2007                          47,580     9.69 to 9.85        $464,137      3.24%      0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2011                          75,445     8.61 to 9.62        $679,334      1.59%      0.85% to 1.45%    -5.43% to -3.62%
        2010                          34,999     9.09 to 9.98        $329,578      0.08%      0.85% to 1.45%    8.55% to 10.63%
        2009                          22,875     8.42 to 9.02        $195,824      2.01%      0.85% to 1.45%    20.08% to 21.47%
        2008                          11,222     7.01 to 7.23         $79,445      1.93%      0.85% to 1.45%    -34.36% to -33.86%
        2007                           5,355    10.70 to 10.84        $57,681      1.91%      0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2011                          19,367    12.19 to 13.85       $251,047      2.79%      0.85% to 1.45%     3.06% to 5.40%
        2010                          27,339    11.83 to 13.14       $340,567      2.30%      0.85% to 1.45%     6.13% to 8.22%
        2009                          14,068    11.31 to 12.15       $164,309      10.64%     0.85% to 1.45%    27.35% to 27.54%
        2008                           1,634     9.28 to 9.32         $15,211      2.73%      0.85% to 1.45%    -16.79% to -16.67%
        2007                          12,845    11.15 to 11.26       $143,678      9.00%      0.85% to 1.45%     4.12% to 4.28%

    Emerging Markets Equity Portfolio
        2011                          42,646    9.23 to 10.40        $418,758      0.09%      0.85% to 1.45%    -21.05% to -19.37%
        2010                         129,035    11.53 to 12.96     $1,581,054      0.21%      0.85% to 1.45%    14.75% to 17.41%
        2009                         224,025    10.13 to 11.04     $2,354,465      0.00%      0.85% to 1.45%    64.60% to 67.50%
        2008                          27,199     6.23 to 6.53        $174,359      0.00%      0.85% to 1.45%    -58.11% to -57.41%
        2007                          24,876    14.92 to 15.37       $376,592      0.62%      0.85% to 1.45%    37.46% to 38.29%

    Mid Cap Growth Portfolio
        2011                          35,322    10.23 to 11.65       $386,996      0.24%      0.85% to 1.45%    -10.54% to -8.46%
        2010                          57,071    11.43 to 12.73       $688,148      0.00%      0.85% to 1.45%    27.47% to 30.43%
        2009                          28,965     8.97 to 9.76        $268,742      0.00%      0.85% to 1.45%    52.26% to 54.10%
        2008                           9,000     5.98 to 6.18         $54,675      3.68%      0.85% to 1.45%    -48.50% to -47.90%
        2007                          20,574    11.64 to 11.97       $244,319      0.00%      0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2011                          10,725    9.66 to 11.00        $109,267      0.43%      0.85% to 1.45%    -2.83% to -0.92%
        2010                          15,347    9.94 to 10.89        $157,983      0.99%      0.85% to 1.45%    17.75% to 19.58%
        2009                          12,453     8.44 to 9.02        $108,022      0.00%      0.85% to 1.45%    34.71% to 35.25%
        2008                             588     6.37 to 6.44          $3,762      3.01%      0.85% to 1.45%          n/a
        2007                           1,457    11.28 to 11.49        $16,485      0.42%      0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2011                          20,353    9.28 to 10.43        $201,715      0.58%      0.85% to 1.45%     2.24% to 4.20%
        2010                          23,010    9.07 to 10.01        $222,824      0.73%      0.85% to 1.45%    25.33% to 26.78%
        2009                           2,210     7.31 to 7.66         $16,730      2.12%      0.85% to 1.45%    24.32% to 25.95%
        2008                           3,321     5.88 to 6.08         $19,894      1.41%      0.85% to 1.45%    -40.02% to -39.29%
        2007                          13,796    9.82 to 10.10        $138,157      0.83%      0.85% to 1.45%    -19.04% to 18.92%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2011                       3,696,604    9.13 to 10.20     $36,214,488      0.00%      0.85% to 1.45%`   -7.16% to -4.91%
        2010                       2,346,071    9.83 to 10.73     $24,764,596      0.00%      0.85% to 1.45%    13.32% to 15.66%
        2009                       1,616,425     8.79 to 9.27     $14,988,870      0.00%      0.85% to 1.45%    19.06% to 19.17%
        2008                       1,739,883     7.69 to 7.78     $13,528,700      0.41%      0.85% to 1.45%    -19.62% to -19.06%
        2007                       1,707,612     9.57 to 9.61     $16,411,138      0.00%      0.85% to 1.45%    -4.30% to -3.90%

    Chariot Absolute Return All Opportunities Portfolio
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                       1,174,152     9.41 to 9.73     $11,219,989      0.00%      0.85% to 1.45%    -3.14% to -0.89%
        2009                       1,751,489     9.71 to 9.82     $17,095,601      0.00%      0.85% to 1.45%          n/a

          *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

          **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the
              percentage change from inception to the end of the period.
PART C

OTHER INFORMATION

Item 24.

(a)       Financial Statements

            Financial statements are included in Part B of the Registration Statement.

(b)       Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C.  (3)

(2)   Not Applicable

(3)   (a)  Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities Company (10)

        (b)  Registered Representative Contract  (12)

(4)   (a)   Form of A053A1 Flexible Premium Deferred Variable Annuity Contract (3)

        (b)   Form of Maturity Date Endorsement for Qualified Contracts  (3)

        (c)   Form of Endorsement for Tax Sheltered Annuity  (3)

        (d)   Form of A057A1 Flexible Premium Deferred Variable Annuity Contract (3)

(5)   (a)   Form of Application for Flexible Premium Deferred Variable Annuity Contract A053A1 and A057A1 (13)

(6)   (a)   Articles of Incorporation of Midland National Life Insurance Company (3)

        (b)  By-laws of Midland National Life Insurance Company  (3)

(7)   Not Applicable

(8)   (a)   Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (8)

        (b)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (2)

        (c)   Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (9)

        (d)   Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (9)

        (e)   Participation Agreement between Midland National Life Insurance Company and  Massachusetts Financial Variable Insurance Trusts. (4)

        (f)    Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (4)

        (g)   Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (5)

        (h)   Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (1)

        (i)    Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (5)

(j)    Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (6)

(k)   Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (7)

(l)    Amendments to Participation Agreement for Van Eck Associates Corporation. (11)

(m)  Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (14)

(n)   Premier VIT Novation Agreement to PIMCO Participation Agreement. (15)

(o)     AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (16)

(p)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(q)     Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (16)

(r)      SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (16)

(s)     Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

(t)      Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (16)

(u)     Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (16)

(v)     Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (16)

(w)    Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (16)

(x)      Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (16)

(y)     Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (17)

(z)      Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (18)

(aa)  Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (17)

(bb) Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.   (18)

(cc)  Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (19)

(dd) Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (20)

(ee)  Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (20)

(ff)    Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (20)

(9)   (a)  Opinion and Consent of Counsel (21)

        (b)  Power of Attorney (21)

(10) (a)  Consent of Sutherland, Asbill & Brennan, LLP (21)

        (b)  Consent of Independent Registered Public Accounting Firm (21)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (11)

(1)       Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 1 for Form S-6 File No. 333-80975 on August 31, 1999

(2)       Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

(3)       Incorporated herein by reference to Post-Effective Amendment #5 for Form N-4 on February 23, 1998 (File No. 33-64016)

(4)       Incorporated herein by reference to Post-effective Amendment #9 for Form N-4 Registration Statement on April 30, 1999 (File No. 33-64016)

(5)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(6)       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(7)       Incorporated herein by reference to Post-Effective Amendment No.  11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(8)       Incorporated herein by reference to Initial Form N-4 filing on June 7, 1993 (File No. 33-64016)

(9)       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1996 (File No. 33-64016)

(10)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(11)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

(12)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No. 333-119088)

(13)     Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333-108437)

(14)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)

(15)        Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No. 333-108437)

(16)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(17)        Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(18)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(19)        Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 29, 2010 (File No. 333-71800)

(20)        Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(21)     Filed herewith

(22)     To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**...........................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***...............................	President and Chief Operating Officer – Director
John J. Craig II**.................................................................	Senior Vice President & Treasurer - Director
Darron K. Ash....................................................................	Director
David C. Bratton..................................................................	Director
Roland C. Baker...............................................	Director
Willard Bunn, III...............................................	Director
William D. Heinz............................................	Director
Heather Kreager............................................	Director
Michael M. Masterson..................................	Director
Cindy K. Reed**...................................................................	President, Annuity Division
William L. Lowe**...........................................	President, Sammons Retirement Solutions
Robert R. TeKolste.......................................	Executive Vice President
Victoria E. Fimea**...........................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **........................................	Senior Vice President and Corporate Actuary
David Shaw **................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**......................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen.......................................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer................................................	Vice President and Chief Financial Officer
Ann Hughes**...................................................	Vice President, Business Development - SRS
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan......................................	Vice President, New Business & Underwriting
Timothy A. Reuer............................................	Vice President, Product Development
Teri L. Ross**...................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***.................................	Vice President, Marketing and Sales Support
Kirk Evans**......................................................	Vice President, Product Actuary & Risk Management – SRS
Michael L. Yanacheak**..............................................................	2nd Vice President, Product Development - Annuity Division
Gregory S. Helms...................................................	2nd Vice President, Policy Change & Accounting, Assistant Secretary
Diana Ronald**.......................................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks.........................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull.......................................................	Assistant Vice President & Actuary
Melissa Scheuerman**.............................................	Assistant Vice President, Business Development SRS
Susan Mersereau**....................................................	Assistant Vice President, COO Broker Dealer – SRS

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

 Item 26. Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 27. Number of Contract Owners

As of March 30, 2012--

VA

196 Non-Qualified

4 63 Qualified

VAII

601 Non-Qualified

1,784 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 W. Van Buren Chicago, IL 60607	Chairman & Chief Executive Officer
Jerome S. Rydell	Vice Chairman
Cindy Reed Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	President
John A. McClellan, CROP, SROP	Co-Chief Compliance Officer, Municipal Securities Principal
Susan Mersereau Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	Co-Chief Compliance Officer
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Operations & Compliance
Gerald R. Blair 525 West Van Buren Chicago, IL 60607	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor  MI  48103.

 Item 29c.Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-64016) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Securities Company, LLC	$ 59,666	0	0	$ 66,642

*Represents commissions paid on the Variable Annuity and Variable Annuity II variable annuities.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a)   A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)   Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c)   Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d)   Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company  Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with.  Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of  April, 2012.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                    By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                                    Director, Senior Vice President & Treasurer

      JOHN J. CRAIG, II

/s/ *                                                                         Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

/s/  *                                                                        Director

      Darron K. Ash

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                         Director

      David C. Bratton

/s/  *                                                                        Director

      Willard Bunn, III

/s/ *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

      MICHAEL M. MASTERSON

*By:  /s/  Teresa A. Silvius                                                                      Date:  April 25, 2012

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 33-64016

POST EFFECTIVE AMENDMENT NO. 22

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(9)(a)	(1) Opinion and Consent of Counsel (2) Power of Attorney
24(b)(10)(a)	(1) Consent of Sutherland, Asbill & Brennan, LLP (2) Consent of Independent Registered Public Accounting Firm

April 25, 2012

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Director s:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 33-64016 Amendment No. 22) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this               day of               2012.

SIGNATURE                           DATE               SIGNATURE                                       DATE

/s/ Darron K. Ash                      2/2/12                /s/ Roland C. Baker                                2/21/12

Darron K. Ash                                                  Roland C. Baker

/s/ David C. Bratton                    2/7/12                /s/ Willard Bunn, III                                2/2/12

David C. Bratton                                               Willard Bunn, III

/s/ John J. Craig II                         1/30/12             /s/ Esfandyar E. Dinshaw                       1/31/12

John J. Craig II                                                 Esfandyar E. Dinshaw

/s/ William D. Heinz                    2/7/12                /s/ Daniel M. Kiefer                   1/30/12

William D. Heinz                                               Daniel M. Kiefer

/s/ Heather Kreager                    2/2/12                /s/ Michael M. Masterson                       2/2/12

Heather Kreager                                               Michael M. Masterson

/s/ Steven C. Palmitier                1/30/12

Steven C. Palmitier

[Sutherland Letterhead]

April 25, 2012

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

                                RE:          Variable Annuity and Variable Annuity II

                                                Form N-4, File No. 33-64016

Gentlemen:

We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 33-64016).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/           Frederick R. Bellamy

                                                                                                                Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-64016 and 811-07772) of our report dated April 24, 2012,  relating to the financial statements and financial highlights of Midland National Life Separate Account C and the report dated March 28, 2012 relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2012